UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21991

Fidelity Rutland Square Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

John Hitt, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	August 31, 2014

Item 1. Reports to Stockholders

Strategic Advisers® International Multi-Manager Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
International Multi-Manager	1.17%
Actual		$ 1,000.00	$ 1,006.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class F	1.08%
Actual		$ 1,000.00	$ 1,006.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50
Class L	1.18%
Actual		$ 1,000.00	$ 1,005.90	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class N	1.43%
Actual		$ 1,000.00	$ 1,005.50	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG	2.2	1.8
Nestle SA	1.8	1.5
KDDI Corp.	1.7	1.8
Bayer AG	1.6	1.7
Roche Holding AG (participation certificate)	1.6	1.7
Royal Dutch Shell PLC Class A (United Kingdom)	1.5	1.6
Reckitt Benckiser Group PLC	1.1	1.1
British American Tobacco PLC (United Kingdom)	1.1	1.0
Danone SA	1.1	1.0
Sumitomo Mitsui Financial Group, Inc.	1.0	1.3
	14.7
Top Five Market Sectors as of August 31, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	22.3
Industrials	11.7	12.4
Consumer Staples	11.7	10.4
Health Care	10.4	10.0
Consumer Discretionary	10.4	11.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
United Kingdom 18.2%
Japan 17.9%
Switzerland 10.3%
France 9.9%
United States of America* 8.0%
Germany 7.4%
Netherlands 3.9%
Australia 3.0%
Hong Kong 2.3%
Other 19.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2014
United Kingdom 18.6%
Japan 17.8%
France 9.9%
Switzerland 9.8%
Germany 8.0%
United States of America* 8.0%
Netherlands 4.5%
Australia 2.7%
Spain 2.4%
Other 18.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Stocks 93.0%	Stocks 92.7%
Other 0.1%	Other 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 6.9%	Short-Term Investments and Net Other Assets (Liabilities) 7.2%

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.9%
Autoliv, Inc.	1,180	$ 122,354
Bridgestone Corp.	800	27,442
Compagnie Plastic Omnium	492	12,978
Continental AG	719	153,519
DENSO Corp.	5,000	216,877
Valeo SA	397	47,975
		581,145
Automobiles - 2.5%
Bayerische Motoren Werke AG (BMW)	1,250	145,520
Brilliance China Automotive Holdings Ltd.	8,000	14,823
Daimler AG (Germany)	2,353	192,429
Dongfeng Motor Group Co. Ltd. (H Shares)	8,000	14,823
Fuji Heavy Industries Ltd.	4,000	113,624
Honda Motor Co. Ltd.	5,600	190,099
Hyundai Motor Co.	492	113,042
Isuzu Motors Ltd.	2,000	13,819
Kia Motors Corp.	1,560	94,145
Mazda Motor Corp.	1,800	42,455
Peugeot Citroen SA (a)	1,550	21,771
PT Astra International Tbk	67,000	43,415
Renault SA	500	39,143
Suzuki Motor Corp.	1,100	35,745
Tata Motors Ltd. sponsored ADR	1,430	68,912
Toyota Motor Corp.	7,300	416,531
Volkswagen AG	57	12,770
Yamaha Motor Co. Ltd.	1,200	22,202
		1,595,268
Diversified Consumer Services - 0.1%
Kroton Educacional SA	1,300	38,939
Hotels, Restaurants & Leisure - 1.9%
Carnival PLC	3,811	142,747
Compass Group PLC	32,508	528,618
Flight Centre Travel Group Ltd.	699	30,618
InterContinental Hotel Group PLC	1,491	57,153
Sands China Ltd.	20,400	132,928
Sodexo SA	450	44,328
TUI Travel PLC	2,538	15,695
Whitbread PLC	3,292	239,868
Yum! Brands, Inc.	873	63,231
		1,255,186
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
Coway Co. Ltd.	204	$ 17,119
Iida Group Holdings Co. Ltd.	1,200	17,185
Nikon Corp.	14,700	213,411
Persimmon PLC	800	17,584
Taylor Wimpey PLC	22,300	42,426
Techtronic Industries Co. Ltd.	13,500	41,197
		348,922
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	3,900	50,453
Start Today Co. Ltd.	800	19,030
Vipshop Holdings Ltd. ADR (a)	184	36,180
		105,663
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	42,131
Yamaha Corp.	2,700	38,718
		80,849
Media - 2.0%
Altice S.A.	800	51,086
Dentsu, Inc.	700	28,425
Fuji Media Holdings, Inc.	7,100	109,729
ITV PLC	56,151	196,879
Nippon Television Network Corp.	7,300	112,189
ProSiebenSat.1 Media AG	2,125	85,202
Publicis Groupe SA (a)	190	14,155
realestate.com.au Ltd.	397	17,768
Reed Elsevier NV	21,562	491,550
RTL Group SA	400	38,804
Telenet Group Holding NV (a)	238	13,907
UBM PLC	3,332	35,015
WPP PLC	5,200	109,127
		1,303,836
Multiline Retail - 0.2%
Dollarama, Inc.	271	23,072
Don Quijote Holdings Co. Ltd.	400	21,183
Lifestyle International Holdings Ltd.	8,000	14,864
Next PLC	641	75,502
Ryohin Keikaku Co. Ltd.	100	11,226
		145,847
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
ABC-MART, Inc.	200	$ 10,246
Esprit Holdings Ltd.	82,150	133,347
Fielmann AG	216	13,930
H&M Hennes & Mauritz AB (B Shares)	3,084	131,183
Inditex SA	4,120	119,367
Kingfisher PLC	3,769	19,003
Nitori Holdings Co. Ltd.	900	53,977
USS Co. Ltd.	7,300	120,328
		601,381
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	650	48,716
Burberry Group PLC	1,200	28,309
Compagnie Financiere Richemont SA Series A	953	90,883
Gildan Activewear, Inc.	300	17,200
Global Brands Group Holding Ltd. (a)	150,000	34,645
Hermes International SCA	43	14,794
Kering SA	200	42,375
Li & Fung Ltd.	74,000	91,855
LVMH Moet Hennessy - Louis Vuitton SA	1,030	178,712
Pandora A/S	216	16,148
Yue Yuen Industrial (Holdings) Ltd.	7,500	23,274
		586,911
TOTAL CONSUMER DISCRETIONARY		6,643,947
CONSUMER STAPLES - 11.1%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	1,779	198,453
Diageo PLC	1,772	52,292
Embotelladoras Arca S.A.B. de CV	1,963	14,429
Heineken NV (Bearer)	3,171	241,242
ITO EN Ltd.	1,400	32,549
Pernod Ricard SA	3,360	396,191
SABMiller PLC	1,300	71,717
		1,006,873
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	36,020
Carrefour SA	1,608	55,747
Lawson, Inc.	1,200	86,155
Seven & i Holdings Co., Ltd.	2,000	80,206
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	1,500	$ 66,606
Tsuruha Holdings, Inc.	400	21,837
Woolworths Ltd.	2,343	79,127
		425,698
Food Products - 3.9%
Danone SA	10,198	712,147
M. Dias Branco SA	1,500	67,679
Nestle SA	15,384	1,193,312
Saputo, Inc.	518	31,510
Toyo Suisan Kaisha Ltd.	2,000	62,569
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,574	273,381
Unilever PLC	5,044	222,491
		2,563,089
Household Products - 1.3%
Henkel AG & Co. KGaA	480	45,656
Reckitt Benckiser Group PLC	8,555	745,636
Svenska Cellulosa AB (SCA) (B Shares)	2,000	48,074
		839,366
Personal Products - 1.3%
Kao Corp.	12,700	547,451
Kobayashi Pharmaceutical Co. Ltd.	1,600	102,571
Kose Corp.	1,800	78,543
L'Oreal SA	590	97,679
		826,244
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	12,308	727,689
Imperial Tobacco Group PLC	2,138	93,243
Japan Tobacco, Inc.	14,900	510,391
KT&G Corp.	2,367	221,505
		1,552,828
TOTAL CONSUMER STAPLES		7,214,098
ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Technip SA	3,886	359,974
Tecnicas Reunidas SA	2,098	114,719
		474,693
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.1%
BG Group PLC	27,295	$ 544,087
Cairn Energy PLC (a)	19,984	59,585
Canadian Natural Resources Ltd.	1,980	86,298
Cenovus Energy, Inc.	1,360	43,378
CNOOC Ltd.	72,000	144,491
Dragon Oil PLC	2,543	25,331
Enbridge, Inc.	2,002	99,851
Galp Energia SGPS SA Class B	1,906	33,809
Genel Energy PLC (a)	1,392	20,094
Imperial Oil Ltd.	2,500	133,036
INPEX Corp.	11,300	161,824
JX Holdings, Inc.	2,500	12,850
Oil Search Ltd. ADR	7,452	67,440
Peyto Exploration & Development Corp.	665	23,565
Reliance Industries Ltd. GDR (c)	1,021	33,979
Repsol YPF SA	3,276	81,312
Royal Dutch Shell PLC Class A (United Kingdom)	24,456	989,775
Suncor Energy, Inc.	3,300	135,454
Total SA	8,551	564,268
Tullow Oil PLC	1,000	12,119
Woodside Petroleum Ltd.	1,074	42,831
		3,315,377
TOTAL ENERGY		3,790,070
FINANCIALS - 21.7%
Banks - 10.3%
Australia & New Zealand Banking Group Ltd.	8,871	276,970
Banco Bilbao Vizcaya Argentaria SA	7,485	90,610
Bank of Ireland (a)	227,129	90,538
Bankinter SA	5,606	46,413
Barclays PLC	85,024	317,125
BNP Paribas SA	7,886	532,390
BOC Hong Kong (Holdings) Ltd.	10,500	35,293
Chiba Bank Ltd.	7,000	49,315
Commonwealth Bank of Australia	1,182	89,772
Credicorp Ltd. (United States)	242	37,527
Credit Agricole SA	2,873	42,601
Criteria CaixaCorp SA	8,750	52,634
DBS Group Holdings Ltd.	11,000	157,816
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
DNB ASA	9,912	$ 184,872
Erste Group Bank AG	2,786	71,493
First Gulf Bank PJSC	2,928	14,548
HDFC Bank Ltd. sponsored ADR	2,850	141,617
HSBC Holdings PLC:
(Hong Kong)	22,400	242,283
(United Kingdom)	54,469	588,766
Intesa Sanpaolo SpA	60,461	180,023
Joyo Bank Ltd.	9,000	46,711
Jyske Bank A/S (Reg.) (a)	641	34,940
Kasikornbank PCL NVDR	7,300	51,425
KBC Groupe SA (a)	6,789	386,923
Lloyds Banking Group PLC (a)	346,794	439,603
Mitsubishi UFJ Financial Group, Inc.	44,100	254,177
Nordea Bank AB	9,200	119,916
North Pacific Bank Ltd.	9,600	38,937
Oversea-Chinese Banking Corp. Ltd.	2,000	16,012
PT Bank Rakyat Indonesia Tbk	66,800	63,143
Royal Bank of Scotland Group PLC (a)	23,088	139,114
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	4,761	38,802
Seven Bank Ltd.	4,200	17,035
Societe Generale Series A	1,307	66,212
Standard Chartered PLC (United Kingdom)	12,032	242,296
Sumitomo Mitsui Financial Group, Inc.	16,600	671,455
Sumitomo Mitsui Trust Holdings, Inc.	9,000	36,946
Svenska Handelsbanken AB (A Shares)	900	42,185
Swedbank AB (A Shares)	1,900	48,389
Sydbank A/S (a)	1,311	40,309
The Hachijuni Bank Ltd.	6,000	36,215
The Suruga Bank Ltd.	2,000	37,984
The Toronto-Dominion Bank	2,159	113,679
UniCredit SpA	17,854	138,175
Unione di Banche Italiane ScpA	4,040	31,558
United Overseas Bank Ltd.	5,000	91,790
Westpac Banking Corp.	7,570	248,132
		6,734,669
Capital Markets - 2.1%
Azimut Holding SpA	727	18,923
Banca Generali SpA	907	24,645
Cetip SA - Mercados Organizado	1,000	14,586
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
CI Financial Corp.	1,323	$ 43,415
Credit Suisse Group AG	4,265	120,324
Daiwa Securities Group, Inc.	9,000	73,189
Hargreaves Lansdown PLC	679	12,648
Julius Baer Group Ltd.	3,692	167,820
Macquarie Group Ltd.	1,284	69,913
Nomura Holdings, Inc.	6,000	38,514
Partners Group Holding AG	217	57,249
Schroders PLC	537	21,717
UBS AG	36,831	660,999
		1,323,942
Consumer Finance - 0.1%
ACOM Co. Ltd. (a)	3,400	11,764
AEON Financial Service Co. Ltd.	2,500	58,004
Provident Financial PLC	412	14,630
		84,398
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	100	2,955
Fubon Financial Holding Co. Ltd.	25,000	40,835
Hong Kong Exchanges and Clearing Ltd.	1,900	43,663
IG Group Holdings PLC	8,974	90,432
ING Groep NV (Certificaten Van Aandelen) (a)	27,981	385,099
Japan Exchange Group, Inc.	500	11,860
London Stock Exchange Group PLC	1,000	33,917
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	19,737
ORIX Corp.	13,900	209,746
		838,244
Insurance - 5.3%
AEGON NV	9,000	71,169
AIA Group Ltd.	78,400	427,910
Allianz SE	626	106,904
Amlin PLC	7,437	55,547
Aviva PLC	23,183	200,645
AXA SA	14,734	364,931
BB Seguridade Participacoes SA	4,900	78,234
Catlin Group Ltd.	5,922	50,533
Direct Line Insurance Group PLC	5,100	25,307
Euler Hermes SA	413	46,994
Fairfax Financial Holdings Ltd. (sub. vtg.)	381	175,559
Gjensidige Forsikring ASA	811	16,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hiscox Ltd.	15,516	$ 167,175
Jardine Lloyd Thompson Group PLC	4,729	81,492
MAPFRE SA (Reg.)	4,063	15,231
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,000	32,568
Prudential PLC	17,543	422,874
Sampo Oyj (A Shares)	4,374	215,118
Sony Financial Holdings, Inc.	11,100	177,737
St. James's Place Capital PLC	2,997	35,674
Tokio Marine Holdings, Inc.	1,100	33,530
Zurich Insurance Group AG	2,067	623,669
		3,425,668
Real Estate Investment Trusts - 0.6%
British Land Co. PLC	2,336	28,330
Capital Shopping Centres Group PLC	9,727	55,227
Derwent London PLC	304	14,086
Fibra Uno Administracion SA de CV	4,100	14,720
Link (REIT)	14,650	86,954
Mirvac Group unit	20,575	35,261
Unibail-Rodamco (a)	377	101,251
Westfield Corp. unit	8,859	63,047
		398,876
Real Estate Management & Development - 2.0%
AEON Mall Co. Ltd.	990	21,571
Brookfield Asset Management, Inc.	1,077	51,427
Cheung Kong Holdings Ltd.	2,000	36,464
China Vanke Co. Ltd. (H Shares) (a)	16,100	30,164
Countrywide PLC	1,442	12,329
Daito Trust Construction Co. Ltd.	400	49,459
Deutsche Annington Immobilien SE	5,045	151,470
Deutsche Wohnen AG (Bearer)	13,640	307,726
Emaar Properties PJSC (a)	8,383	23,394
GAGFAH SA (a)	5,800	113,552
Global Logistic Properties Ltd.	10,000	22,817
Great Eagle Holdings Ltd.	1,000	3,677
Hongkong Land Holdings Ltd.	5,000	34,250
Hysan Development Co. Ltd.	4,000	19,613
LEG Immobilien AG	1,220	90,763
Mitsui Fudosan Co. Ltd.	5,000	159,306
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sumitomo Realty & Development Co. Ltd.	3,000	$ 116,171
TAG Immobilien AG	6,310	72,845
		1,316,998
TOTAL FINANCIALS		14,122,795
HEALTH CARE - 10.4%
Biotechnology - 0.3%
Actelion Ltd.	500	61,380
CSL Ltd.	1,916	132,187
Grifols SA	503	23,416
		216,983
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,355	25,183
Coloplast A/S Series B	420	34,866
GN Store Nordic A/S	1,129	25,671
Nihon Kohden Corp.	1,500	83,041
Olympus Corp. (a)	700	24,994
Sonova Holding AG Class B	602	96,262
Straumann Holding AG	73	17,867
Sysmex Corp.	700	27,080
Terumo Corp.	5,800	145,941
		480,905
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	900	43,908
Miraca Holdings, Inc.	600	27,911
Odontoprev SA	7,200	31,392
Ryman Healthcare Group Ltd.	1,870	12,607
		115,818
Health Care Technology - 0.0%
M3, Inc.	1,000	17,483
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	76	21,585
Morphosys AG (a)	165	15,222
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	646	23,915
		60,722
Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	13,300	191,488
AstraZeneca PLC (United Kingdom)	1,768	134,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer AG	8,007	$ 1,073,647
BTG PLC (a)	2,067	21,979
GlaxoSmithKline PLC	26,294	642,618
Hikma Pharmaceuticals PLC	1,802	51,665
Novartis AG	16,207	1,456,142
Novo Nordisk A/S Series B	4,338	198,966
Roche Holding AG (participation certificate)	3,483	1,017,238
Sanofi SA	4,713	516,509
Santen Pharmaceutical Co. Ltd.	5,500	317,170
Shire PLC	459	37,398
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	16,072
Teva Pharmaceutical Industries Ltd.	300	15,752
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,363	176,625
UCB SA	500	48,419
		5,916,601
TOTAL HEALTH CARE		6,808,512
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.8%
Airbus Group NV	700	43,050
BAE Systems PLC	4,900	36,208
Cobham PLC	40,829	201,381
Finmeccanica SpA (a)	6,800	63,616
Meggitt PLC	2,671	20,912
Rolls-Royce Group PLC	3,300	55,935
Safran SA	1,000	65,546
Zodiac Aerospace	711	23,192
		509,840
Air Freight & Logistics - 0.8%
Bollore	23	14,506
PostNL NV (a)	23,126	115,803
Yamato Holdings Co. Ltd.	19,400	400,791
		531,100
Airlines - 0.6%
easyJet PLC	2,873	63,674
International Consolidated Airlines Group SA (a)	6,100	36,517
International Consolidated Airlines Group SA CDI (a)	38,702	232,075
Ryanair Holdings PLC sponsored ADR (a)	900	49,410
		381,676
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,300	$ 65,677
Compagnie de St. Gobain	1,200	60,909
Daikin Industries Ltd.	1,900	130,934
Geberit AG (Reg.)	725	245,997
		503,517
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	4,117	76,619
Brambles Ltd.	29,156	258,687
Intrum Justitia AB	458	14,200
Secom Co. Ltd.	800	48,894
		398,400
Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	600	25,271
Balfour Beatty PLC	18,779	75,758
Chiyoda Corp.	2,000	21,875
JGC Corp.	8,000	231,515
VINCI SA	1,084	70,860
		425,279
Electrical Equipment - 1.9%
Legrand SA	9,136	505,019
Mitsubishi Electric Corp.	7,000	87,597
Nidec Corp.	1,200	76,698
OSRAM Licht AG (a)	1,290	53,935
Schneider Electric SA	5,197	439,215
Vestas Wind Systems A/S (a)	1,400	58,925
		1,221,389
Industrial Conglomerates - 1.1%
Bidvest Group Ltd.	1,285	33,892
Hutchison Whampoa Ltd.	8,000	104,051
Keppel Corp. Ltd.	5,000	43,633
SembCorp Industries Ltd.	19,000	77,883
Siemens AG	3,264	409,178
Toshiba Corp.	9,000	39,669
		708,306
Machinery - 2.0%
Andritz AG	500	26,752
Atlas Copco AB (A Shares)	9,971	290,317
Burckhardt Compression Holding AG	32	16,688
Fanuc Corp.	400	66,894
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,030	$ 46,596
Glory Ltd.	1,900	57,432
Hitachi Construction Machinery Co. Ltd.	1,200	23,574
IMI PLC	1,424	32,057
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	14,129
Joy Global, Inc.	1,660	104,829
JTEKT Corp.	1,200	19,076
Komatsu Ltd.	7,500	169,283
Kone Oyj (B Shares)	1,113	47,090
Minebea Ltd.	2,388	29,883
NGK Insulators Ltd.	1,000	25,181
Schindler Holding AG (participation certificate)	1,206	174,322
SembCorp Marine Ltd.	26,000	82,431
SMC Corp.	200	52,275
Weichai Power Co. Ltd. (H Shares)	3,000	12,155
		1,290,964
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	20	50,098
Professional Services - 0.7%
Adecco SA (Reg.)	1,017	76,991
Capita Group PLC	6,380	129,961
Experian PLC	5,681	98,840
Michael Page International PLC	13,608	102,949
SEEK Ltd.	1,683	27,460
Temp Holdings Co., Ltd.	500	17,252
		453,453
Road & Rail - 0.3%
Canadian National Railway Co.	1,098	78,858
Canadian Pacific Railway Ltd.	356	71,308
East Japan Railway Co.	1,000	77,688
		227,854
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	1,318	21,432
Brenntag AG	2,826	149,550
Bunzl PLC	13,140	359,065
Itochu Corp.	7,800	99,145
Mitsubishi Corp.	3,500	72,375
Noble Group Ltd.	34,278	37,323
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rexel SA	1,400	$ 27,869
Travis Perkins PLC	400	11,575
		778,334
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,633	34,352
China Merchants Holdings International Co. Ltd.	34,000	112,748
Sydney Airport unit	7,295	30,182
		177,282
TOTAL INDUSTRIALS		7,657,492
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson (B Shares)	33,619	418,944
Electronic Equipment & Components - 1.7%
China High Precision Automation Group Ltd. (a)	15,000	581
Delta Electronics, Inc.	4,000	28,116
Halma PLC	13,684	140,394
Hirose Electric Co. Ltd.	1,000	129,079
Hitachi Ltd.	38,000	287,251
Hoya Corp.	3,000	96,953
Keyence Corp.	300	128,382
Murata Manufacturing Co. Ltd.	1,300	124,121
OMRON Corp.	1,700	73,608
Spectris PLC	2,173	70,238
TDK Corp.	600	29,872
		1,108,595
Internet Software & Services - 0.3%
Baidu.com, Inc. sponsored ADR (a)	222	47,623
Kakaku.com, Inc.	1,400	21,946
NAVER Corp.	32	24,234
Qihoo 360 Technology Co. Ltd. ADR (a)	162	14,228
Tencent Holdings Ltd.	4,300	69,986
YY, Inc. ADR (a)	221	18,761
		196,778
IT Services - 2.0%
Amadeus IT Holding SA Class A	10,776	400,703
Atos Origin SA	328	25,022
Cielo SA	3,100	58,109
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	2,202	$ 100,697
Computershare Ltd.	13,955	160,570
Fujitsu Ltd.	5,000	34,298
Infosys Ltd. sponsored ADR	601	35,760
Nomura Research Institute Ltd.	8,100	255,740
OBIC Co. Ltd.	3,800	130,203
Otsuka Corp.	300	12,716
SCSK Corp.	500	14,277
Wirecard AG	565	21,110
WNS Holdings Ltd. sponsored ADR (a)	1,507	31,089
		1,280,294
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV (Netherlands)	1,002	38,905
ASM Pacific Technology Ltd.	3,600	37,463
Infineon Technologies AG	17,503	203,418
MediaTek, Inc.	12,000	200,629
NXP Semiconductors NV (a)	1,106	75,783
Samsung Electronics Co. Ltd.	24	29,204
SK Hynix, Inc. (a)	748	33,487
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,319	341,720
		960,609
Software - 0.6%
Check Point Software Technologies Ltd. (a)	590	41,902
Dassault Systemes SA	2,971	196,749
Nintendo Co. Ltd.	100	11,147
SAP AG	1,596	124,399
SimCorp A/S	418	12,314
		386,511
Technology Hardware, Storage & Peripherals - 0.6%
Canon, Inc.	2,000	65,267
Lenovo Group Ltd.	36,000	54,998
NEC Corp.	7,000	24,893
Neopost SA	1,948	130,103
Nokia Corp.	9,500	79,785
Ricoh Co. Ltd.	1,300	14,063
Seiko Epson Corp.	1,200	60,781
		429,890
TOTAL INFORMATION TECHNOLOGY		4,781,621
Common Stocks - continued
	Shares	Value
MATERIALS - 6.5%
Chemicals - 4.1%
Air Liquide SA	330	$ 42,164
Akzo Nobel NV	8,196	579,272
Asahi Kasei Corp.	11,000	88,216
BASF AG	875	90,011
Clariant AG (Reg.)	8,801	154,920
Givaudan SA	209	346,948
HEXPOL AB (B Shares)	150	12,673
JSR Corp.	7,800	135,541
Kuraray Co. Ltd.	1,900	23,630
Linde AG	1,940	384,016
Nippon Kayaku Co. Ltd.	1,000	12,283
Nippon Paint Co. Ltd.	1,000	24,739
Royal DSM NV	800	53,420
Shin-Etsu Chemical Co., Ltd.	3,700	229,585
Sigma Aldrich Corp.	2,022	210,288
Sika AG (Bearer)	4	15,119
Symrise AG	3,856	206,008
Syngenta AG (Switzerland)	249	89,432
		2,698,265
Construction Materials - 0.3%
CRH PLC	1,300	29,962
HeidelbergCement Finance AG	966	72,882
James Hardie Industries PLC CDI	5,435	65,024
		167,868
Containers & Packaging - 0.2%
Rexam PLC	13,184	110,969
Smurfit Kappa Group PLC	1,052	23,865
		134,834
Metals & Mining - 1.9%
Anglo American PLC (United Kingdom)	1,700	43,165
BHP Billiton Ltd.	1,556	53,658
BHP Billiton PLC	1,828	57,621
Fresnillo PLC	800	12,777
Glencore Xstrata PLC	31,014	186,592
Hitachi Metals Ltd.	2,000	34,062
Iluka Resources Ltd.	10,943	90,960
Randgold Resources Ltd.	300	25,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Ltd.	2,289	$ 133,891
Rio Tinto PLC	11,471	613,356
		1,251,386
Paper & Forest Products - 0.0%
Mondi PLC	700	12,005
TOTAL MATERIALS		4,264,358
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	8,500	16,065
BT Group PLC	40,042	257,444
Hellenic Telecommunications Organization SA (a)	1,337	19,113
HKT Trust/HKT Ltd. unit	27,140	32,148
Iliad SA	121	26,583
Jazztel PLC (a)	1,400	18,228
Koninklijke KPN NV (a)	32,193	107,462
Orange SA	3,500	52,980
PCCW Ltd.	29,000	18,448
Singapore Telecommunications Ltd.	7,000	21,801
Swisscom AG	130	75,475
TDC A/S	13,593	116,678
Telecom Italia SpA (a)	34,700	40,029
Telenor ASA	5,532	126,832
Telstra Corp. Ltd.	31,905	165,675
		1,094,961
Wireless Telecommunication Services - 3.7%
China Mobile Ltd.	22,768	283,198
Drillisch AG	800	30,578
KDDI Corp.	19,100	1,101,263
Mobile TeleSystems OJSC	4,952	37,715
Philippine Long Distance Telephone Co.	450	35,297
SK Telecom Co. Ltd.	1,142	308,555
SoftBank Corp.	1,100	79,481
Vodafone Group PLC	151,650	521,203
		2,397,290
TOTAL TELECOMMUNICATION SERVICES		3,492,251
Common Stocks - continued
	Shares	Value
UTILITIES - 1.9%
Electric Utilities - 0.4%
Energias do Brasil SA	4,769	$ 24,074
Iberdrola SA	10,527	77,251
Korea Electric Power Corp.	3,337	139,561
Tohoku Electric Power Co., Inc.	1,600	17,669
		258,555
Gas Utilities - 0.4%
APA Group unit	7,615	55,118
China Resources Gas Group Ltd.	18,000	52,374
ENN Energy Holdings Ltd.	4,000	28,258
Tokyo Gas Co. Ltd.	17,000	96,548
		232,298
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	2,930	30,523
Multi-Utilities - 1.1%
Canadian Utilities Ltd. Class A (non-vtg.)	1,743	62,744
Centrica PLC	13,793	73,138
E.ON AG	1,754	31,874
GDF Suez	16,922	416,789
National Grid PLC	4,100	61,270
RWE AG	2,000	78,259
		724,074
TOTAL UTILITIES		1,245,450
TOTAL COMMON STOCKS (Cost $48,922,262)		60,020,594
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	500	112,244
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	11,216	81,765
Household Products - 0.5%
Henkel AG & Co. KGaA	2,812	294,847
TOTAL CONSUMER STAPLES		376,612
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	3,220	$ 58,056
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	7,940	45,973
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	59,931	55,189
Telefonica Brasil SA sponsored ADR	1,385	29,639
		84,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $567,083)		677,713
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan ETF (Cost $74,578)	6,878	81,160
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 (d) (Cost $119,996)	$ 120,000	119,997
Money Market Funds - 6.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $4,018,374)	4,018,374	4,018,374
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $53,702,293)		64,917,838
NET OTHER ASSETS (LIABILITIES) - 0.5%		302,377
NET ASSETS - 100%		$ 65,220,215
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME Nikkei 225 Index Contracts (Japan)	Sept. 2014	$ 463,500	$ 7,003
21 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	2,016,840	(42,707)
TOTAL EQUITY INDEX CONTRACTS		$ 2,480,340	$ (35,704)

The face value of futures purchased as a percentage of net assets is 3.8%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,797,775.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,979 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,997.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,756,191	$ 5,840,534	$ 915,657	$ -
Consumer Staples	7,590,710	4,210,945	3,379,765	-
Energy	3,790,070	1,547,449	2,242,621	-
Financials	14,180,851	8,875,551	5,305,300	-
Health Care	6,808,512	2,788,976	4,019,536	-
Industrials	7,657,492	7,002,333	655,159	-
Information Technology	4,781,621	4,011,512	769,528	581
Materials	4,310,331	3,397,833	912,498	-
Telecommunication Services	3,577,079	1,836,241	1,740,838	-
Utilities	1,245,450	1,044,619	200,831	-
Equity Funds	81,160	81,160	-	-
U.S. Treasury Obligations	119,997	-	119,997	-
Money Market Funds	4,018,374	4,018,374	-	-
Total Investments in Securities:	$ 64,917,838	$ 44,655,527	$ 20,261,730	$ 581
Derivative Instruments:
Assets
Futures Contracts	$ 7,003	$ 7,003	$ -	$ -
Liabilities
Futures Contracts	$ (42,707)	$ (42,707)	$ -	$ -
Total Derivative Instruments:	$ (35,704)	$ (35,704)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 856,661
Level 2 to Level 1	$ 6,625,851
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,003	$ (42,707)
Total Value of Derivatives	$ 7,003	$ (42,707)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United Kingdom	18.2%
Japan	17.9%
Switzerland	10.3%
France	9.9%
United States of America	8.0%
Germany	7.4%
Netherlands	3.9%
Australia	3.0%
Hong Kong	2.3%
Canada	2.1%
Spain	1.9%
Sweden	1.8%
Korea (South)	1.6%
Bermuda	1.2%
Belgium	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $53,702,293)		$ 64,917,838
Foreign currency held at value (cost $80,232)		80,586
Receivable for investments sold		213,637
Receivable for fund shares sold		3,941
Dividends receivable		235,786
Receivable for daily variation margin for derivative instruments		375
Prepaid expenses		266
Other receivables		199
Total assets		65,452,628

Liabilities
Payable for investments purchased	$ 132,129
Payable for fund shares redeemed	343
Accrued management fee	35,550
Distribution and service plan fees payable	22
Audit fee payable	21,018
Custody fee payable	32,492
Other affiliated payables	7,656
Other payables and accrued expenses	3,203
Total liabilities		232,413

Net Assets		$ 65,220,215
Net Assets consist of:
Paid in capital		$ 51,528,174
Undistributed net investment income		815,805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,697,561
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,178,675
Net Assets		$ 65,220,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

International Multi-Manager: Net Asset Value, offering price and redemption price per share ($63,047,898 ÷ 4,982,141 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($1,962,129 ÷ 154,890 shares)	$ 12.67

Class L: Net Asset Value, offering price and redemption price per share ($105,198 ÷ 8,321 shares)	$ 12.64

Class N: Net Asset Value, offering price and redemption price per share ($104,990 ÷ 8,316 shares)	$ 12.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 1,325,002
Interest		3
Income before foreign taxes withheld		1,325,005
Less foreign taxes withheld		(110,385)
Total income		1,214,620

Expenses
Management fee	$ 222,850
Transfer agent fees	31,386
Distribution and service plan fees	131
Accounting fees and expenses	17,539
Custodian fees and expenses	67,174
Independent trustees' compensation	391
Registration fees	28,338
Audit	27,312
Legal	151
Miscellaneous	313
Total expenses before reductions	395,585
Expense reductions	(4,799)	390,786
Net investment income (loss)		823,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,834,904
Foreign currency transactions	(58,103)
Futures contracts	204,164
Total net realized gain (loss)		1,980,965
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,196,153)
Assets and liabilities in foreign currencies	(8,685)
Futures contracts	(110,866)
Total change in net unrealized appreciation (depreciation)		(2,315,704)
Net gain (loss)		(334,739)
Net increase (decrease) in net assets resulting from operations		$ 489,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 823,834	$ 1,436,890
Net realized gain (loss)	1,980,965	1,643,311
Change in net unrealized appreciation (depreciation)	(2,315,704)	8,202,806
Net increase (decrease) in net assets resulting from operations	489,095	11,283,007
Distributions to shareholders from net investment income	(568,295)	(895,819)
Distributions to shareholders from net realized gain	(677,686)	(1,208,199)
Total distributions	(1,245,981)	(2,104,018)
Share transactions - net increase (decrease)	(4,360,570)	4,726,850
Redemption fees	9	157
Total increase (decrease) in net assets	(5,117,447)	13,905,996

Net Assets
Beginning of period	70,337,662	56,431,666
End of period (including undistributed net investment income of $815,805 and undistributed net investment income of $560,266, respectively)	$ 65,220,215	$ 70,337,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.27E	.11
Net realized and unrealized gain (loss)	(.07)	1.89	1.05
Total from investment operations	.08	2.16	1.16
Distributions from net investment income	(.10)	(.17)	(.10)
Distributions from net realized gain	(.12)	(.23)	(.02)
Total distributions	(.23)J	(.40)	(.12)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 12.65	$ 12.80	$ 11.04
Total ReturnB, C	.62%	19.74%	11.64%
Ratios to Average Net Assets G
Expenses before reductions	1.17%A	1.20%	1.29%A
Expenses net of fee waivers, if any	1.17%A	1.18%	1.18%A
Expenses net of all reductions	1.16%A	1.17%	1.16%A
Net investment income (loss)	2.43%A	2.29%E	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,048	$ 68,582	$ 56,164
Portfolio turnover rateH	41% A	46%	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.16	.29E	.01
Net realized and unrealized gain (loss)	(.08)	1.88	.35
Total from investment operations	.08	2.17	.36
Distributions from net investment income	(.11)	(.17)	-
Distributions from net realized gain	(.12)	(.23)	-
Total distributions	(.23)	(.40)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 12.67	$ 12.82	$ 11.05
Total ReturnB, C	.67%	19.85%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	1.08%A	1.16%	1.25%A
Expenses net of fee waivers, if any	1.08%A	1.09%	1.09%A
Expenses net of all reductions	1.06%A	1.08%	1.07%A
Net investment income (loss)	2.53%A	2.38%E	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,962	$ 1,547	$ 267
Portfolio turnover rateH	41% A	46%	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.15	.11E
Net realized and unrealized gain (loss)	(.08)	.45
Total from investment operations	.07	.56
Distributions from net investment income	(.11)	(.17)
Distributions from net realized gain	(.12)	(.21)
Total distributions	(.23)	(.38)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.64	$ 12.80
Total ReturnB, C	.59%	4.57%
Ratios to Average Net Assets G
Expenses before reductions	1.18%A	1.33%A
Expenses net of fee waivers, if any	1.18%A	1.18%A
Expenses net of all reductions	1.16%A	1.17%A
Net investment income (loss)	2.43%A	2.88%A,E
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 105
Portfolio turnover rateH	41% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.14	.10E
Net realized and unrealized gain (loss)	(.07)	.45
Total from investment operations	.07	.55
Distributions from net investment income	(.10)	(.17)
Distributions from net realized gain	(.12)	(.21)
Total distributions	(.23)J	(.38)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.63	$ 12.79
Total ReturnB, C	.55%	4.45%
Ratios to Average Net Assets G
Expenses before reductions	1.43%A	1.59%A
Expenses net of fee waivers, if any	1.43%A	1.43%A
Expenses net of all reductions	1.41%A	1.42%A
Net investment income (loss)	2.18%A	2.63%A,E
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 104
Portfolio turnover rateH	41% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level,

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,362,192
Gross unrealized depreciation	(1,224,475)
Net unrealized appreciation (depreciation) on securities	$ 11,137,717

Tax cost	$ 53,780,121

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $204,164 and a change in net unrealized appreciation (depreciation) of $(110,866) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,009,192 and $17,184,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In September 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley, LLC (TS&W) as an additional sub-adviser for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
International Multi-Manager	$ 31,280.10
Class L	53.10
Class N	53.10
	$ 31,386

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,799 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
International Multi-Manager	$ 553,025	$ 878,745
Class F	13,531	14,394
Class L	890	1,356
Class N	849	1,324
Total	$ 568,295	$ 895,819
From net realized gain
International Multi-Manager	$ 660,407	$ 1,186,847
Class F	15,269	18,024
Class L	1,005	1,664
Class N	1,005	1,664
Total	$ 677,686	$ 1,208,199

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
International Multi-Manager
Shares sold	69,868	130,491	$ 888,941	$ 1,604,892
Reinvestment of distributions	97,230	168,763	1,213,432	2,065,592
Shares redeemed	(541,140)	(28,659)	(6,899,371)	(344,449)
Net increase (decrease)	(374,042)	270,595	$ (4,796,998)	$ 3,326,035
Class F
Shares sold	38,907	101,699	$ 492,533	$ 1,260,107
Reinvestment of distributions	2,306	2,636	28,800	32,418
Shares redeemed	(6,993)	(7,859)	(88,654)	(97,718)
Net increase (decrease)	34,220	96,476	$ 432,679	$ 1,194,807
Class L
Shares sold	-	7,924	$ -	$ 100,000
Reinvestment of distributions	152	245	1,895	3,020
Net increase (decrease)	152	8,169	$ 1,895	$ 103,020
Class N
Shares sold	-	7,924	$ -	$ 100,000
Reinvestment of distributions	149	243	1,854	2,988
Net increase (decrease)	149	8,167	$ 1,854	$ 102,988

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Causeway Capital Management LLC

Massachusetts Financial Services
Company

Pyramis Global Advisors, LLC

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-USAN-1014
1.938045.102

Strategic Advisers® International Multi-Manager Fund - Class L and Class N

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
International Multi-Manager	1.17%
Actual		$ 1,000.00	$ 1,006.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class F	1.08%
Actual		$ 1,000.00	$ 1,006.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50
Class L	1.18%
Actual		$ 1,000.00	$ 1,005.90	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class N	1.43%
Actual		$ 1,000.00	$ 1,005.50	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG	2.2	1.8
Nestle SA	1.8	1.5
KDDI Corp.	1.7	1.8
Bayer AG	1.6	1.7
Roche Holding AG (participation certificate)	1.6	1.7
Royal Dutch Shell PLC Class A (United Kingdom)	1.5	1.6
Reckitt Benckiser Group PLC	1.1	1.1
British American Tobacco PLC (United Kingdom)	1.1	1.0
Danone SA	1.1	1.0
Sumitomo Mitsui Financial Group, Inc.	1.0	1.3
	14.7
Top Five Market Sectors as of August 31, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	22.3
Industrials	11.7	12.4
Consumer Staples	11.7	10.4
Health Care	10.4	10.0
Consumer Discretionary	10.4	11.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
United Kingdom 18.2%
Japan 17.9%
Switzerland 10.3%
France 9.9%
United States of America* 8.0%
Germany 7.4%
Netherlands 3.9%
Australia 3.0%
Hong Kong 2.3%
Other 19.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2014
United Kingdom 18.6%
Japan 17.8%
France 9.9%
Switzerland 9.8%
Germany 8.0%
United States of America* 8.0%
Netherlands 4.5%
Australia 2.7%
Spain 2.4%
Other 18.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Stocks 93.0%	Stocks 92.7%
Other 0.1%	Other 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 6.9%	Short-Term Investments and Net Other Assets (Liabilities) 7.2%

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.9%
Autoliv, Inc.	1,180	$ 122,354
Bridgestone Corp.	800	27,442
Compagnie Plastic Omnium	492	12,978
Continental AG	719	153,519
DENSO Corp.	5,000	216,877
Valeo SA	397	47,975
		581,145
Automobiles - 2.5%
Bayerische Motoren Werke AG (BMW)	1,250	145,520
Brilliance China Automotive Holdings Ltd.	8,000	14,823
Daimler AG (Germany)	2,353	192,429
Dongfeng Motor Group Co. Ltd. (H Shares)	8,000	14,823
Fuji Heavy Industries Ltd.	4,000	113,624
Honda Motor Co. Ltd.	5,600	190,099
Hyundai Motor Co.	492	113,042
Isuzu Motors Ltd.	2,000	13,819
Kia Motors Corp.	1,560	94,145
Mazda Motor Corp.	1,800	42,455
Peugeot Citroen SA (a)	1,550	21,771
PT Astra International Tbk	67,000	43,415
Renault SA	500	39,143
Suzuki Motor Corp.	1,100	35,745
Tata Motors Ltd. sponsored ADR	1,430	68,912
Toyota Motor Corp.	7,300	416,531
Volkswagen AG	57	12,770
Yamaha Motor Co. Ltd.	1,200	22,202
		1,595,268
Diversified Consumer Services - 0.1%
Kroton Educacional SA	1,300	38,939
Hotels, Restaurants & Leisure - 1.9%
Carnival PLC	3,811	142,747
Compass Group PLC	32,508	528,618
Flight Centre Travel Group Ltd.	699	30,618
InterContinental Hotel Group PLC	1,491	57,153
Sands China Ltd.	20,400	132,928
Sodexo SA	450	44,328
TUI Travel PLC	2,538	15,695
Whitbread PLC	3,292	239,868
Yum! Brands, Inc.	873	63,231
		1,255,186
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
Coway Co. Ltd.	204	$ 17,119
Iida Group Holdings Co. Ltd.	1,200	17,185
Nikon Corp.	14,700	213,411
Persimmon PLC	800	17,584
Taylor Wimpey PLC	22,300	42,426
Techtronic Industries Co. Ltd.	13,500	41,197
		348,922
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	3,900	50,453
Start Today Co. Ltd.	800	19,030
Vipshop Holdings Ltd. ADR (a)	184	36,180
		105,663
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	42,131
Yamaha Corp.	2,700	38,718
		80,849
Media - 2.0%
Altice S.A.	800	51,086
Dentsu, Inc.	700	28,425
Fuji Media Holdings, Inc.	7,100	109,729
ITV PLC	56,151	196,879
Nippon Television Network Corp.	7,300	112,189
ProSiebenSat.1 Media AG	2,125	85,202
Publicis Groupe SA (a)	190	14,155
realestate.com.au Ltd.	397	17,768
Reed Elsevier NV	21,562	491,550
RTL Group SA	400	38,804
Telenet Group Holding NV (a)	238	13,907
UBM PLC	3,332	35,015
WPP PLC	5,200	109,127
		1,303,836
Multiline Retail - 0.2%
Dollarama, Inc.	271	23,072
Don Quijote Holdings Co. Ltd.	400	21,183
Lifestyle International Holdings Ltd.	8,000	14,864
Next PLC	641	75,502
Ryohin Keikaku Co. Ltd.	100	11,226
		145,847
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
ABC-MART, Inc.	200	$ 10,246
Esprit Holdings Ltd.	82,150	133,347
Fielmann AG	216	13,930
H&M Hennes & Mauritz AB (B Shares)	3,084	131,183
Inditex SA	4,120	119,367
Kingfisher PLC	3,769	19,003
Nitori Holdings Co. Ltd.	900	53,977
USS Co. Ltd.	7,300	120,328
		601,381
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	650	48,716
Burberry Group PLC	1,200	28,309
Compagnie Financiere Richemont SA Series A	953	90,883
Gildan Activewear, Inc.	300	17,200
Global Brands Group Holding Ltd. (a)	150,000	34,645
Hermes International SCA	43	14,794
Kering SA	200	42,375
Li & Fung Ltd.	74,000	91,855
LVMH Moet Hennessy - Louis Vuitton SA	1,030	178,712
Pandora A/S	216	16,148
Yue Yuen Industrial (Holdings) Ltd.	7,500	23,274
		586,911
TOTAL CONSUMER DISCRETIONARY		6,643,947
CONSUMER STAPLES - 11.1%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	1,779	198,453
Diageo PLC	1,772	52,292
Embotelladoras Arca S.A.B. de CV	1,963	14,429
Heineken NV (Bearer)	3,171	241,242
ITO EN Ltd.	1,400	32,549
Pernod Ricard SA	3,360	396,191
SABMiller PLC	1,300	71,717
		1,006,873
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	36,020
Carrefour SA	1,608	55,747
Lawson, Inc.	1,200	86,155
Seven & i Holdings Co., Ltd.	2,000	80,206
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	1,500	$ 66,606
Tsuruha Holdings, Inc.	400	21,837
Woolworths Ltd.	2,343	79,127
		425,698
Food Products - 3.9%
Danone SA	10,198	712,147
M. Dias Branco SA	1,500	67,679
Nestle SA	15,384	1,193,312
Saputo, Inc.	518	31,510
Toyo Suisan Kaisha Ltd.	2,000	62,569
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,574	273,381
Unilever PLC	5,044	222,491
		2,563,089
Household Products - 1.3%
Henkel AG & Co. KGaA	480	45,656
Reckitt Benckiser Group PLC	8,555	745,636
Svenska Cellulosa AB (SCA) (B Shares)	2,000	48,074
		839,366
Personal Products - 1.3%
Kao Corp.	12,700	547,451
Kobayashi Pharmaceutical Co. Ltd.	1,600	102,571
Kose Corp.	1,800	78,543
L'Oreal SA	590	97,679
		826,244
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	12,308	727,689
Imperial Tobacco Group PLC	2,138	93,243
Japan Tobacco, Inc.	14,900	510,391
KT&G Corp.	2,367	221,505
		1,552,828
TOTAL CONSUMER STAPLES		7,214,098
ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Technip SA	3,886	359,974
Tecnicas Reunidas SA	2,098	114,719
		474,693
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.1%
BG Group PLC	27,295	$ 544,087
Cairn Energy PLC (a)	19,984	59,585
Canadian Natural Resources Ltd.	1,980	86,298
Cenovus Energy, Inc.	1,360	43,378
CNOOC Ltd.	72,000	144,491
Dragon Oil PLC	2,543	25,331
Enbridge, Inc.	2,002	99,851
Galp Energia SGPS SA Class B	1,906	33,809
Genel Energy PLC (a)	1,392	20,094
Imperial Oil Ltd.	2,500	133,036
INPEX Corp.	11,300	161,824
JX Holdings, Inc.	2,500	12,850
Oil Search Ltd. ADR	7,452	67,440
Peyto Exploration & Development Corp.	665	23,565
Reliance Industries Ltd. GDR (c)	1,021	33,979
Repsol YPF SA	3,276	81,312
Royal Dutch Shell PLC Class A (United Kingdom)	24,456	989,775
Suncor Energy, Inc.	3,300	135,454
Total SA	8,551	564,268
Tullow Oil PLC	1,000	12,119
Woodside Petroleum Ltd.	1,074	42,831
		3,315,377
TOTAL ENERGY		3,790,070
FINANCIALS - 21.7%
Banks - 10.3%
Australia & New Zealand Banking Group Ltd.	8,871	276,970
Banco Bilbao Vizcaya Argentaria SA	7,485	90,610
Bank of Ireland (a)	227,129	90,538
Bankinter SA	5,606	46,413
Barclays PLC	85,024	317,125
BNP Paribas SA	7,886	532,390
BOC Hong Kong (Holdings) Ltd.	10,500	35,293
Chiba Bank Ltd.	7,000	49,315
Commonwealth Bank of Australia	1,182	89,772
Credicorp Ltd. (United States)	242	37,527
Credit Agricole SA	2,873	42,601
Criteria CaixaCorp SA	8,750	52,634
DBS Group Holdings Ltd.	11,000	157,816
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
DNB ASA	9,912	$ 184,872
Erste Group Bank AG	2,786	71,493
First Gulf Bank PJSC	2,928	14,548
HDFC Bank Ltd. sponsored ADR	2,850	141,617
HSBC Holdings PLC:
(Hong Kong)	22,400	242,283
(United Kingdom)	54,469	588,766
Intesa Sanpaolo SpA	60,461	180,023
Joyo Bank Ltd.	9,000	46,711
Jyske Bank A/S (Reg.) (a)	641	34,940
Kasikornbank PCL NVDR	7,300	51,425
KBC Groupe SA (a)	6,789	386,923
Lloyds Banking Group PLC (a)	346,794	439,603
Mitsubishi UFJ Financial Group, Inc.	44,100	254,177
Nordea Bank AB	9,200	119,916
North Pacific Bank Ltd.	9,600	38,937
Oversea-Chinese Banking Corp. Ltd.	2,000	16,012
PT Bank Rakyat Indonesia Tbk	66,800	63,143
Royal Bank of Scotland Group PLC (a)	23,088	139,114
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	4,761	38,802
Seven Bank Ltd.	4,200	17,035
Societe Generale Series A	1,307	66,212
Standard Chartered PLC (United Kingdom)	12,032	242,296
Sumitomo Mitsui Financial Group, Inc.	16,600	671,455
Sumitomo Mitsui Trust Holdings, Inc.	9,000	36,946
Svenska Handelsbanken AB (A Shares)	900	42,185
Swedbank AB (A Shares)	1,900	48,389
Sydbank A/S (a)	1,311	40,309
The Hachijuni Bank Ltd.	6,000	36,215
The Suruga Bank Ltd.	2,000	37,984
The Toronto-Dominion Bank	2,159	113,679
UniCredit SpA	17,854	138,175
Unione di Banche Italiane ScpA	4,040	31,558
United Overseas Bank Ltd.	5,000	91,790
Westpac Banking Corp.	7,570	248,132
		6,734,669
Capital Markets - 2.1%
Azimut Holding SpA	727	18,923
Banca Generali SpA	907	24,645
Cetip SA - Mercados Organizado	1,000	14,586
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
CI Financial Corp.	1,323	$ 43,415
Credit Suisse Group AG	4,265	120,324
Daiwa Securities Group, Inc.	9,000	73,189
Hargreaves Lansdown PLC	679	12,648
Julius Baer Group Ltd.	3,692	167,820
Macquarie Group Ltd.	1,284	69,913
Nomura Holdings, Inc.	6,000	38,514
Partners Group Holding AG	217	57,249
Schroders PLC	537	21,717
UBS AG	36,831	660,999
		1,323,942
Consumer Finance - 0.1%
ACOM Co. Ltd. (a)	3,400	11,764
AEON Financial Service Co. Ltd.	2,500	58,004
Provident Financial PLC	412	14,630
		84,398
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	100	2,955
Fubon Financial Holding Co. Ltd.	25,000	40,835
Hong Kong Exchanges and Clearing Ltd.	1,900	43,663
IG Group Holdings PLC	8,974	90,432
ING Groep NV (Certificaten Van Aandelen) (a)	27,981	385,099
Japan Exchange Group, Inc.	500	11,860
London Stock Exchange Group PLC	1,000	33,917
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	19,737
ORIX Corp.	13,900	209,746
		838,244
Insurance - 5.3%
AEGON NV	9,000	71,169
AIA Group Ltd.	78,400	427,910
Allianz SE	626	106,904
Amlin PLC	7,437	55,547
Aviva PLC	23,183	200,645
AXA SA	14,734	364,931
BB Seguridade Participacoes SA	4,900	78,234
Catlin Group Ltd.	5,922	50,533
Direct Line Insurance Group PLC	5,100	25,307
Euler Hermes SA	413	46,994
Fairfax Financial Holdings Ltd. (sub. vtg.)	381	175,559
Gjensidige Forsikring ASA	811	16,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hiscox Ltd.	15,516	$ 167,175
Jardine Lloyd Thompson Group PLC	4,729	81,492
MAPFRE SA (Reg.)	4,063	15,231
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,000	32,568
Prudential PLC	17,543	422,874
Sampo Oyj (A Shares)	4,374	215,118
Sony Financial Holdings, Inc.	11,100	177,737
St. James's Place Capital PLC	2,997	35,674
Tokio Marine Holdings, Inc.	1,100	33,530
Zurich Insurance Group AG	2,067	623,669
		3,425,668
Real Estate Investment Trusts - 0.6%
British Land Co. PLC	2,336	28,330
Capital Shopping Centres Group PLC	9,727	55,227
Derwent London PLC	304	14,086
Fibra Uno Administracion SA de CV	4,100	14,720
Link (REIT)	14,650	86,954
Mirvac Group unit	20,575	35,261
Unibail-Rodamco (a)	377	101,251
Westfield Corp. unit	8,859	63,047
		398,876
Real Estate Management & Development - 2.0%
AEON Mall Co. Ltd.	990	21,571
Brookfield Asset Management, Inc.	1,077	51,427
Cheung Kong Holdings Ltd.	2,000	36,464
China Vanke Co. Ltd. (H Shares) (a)	16,100	30,164
Countrywide PLC	1,442	12,329
Daito Trust Construction Co. Ltd.	400	49,459
Deutsche Annington Immobilien SE	5,045	151,470
Deutsche Wohnen AG (Bearer)	13,640	307,726
Emaar Properties PJSC (a)	8,383	23,394
GAGFAH SA (a)	5,800	113,552
Global Logistic Properties Ltd.	10,000	22,817
Great Eagle Holdings Ltd.	1,000	3,677
Hongkong Land Holdings Ltd.	5,000	34,250
Hysan Development Co. Ltd.	4,000	19,613
LEG Immobilien AG	1,220	90,763
Mitsui Fudosan Co. Ltd.	5,000	159,306
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sumitomo Realty & Development Co. Ltd.	3,000	$ 116,171
TAG Immobilien AG	6,310	72,845
		1,316,998
TOTAL FINANCIALS		14,122,795
HEALTH CARE - 10.4%
Biotechnology - 0.3%
Actelion Ltd.	500	61,380
CSL Ltd.	1,916	132,187
Grifols SA	503	23,416
		216,983
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,355	25,183
Coloplast A/S Series B	420	34,866
GN Store Nordic A/S	1,129	25,671
Nihon Kohden Corp.	1,500	83,041
Olympus Corp. (a)	700	24,994
Sonova Holding AG Class B	602	96,262
Straumann Holding AG	73	17,867
Sysmex Corp.	700	27,080
Terumo Corp.	5,800	145,941
		480,905
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	900	43,908
Miraca Holdings, Inc.	600	27,911
Odontoprev SA	7,200	31,392
Ryman Healthcare Group Ltd.	1,870	12,607
		115,818
Health Care Technology - 0.0%
M3, Inc.	1,000	17,483
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	76	21,585
Morphosys AG (a)	165	15,222
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	646	23,915
		60,722
Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	13,300	191,488
AstraZeneca PLC (United Kingdom)	1,768	134,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer AG	8,007	$ 1,073,647
BTG PLC (a)	2,067	21,979
GlaxoSmithKline PLC	26,294	642,618
Hikma Pharmaceuticals PLC	1,802	51,665
Novartis AG	16,207	1,456,142
Novo Nordisk A/S Series B	4,338	198,966
Roche Holding AG (participation certificate)	3,483	1,017,238
Sanofi SA	4,713	516,509
Santen Pharmaceutical Co. Ltd.	5,500	317,170
Shire PLC	459	37,398
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	16,072
Teva Pharmaceutical Industries Ltd.	300	15,752
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,363	176,625
UCB SA	500	48,419
		5,916,601
TOTAL HEALTH CARE		6,808,512
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.8%
Airbus Group NV	700	43,050
BAE Systems PLC	4,900	36,208
Cobham PLC	40,829	201,381
Finmeccanica SpA (a)	6,800	63,616
Meggitt PLC	2,671	20,912
Rolls-Royce Group PLC	3,300	55,935
Safran SA	1,000	65,546
Zodiac Aerospace	711	23,192
		509,840
Air Freight & Logistics - 0.8%
Bollore	23	14,506
PostNL NV (a)	23,126	115,803
Yamato Holdings Co. Ltd.	19,400	400,791
		531,100
Airlines - 0.6%
easyJet PLC	2,873	63,674
International Consolidated Airlines Group SA (a)	6,100	36,517
International Consolidated Airlines Group SA CDI (a)	38,702	232,075
Ryanair Holdings PLC sponsored ADR (a)	900	49,410
		381,676
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,300	$ 65,677
Compagnie de St. Gobain	1,200	60,909
Daikin Industries Ltd.	1,900	130,934
Geberit AG (Reg.)	725	245,997
		503,517
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	4,117	76,619
Brambles Ltd.	29,156	258,687
Intrum Justitia AB	458	14,200
Secom Co. Ltd.	800	48,894
		398,400
Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	600	25,271
Balfour Beatty PLC	18,779	75,758
Chiyoda Corp.	2,000	21,875
JGC Corp.	8,000	231,515
VINCI SA	1,084	70,860
		425,279
Electrical Equipment - 1.9%
Legrand SA	9,136	505,019
Mitsubishi Electric Corp.	7,000	87,597
Nidec Corp.	1,200	76,698
OSRAM Licht AG (a)	1,290	53,935
Schneider Electric SA	5,197	439,215
Vestas Wind Systems A/S (a)	1,400	58,925
		1,221,389
Industrial Conglomerates - 1.1%
Bidvest Group Ltd.	1,285	33,892
Hutchison Whampoa Ltd.	8,000	104,051
Keppel Corp. Ltd.	5,000	43,633
SembCorp Industries Ltd.	19,000	77,883
Siemens AG	3,264	409,178
Toshiba Corp.	9,000	39,669
		708,306
Machinery - 2.0%
Andritz AG	500	26,752
Atlas Copco AB (A Shares)	9,971	290,317
Burckhardt Compression Holding AG	32	16,688
Fanuc Corp.	400	66,894
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,030	$ 46,596
Glory Ltd.	1,900	57,432
Hitachi Construction Machinery Co. Ltd.	1,200	23,574
IMI PLC	1,424	32,057
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	14,129
Joy Global, Inc.	1,660	104,829
JTEKT Corp.	1,200	19,076
Komatsu Ltd.	7,500	169,283
Kone Oyj (B Shares)	1,113	47,090
Minebea Ltd.	2,388	29,883
NGK Insulators Ltd.	1,000	25,181
Schindler Holding AG (participation certificate)	1,206	174,322
SembCorp Marine Ltd.	26,000	82,431
SMC Corp.	200	52,275
Weichai Power Co. Ltd. (H Shares)	3,000	12,155
		1,290,964
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	20	50,098
Professional Services - 0.7%
Adecco SA (Reg.)	1,017	76,991
Capita Group PLC	6,380	129,961
Experian PLC	5,681	98,840
Michael Page International PLC	13,608	102,949
SEEK Ltd.	1,683	27,460
Temp Holdings Co., Ltd.	500	17,252
		453,453
Road & Rail - 0.3%
Canadian National Railway Co.	1,098	78,858
Canadian Pacific Railway Ltd.	356	71,308
East Japan Railway Co.	1,000	77,688
		227,854
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	1,318	21,432
Brenntag AG	2,826	149,550
Bunzl PLC	13,140	359,065
Itochu Corp.	7,800	99,145
Mitsubishi Corp.	3,500	72,375
Noble Group Ltd.	34,278	37,323
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rexel SA	1,400	$ 27,869
Travis Perkins PLC	400	11,575
		778,334
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,633	34,352
China Merchants Holdings International Co. Ltd.	34,000	112,748
Sydney Airport unit	7,295	30,182
		177,282
TOTAL INDUSTRIALS		7,657,492
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson (B Shares)	33,619	418,944
Electronic Equipment & Components - 1.7%
China High Precision Automation Group Ltd. (a)	15,000	581
Delta Electronics, Inc.	4,000	28,116
Halma PLC	13,684	140,394
Hirose Electric Co. Ltd.	1,000	129,079
Hitachi Ltd.	38,000	287,251
Hoya Corp.	3,000	96,953
Keyence Corp.	300	128,382
Murata Manufacturing Co. Ltd.	1,300	124,121
OMRON Corp.	1,700	73,608
Spectris PLC	2,173	70,238
TDK Corp.	600	29,872
		1,108,595
Internet Software & Services - 0.3%
Baidu.com, Inc. sponsored ADR (a)	222	47,623
Kakaku.com, Inc.	1,400	21,946
NAVER Corp.	32	24,234
Qihoo 360 Technology Co. Ltd. ADR (a)	162	14,228
Tencent Holdings Ltd.	4,300	69,986
YY, Inc. ADR (a)	221	18,761
		196,778
IT Services - 2.0%
Amadeus IT Holding SA Class A	10,776	400,703
Atos Origin SA	328	25,022
Cielo SA	3,100	58,109
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	2,202	$ 100,697
Computershare Ltd.	13,955	160,570
Fujitsu Ltd.	5,000	34,298
Infosys Ltd. sponsored ADR	601	35,760
Nomura Research Institute Ltd.	8,100	255,740
OBIC Co. Ltd.	3,800	130,203
Otsuka Corp.	300	12,716
SCSK Corp.	500	14,277
Wirecard AG	565	21,110
WNS Holdings Ltd. sponsored ADR (a)	1,507	31,089
		1,280,294
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV (Netherlands)	1,002	38,905
ASM Pacific Technology Ltd.	3,600	37,463
Infineon Technologies AG	17,503	203,418
MediaTek, Inc.	12,000	200,629
NXP Semiconductors NV (a)	1,106	75,783
Samsung Electronics Co. Ltd.	24	29,204
SK Hynix, Inc. (a)	748	33,487
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,319	341,720
		960,609
Software - 0.6%
Check Point Software Technologies Ltd. (a)	590	41,902
Dassault Systemes SA	2,971	196,749
Nintendo Co. Ltd.	100	11,147
SAP AG	1,596	124,399
SimCorp A/S	418	12,314
		386,511
Technology Hardware, Storage & Peripherals - 0.6%
Canon, Inc.	2,000	65,267
Lenovo Group Ltd.	36,000	54,998
NEC Corp.	7,000	24,893
Neopost SA	1,948	130,103
Nokia Corp.	9,500	79,785
Ricoh Co. Ltd.	1,300	14,063
Seiko Epson Corp.	1,200	60,781
		429,890
TOTAL INFORMATION TECHNOLOGY		4,781,621
Common Stocks - continued
	Shares	Value
MATERIALS - 6.5%
Chemicals - 4.1%
Air Liquide SA	330	$ 42,164
Akzo Nobel NV	8,196	579,272
Asahi Kasei Corp.	11,000	88,216
BASF AG	875	90,011
Clariant AG (Reg.)	8,801	154,920
Givaudan SA	209	346,948
HEXPOL AB (B Shares)	150	12,673
JSR Corp.	7,800	135,541
Kuraray Co. Ltd.	1,900	23,630
Linde AG	1,940	384,016
Nippon Kayaku Co. Ltd.	1,000	12,283
Nippon Paint Co. Ltd.	1,000	24,739
Royal DSM NV	800	53,420
Shin-Etsu Chemical Co., Ltd.	3,700	229,585
Sigma Aldrich Corp.	2,022	210,288
Sika AG (Bearer)	4	15,119
Symrise AG	3,856	206,008
Syngenta AG (Switzerland)	249	89,432
		2,698,265
Construction Materials - 0.3%
CRH PLC	1,300	29,962
HeidelbergCement Finance AG	966	72,882
James Hardie Industries PLC CDI	5,435	65,024
		167,868
Containers & Packaging - 0.2%
Rexam PLC	13,184	110,969
Smurfit Kappa Group PLC	1,052	23,865
		134,834
Metals & Mining - 1.9%
Anglo American PLC (United Kingdom)	1,700	43,165
BHP Billiton Ltd.	1,556	53,658
BHP Billiton PLC	1,828	57,621
Fresnillo PLC	800	12,777
Glencore Xstrata PLC	31,014	186,592
Hitachi Metals Ltd.	2,000	34,062
Iluka Resources Ltd.	10,943	90,960
Randgold Resources Ltd.	300	25,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Ltd.	2,289	$ 133,891
Rio Tinto PLC	11,471	613,356
		1,251,386
Paper & Forest Products - 0.0%
Mondi PLC	700	12,005
TOTAL MATERIALS		4,264,358
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	8,500	16,065
BT Group PLC	40,042	257,444
Hellenic Telecommunications Organization SA (a)	1,337	19,113
HKT Trust/HKT Ltd. unit	27,140	32,148
Iliad SA	121	26,583
Jazztel PLC (a)	1,400	18,228
Koninklijke KPN NV (a)	32,193	107,462
Orange SA	3,500	52,980
PCCW Ltd.	29,000	18,448
Singapore Telecommunications Ltd.	7,000	21,801
Swisscom AG	130	75,475
TDC A/S	13,593	116,678
Telecom Italia SpA (a)	34,700	40,029
Telenor ASA	5,532	126,832
Telstra Corp. Ltd.	31,905	165,675
		1,094,961
Wireless Telecommunication Services - 3.7%
China Mobile Ltd.	22,768	283,198
Drillisch AG	800	30,578
KDDI Corp.	19,100	1,101,263
Mobile TeleSystems OJSC	4,952	37,715
Philippine Long Distance Telephone Co.	450	35,297
SK Telecom Co. Ltd.	1,142	308,555
SoftBank Corp.	1,100	79,481
Vodafone Group PLC	151,650	521,203
		2,397,290
TOTAL TELECOMMUNICATION SERVICES		3,492,251
Common Stocks - continued
	Shares	Value
UTILITIES - 1.9%
Electric Utilities - 0.4%
Energias do Brasil SA	4,769	$ 24,074
Iberdrola SA	10,527	77,251
Korea Electric Power Corp.	3,337	139,561
Tohoku Electric Power Co., Inc.	1,600	17,669
		258,555
Gas Utilities - 0.4%
APA Group unit	7,615	55,118
China Resources Gas Group Ltd.	18,000	52,374
ENN Energy Holdings Ltd.	4,000	28,258
Tokyo Gas Co. Ltd.	17,000	96,548
		232,298
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	2,930	30,523
Multi-Utilities - 1.1%
Canadian Utilities Ltd. Class A (non-vtg.)	1,743	62,744
Centrica PLC	13,793	73,138
E.ON AG	1,754	31,874
GDF Suez	16,922	416,789
National Grid PLC	4,100	61,270
RWE AG	2,000	78,259
		724,074
TOTAL UTILITIES		1,245,450
TOTAL COMMON STOCKS (Cost $48,922,262)		60,020,594
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	500	112,244
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	11,216	81,765
Household Products - 0.5%
Henkel AG & Co. KGaA	2,812	294,847
TOTAL CONSUMER STAPLES		376,612
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	3,220	$ 58,056
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	7,940	45,973
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	59,931	55,189
Telefonica Brasil SA sponsored ADR	1,385	29,639
		84,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $567,083)		677,713
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan ETF (Cost $74,578)	6,878	81,160
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 (d) (Cost $119,996)	$ 120,000	119,997
Money Market Funds - 6.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $4,018,374)	4,018,374	4,018,374
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $53,702,293)		64,917,838
NET OTHER ASSETS (LIABILITIES) - 0.5%		302,377
NET ASSETS - 100%		$ 65,220,215
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME Nikkei 225 Index Contracts (Japan)	Sept. 2014	$ 463,500	$ 7,003
21 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	2,016,840	(42,707)
TOTAL EQUITY INDEX CONTRACTS		$ 2,480,340	$ (35,704)

The face value of futures purchased as a percentage of net assets is 3.8%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,797,775.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,979 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,997.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,756,191	$ 5,840,534	$ 915,657	$ -
Consumer Staples	7,590,710	4,210,945	3,379,765	-
Energy	3,790,070	1,547,449	2,242,621	-
Financials	14,180,851	8,875,551	5,305,300	-
Health Care	6,808,512	2,788,976	4,019,536	-
Industrials	7,657,492	7,002,333	655,159	-
Information Technology	4,781,621	4,011,512	769,528	581
Materials	4,310,331	3,397,833	912,498	-
Telecommunication Services	3,577,079	1,836,241	1,740,838	-
Utilities	1,245,450	1,044,619	200,831	-
Equity Funds	81,160	81,160	-	-
U.S. Treasury Obligations	119,997	-	119,997	-
Money Market Funds	4,018,374	4,018,374	-	-
Total Investments in Securities:	$ 64,917,838	$ 44,655,527	$ 20,261,730	$ 581
Derivative Instruments:
Assets
Futures Contracts	$ 7,003	$ 7,003	$ -	$ -
Liabilities
Futures Contracts	$ (42,707)	$ (42,707)	$ -	$ -
Total Derivative Instruments:	$ (35,704)	$ (35,704)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 856,661
Level 2 to Level 1	$ 6,625,851
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,003	$ (42,707)
Total Value of Derivatives	$ 7,003	$ (42,707)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United Kingdom	18.2%
Japan	17.9%
Switzerland	10.3%
France	9.9%
United States of America	8.0%
Germany	7.4%
Netherlands	3.9%
Australia	3.0%
Hong Kong	2.3%
Canada	2.1%
Spain	1.9%
Sweden	1.8%
Korea (South)	1.6%
Bermuda	1.2%
Belgium	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $53,702,293)		$ 64,917,838
Foreign currency held at value (cost $80,232)		80,586
Receivable for investments sold		213,637
Receivable for fund shares sold		3,941
Dividends receivable		235,786
Receivable for daily variation margin for derivative instruments		375
Prepaid expenses		266
Other receivables		199
Total assets		65,452,628

Liabilities
Payable for investments purchased	$ 132,129
Payable for fund shares redeemed	343
Accrued management fee	35,550
Distribution and service plan fees payable	22
Audit fee payable	21,018
Custody fee payable	32,492
Other affiliated payables	7,656
Other payables and accrued expenses	3,203
Total liabilities		232,413

Net Assets		$ 65,220,215
Net Assets consist of:
Paid in capital		$ 51,528,174
Undistributed net investment income		815,805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,697,561
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,178,675
Net Assets		$ 65,220,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

International Multi-Manager: Net Asset Value, offering price and redemption price per share ($63,047,898 ÷ 4,982,141 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($1,962,129 ÷ 154,890 shares)	$ 12.67

Class L: Net Asset Value, offering price and redemption price per share ($105,198 ÷ 8,321 shares)	$ 12.64

Class N: Net Asset Value, offering price and redemption price per share ($104,990 ÷ 8,316 shares)	$ 12.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 1,325,002
Interest		3
Income before foreign taxes withheld		1,325,005
Less foreign taxes withheld		(110,385)
Total income		1,214,620

Expenses
Management fee	$ 222,850
Transfer agent fees	31,386
Distribution and service plan fees	131
Accounting fees and expenses	17,539
Custodian fees and expenses	67,174
Independent trustees' compensation	391
Registration fees	28,338
Audit	27,312
Legal	151
Miscellaneous	313
Total expenses before reductions	395,585
Expense reductions	(4,799)	390,786
Net investment income (loss)		823,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,834,904
Foreign currency transactions	(58,103)
Futures contracts	204,164
Total net realized gain (loss)		1,980,965
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,196,153)
Assets and liabilities in foreign currencies	(8,685)
Futures contracts	(110,866)
Total change in net unrealized appreciation (depreciation)		(2,315,704)
Net gain (loss)		(334,739)
Net increase (decrease) in net assets resulting from operations		$ 489,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 823,834	$ 1,436,890
Net realized gain (loss)	1,980,965	1,643,311
Change in net unrealized appreciation (depreciation)	(2,315,704)	8,202,806
Net increase (decrease) in net assets resulting from operations	489,095	11,283,007
Distributions to shareholders from net investment income	(568,295)	(895,819)
Distributions to shareholders from net realized gain	(677,686)	(1,208,199)
Total distributions	(1,245,981)	(2,104,018)
Share transactions - net increase (decrease)	(4,360,570)	4,726,850
Redemption fees	9	157
Total increase (decrease) in net assets	(5,117,447)	13,905,996

Net Assets
Beginning of period	70,337,662	56,431,666
End of period (including undistributed net investment income of $815,805 and undistributed net investment income of $560,266, respectively)	$ 65,220,215	$ 70,337,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.27E	.11
Net realized and unrealized gain (loss)	(.07)	1.89	1.05
Total from investment operations	.08	2.16	1.16
Distributions from net investment income	(.10)	(.17)	(.10)
Distributions from net realized gain	(.12)	(.23)	(.02)
Total distributions	(.23)J	(.40)	(.12)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 12.65	$ 12.80	$ 11.04
Total ReturnB, C	.62%	19.74%	11.64%
Ratios to Average Net Assets G
Expenses before reductions	1.17%A	1.20%	1.29%A
Expenses net of fee waivers, if any	1.17%A	1.18%	1.18%A
Expenses net of all reductions	1.16%A	1.17%	1.16%A
Net investment income (loss)	2.43%A	2.29%E	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,048	$ 68,582	$ 56,164
Portfolio turnover rateH	41% A	46%	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.16	.29E	.01
Net realized and unrealized gain (loss)	(.08)	1.88	.35
Total from investment operations	.08	2.17	.36
Distributions from net investment income	(.11)	(.17)	-
Distributions from net realized gain	(.12)	(.23)	-
Total distributions	(.23)	(.40)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 12.67	$ 12.82	$ 11.05
Total ReturnB, C	.67%	19.85%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	1.08%A	1.16%	1.25%A
Expenses net of fee waivers, if any	1.08%A	1.09%	1.09%A
Expenses net of all reductions	1.06%A	1.08%	1.07%A
Net investment income (loss)	2.53%A	2.38%E	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,962	$ 1,547	$ 267
Portfolio turnover rateH	41% A	46%	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.15	.11E
Net realized and unrealized gain (loss)	(.08)	.45
Total from investment operations	.07	.56
Distributions from net investment income	(.11)	(.17)
Distributions from net realized gain	(.12)	(.21)
Total distributions	(.23)	(.38)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.64	$ 12.80
Total ReturnB, C	.59%	4.57%
Ratios to Average Net Assets G
Expenses before reductions	1.18%A	1.33%A
Expenses net of fee waivers, if any	1.18%A	1.18%A
Expenses net of all reductions	1.16%A	1.17%A
Net investment income (loss)	2.43%A	2.88%A,E
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 105
Portfolio turnover rateH	41% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.14	.10E
Net realized and unrealized gain (loss)	(.07)	.45
Total from investment operations	.07	.55
Distributions from net investment income	(.10)	(.17)
Distributions from net realized gain	(.12)	(.21)
Total distributions	(.23)J	(.38)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.63	$ 12.79
Total ReturnB, C	.55%	4.45%
Ratios to Average Net Assets G
Expenses before reductions	1.43%A	1.59%A
Expenses net of fee waivers, if any	1.43%A	1.43%A
Expenses net of all reductions	1.41%A	1.42%A
Net investment income (loss)	2.18%A	2.63%A,E
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 104
Portfolio turnover rateH	41% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level,

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,362,192
Gross unrealized depreciation	(1,224,475)
Net unrealized appreciation (depreciation) on securities	$ 11,137,717

Tax cost	$ 53,780,121

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $204,164 and a change in net unrealized appreciation (depreciation) of $(110,866) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,009,192 and $17,184,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In September 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley, LLC (TS&W) as an additional sub-adviser for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
International Multi-Manager	$ 31,280.10
Class L	53.10
Class N	53.10
	$ 31,386

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,799 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
International Multi-Manager	$ 553,025	$ 878,745
Class F	13,531	14,394
Class L	890	1,356
Class N	849	1,324
Total	$ 568,295	$ 895,819
From net realized gain
International Multi-Manager	$ 660,407	$ 1,186,847
Class F	15,269	18,024
Class L	1,005	1,664
Class N	1,005	1,664
Total	$ 677,686	$ 1,208,199

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
International Multi-Manager
Shares sold	69,868	130,491	$ 888,941	$ 1,604,892
Reinvestment of distributions	97,230	168,763	1,213,432	2,065,592
Shares redeemed	(541,140)	(28,659)	(6,899,371)	(344,449)
Net increase (decrease)	(374,042)	270,595	$ (4,796,998)	$ 3,326,035
Class F
Shares sold	38,907	101,699	$ 492,533	$ 1,260,107
Reinvestment of distributions	2,306	2,636	28,800	32,418
Shares redeemed	(6,993)	(7,859)	(88,654)	(97,718)
Net increase (decrease)	34,220	96,476	$ 432,679	$ 1,194,807
Class L
Shares sold	-	7,924	$ -	$ 100,000
Reinvestment of distributions	152	245	1,895	3,020
Net increase (decrease)	152	8,169	$ 1,895	$ 103,020
Class N
Shares sold	-	7,924	$ -	$ 100,000
Reinvestment of distributions	149	243	1,854	2,988
Net increase (decrease)	149	8,167	$ 1,854	$ 102,988

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Causeway Capital Management LLC

Massachusetts Financial Services
Company

Pyramis Global Advisors, LLC

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-L-STG-N-SANN-1014
1.9585953.100

Strategic Advisers®
International Multi-Manager Fund

Class F

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
International Multi-Manager	1.17%
Actual		$ 1,000.00	$ 1,006.20	$ 5.92
HypotheticalA		$ 1,000.00	$ 1,019.31	$ 5.96
Class F	1.08%
Actual		$ 1,000.00	$ 1,006.70	$ 5.46
HypotheticalA		$ 1,000.00	$ 1,019.76	$ 5.50
Class L	1.18%
Actual		$ 1,000.00	$ 1,005.90	$ 5.97
HypotheticalA		$ 1,000.00	$ 1,019.26	$ 6.01
Class N	1.43%
Actual		$ 1,000.00	$ 1,005.50	$ 7.23
HypotheticalA		$ 1,000.00	$ 1,018.00	$ 7.27

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Novartis AG	2.2	1.8
Nestle SA	1.8	1.5
KDDI Corp.	1.7	1.8
Bayer AG	1.6	1.7
Roche Holding AG (participation certificate)	1.6	1.7
Royal Dutch Shell PLC Class A (United Kingdom)	1.5	1.6
Reckitt Benckiser Group PLC	1.1	1.1
British American Tobacco PLC (United Kingdom)	1.1	1.0
Danone SA	1.1	1.0
Sumitomo Mitsui Financial Group, Inc.	1.0	1.3
	14.7
Top Five Market Sectors as of August 31, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Financials	21.8	22.3
Industrials	11.7	12.4
Consumer Staples	11.7	10.4
Health Care	10.4	10.0
Consumer Discretionary	10.4	11.6
Geographic Diversification (% of fund's net assets)
As of August 31, 2014
United Kingdom 18.2%
Japan 17.9%
Switzerland 10.3%
France 9.9%
United States of America* 8.0%
Germany 7.4%
Netherlands 3.9%
Australia 3.0%
Hong Kong 2.3%
Other 19.1%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
As of February 28, 2014
United Kingdom 18.6%
Japan 17.8%
France 9.9%
Switzerland 9.8%
Germany 8.0%
United States of America* 8.0%
Netherlands 4.5%
Australia 2.7%
Spain 2.4%
Other 18.3%

Percentages are based on country or territory of incorporation and are adjusted for the effect of futures contracts, if applicable.
* Includes Short-Term Investments and Net Other Assets (Liabilities)
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Stocks 93.0%	Stocks 92.7%
Other 0.1%	Other 0.1%
Short-Term Investments and Net Other Assets (Liabilities) 6.9%	Short-Term Investments and Net Other Assets (Liabilities) 7.2%

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.0%
	Shares	Value
CONSUMER DISCRETIONARY - 10.2%
Auto Components - 0.9%
Autoliv, Inc.	1,180	$ 122,354
Bridgestone Corp.	800	27,442
Compagnie Plastic Omnium	492	12,978
Continental AG	719	153,519
DENSO Corp.	5,000	216,877
Valeo SA	397	47,975
		581,145
Automobiles - 2.5%
Bayerische Motoren Werke AG (BMW)	1,250	145,520
Brilliance China Automotive Holdings Ltd.	8,000	14,823
Daimler AG (Germany)	2,353	192,429
Dongfeng Motor Group Co. Ltd. (H Shares)	8,000	14,823
Fuji Heavy Industries Ltd.	4,000	113,624
Honda Motor Co. Ltd.	5,600	190,099
Hyundai Motor Co.	492	113,042
Isuzu Motors Ltd.	2,000	13,819
Kia Motors Corp.	1,560	94,145
Mazda Motor Corp.	1,800	42,455
Peugeot Citroen SA (a)	1,550	21,771
PT Astra International Tbk	67,000	43,415
Renault SA	500	39,143
Suzuki Motor Corp.	1,100	35,745
Tata Motors Ltd. sponsored ADR	1,430	68,912
Toyota Motor Corp.	7,300	416,531
Volkswagen AG	57	12,770
Yamaha Motor Co. Ltd.	1,200	22,202
		1,595,268
Diversified Consumer Services - 0.1%
Kroton Educacional SA	1,300	38,939
Hotels, Restaurants & Leisure - 1.9%
Carnival PLC	3,811	142,747
Compass Group PLC	32,508	528,618
Flight Centre Travel Group Ltd.	699	30,618
InterContinental Hotel Group PLC	1,491	57,153
Sands China Ltd.	20,400	132,928
Sodexo SA	450	44,328
TUI Travel PLC	2,538	15,695
Whitbread PLC	3,292	239,868
Yum! Brands, Inc.	873	63,231
		1,255,186
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - 0.5%
Coway Co. Ltd.	204	$ 17,119
Iida Group Holdings Co. Ltd.	1,200	17,185
Nikon Corp.	14,700	213,411
Persimmon PLC	800	17,584
Taylor Wimpey PLC	22,300	42,426
Techtronic Industries Co. Ltd.	13,500	41,197
		348,922
Internet & Catalog Retail - 0.2%
Rakuten, Inc.	3,900	50,453
Start Today Co. Ltd.	800	19,030
Vipshop Holdings Ltd. ADR (a)	184	36,180
		105,663
Leisure Products - 0.1%
Sankyo Co. Ltd. (Gunma)	1,100	42,131
Yamaha Corp.	2,700	38,718
		80,849
Media - 2.0%
Altice S.A.	800	51,086
Dentsu, Inc.	700	28,425
Fuji Media Holdings, Inc.	7,100	109,729
ITV PLC	56,151	196,879
Nippon Television Network Corp.	7,300	112,189
ProSiebenSat.1 Media AG	2,125	85,202
Publicis Groupe SA (a)	190	14,155
realestate.com.au Ltd.	397	17,768
Reed Elsevier NV	21,562	491,550
RTL Group SA	400	38,804
Telenet Group Holding NV (a)	238	13,907
UBM PLC	3,332	35,015
WPP PLC	5,200	109,127
		1,303,836
Multiline Retail - 0.2%
Dollarama, Inc.	271	23,072
Don Quijote Holdings Co. Ltd.	400	21,183
Lifestyle International Holdings Ltd.	8,000	14,864
Next PLC	641	75,502
Ryohin Keikaku Co. Ltd.	100	11,226
		145,847
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - 0.9%
ABC-MART, Inc.	200	$ 10,246
Esprit Holdings Ltd.	82,150	133,347
Fielmann AG	216	13,930
H&M Hennes & Mauritz AB (B Shares)	3,084	131,183
Inditex SA	4,120	119,367
Kingfisher PLC	3,769	19,003
Nitori Holdings Co. Ltd.	900	53,977
USS Co. Ltd.	7,300	120,328
		601,381
Textiles, Apparel & Luxury Goods - 0.9%
adidas AG	650	48,716
Burberry Group PLC	1,200	28,309
Compagnie Financiere Richemont SA Series A	953	90,883
Gildan Activewear, Inc.	300	17,200
Global Brands Group Holding Ltd. (a)	150,000	34,645
Hermes International SCA	43	14,794
Kering SA	200	42,375
Li & Fung Ltd.	74,000	91,855
LVMH Moet Hennessy - Louis Vuitton SA	1,030	178,712
Pandora A/S	216	16,148
Yue Yuen Industrial (Holdings) Ltd.	7,500	23,274
		586,911
TOTAL CONSUMER DISCRETIONARY		6,643,947
CONSUMER STAPLES - 11.1%
Beverages - 1.5%
Anheuser-Busch InBev SA NV	1,779	198,453
Diageo PLC	1,772	52,292
Embotelladoras Arca S.A.B. de CV	1,963	14,429
Heineken NV (Bearer)	3,171	241,242
ITO EN Ltd.	1,400	32,549
Pernod Ricard SA	3,360	396,191
SABMiller PLC	1,300	71,717
		1,006,873
Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,201	36,020
Carrefour SA	1,608	55,747
Lawson, Inc.	1,200	86,155
Seven & i Holdings Co., Ltd.	2,000	80,206
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Sundrug Co. Ltd.	1,500	$ 66,606
Tsuruha Holdings, Inc.	400	21,837
Woolworths Ltd.	2,343	79,127
		425,698
Food Products - 3.9%
Danone SA	10,198	712,147
M. Dias Branco SA	1,500	67,679
Nestle SA	15,384	1,193,312
Saputo, Inc.	518	31,510
Toyo Suisan Kaisha Ltd.	2,000	62,569
Unilever NV (Certificaten Van Aandelen) (Bearer)	6,574	273,381
Unilever PLC	5,044	222,491
		2,563,089
Household Products - 1.3%
Henkel AG & Co. KGaA	480	45,656
Reckitt Benckiser Group PLC	8,555	745,636
Svenska Cellulosa AB (SCA) (B Shares)	2,000	48,074
		839,366
Personal Products - 1.3%
Kao Corp.	12,700	547,451
Kobayashi Pharmaceutical Co. Ltd.	1,600	102,571
Kose Corp.	1,800	78,543
L'Oreal SA	590	97,679
		826,244
Tobacco - 2.4%
British American Tobacco PLC (United Kingdom)	12,308	727,689
Imperial Tobacco Group PLC	2,138	93,243
Japan Tobacco, Inc.	14,900	510,391
KT&G Corp.	2,367	221,505
		1,552,828
TOTAL CONSUMER STAPLES		7,214,098
ENERGY - 5.8%
Energy Equipment & Services - 0.7%
Technip SA	3,886	359,974
Tecnicas Reunidas SA	2,098	114,719
		474,693
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 5.1%
BG Group PLC	27,295	$ 544,087
Cairn Energy PLC (a)	19,984	59,585
Canadian Natural Resources Ltd.	1,980	86,298
Cenovus Energy, Inc.	1,360	43,378
CNOOC Ltd.	72,000	144,491
Dragon Oil PLC	2,543	25,331
Enbridge, Inc.	2,002	99,851
Galp Energia SGPS SA Class B	1,906	33,809
Genel Energy PLC (a)	1,392	20,094
Imperial Oil Ltd.	2,500	133,036
INPEX Corp.	11,300	161,824
JX Holdings, Inc.	2,500	12,850
Oil Search Ltd. ADR	7,452	67,440
Peyto Exploration & Development Corp.	665	23,565
Reliance Industries Ltd. GDR (c)	1,021	33,979
Repsol YPF SA	3,276	81,312
Royal Dutch Shell PLC Class A (United Kingdom)	24,456	989,775
Suncor Energy, Inc.	3,300	135,454
Total SA	8,551	564,268
Tullow Oil PLC	1,000	12,119
Woodside Petroleum Ltd.	1,074	42,831
		3,315,377
TOTAL ENERGY		3,790,070
FINANCIALS - 21.7%
Banks - 10.3%
Australia & New Zealand Banking Group Ltd.	8,871	276,970
Banco Bilbao Vizcaya Argentaria SA	7,485	90,610
Bank of Ireland (a)	227,129	90,538
Bankinter SA	5,606	46,413
Barclays PLC	85,024	317,125
BNP Paribas SA	7,886	532,390
BOC Hong Kong (Holdings) Ltd.	10,500	35,293
Chiba Bank Ltd.	7,000	49,315
Commonwealth Bank of Australia	1,182	89,772
Credicorp Ltd. (United States)	242	37,527
Credit Agricole SA	2,873	42,601
Criteria CaixaCorp SA	8,750	52,634
DBS Group Holdings Ltd.	11,000	157,816
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
DNB ASA	9,912	$ 184,872
Erste Group Bank AG	2,786	71,493
First Gulf Bank PJSC	2,928	14,548
HDFC Bank Ltd. sponsored ADR	2,850	141,617
HSBC Holdings PLC:
(Hong Kong)	22,400	242,283
(United Kingdom)	54,469	588,766
Intesa Sanpaolo SpA	60,461	180,023
Joyo Bank Ltd.	9,000	46,711
Jyske Bank A/S (Reg.) (a)	641	34,940
Kasikornbank PCL NVDR	7,300	51,425
KBC Groupe SA (a)	6,789	386,923
Lloyds Banking Group PLC (a)	346,794	439,603
Mitsubishi UFJ Financial Group, Inc.	44,100	254,177
Nordea Bank AB	9,200	119,916
North Pacific Bank Ltd.	9,600	38,937
Oversea-Chinese Banking Corp. Ltd.	2,000	16,012
PT Bank Rakyat Indonesia Tbk	66,800	63,143
Royal Bank of Scotland Group PLC (a)	23,088	139,114
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	4,761	38,802
Seven Bank Ltd.	4,200	17,035
Societe Generale Series A	1,307	66,212
Standard Chartered PLC (United Kingdom)	12,032	242,296
Sumitomo Mitsui Financial Group, Inc.	16,600	671,455
Sumitomo Mitsui Trust Holdings, Inc.	9,000	36,946
Svenska Handelsbanken AB (A Shares)	900	42,185
Swedbank AB (A Shares)	1,900	48,389
Sydbank A/S (a)	1,311	40,309
The Hachijuni Bank Ltd.	6,000	36,215
The Suruga Bank Ltd.	2,000	37,984
The Toronto-Dominion Bank	2,159	113,679
UniCredit SpA	17,854	138,175
Unione di Banche Italiane ScpA	4,040	31,558
United Overseas Bank Ltd.	5,000	91,790
Westpac Banking Corp.	7,570	248,132
		6,734,669
Capital Markets - 2.1%
Azimut Holding SpA	727	18,923
Banca Generali SpA	907	24,645
Cetip SA - Mercados Organizado	1,000	14,586
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
CI Financial Corp.	1,323	$ 43,415
Credit Suisse Group AG	4,265	120,324
Daiwa Securities Group, Inc.	9,000	73,189
Hargreaves Lansdown PLC	679	12,648
Julius Baer Group Ltd.	3,692	167,820
Macquarie Group Ltd.	1,284	69,913
Nomura Holdings, Inc.	6,000	38,514
Partners Group Holding AG	217	57,249
Schroders PLC	537	21,717
UBS AG	36,831	660,999
		1,323,942
Consumer Finance - 0.1%
ACOM Co. Ltd. (a)	3,400	11,764
AEON Financial Service Co. Ltd.	2,500	58,004
Provident Financial PLC	412	14,630
		84,398
Diversified Financial Services - 1.3%
Century Tokyo Leasing Corp.	100	2,955
Fubon Financial Holding Co. Ltd.	25,000	40,835
Hong Kong Exchanges and Clearing Ltd.	1,900	43,663
IG Group Holdings PLC	8,974	90,432
ING Groep NV (Certificaten Van Aandelen) (a)	27,981	385,099
Japan Exchange Group, Inc.	500	11,860
London Stock Exchange Group PLC	1,000	33,917
Mitsubishi UFJ Lease & Finance Co. Ltd.	3,700	19,737
ORIX Corp.	13,900	209,746
		838,244
Insurance - 5.3%
AEGON NV	9,000	71,169
AIA Group Ltd.	78,400	427,910
Allianz SE	626	106,904
Amlin PLC	7,437	55,547
Aviva PLC	23,183	200,645
AXA SA	14,734	364,931
BB Seguridade Participacoes SA	4,900	78,234
Catlin Group Ltd.	5,922	50,533
Direct Line Insurance Group PLC	5,100	25,307
Euler Hermes SA	413	46,994
Fairfax Financial Holdings Ltd. (sub. vtg.)	381	175,559
Gjensidige Forsikring ASA	811	16,867
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Hiscox Ltd.	15,516	$ 167,175
Jardine Lloyd Thompson Group PLC	4,729	81,492
MAPFRE SA (Reg.)	4,063	15,231
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	4,000	32,568
Prudential PLC	17,543	422,874
Sampo Oyj (A Shares)	4,374	215,118
Sony Financial Holdings, Inc.	11,100	177,737
St. James's Place Capital PLC	2,997	35,674
Tokio Marine Holdings, Inc.	1,100	33,530
Zurich Insurance Group AG	2,067	623,669
		3,425,668
Real Estate Investment Trusts - 0.6%
British Land Co. PLC	2,336	28,330
Capital Shopping Centres Group PLC	9,727	55,227
Derwent London PLC	304	14,086
Fibra Uno Administracion SA de CV	4,100	14,720
Link (REIT)	14,650	86,954
Mirvac Group unit	20,575	35,261
Unibail-Rodamco (a)	377	101,251
Westfield Corp. unit	8,859	63,047
		398,876
Real Estate Management & Development - 2.0%
AEON Mall Co. Ltd.	990	21,571
Brookfield Asset Management, Inc.	1,077	51,427
Cheung Kong Holdings Ltd.	2,000	36,464
China Vanke Co. Ltd. (H Shares) (a)	16,100	30,164
Countrywide PLC	1,442	12,329
Daito Trust Construction Co. Ltd.	400	49,459
Deutsche Annington Immobilien SE	5,045	151,470
Deutsche Wohnen AG (Bearer)	13,640	307,726
Emaar Properties PJSC (a)	8,383	23,394
GAGFAH SA (a)	5,800	113,552
Global Logistic Properties Ltd.	10,000	22,817
Great Eagle Holdings Ltd.	1,000	3,677
Hongkong Land Holdings Ltd.	5,000	34,250
Hysan Development Co. Ltd.	4,000	19,613
LEG Immobilien AG	1,220	90,763
Mitsui Fudosan Co. Ltd.	5,000	159,306
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Sumitomo Realty & Development Co. Ltd.	3,000	$ 116,171
TAG Immobilien AG	6,310	72,845
		1,316,998
TOTAL FINANCIALS		14,122,795
HEALTH CARE - 10.4%
Biotechnology - 0.3%
Actelion Ltd.	500	61,380
CSL Ltd.	1,916	132,187
Grifols SA	503	23,416
		216,983
Health Care Equipment & Supplies - 0.7%
Ansell Ltd.	1,355	25,183
Coloplast A/S Series B	420	34,866
GN Store Nordic A/S	1,129	25,671
Nihon Kohden Corp.	1,500	83,041
Olympus Corp. (a)	700	24,994
Sonova Holding AG Class B	602	96,262
Straumann Holding AG	73	17,867
Sysmex Corp.	700	27,080
Terumo Corp.	5,800	145,941
		480,905
Health Care Providers & Services - 0.2%
Fresenius SE & Co. KGaA	900	43,908
Miraca Holdings, Inc.	600	27,911
Odontoprev SA	7,200	31,392
Ryman Healthcare Group Ltd.	1,870	12,607
		115,818
Health Care Technology - 0.0%
M3, Inc.	1,000	17,483
Life Sciences Tools & Services - 0.1%
Eurofins Scientific SA	76	21,585
Morphosys AG (a)	165	15,222
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	646	23,915
		60,722
Pharmaceuticals - 9.1%
Astellas Pharma, Inc.	13,300	191,488
AstraZeneca PLC (United Kingdom)	1,768	134,913
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Bayer AG	8,007	$ 1,073,647
BTG PLC (a)	2,067	21,979
GlaxoSmithKline PLC	26,294	642,618
Hikma Pharmaceuticals PLC	1,802	51,665
Novartis AG	16,207	1,456,142
Novo Nordisk A/S Series B	4,338	198,966
Roche Holding AG (participation certificate)	3,483	1,017,238
Sanofi SA	4,713	516,509
Santen Pharmaceutical Co. Ltd.	5,500	317,170
Shire PLC	459	37,398
Sihuan Pharmaceutical Holdings Group Ltd.	24,000	16,072
Teva Pharmaceutical Industries Ltd.	300	15,752
Teva Pharmaceutical Industries Ltd. sponsored ADR	3,363	176,625
UCB SA	500	48,419
		5,916,601
TOTAL HEALTH CARE		6,808,512
INDUSTRIALS - 11.7%
Aerospace & Defense - 0.8%
Airbus Group NV	700	43,050
BAE Systems PLC	4,900	36,208
Cobham PLC	40,829	201,381
Finmeccanica SpA (a)	6,800	63,616
Meggitt PLC	2,671	20,912
Rolls-Royce Group PLC	3,300	55,935
Safran SA	1,000	65,546
Zodiac Aerospace	711	23,192
		509,840
Air Freight & Logistics - 0.8%
Bollore	23	14,506
PostNL NV (a)	23,126	115,803
Yamato Holdings Co. Ltd.	19,400	400,791
		531,100
Airlines - 0.6%
easyJet PLC	2,873	63,674
International Consolidated Airlines Group SA (a)	6,100	36,517
International Consolidated Airlines Group SA CDI (a)	38,702	232,075
Ryanair Holdings PLC sponsored ADR (a)	900	49,410
		381,676
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - 0.8%
ASSA ABLOY AB (B Shares)	1,300	$ 65,677
Compagnie de St. Gobain	1,200	60,909
Daikin Industries Ltd.	1,900	130,934
Geberit AG (Reg.)	725	245,997
		503,517
Commercial Services & Supplies - 0.6%
Babcock International Group PLC	4,117	76,619
Brambles Ltd.	29,156	258,687
Intrum Justitia AB	458	14,200
Secom Co. Ltd.	800	48,894
		398,400
Construction & Engineering - 0.6%
ACS Actividades de Construccion y Servicios SA	600	25,271
Balfour Beatty PLC	18,779	75,758
Chiyoda Corp.	2,000	21,875
JGC Corp.	8,000	231,515
VINCI SA	1,084	70,860
		425,279
Electrical Equipment - 1.9%
Legrand SA	9,136	505,019
Mitsubishi Electric Corp.	7,000	87,597
Nidec Corp.	1,200	76,698
OSRAM Licht AG (a)	1,290	53,935
Schneider Electric SA	5,197	439,215
Vestas Wind Systems A/S (a)	1,400	58,925
		1,221,389
Industrial Conglomerates - 1.1%
Bidvest Group Ltd.	1,285	33,892
Hutchison Whampoa Ltd.	8,000	104,051
Keppel Corp. Ltd.	5,000	43,633
SembCorp Industries Ltd.	19,000	77,883
Siemens AG	3,264	409,178
Toshiba Corp.	9,000	39,669
		708,306
Machinery - 2.0%
Andritz AG	500	26,752
Atlas Copco AB (A Shares)	9,971	290,317
Burckhardt Compression Holding AG	32	16,688
Fanuc Corp.	400	66,894
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
GEA Group AG	1,030	$ 46,596
Glory Ltd.	1,900	57,432
Hitachi Construction Machinery Co. Ltd.	1,200	23,574
IMI PLC	1,424	32,057
Ishikawajima-Harima Heavy Industries Co. Ltd.	3,000	14,129
Joy Global, Inc.	1,660	104,829
JTEKT Corp.	1,200	19,076
Komatsu Ltd.	7,500	169,283
Kone Oyj (B Shares)	1,113	47,090
Minebea Ltd.	2,388	29,883
NGK Insulators Ltd.	1,000	25,181
Schindler Holding AG (participation certificate)	1,206	174,322
SembCorp Marine Ltd.	26,000	82,431
SMC Corp.	200	52,275
Weichai Power Co. Ltd. (H Shares)	3,000	12,155
		1,290,964
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	20	50,098
Professional Services - 0.7%
Adecco SA (Reg.)	1,017	76,991
Capita Group PLC	6,380	129,961
Experian PLC	5,681	98,840
Michael Page International PLC	13,608	102,949
SEEK Ltd.	1,683	27,460
Temp Holdings Co., Ltd.	500	17,252
		453,453
Road & Rail - 0.3%
Canadian National Railway Co.	1,098	78,858
Canadian Pacific Railway Ltd.	356	71,308
East Japan Railway Co.	1,000	77,688
		227,854
Trading Companies & Distributors - 1.2%
Ashtead Group PLC	1,318	21,432
Brenntag AG	2,826	149,550
Bunzl PLC	13,140	359,065
Itochu Corp.	7,800	99,145
Mitsubishi Corp.	3,500	72,375
Noble Group Ltd.	34,278	37,323
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Trading Companies & Distributors - continued
Rexel SA	1,400	$ 27,869
Travis Perkins PLC	400	11,575
		778,334
Transportation Infrastructure - 0.2%
Abertis Infraestructuras SA	1,633	34,352
China Merchants Holdings International Co. Ltd.	34,000	112,748
Sydney Airport unit	7,295	30,182
		177,282
TOTAL INDUSTRIALS		7,657,492
INFORMATION TECHNOLOGY - 7.3%
Communications Equipment - 0.6%
Telefonaktiebolaget LM Ericsson (B Shares)	33,619	418,944
Electronic Equipment & Components - 1.7%
China High Precision Automation Group Ltd. (a)	15,000	581
Delta Electronics, Inc.	4,000	28,116
Halma PLC	13,684	140,394
Hirose Electric Co. Ltd.	1,000	129,079
Hitachi Ltd.	38,000	287,251
Hoya Corp.	3,000	96,953
Keyence Corp.	300	128,382
Murata Manufacturing Co. Ltd.	1,300	124,121
OMRON Corp.	1,700	73,608
Spectris PLC	2,173	70,238
TDK Corp.	600	29,872
		1,108,595
Internet Software & Services - 0.3%
Baidu.com, Inc. sponsored ADR (a)	222	47,623
Kakaku.com, Inc.	1,400	21,946
NAVER Corp.	32	24,234
Qihoo 360 Technology Co. Ltd. ADR (a)	162	14,228
Tencent Holdings Ltd.	4,300	69,986
YY, Inc. ADR (a)	221	18,761
		196,778
IT Services - 2.0%
Amadeus IT Holding SA Class A	10,776	400,703
Atos Origin SA	328	25,022
Cielo SA	3,100	58,109
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Cognizant Technology Solutions Corp. Class A (a)	2,202	$ 100,697
Computershare Ltd.	13,955	160,570
Fujitsu Ltd.	5,000	34,298
Infosys Ltd. sponsored ADR	601	35,760
Nomura Research Institute Ltd.	8,100	255,740
OBIC Co. Ltd.	3,800	130,203
Otsuka Corp.	300	12,716
SCSK Corp.	500	14,277
Wirecard AG	565	21,110
WNS Holdings Ltd. sponsored ADR (a)	1,507	31,089
		1,280,294
Semiconductors & Semiconductor Equipment - 1.5%
ASM International NV (Netherlands)	1,002	38,905
ASM Pacific Technology Ltd.	3,600	37,463
Infineon Technologies AG	17,503	203,418
MediaTek, Inc.	12,000	200,629
NXP Semiconductors NV (a)	1,106	75,783
Samsung Electronics Co. Ltd.	24	29,204
SK Hynix, Inc. (a)	748	33,487
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	16,319	341,720
		960,609
Software - 0.6%
Check Point Software Technologies Ltd. (a)	590	41,902
Dassault Systemes SA	2,971	196,749
Nintendo Co. Ltd.	100	11,147
SAP AG	1,596	124,399
SimCorp A/S	418	12,314
		386,511
Technology Hardware, Storage & Peripherals - 0.6%
Canon, Inc.	2,000	65,267
Lenovo Group Ltd.	36,000	54,998
NEC Corp.	7,000	24,893
Neopost SA	1,948	130,103
Nokia Corp.	9,500	79,785
Ricoh Co. Ltd.	1,300	14,063
Seiko Epson Corp.	1,200	60,781
		429,890
TOTAL INFORMATION TECHNOLOGY		4,781,621
Common Stocks - continued
	Shares	Value
MATERIALS - 6.5%
Chemicals - 4.1%
Air Liquide SA	330	$ 42,164
Akzo Nobel NV	8,196	579,272
Asahi Kasei Corp.	11,000	88,216
BASF AG	875	90,011
Clariant AG (Reg.)	8,801	154,920
Givaudan SA	209	346,948
HEXPOL AB (B Shares)	150	12,673
JSR Corp.	7,800	135,541
Kuraray Co. Ltd.	1,900	23,630
Linde AG	1,940	384,016
Nippon Kayaku Co. Ltd.	1,000	12,283
Nippon Paint Co. Ltd.	1,000	24,739
Royal DSM NV	800	53,420
Shin-Etsu Chemical Co., Ltd.	3,700	229,585
Sigma Aldrich Corp.	2,022	210,288
Sika AG (Bearer)	4	15,119
Symrise AG	3,856	206,008
Syngenta AG (Switzerland)	249	89,432
		2,698,265
Construction Materials - 0.3%
CRH PLC	1,300	29,962
HeidelbergCement Finance AG	966	72,882
James Hardie Industries PLC CDI	5,435	65,024
		167,868
Containers & Packaging - 0.2%
Rexam PLC	13,184	110,969
Smurfit Kappa Group PLC	1,052	23,865
		134,834
Metals & Mining - 1.9%
Anglo American PLC (United Kingdom)	1,700	43,165
BHP Billiton Ltd.	1,556	53,658
BHP Billiton PLC	1,828	57,621
Fresnillo PLC	800	12,777
Glencore Xstrata PLC	31,014	186,592
Hitachi Metals Ltd.	2,000	34,062
Iluka Resources Ltd.	10,943	90,960
Randgold Resources Ltd.	300	25,304
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Rio Tinto Ltd.	2,289	$ 133,891
Rio Tinto PLC	11,471	613,356
		1,251,386
Paper & Forest Products - 0.0%
Mondi PLC	700	12,005
TOTAL MATERIALS		4,264,358
TELECOMMUNICATION SERVICES - 5.4%
Diversified Telecommunication Services - 1.7%
Bezeq The Israeli Telecommunication Corp. Ltd.	8,500	16,065
BT Group PLC	40,042	257,444
Hellenic Telecommunications Organization SA (a)	1,337	19,113
HKT Trust/HKT Ltd. unit	27,140	32,148
Iliad SA	121	26,583
Jazztel PLC (a)	1,400	18,228
Koninklijke KPN NV (a)	32,193	107,462
Orange SA	3,500	52,980
PCCW Ltd.	29,000	18,448
Singapore Telecommunications Ltd.	7,000	21,801
Swisscom AG	130	75,475
TDC A/S	13,593	116,678
Telecom Italia SpA (a)	34,700	40,029
Telenor ASA	5,532	126,832
Telstra Corp. Ltd.	31,905	165,675
		1,094,961
Wireless Telecommunication Services - 3.7%
China Mobile Ltd.	22,768	283,198
Drillisch AG	800	30,578
KDDI Corp.	19,100	1,101,263
Mobile TeleSystems OJSC	4,952	37,715
Philippine Long Distance Telephone Co.	450	35,297
SK Telecom Co. Ltd.	1,142	308,555
SoftBank Corp.	1,100	79,481
Vodafone Group PLC	151,650	521,203
		2,397,290
TOTAL TELECOMMUNICATION SERVICES		3,492,251
Common Stocks - continued
	Shares	Value
UTILITIES - 1.9%
Electric Utilities - 0.4%
Energias do Brasil SA	4,769	$ 24,074
Iberdrola SA	10,527	77,251
Korea Electric Power Corp.	3,337	139,561
Tohoku Electric Power Co., Inc.	1,600	17,669
		258,555
Gas Utilities - 0.4%
APA Group unit	7,615	55,118
China Resources Gas Group Ltd.	18,000	52,374
ENN Energy Holdings Ltd.	4,000	28,258
Tokyo Gas Co. Ltd.	17,000	96,548
		232,298
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	2,930	30,523
Multi-Utilities - 1.1%
Canadian Utilities Ltd. Class A (non-vtg.)	1,743	62,744
Centrica PLC	13,793	73,138
E.ON AG	1,754	31,874
GDF Suez	16,922	416,789
National Grid PLC	4,100	61,270
RWE AG	2,000	78,259
		724,074
TOTAL UTILITIES		1,245,450
TOTAL COMMON STOCKS (Cost $48,922,262)		60,020,594
Nonconvertible Preferred Stocks - 1.0%

CONSUMER DISCRETIONARY - 0.2%
Automobiles - 0.2%
Volkswagen AG	500	112,244
CONSUMER STAPLES - 0.6%
Beverages - 0.1%
Ambev SA sponsored ADR	11,216	81,765
Household Products - 0.5%
Henkel AG & Co. KGaA	2,812	294,847
TOTAL CONSUMER STAPLES		376,612
Nonconvertible Preferred Stocks - continued
	Shares	Value
FINANCIALS - 0.1%
Banks - 0.1%
Itau Unibanco Holding SA	3,220	$ 58,056
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	7,940	45,973
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	59,931	55,189
Telefonica Brasil SA sponsored ADR	1,385	29,639
		84,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $567,083)		677,713
Equity Funds - 0.1%

Other - 0.1%
iShares MSCI Japan ETF (Cost $74,578)	6,878	81,160
U.S. Treasury Obligations - 0.2%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 (d) (Cost $119,996)	$ 120,000	119,997
Money Market Funds - 6.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $4,018,374)	4,018,374	4,018,374
TOTAL INVESTMENT PORTFOLIO - 99.5% (Cost $53,702,293)		64,917,838
NET OTHER ASSETS (LIABILITIES) - 0.5%		302,377
NET ASSETS - 100%		$ 65,220,215
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6 CME Nikkei 225 Index Contracts (Japan)	Sept. 2014	$ 463,500	$ 7,003
21 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	2,016,840	(42,707)
TOTAL EQUITY INDEX CONTRACTS		$ 2,480,340	$ (35,704)

The face value of futures purchased as a percentage of net assets is 3.8%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,797,775.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,979 or 0.1% of net assets.

(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $119,997.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 6,756,191	$ 5,840,534	$ 915,657	$ -
Consumer Staples	7,590,710	4,210,945	3,379,765	-
Energy	3,790,070	1,547,449	2,242,621	-
Financials	14,180,851	8,875,551	5,305,300	-
Health Care	6,808,512	2,788,976	4,019,536	-
Industrials	7,657,492	7,002,333	655,159	-
Information Technology	4,781,621	4,011,512	769,528	581
Materials	4,310,331	3,397,833	912,498	-
Telecommunication Services	3,577,079	1,836,241	1,740,838	-
Utilities	1,245,450	1,044,619	200,831	-
Equity Funds	81,160	81,160	-	-
U.S. Treasury Obligations	119,997	-	119,997	-
Money Market Funds	4,018,374	4,018,374	-	-
Total Investments in Securities:	$ 64,917,838	$ 44,655,527	$ 20,261,730	$ 581
Derivative Instruments:
Assets
Futures Contracts	$ 7,003	$ 7,003	$ -	$ -
Liabilities
Futures Contracts	$ (42,707)	$ (42,707)	$ -	$ -
Total Derivative Instruments:	$ (35,704)	$ (35,704)	$ -	$ -
The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 856,661
Level 2 to Level 1	$ 6,625,851
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,003	$ (42,707)
Total Value of Derivatives	$ 7,003	$ (42,707)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

Distribution of investments by country or territory of incorporation, as a percentage of total net assets, is as follows (Unaudited):
United Kingdom	18.2%
Japan	17.9%
Switzerland	10.3%
France	9.9%
United States of America	8.0%
Germany	7.4%
Netherlands	3.9%
Australia	3.0%
Hong Kong	2.3%
Canada	2.1%
Spain	1.9%
Sweden	1.8%
Korea (South)	1.6%
Bermuda	1.2%
Belgium	1.0%
Bailiwick of Jersey	1.0%
Others (Individually Less Than 1%)	8.5%
100.0%

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $53,702,293)		$ 64,917,838
Foreign currency held at value (cost $80,232)		80,586
Receivable for investments sold		213,637
Receivable for fund shares sold		3,941
Dividends receivable		235,786
Receivable for daily variation margin for derivative instruments		375
Prepaid expenses		266
Other receivables		199
Total assets		65,452,628

Liabilities
Payable for investments purchased	$ 132,129
Payable for fund shares redeemed	343
Accrued management fee	35,550
Distribution and service plan fees payable	22
Audit fee payable	21,018
Custody fee payable	32,492
Other affiliated payables	7,656
Other payables and accrued expenses	3,203
Total liabilities		232,413

Net Assets		$ 65,220,215
Net Assets consist of:
Paid in capital		$ 51,528,174
Undistributed net investment income		815,805
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		1,697,561
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		11,178,675
Net Assets		$ 65,220,215

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

International Multi-Manager: Net Asset Value, offering price and redemption price per share ($63,047,898 ÷ 4,982,141 shares)	$ 12.65

Class F: Net Asset Value, offering price and redemption price per share ($1,962,129 ÷ 154,890 shares)	$ 12.67

Class L: Net Asset Value, offering price and redemption price per share ($105,198 ÷ 8,321 shares)	$ 12.64

Class N: Net Asset Value, offering price and redemption price per share ($104,990 ÷ 8,316 shares)	$ 12.63

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 1,325,002
Interest		3
Income before foreign taxes withheld		1,325,005
Less foreign taxes withheld		(110,385)
Total income		1,214,620

Expenses
Management fee	$ 222,850
Transfer agent fees	31,386
Distribution and service plan fees	131
Accounting fees and expenses	17,539
Custodian fees and expenses	67,174
Independent trustees' compensation	391
Registration fees	28,338
Audit	27,312
Legal	151
Miscellaneous	313
Total expenses before reductions	395,585
Expense reductions	(4,799)	390,786
Net investment income (loss)		823,834
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	1,834,904
Foreign currency transactions	(58,103)
Futures contracts	204,164
Total net realized gain (loss)		1,980,965
Change in net unrealized appreciation (depreciation) on: Investment securities	(2,196,153)
Assets and liabilities in foreign currencies	(8,685)
Futures contracts	(110,866)
Total change in net unrealized appreciation (depreciation)		(2,315,704)
Net gain (loss)		(334,739)
Net increase (decrease) in net assets resulting from operations		$ 489,095

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 823,834	$ 1,436,890
Net realized gain (loss)	1,980,965	1,643,311
Change in net unrealized appreciation (depreciation)	(2,315,704)	8,202,806
Net increase (decrease) in net assets resulting from operations	489,095	11,283,007
Distributions to shareholders from net investment income	(568,295)	(895,819)
Distributions to shareholders from net realized gain	(677,686)	(1,208,199)
Total distributions	(1,245,981)	(2,104,018)
Share transactions - net increase (decrease)	(4,360,570)	4,726,850
Redemption fees	9	157
Total increase (decrease) in net assets	(5,117,447)	13,905,996

Net Assets
Beginning of period	70,337,662	56,431,666
End of period (including undistributed net investment income of $815,805 and undistributed net investment income of $560,266, respectively)	$ 65,220,215	$ 70,337,662

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - International Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 11.04	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.15	.27E	.11
Net realized and unrealized gain (loss)	(.07)	1.89	1.05
Total from investment operations	.08	2.16	1.16
Distributions from net investment income	(.10)	(.17)	(.10)
Distributions from net realized gain	(.12)	(.23)	(.02)
Total distributions	(.23)J	(.40)	(.12)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 12.65	$ 12.80	$ 11.04
Total ReturnB, C	.62%	19.74%	11.64%
Ratios to Average Net Assets G
Expenses before reductions	1.17%A	1.20%	1.29%A
Expenses net of fee waivers, if any	1.17%A	1.18%	1.18%A
Expenses net of all reductions	1.16%A	1.17%	1.16%A
Net investment income (loss)	2.43%A	2.29%E	1.26%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 63,048	$ 68,582	$ 56,164
Portfolio turnover rateH	41% A	46%	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.09 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.50%.

F For the period May 2, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.103 and distributions from net realized gain of $.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.82	$ 11.05	$ 10.69
Income from Investment Operations
Net investment income (loss) D	.16	.29E	.01
Net realized and unrealized gain (loss)	(.08)	1.88	.35
Total from investment operations	.08	2.17	.36
Distributions from net investment income	(.11)	(.17)	-
Distributions from net realized gain	(.12)	(.23)	-
Total distributions	(.23)	(.40)	-
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 12.67	$ 12.82	$ 11.05
Total ReturnB, C	.67%	19.85%	3.37%
Ratios to Average Net Assets G
Expenses before reductions	1.08%A	1.16%	1.25%A
Expenses net of fee waivers, if any	1.08%A	1.09%	1.09%A
Expenses net of all reductions	1.06%A	1.08%	1.07%A
Net investment income (loss)	2.53%A	2.38%E	.44%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,962	$ 1,547	$ 267
Portfolio turnover rateH	41% A	46%	42% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.10 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.59%.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.80	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.15	.11E
Net realized and unrealized gain (loss)	(.08)	.45
Total from investment operations	.07	.56
Distributions from net investment income	(.11)	(.17)
Distributions from net realized gain	(.12)	(.21)
Total distributions	(.23)	(.38)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.64	$ 12.80
Total ReturnB, C	.59%	4.57%
Ratios to Average Net Assets G
Expenses before reductions	1.18%A	1.33%A
Expenses net of fee waivers, if any	1.18%A	1.18%A
Expenses net of all reductions	1.16%A	1.17%A
Net investment income (loss)	2.43%A	2.88%A,E
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 105
Portfolio turnover rateH	41% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 2.09%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014F
Selected Per-Share Data
Net asset value, beginning of period	$ 12.79	$ 12.62
Income from Investment Operations
Net investment income (loss) D	.14	.10E
Net realized and unrealized gain (loss)	(.07)	.45
Total from investment operations	.07	.55
Distributions from net investment income	(.10)	(.17)
Distributions from net realized gain	(.12)	(.21)
Total distributions	(.23)J	(.38)
Redemption fees added to paid in capital D, I	-	-
Net asset value, end of period	$ 12.63	$ 12.79
Total ReturnB, C	.55%	4.45%
Ratios to Average Net Assets G
Expenses before reductions	1.43%A	1.59%A
Expenses net of fee waivers, if any	1.43%A	1.43%A
Expenses net of all reductions	1.41%A	1.42%A
Net investment income (loss)	2.18%A	2.63%A,E
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 104
Portfolio turnover rateH	41% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.84%.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.23 per share is comprised of distributions from net investment income of $.104 and distributions from net realized gain of $.123 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® International Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers International Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level,

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 12,362,192
Gross unrealized depreciation	(1,224,475)
Net unrealized appreciation (depreciation) on securities	$ 11,137,717

Tax cost	$ 53,780,121

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $204,164 and a change in net unrealized appreciation (depreciation) of $(110,866) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $13,009,192 and $17,184,026, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.05% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .66% of the Fund's average net assets.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS), Pyramis Global Advisors, LLC (an affiliate of the investment adviser) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

In September 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley, LLC (TS&W) as an additional sub-adviser for the Fund.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
International Multi-Manager	$ 31,280.10
Class L	53.10
Class N	53.10
	$ 31,386

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Semiannual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $59 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $4,799 for the period.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
International Multi-Manager	$ 553,025	$ 878,745
Class F	13,531	14,394
Class L	890	1,356
Class N	849	1,324
Total	$ 568,295	$ 895,819
From net realized gain
International Multi-Manager	$ 660,407	$ 1,186,847
Class F	15,269	18,024
Class L	1,005	1,664
Class N	1,005	1,664
Total	$ 677,686	$ 1,208,199

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
International Multi-Manager
Shares sold	69,868	130,491	$ 888,941	$ 1,604,892
Reinvestment of distributions	97,230	168,763	1,213,432	2,065,592
Shares redeemed	(541,140)	(28,659)	(6,899,371)	(344,449)
Net increase (decrease)	(374,042)	270,595	$ (4,796,998)	$ 3,326,035
Class F
Shares sold	38,907	101,699	$ 492,533	$ 1,260,107
Reinvestment of distributions	2,306	2,636	28,800	32,418
Shares redeemed	(6,993)	(7,859)	(88,654)	(97,718)
Net increase (decrease)	34,220	96,476	$ 432,679	$ 1,194,807
Class L
Shares sold	-	7,924	$ -	$ 100,000
Reinvestment of distributions	152	245	1,895	3,020
Net increase (decrease)	152	8,169	$ 1,895	$ 103,020
Class N
Shares sold	-	7,924	$ -	$ 100,000
Reinvestment of distributions	149	243	1,854	2,988
Net increase (decrease)	149	8,167	$ 1,854	$ 102,988

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 95% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

STG-F-SANN-1014
1.951518.101

Strategic Advisers®
Small-Mid Cap Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

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Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.37%	$ 1,000.00	$ 1,013.30	$ 1.88
HypotheticalA		$ 1,000.00	$ 1,023.34	$ 1.89

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Spartan Extended Market Index Fund Investor Class	6.3	7.2
Champlain Small Company Fund Advisor Class	4.7	4.2
Meridian Growth Fund Legacy Class	4.6	4.5
FMI Common Stock Fund	4.4	3.3
Goldman Sachs Small Cap Value Fund Institutional Class	4.3	4.0
Columbia Acorn Fund Class R5 Shares	4.0	4.7
Dreyfus Advantage Funds, Inc.	3.9	2.9
Vulcan Value Partners Small Cap Fund	3.2	3.7
Artisan Small Cap Fund Investor Shares	2.2	3.5
ASTON/TAMRO Small Cap Fund Class N	2.2	2.7
	39.8
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Common Stocks 41.6%	Common Stocks 45.4%
Mid-Cap Blend Funds 10.7%	Mid-Cap Blend Funds 10.5%
Mid-Cap Growth Funds 10.7%	Mid-Cap Growth Funds 10.1%
Mid-Cap Value Funds 1.0%	Mid-Cap Value Funds 0.0%
Small Blend Funds 12.8%	Small Blend Funds 12.3%
Small Growth Funds 9.1%	Small Growth Funds 10.4%
Small Value Funds 4.0%	Small Value Funds 4.3%
Sector Funds 0.9%	Sector Funds 0.0%
Short-Term Investments and Net Other Assets (Liabilities) 9.2%	Short-Term Investments and Net Other Assets (Liabilities) 7.0%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 41.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.1%
Auto Components - 0.6%
Autoliv, Inc.	15,003	$ 1,555,661
Cooper Tire & Rubber Co.	34,907	1,076,183
Dana Holding Corp.	218,297	5,071,039
Gentex Corp.	241,307	7,130,622
Mobileye NV (a)	37,964	1,640,804
Remy International, Inc.	20,500	453,050
Tenneco, Inc. (a)	65,398	4,190,704
Tower International, Inc. (a)	157,350	5,275,946
Visteon Corp. (a)	102,850	10,407,392
		36,801,401
Distributors - 0.1%
LKQ Corp. (a)	110,683	3,143,397
Pool Corp.	63,250	3,583,745
		6,727,142
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	94,020	3,823,793
Capella Education Co.	55,900	3,639,649
Grand Canyon Education, Inc. (a)	82,173	3,553,161
H&R Block, Inc.	427,912	14,347,889
LifeLock, Inc. (a)	204,366	3,028,704
Nord Anglia Education, Inc. (a)	139,889	2,678,874
		31,072,070
Hotels, Restaurants & Leisure - 1.2%
Arcos Dorados Holdings, Inc. Class A	297,670	2,140,247
Choice Hotels International, Inc.	64,649	3,501,390
Chuy's Holdings, Inc. (a)	59,177	1,556,355
Diamond Resorts International, Inc. (a)	62,239	1,557,220
Domino's Pizza, Inc.	50,230	3,789,854
Dunkin' Brands Group, Inc.	90,402	3,936,103
Hyatt Hotels Corp. Class A (a)	225,608	13,782,393
Jack in the Box, Inc.	99,230	5,899,224
Marriott Vacations Worldwide Corp. (a)	8,200	488,638
MGM Mirage, Inc. (a)	329,100	8,053,077
Multimedia Games Holding Co., Inc. (a)	118,256	3,288,699
Noodles & Co. (a)	48,402	947,227
Norwegian Cruise Line Holdings Ltd. (a)	60,070	2,000,932
Pinnacle Entertainment, Inc. (a)	92,801	2,319,097
Royal Caribbean Cruises Ltd.	149,795	9,550,929
Sonic Corp.	194,200	4,099,562
The Cheesecake Factory, Inc.	71,694	3,222,645
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wendy's Co.	809,125	$ 6,594,369
Zoe's Kitchen, Inc.	42,971	1,253,464
		77,981,425
Household Durables - 0.3%
Garmin Ltd.	49,550	2,692,052
Helen of Troy Ltd. (a)	34,409	2,003,292
M.D.C. Holdings, Inc.	347,279	10,074,564
Standard Pacific Corp. (a)	430,901	3,606,641
		18,376,549
Internet & Catalog Retail - 0.3%
HomeAway, Inc. (a)	233,289	7,745,195
MakeMyTrip Ltd. (a)	64,771	1,877,064
Orbitz Worldwide, Inc. (a)	405,050	3,321,410
RetailMeNot, Inc. (a)	113,380	2,114,537
Shutterfly, Inc. (a)	64,875	3,309,274
TripAdvisor, Inc. (a)	20,237	2,005,284
		20,372,764
Leisure Products - 0.1%
Brunswick Corp.	153,744	6,610,992
Media - 1.2%
DHX Media Ltd.	83,467	584,185
Gannett Co., Inc.	287,700	9,712,752
Gray Television, Inc. (a)	386,175	3,834,718
IMAX Corp. (a)	118,014	3,271,348
Live Nation Entertainment, Inc. (a)	67,869	1,490,403
News Corp. Class A (a)	995,800	17,550,975
Sinclair Broadcast Group, Inc. Class A	431,814	12,544,197
Starz Series A (a)	216,625	6,778,196
Tribune Media Co. Class A (a)	286,825	21,884,748
Tribune Publishing Co. (a)	40,295	773,664
		78,425,186
Multiline Retail - 0.1%
Burlington Stores, Inc.	68,875	2,456,771
Specialty Retail - 1.3%
American Eagle Outfitters, Inc.	184,725	2,600,928
Citi Trends, Inc. (a)	161,168	3,748,768
CST Brands, Inc.	442,930	15,431,681
DSW, Inc. Class A	95,088	2,942,023
Express, Inc. (a)	310,986	5,392,497
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Five Below, Inc. (a)	79,183	$ 3,211,662
Foot Locker, Inc.	173,075	9,711,238
Group 1 Automotive, Inc.	48,910	3,920,626
Lithia Motors, Inc. Class A (sub. vtg.)	36,865	3,222,738
Lumber Liquidators Holdings, Inc. (a)	24,910	1,425,350
Monro Muffler Brake, Inc.	63,497	3,285,970
New York & Co., Inc. (a)	121,200	412,080
Office Depot, Inc. (a)	749,887	3,839,421
Outerwall, Inc. (a)	27,756	1,635,661
Pier 1 Imports, Inc.	126,088	1,987,147
Restoration Hardware Holdings, Inc. (a)	51,300	4,302,531
Select Comfort Corp. (a)	59,200	1,324,304
Signet Jewelers Ltd.	34,195	4,030,565
Tile Shop Holdings, Inc. (a)	219,175	2,531,471
Urban Outfitters, Inc. (a)	130,372	5,187,502
Vitamin Shoppe, Inc. (a)	45,920	1,799,605
Williams-Sonoma, Inc.	35,836	2,356,934
		84,300,702
Textiles, Apparel & Luxury Goods - 0.4%
Carter's, Inc.	31,116	2,575,782
Crocs, Inc. (a)	36,900	570,105
Deckers Outdoor Corp. (a)	48,316	4,456,668
Fossil Group, Inc. (a)	11,435	1,158,251
G-III Apparel Group Ltd. (a)	51,047	4,213,419
Hanesbrands, Inc.	52,445	5,385,053
Movado Group, Inc.	51,263	1,903,395
PVH Corp.	16,036	1,872,043
Steven Madden Ltd. (a)	112,626	3,828,158
		25,962,874
TOTAL CONSUMER DISCRETIONARY		389,087,876
CONSUMER STAPLES - 0.9%
Beverages - 0.0%
Cott Corp.	118,900	890,137
Food & Staples Retailing - 0.2%
Brasil Pharma SA	854,247	1,595,154
Brasil Pharma SA warrants (a)	92,885	3,749
Casey's General Stores, Inc.	21,113	1,513,591
Fairway Group Holdings Corp. (a)	228,143	1,024,362
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	65,465	$ 2,183,258
Rite Aid Corp. (a)	1,407,500	8,754,650
		15,074,764
Food Products - 0.6%
Annie's, Inc. (a)	181,196	5,778,340
B&G Foods, Inc. Class A	95,707	2,890,351
Darling International, Inc. (a)	139,910	2,697,465
Flowers Foods, Inc.	110,199	2,157,696
Keurig Green Mountain, Inc.	14,992	1,998,733
Lancaster Colony Corp.	44,058	3,895,168
Pinnacle Foods, Inc.	171,925	5,563,493
The Hain Celestial Group, Inc. (a)	85,590	8,418,632
WhiteWave Foods Co. (a)	112,500	3,939,750
		37,339,628
Household Products - 0.1%
Spectrum Brands Holdings, Inc.	50,340	4,359,444
Personal Products - 0.0%
Elizabeth Arden, Inc. (a)	47,400	810,540
Inter Parfums, Inc.	50,711	1,544,657
		2,355,197
TOTAL CONSUMER STAPLES		60,019,170
ENERGY - 3.5%
Energy Equipment & Services - 1.0%
Atwood Oceanics, Inc. (a)	152,782	7,548,959
Dresser-Rand Group, Inc. (a)	54,047	3,745,457
Dril-Quip, Inc. (a)	40,341	4,093,401
Frank's International NV	128,539	2,590,061
Helix Energy Solutions Group, Inc. (a)	151,525	4,139,663
Hornbeck Offshore Services, Inc. (a)	49,541	2,162,960
ION Geophysical Corp. (a)	374,400	1,291,680
McDermott International, Inc. (a)	148,200	1,067,040
Oceaneering International, Inc.	40,149	2,792,764
Patterson-UTI Energy, Inc.	143,500	4,956,490
Precision Drilling Corp.	1,092,460	13,925,775
SEACOR Holdings, Inc. (a)	171,092	13,961,107
TETRA Technologies, Inc. (a)	268,000	3,162,400
		65,437,757
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 2.5%
Abraxas Petroleum Corp. (a)	511,425	$ 3,022,522
Alpha Natural Resources, Inc. (a)	241,320	953,214
Athlon Energy, Inc.	82,200	3,825,588
Bonanza Creek Energy, Inc. (a)	66,500	4,083,765
Cabot Oil & Gas Corp.	60,858	2,041,177
Carrizo Oil & Gas, Inc. (a)	111,987	7,023,825
Cimarex Energy Co.	102,415	14,866,561
Cloud Peak Energy, Inc. (a)	84,008	1,319,766
Comstock Resources, Inc.	102,000	2,486,760
CONSOL Energy, Inc.	47,474	1,912,253
Delek U.S. Holdings, Inc.	361,119	12,631,943
Energen Corp.	52,871	4,255,058
Foresight Energy LP	108,300	2,056,617
GasLog Ltd.	90,325	2,286,126
Gulfport Energy Corp. (a)	388,160	22,707,360
Laredo Petroleum Holdings, Inc. (a)	125,586	2,968,853
Memorial Resource Development Corp.	74,210	2,186,969
Oasis Petroleum, Inc. (a)	96,153	4,729,766
PBF Energy, Inc. Class A	303,075	8,610,361
Peabody Energy Corp.	256,672	4,075,951
Pioneer Natural Resources Co.	69,390	14,478,224
Range Resources Corp.	25,280	1,986,755
Resolute Energy Corp. (a)	179,976	1,445,207
Rice Energy, Inc.	90,961	2,663,338
Rosetta Resources, Inc. (a)	26,885	1,344,250
SemGroup Corp. Class A	21,452	1,881,984
StealthGas, Inc. (a)	129,883	1,271,555
Susser Pete Partners LP	98,270	5,609,252
Synergy Resources Corp. (a)	116,801	1,572,141
Tsakos Energy Navigation Ltd.	754,750	5,811,575
Ultra Petroleum Corp. (a)	151,735	4,025,530
Whiting Petroleum Corp. (a)	123,806	11,471,864
		161,606,110
TOTAL ENERGY		227,043,867
FINANCIALS - 8.5%
Banks - 2.5%
BankUnited, Inc.	114,070	3,598,909
CIT Group, Inc.	501,051	24,030,406
City National Corp.	26,000	1,972,880
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	501,450	$ 25,242,993
East West Bancorp, Inc.	89,732	3,126,263
First Niagara Financial Group, Inc.	288,250	2,507,775
First Republic Bank	34,611	1,692,478
FirstMerit Corp.	58,091	1,001,198
Hancock Holding Co.	102,093	3,393,571
Hanmi Financial Corp.	89,449	1,838,177
Home Bancshares, Inc.	105,564	3,140,529
Huntington Bancshares, Inc.	1,624,925	15,997,387
Investors Bancorp, Inc.	805,413	8,545,432
KeyCorp	193,486	2,633,344
National Bank Holdings Corp.	114,363	2,323,856
PacWest Bancorp	70,201	2,944,230
PrivateBancorp, Inc.	23,737	700,479
Prosperity Bancshares, Inc.	120,049	7,250,960
SVB Financial Group (a)	63,950	7,118,914
Synovus Financial Corp.	51,594	1,245,995
TCF Financial Corp.	195,000	3,081,000
Texas Capital Bancshares, Inc. (a)	49,540	2,674,169
UMB Financial Corp.	60,625	3,501,094
Umpqua Holdings Corp.	314,466	5,493,721
United Community Bank, Inc.	457,525	7,759,624
Webster Financial Corp.	556,600	16,419,700
		159,235,084
Capital Markets - 1.0%
Affiliated Managers Group, Inc. (a)	17,687	3,734,610
American Capital Ltd. (a)	1,026,760	15,904,512
Ares Capital Corp.	130,433	2,236,926
Eaton Vance Corp. (non-vtg.)	226,500	8,869,740
FXCM, Inc. Class A	151,767	2,199,104
Greenhill & Co., Inc.	48,455	2,375,264
Janus Capital Group, Inc.	280,728	3,410,845
LPL Financial	21,979	1,070,158
New Mountain Finance Corp.	102,498	1,577,444
Raymond James Financial, Inc.	335,695	18,342,375
Stifel Financial Corp. (a)	104,789	5,017,297
		64,738,275
Consumer Finance - 0.5%
Ally Financial, Inc. (a)	558,970	13,750,662
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	155,850	$ 9,720,365
Portfolio Recovery Associates, Inc. (a)	108,825	6,184,525
		29,655,552
Diversified Financial Services - 0.3%
MarketAxess Holdings, Inc.	46,872	2,761,698
The NASDAQ OMX Group, Inc.	31,695	1,377,782
Voya Financial, Inc.	355,525	13,897,472
		18,036,952
Insurance - 1.8%
Allied World Assurance Co.	641,229	23,719,061
American Equity Investment Life Holding Co.	155,800	3,854,492
Amtrust Financial Services, Inc.	53,187	2,341,824
CNO Financial Group, Inc.	885,560	15,807,246
FNF Group	460,460	13,035,623
FNFV Group (a)	18,921	283,437
Genworth Financial, Inc. Class A (a)	471,500	6,690,585
HCC Insurance Holdings, Inc.	241,875	12,127,613
Lincoln National Corp.	174,850	9,623,744
Platinum Underwriters Holdings Ltd.	29,962	1,871,726
Protective Life Corp.	71,648	4,972,371
Reinsurance Group of America, Inc.	27,137	2,251,828
Validus Holdings Ltd.	59,825	2,339,756
White Mountains Insurance Group Ltd.	25,226	15,999,338
XL Group PLC Class A	75,775	2,589,990
		117,508,634
Real Estate Investment Trusts - 1.8%
BioMed Realty Trust, Inc.	737,275	16,551,824
Brandywine Realty Trust (SBI)	571,225	9,151,025
Campus Crest Communities, Inc.	125,762	1,033,764
CBL & Associates Properties, Inc.	270,175	5,133,325
Chesapeake Lodging Trust	85,244	2,626,368
Corrections Corp. of America	116,706	4,159,402
Cousins Properties, Inc.	133,453	1,693,519
DuPont Fabros Technology, Inc.	410,900	11,570,944
Gaming & Leisure Properties	47,575	1,584,248
Glimcher Realty Trust	176,431	1,981,320
iStar Financial, Inc. (a)	564,450	8,399,016
Kite Realty Group Trust	68,161	1,753,101
Liberty Property Trust (SBI)	400,800	14,196,336
Medical Properties Trust, Inc.	142,393	2,006,317
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	24,396	$ 1,764,319
Rayonier, Inc.	193,180	6,620,279
Ryman Hospitality Properties, Inc.	300,350	14,942,413
Strategic Hotel & Resorts, Inc. (a)	644,025	7,651,017
Sunstone Hotel Investors, Inc.	344,575	5,020,458
		117,838,995
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	469,078	19,185,290
CBRE Group, Inc. (a)	414,625	13,176,783
		32,362,073
Thrifts & Mortgage Finance - 0.1%
BofI Holding, Inc. (a)	37,825	2,912,147
Ocwen Financial Corp. (a)	35,645	995,921
Walker & Dunlop, Inc. (a)	85,586	1,214,465
		5,122,533
TOTAL FINANCIALS		544,498,098
HEALTH CARE - 4.1%
Biotechnology - 0.7%
Alnylam Pharmaceuticals, Inc. (a)	43,177	3,008,142
Cepheid, Inc. (a)	48,819	1,954,225
Emergent BioSolutions, Inc. (a)	61,887	1,540,986
Exact Sciences Corp. (a)	304,124	6,340,985
Incyte Corp. (a)	76,748	4,159,742
InterMune, Inc. (a)	124,932	9,176,255
KYTHERA Biopharmaceuticals, Inc. (a)	63,904	2,403,429
Ligand Pharmaceuticals, Inc. Class B (a)	76,700	3,991,468
MiMedx Group, Inc. (a)	171,466	1,207,121
NPS Pharmaceuticals, Inc. (a)	115,466	3,484,764
Seattle Genetics, Inc. (a)	83,058	3,655,383
		40,922,500
Health Care Equipment & Supplies - 1.1%
Accuray, Inc. (a)	98,640	802,930
Alere, Inc. (a)	76,014	2,694,696
Align Technology, Inc. (a)	38,597	2,101,993
Analogic Corp.	36,927	2,666,129
Cardiovascular Systems, Inc. (a)	82,805	2,359,114
Cyberonics, Inc. (a)	52,282	3,000,464
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DexCom, Inc. (a)	62,299	$ 2,753,616
Genmark Diagnostics, Inc. (a)	169,338	1,820,384
Globus Medical, Inc. (a)	57,721	1,047,059
Hologic, Inc. (a)	360,950	8,976,827
ICU Medical, Inc. (a)	26,327	1,647,807
IDEXX Laboratories, Inc. (a)	27,580	3,419,093
Insulet Corp. (a)	88,985	3,213,248
Masimo Corp. (a)	56,243	1,262,093
Novadaq Technologies, Inc. (a)	35,197	459,673
Novadaq Technologies, Inc. (a)	63,894	834,456
NuVasive, Inc. (a)	234,077	8,216,103
Roka Bioscience, Inc. (a)	113,115	1,325,708
Sirona Dental Systems, Inc. (a)	76,935	6,270,972
Steris Corp.	80,070	4,507,140
Symmetry Medical, Inc. (a)	108,335	998,849
TearLab Corp. (a)	324,609	1,256,237
The Cooper Companies, Inc.	22,140	3,609,484
Thoratec Corp. (a)	77,814	1,945,350
Uroplasty, Inc. (a)	191,462	503,545
West Pharmaceutical Services, Inc.	118,732	5,156,531
		72,849,501
Health Care Providers & Services - 1.3%
Air Methods Corp. (a)	33,665	1,974,789
AMN Healthcare Services, Inc. (a)	186,500	2,819,880
Brookdale Senior Living, Inc. (a)	65,183	2,278,146
Capital Senior Living Corp. (a)	149,662	3,422,770
Centene Corp. (a)	115,698	9,039,485
Chemed Corp.	44,844	4,735,975
Community Health Systems, Inc. (a)	89,489	4,857,463
Community Health Systems, Inc. rights 1/27/16 (a)	217,797	8,494
ExamWorks Group, Inc. (a)	228,302	7,522,551
HealthSouth Corp.	171,959	6,773,465
Healthways, Inc. (a)	176,431	3,080,485
Kindred Healthcare, Inc.	320,550	6,619,358
MEDNAX, Inc. (a)	25,105	1,437,261
Premier, Inc.	75,800	2,393,764
Select Medical Holdings Corp.	261,333	3,663,889
Universal Health Services, Inc. Class B	134,110	15,347,548
VCA Antech, Inc. (a)	126,244	5,144,443
		81,119,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc. (a)	187,100	$ 2,764,403
HealthStream, Inc. (a)	127,425	3,307,953
HMS Holdings Corp. (a)	69,990	1,599,971
		7,672,327
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	172,900	1,499,043
Cambrex Corp. (a)	50,219	1,100,800
Charles River Laboratories International, Inc. (a)	82,640	4,884,024
ICON PLC (a)	21,628	1,071,451
PAREXEL International Corp. (a)	75,074	4,237,177
PerkinElmer, Inc.	143,075	6,416,914
Techne Corp.	40,416	3,860,536
Waters Corp. (a)	19,974	2,065,911
		25,135,856
Pharmaceuticals - 0.5%
Aratana Therapeutics, Inc. (a)	70,722	821,790
Flamel Technologies SA sponsored ADR (a)	78,068	1,171,020
Jazz Pharmaceuticals PLC (a)	57,284	9,332,709
Mallinckrodt PLC (a)	93,250	7,598,943
MediWound Ltd. (a)	57,648	420,830
Pacira Pharmaceuticals, Inc. (a)	41,700	4,514,442
Salix Pharmaceuticals Ltd. (a)	48,511	7,718,585
TherapeuticsMD, Inc. (a)	354,976	1,970,117
		33,548,436
TOTAL HEALTH CARE		261,248,386
INDUSTRIALS - 6.6%
Aerospace & Defense - 0.9%
AeroVironment, Inc. (a)	22,220	700,819
Alliant Techsystems, Inc.	58,275	7,342,650
Astronics Corp. (a)	42,913	2,692,362
HEICO Corp. Class A	103,498	4,297,237
Hexcel Corp. (a)	198,673	8,183,341
Huntington Ingalls Industries, Inc.	43,135	4,404,515
KEYW Holding Corp. (a)	92,600	1,095,458
Spirit AeroSystems Holdings, Inc. Class A (a)	132,000	5,062,200
Teledyne Technologies, Inc. (a)	108,821	10,563,254
Textron, Inc.	103,700	3,940,600
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	28,547	$ 5,366,551
Triumph Group, Inc.	47,050	3,263,859
		56,912,846
Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc. (a)	73,467	1,907,203
Forward Air Corp.	84,063	3,891,276
		5,798,479
Airlines - 0.2%
Allegiant Travel Co.	16,258	1,997,458
JetBlue Airways Corp. (a)	547,850	6,700,206
Spirit Airlines, Inc. (a)	44,400	3,125,316
		11,822,980
Building Products - 0.4%
A.O. Smith Corp.	167,970	8,243,968
Advanced Drain Systems, Inc. Del (a)	128,036	2,428,843
Owens Corning	328,005	11,808,180
Trex Co., Inc. (a)	54,627	2,053,975
		24,534,966
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc. (a)	132,450	8,018,523
Covanta Holding Corp.	195,900	4,111,941
Healthcare Services Group, Inc.	119,538	3,266,974
Performant Financial Corp. (a)	125,656	1,208,811
Pitney Bowes, Inc.	482,982	13,069,493
R.R. Donnelley & Sons Co.	317,625	5,612,434
Steelcase, Inc. Class A	218,272	3,426,870
Team, Inc. (a)	59,498	2,374,565
Tetra Tech, Inc.	155,475	3,964,613
		45,054,224
Construction & Engineering - 0.1%
KBR, Inc.	135,100	2,974,902
MasTec, Inc. (a)	105,291	3,211,376
		6,186,278
Electrical Equipment - 0.5%
Acuity Brands, Inc.	36,008	4,460,671
AZZ, Inc.	13,739	636,665
Encore Wire Corp.	250,304	10,625,405
Generac Holdings, Inc. (a)	143,473	6,674,364
GrafTech International Ltd. (a)	666,609	5,819,497
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	45,140	$ 2,023,626
Regal-Beloit Corp.	33,851	2,405,791
Sensata Technologies Holding BV (a)	35,730	1,756,844
		34,402,863
Machinery - 2.0%
Actuant Corp. Class A	41,610	1,403,505
AGCO Corp.	40,011	1,954,137
Allison Transmission Holdings, Inc.	731,162	22,432,050
Altra Industrial Motion Corp.	48,918	1,627,013
Chart Industries, Inc. (a)	14,180	948,500
CLARCOR, Inc.	28,831	1,822,408
Crane Co.	55,370	3,853,198
Flowserve Corp.	21,354	1,620,555
Greenbrier Companies, Inc.	69,950	5,002,824
IDEX Corp.	36,747	2,827,314
ITT Corp.	426,000	20,388,360
Joy Global, Inc.	31,609	1,996,108
Lincoln Electric Holdings, Inc.	68,665	4,882,082
Manitowoc Co., Inc.	92,000	2,706,640
Meritor, Inc. (a)	155,200	2,115,376
Middleby Corp. (a)	26,178	2,257,329
Nordson Corp.	10,942	886,959
Oshkosh Truck Corp.	386,510	19,201,817
Proto Labs, Inc. (a)	9,858	741,716
Rexnord Corp. (a)	71,957	2,101,864
TriMas Corp. (a)	56,686	1,796,946
Trinity Industries, Inc.	142,810	6,909,148
Twin Disc, Inc.	50,845	1,644,836
WABCO Holdings, Inc. (a)	55,724	5,750,717
Wabtec Corp.	104,815	8,737,378
Woodward, Inc.	35,846	1,872,237
		127,481,017
Marine - 0.3%
Danaos Corp. (a)	125,433	725,003
Diana Shipping, Inc. (a)	406,601	4,326,235
Kirby Corp. (a)	45,376	5,412,903
Navios Maritime Holdings, Inc.	347,752	3,289,734
Safe Bulkers, Inc.	445,850	3,910,105
		17,663,980
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.3%
Advisory Board Co. (a)	60,270	$ 2,989,392
FTI Consulting, Inc. (a)	45,700	1,695,470
Huron Consulting Group, Inc. (a)	54,056	3,269,307
Korn/Ferry International (a)	142,800	4,319,700
Manpower, Inc.	65,855	5,109,031
On Assignment, Inc. (a)	81,663	2,413,958
Paylocity Holding Corp. (a)	31,458	715,040
		20,511,898
Road & Rail - 0.6%
AMERCO	34,268	9,519,993
ArcBest Corp.	54,900	1,970,910
Con-way, Inc.	212,180	10,874,225
Knight Transportation, Inc.	168,765	4,278,193
Old Dominion Freight Lines, Inc. (a)	54,858	3,657,383
Ryder System, Inc.	38,500	3,478,090
Swift Transporation Co. (a)	392,929	8,322,236
		42,101,030
Trading Companies & Distributors - 0.5%
AerCap Holdings NV (a)	105,800	5,020,210
Air Lease Corp. Class A	29,700	1,125,630
GATX Corp.	202,250	13,403,108
MSC Industrial Direct Co., Inc. Class A	15,059	1,357,418
United Rentals, Inc. (a)	34,564	4,066,455
Watsco, Inc.	39,449	3,648,638
WESCO International, Inc. (a)	46,058	3,868,411
		32,489,870
TOTAL INDUSTRIALS		424,960,431
INFORMATION TECHNOLOGY - 7.5%
Communications Equipment - 0.7%
Arris Group, Inc. (a)	457,478	14,003,402
Aviat Networks, Inc. (a)	177,400	278,518
Brocade Communications Systems, Inc.	198,100	2,089,955
Ceragon Networks Ltd. (a)	219,900	538,755
Ciena Corp. (a)	137,100	2,836,599
CommScope Holding Co., Inc.	238,950	6,155,352
F5 Networks, Inc. (a)	48,950	6,079,101
Finisar Corp. (a)	258,485	5,249,830
Infinera Corp. (a)	313,700	3,318,946
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	132,900	$ 1,534,995
Riverbed Technology, Inc. (a)	83,703	1,576,965
Sierra Wireless, Inc. (a)	55,000	1,540,550
Ubiquiti Networks, Inc. (a)	14,659	664,932
		45,867,900
Electronic Equipment & Components - 1.3%
Cognex Corp. (a)	194,599	8,169,266
CTS Corp.	99,645	1,766,706
Dolby Laboratories, Inc. Class A (a)	45,400	2,114,732
FEI Co.	8,828	741,905
FLIR Systems, Inc.	153,624	5,190,955
II-VI, Inc. (a)	129,600	1,809,216
InvenSense, Inc. (a)	87,995	2,274,671
IPG Photonics Corp. (a)	142,494	9,786,488
Itron, Inc. (a)	111,800	4,720,196
Jabil Circuit, Inc.	61,200	1,320,696
Littelfuse, Inc.	95,767	8,801,945
Mercury Systems, Inc. (a)	108,300	1,209,711
National Instruments Corp.	97,878	3,244,656
Orbotech Ltd. (a)	117,983	1,913,684
OSI Systems, Inc. (a)	26,420	1,843,059
Plexus Corp. (a)	52,028	2,143,033
Rogers Corp. (a)	16,622	1,000,312
SYNNEX Corp. (a)	115,422	8,049,530
Tech Data Corp. (a)	186,393	12,581,528
Trimble Navigation Ltd. (a)	107,741	3,583,466
		82,265,755
Internet Software & Services - 1.2%
AOL, Inc. (a)	82,900	3,582,938
Bankrate, Inc. (a)	109,100	1,531,764
Benefitfocus, Inc.	34,259	1,131,232
Borderfree, Inc. (a)	92,173	1,291,344
ChannelAdvisor Corp. (a)	66,687	1,080,329
Constant Contact, Inc. (a)	278,137	8,669,530
Conversant, Inc. (a)	170,349	4,691,411
CoStar Group, Inc. (a)	68,035	9,848,066
Cvent, Inc.	125,616	3,155,474
DealerTrack Holdings, Inc. (a)	153,118	6,853,562
Demandware, Inc. (a)	47,276	2,512,719
Digital River, Inc. (a)	174,500	2,664,615
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	127,028	$ 1,918,123
GrubHub, Inc.	54,919	2,111,086
LinkedIn Corp. (a)	11,157	2,518,693
LogMeIn, Inc. (a)	134,500	5,686,660
Pandora Media, Inc. (a)	77,508	2,095,816
Rackspace Hosting, Inc. (a)	64,300	2,224,780
SciQuest, Inc. (a)	280,886	4,485,749
Shutterstock, Inc. (a)	38,517	2,727,004
Trulia, Inc. (a)	48,437	2,985,172
Xoom Corp. (a)	75,009	1,714,706
Yelp, Inc. (a)	35,409	2,918,410
		78,399,183
IT Services - 0.6%
Convergys Corp.	74,400	1,428,480
CoreLogic, Inc. (a)	155,000	4,381,850
DST Systems, Inc.	21,400	1,986,134
EPAM Systems, Inc. (a)	89,373	3,364,893
Euronet Worldwide, Inc. (a)	189,458	10,098,111
Gartner, Inc. Class A (a)	20,293	1,513,655
Heartland Payment Systems, Inc.	65,600	3,133,712
iGATE Corp. (a)	79,317	2,968,042
MoneyGram International, Inc. (a)	125,700	1,767,342
VeriFone Systems, Inc. (a)	57,720	2,015,582
WEX, Inc. (a)	25,385	2,885,005
		35,542,806
Semiconductors & Semiconductor Equipment - 1.4%
Atmel Corp. (a)	246,800	2,186,648
Cavium, Inc. (a)	72,088	4,049,904
Ceva, Inc. (a)	57,000	864,120
First Solar, Inc. (a)	104,325	7,269,366
FormFactor, Inc. (a)	208,000	1,464,320
Freescale Semiconductor, Inc. (a)	117,150	2,466,008
GT Advanced Technologies, Inc. (a)	570,150	10,154,372
Lam Research Corp.	41,955	3,016,984
Mellanox Technologies Ltd. (a)	47,030	1,965,384
Microsemi Corp. (a)	171,076	4,557,465
MKS Instruments, Inc.	83,886	2,847,091
ON Semiconductor Corp. (a)	1,063,650	10,381,224
Power Integrations, Inc.	74,730	4,467,359
Rambus, Inc. (a)	289,200	3,588,972
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)	161,776	$ 1,009,482
Silicon Laboratories, Inc. (a)	105,874	4,799,268
Skyworks Solutions, Inc.	245,819	13,928,105
Spansion, Inc. Class A (a)	95,900	2,138,570
Teradyne, Inc.	190,852	3,929,643
Ultratech, Inc. (a)	130,950	3,386,367
Veeco Instruments, Inc. (a)	32,100	1,135,377
		89,606,029
Software - 2.1%
Advent Software, Inc.	46,050	1,487,876
Aspen Technology, Inc. (a)	101,299	4,162,376
BroadSoft, Inc. (a)	52,685	1,257,064
Cadence Design Systems, Inc. (a)	383,585	6,766,439
Callidus Software, Inc. (a)	106,381	1,221,254
CommVault Systems, Inc. (a)	44,669	2,463,049
Comverse, Inc. (a)	83,770	2,068,281
Concur Technologies, Inc. (a)	40,644	4,079,845
Covisint Corp.	128,600	618,566
Electronic Arts, Inc. (a)	220,030	8,325,935
Fleetmatics Group PLC (a)	85,159	2,794,918
Gigamon, Inc. (a)	72,700	790,976
Guidewire Software, Inc. (a)	55,191	2,513,950
Informatica Corp. (a)	71,155	2,423,184
Interactive Intelligence Group, Inc. (a)	62,250	2,664,923
Manhattan Associates, Inc. (a)	288,659	8,336,472
Mentor Graphics Corp.	161,810	3,529,076
MicroStrategy, Inc. Class A (a)	26,403	3,668,169
Model N, Inc. (a)	219,034	2,023,874
NetScout Systems, Inc. (a)	100,585	4,633,951
Nuance Communications, Inc. (a)	202,768	3,449,084
Parametric Technology Corp. (a)	190,600	7,374,314
PROS Holdings, Inc. (a)	68,442	1,751,431
Qlik Technologies, Inc. (a)	179,174	5,058,082
Qualys, Inc. (a)	98,851	2,402,079
Rovi Corp. (a)	215,350	4,981,046
SeaChange International, Inc. (a)	205,517	1,559,874
ServiceNow, Inc. (a)	45,196	2,762,831
SolarWinds, Inc. (a)	117,717	5,037,110
SS&C Technologies Holdings, Inc. (a)	26,928	1,218,761
Synchronoss Technologies, Inc. (a)	43,144	1,905,670
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	196,431	$ 4,093,622
TiVo, Inc. (a)	644,025	9,074,312
Ultimate Software Group, Inc. (a)	84,552	12,428,298
Varonis Systems, Inc.	28,775	684,845
Verint Systems, Inc. (a)	108,092	5,418,652
		135,030,189
Technology Hardware, Storage & Peripherals - 0.2%
Cray, Inc. (a)	135,226	3,814,725
Electronics for Imaging, Inc. (a)	86,833	3,824,125
NCR Corp. (a)	130,864	4,470,314
Quantum Corp. (a)	375,200	469,000
Stratasys Ltd. (a)	20,777	2,492,409
		15,070,573
TOTAL INFORMATION TECHNOLOGY		481,782,435
MATERIALS - 3.0%
Chemicals - 1.4%
Albemarle Corp.	48,125	3,059,788
Celanese Corp. Class A	58,870	3,681,730
Chemtura Corp. (a)	205,476	5,073,202
Cytec Industries, Inc.	68,735	7,082,454
Ferro Corp. (a)	101,063	1,362,329
FMC Corp.	31,478	2,081,955
Huntsman Corp.	413,800	11,127,082
Intrepid Potash, Inc. (a)	842,590	12,916,905
Koppers Holdings, Inc.	52,105	1,933,617
LSB Industries, Inc. (a)	327,359	13,110,728
Marrone Bio Innovations, Inc.	73,681	423,666
Methanex Corp.	59,306	3,965,369
PolyOne Corp.	119,561	4,689,182
Quaker Chemical Corp.	45,589	3,555,942
Rayonier Advanced Materials, Inc.	301,603	10,016,236
Rockwood Holdings, Inc.	44,294	3,586,928
Tronox Ltd. Class A	83,522	2,535,728
		90,202,841
Construction Materials - 0.1%
Eagle Materials, Inc.	28,940	2,949,275
Martin Marietta Materials, Inc.	29,894	3,914,918
		6,864,193
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 0.4%
Avery Dennison Corp.	82,500	$ 3,970,725
Berry Plastics Group, Inc. (a)	207,942	5,013,482
Crown Holdings, Inc. (a)	88,300	4,262,241
Graphic Packaging Holding Co. (a)	483,750	6,187,163
Rock-Tenn Co. Class A	66,434	3,265,895
Sealed Air Corp.	75,320	2,719,052
		25,418,558
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	761,960	32,131,853
Carpenter Technology Corp.	53,214	2,912,402
Century Aluminum Co. (a)	226,241	5,651,500
Cliffs Natural Resources, Inc.	67,600	1,018,732
Globe Specialty Metals, Inc.	129,966	2,669,502
Horsehead Holding Corp. (a)	133,733	2,700,069
Iluka Resources Ltd.	380,517	3,162,916
Molycorp, Inc. (a)	348,480	623,779
Steel Dynamics, Inc.	166,700	3,874,108
Stillwater Mining Co. (a)	596,375	11,068,720
Walter Energy, Inc.	139,543	780,045
		66,593,626
Paper & Forest Products - 0.0%
P.H. Glatfelter Co.	88,490	2,206,056
TOTAL MATERIALS		191,285,274
TELECOMMUNICATION SERVICES - 0.5%
Diversified Telecommunication Services - 0.3%
Level 3 Communications, Inc. (a)	456,380	20,518,845
Wireless Telecommunication Services - 0.2%
SBA Communications Corp. Class A (a)	64,406	7,103,338
Telephone & Data Systems, Inc.	39,500	1,040,430
U.S. Cellular Corp. (a)	25,900	976,948
		9,120,716
TOTAL TELECOMMUNICATION SERVICES		29,639,561
UTILITIES - 0.9%
Electric Utilities - 0.2%
Allete, Inc.	17,957	873,967
Great Plains Energy, Inc.	83,479	2,142,906
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	113,466	$ 4,237,955
Portland General Electric Co.	187,961	6,479,016
UIL Holdings Corp.	37,931	1,412,930
		15,146,774
Gas Utilities - 0.2%
Atmos Energy Corp.	255,150	12,900,384
Southwest Gas Corp.	27,944	1,458,956
		14,359,340
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	90,100	2,480,453
Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc. (a)	104,300	3,408,524
NRG Energy, Inc.	62,030	1,909,283
		5,317,807
Multi-Utilities - 0.3%
Ameren Corp.	358,800	14,348,412
CMS Energy Corp.	119,475	3,648,751
		17,997,163
TOTAL UTILITIES		55,301,537
TOTAL COMMON STOCKS (Cost $2,195,548,333)		2,664,866,635
Equity Funds - 49.2%

Mid-Cap Blend Funds - 10.7%
FMI Common Stock Fund	9,417,153	285,433,905
Spartan Extended Market Index Fund Investor Class (c)	7,170,059	401,379,902
TOTAL MID-CAP BLEND FUNDS		686,813,807
Mid-Cap Growth Funds - 10.7%
Columbia Acorn Fund Class R5 Shares	6,745,645	255,457,559
Fidelity Advisor Stock Selector Mid Cap Fund (c)	4,101,593	134,286,161
Meridian Growth Fund Legacy Class	7,639,808	292,757,433
TOTAL MID-CAP GROWTH FUNDS		682,501,153
Equity Funds - continued
	Shares	Value
Mid-Cap Value Funds - 1.0%
iShares Russell Mid-Cap Value Index ETF	850,900	$ 62,124,209
Sector Funds - 0.9%
Hennessy Small Cap Financial Fund Investor Class Shares	2,267,946	53,636,917
Small Blend Funds - 12.8%
Dreyfus Advantage Funds, Inc.	7,011,133	251,559,456
Goldman Sachs Small Cap Value Fund Institutional Class	4,644,817	273,115,258
T. Rowe Price Small-Cap Value Fund Advisor Class	1,821,647	90,353,712
Vulcan Value Partners Small Cap Fund	10,826,280	206,673,688
TOTAL SMALL BLEND FUNDS		821,702,114
Small Growth Funds - 9.1%
Artisan Small Cap Fund Investor Shares (a)	5,090,986	141,020,324
ASTON/TAMRO Small Cap Fund Class N	6,454,500	139,288,117
Champlain Small Company Fund Advisor Class	18,379,733	303,816,984
TOTAL SMALL GROWTH FUNDS		584,125,425
Small Value Funds - 4.0%
Fidelity Small Cap Value Fund (c)	4,335,413	88,789,264
iShares Russell 2000 Value Index ETF	429,100	43,146,005
Royce Opportunity Fund Investment Class	7,934,508	125,047,850
TOTAL SMALL VALUE FUNDS		256,983,119
TOTAL EQUITY FUNDS (Cost $2,789,615,642)		3,147,886,744
U.S. Treasury Obligations - 0.4%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.04% 10/2/14 to 11/28/14 (d) (Cost $22,429,176)	$ 22,430,000	22,429,354
Money Market Funds - 8.7%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $558,775,919)	558,775,919	$ 558,775,919
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $5,566,369,070)		6,393,958,652
NET OTHER ASSETS (LIABILITIES) - 0.1%		7,688,675
NET ASSETS - 100%		$ 6,401,647,327
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1,656 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 237,983,760	$ 7,263,051
2,034 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	238,669,560	8,191,336
TOTAL EQUITY INDEX CONTRACTS		$ 476,653,320	$ 15,454,387

The face value of futures purchased as a percentage of net assets is 7.4%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $333,413,853.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $22,429,354.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Stock Selector Mid Cap Fund	$ -	$ 129,805,560	$ -	$ -	$ 134,286,161
Fidelity Small Cap Value Fund	36,033,900	50,000,000	-	-	88,789,264
Spartan Extended Market Index Fund Investor Class	390,095,198	5,898,347	-	783,154	401,379,902
Total	$ 426,129,098	$ 185,703,907	$ -	$ 783,154	$ 624,455,327
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 389,087,876	$ 389,087,876	$ -	$ -
Consumer Staples	60,019,170	60,015,421	3,749	-
Energy	227,043,867	227,043,867	-	-
Financials	544,498,098	544,498,098	-	-
Health Care	261,248,386	261,248,386	-	-
Industrials	424,960,431	424,960,431	-	-
Information Technology	481,782,435	481,782,435	-	-
Materials	191,285,274	191,285,274	-	-
Telecommunication Services	29,639,561	29,639,561	-	-
Utilities	55,301,537	55,301,537	-	-
Equity Funds	3,147,886,744	3,147,886,744	-	-
U.S. Treasury Obligations	22,429,354	-	22,429,354	-
Money Market Funds	558,775,919	558,775,919	-	-
Total Investments in Securities:	$ 6,393,958,652	$ 6,371,525,549	$ 22,433,103	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 15,454,387	$ 15,454,387	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 15,454,387	$ -
Total Value of Derivatives	$ 15,454,387	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,016,458,207)	$ 5,769,503,325
Affiliated issuers (cost $549,910,863)	624,455,327
Total Investments (cost $5,566,369,070)		$ 6,393,958,652
Foreign currency held at value (cost $7)		7
Receivable for investments sold		16,325,726
Receivable for fund shares sold		4,931,901
Dividends receivable		1,430,027
Receivable for daily variation margin for derivative instruments		2,376,635
Prepaid expenses		20,277
Other receivables		18,083
Total assets		6,419,061,308

Liabilities
Payable to custodian bank	$ 11
Payable for investments purchased	13,122,175
Payable for fund shares redeemed	2,380,982
Accrued management fee	1,100,215
Other affiliated payables	602,454
Other payables and accrued expenses	208,144
Total liabilities		17,413,981

Net Assets		$ 6,401,647,327
Net Assets consist of:
Paid in capital		$ 5,464,683,769
Undistributed net investment income		1,860,132
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		92,059,425
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		843,044,001
Net Assets, for 478,671,342 shares outstanding		$ 6,401,647,327
Net Asset Value, offering price and redemption price per share ($6,401,647,327 ÷ 478,671,342 shares)		$ 13.37

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 11,735,737
Affiliated issuers		783,154
Interest		605
Total income		12,519,496

Expenses
Management fee	$ 13,527,281
Transfer agent fees	3,281,086
Accounting fees and expenses	554,817
Custodian fees and expenses	66,301
Independent trustees' compensation	31,401
Registration fees	229,824
Audit	30,377
Legal	11,774
Miscellaneous	42,339
Total expenses before reductions	17,775,200
Expense reductions	(7,122,421)	10,652,779
Net investment income (loss)		1,866,717
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	85,530,157
Foreign currency transactions	15,750
Futures contracts	19,365,790
Realized gain distributions from underlying funds:
Unaffiliated issuers	5,096,224
Affiliated issuers	5,115,193
Total net realized gain (loss)		115,123,114
Change in net unrealized appreciation (depreciation) on: Investment securities	(12,821,373)
Assets and liabilities in foreign currencies	57
Futures contracts	(1,708,589)
Total change in net unrealized appreciation (depreciation)		(14,529,905)
Net gain (loss)		100,593,209
Net increase (decrease) in net assets resulting from operations		$ 102,459,926

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,866,717	$ 5,716,433
Net realized gain (loss)	115,123,114	735,028,325
Change in net unrealized appreciation (depreciation)	(14,529,905)	304,898,656
Net increase (decrease) in net assets resulting from operations	102,459,926	1,045,643,414
Distributions to shareholders from net investment income	-	(7,083,396)
Distributions to shareholders from net realized gain	(341,968,818)	(471,127,946)
Total distributions	(341,968,818)	(478,211,342)
Share transactions Proceeds from sales of shares	1,303,430,758	1,945,066,284
Reinvestment of distributions	341,171,680	477,030,888
Cost of shares redeemed	(429,866,035)	(567,774,077)
Net increase (decrease) in net assets resulting from share transactions	1,214,736,403	1,854,323,095
Total increase (decrease) in net assets	975,227,511	2,421,755,167

Net Assets
Beginning of period	5,426,419,816	3,004,664,649
End of period (including undistributed net investment income of $1,860,132 and distributions in excess of net investment income of $6,585, respectively)	$ 6,401,647,327	$ 5,426,419,816
Other Information Shares
Sold	99,310,736	146,971,175
Issued in reinvestment of distributions	27,141,741	35,382,693
Redeemed	(32,170,171)	(42,286,335)
Net increase (decrease)	94,282,306	140,067,533

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 14.12	$ 12.30	$ 11.45	$ 12.00	$ 9.22	$ 5.57
Income from Investment Operations
Net investment income (loss) D	- J	.02	.06	.02	.03	.03
Net realized and unrealized gain (loss)	.13	3.33	1.30	(.06)	2.81	3.65
Total from investment operations	.13	3.35	1.36	(.04)	2.84	3.68
Distributions from net investment income	-	(.02)	(.06)	(.02)	(.03)	(.03)
Distributions from net realized gain	(.88)	(1.51)	(.44)	(.50)	(.03)	-
Total distributions	(.88)	(1.53)	(.51) I	(.51) H	(.06)	(.03)
Net asset value, end of period	$ 13.37	$ 14.12	$ 12.30	$ 11.45	$ 12.00	$ 9.22
Total ReturnB, C	1.33%	28.21%	12.37%	(.05)%	30.84%	66.12%
Ratios to Average Net Assets E
Expenses before reductions	.62% A	.70%	.65%	.63%	.40%	.25%
Expenses net of fee waivers, if any	.37% A	.45%	.40%	.38%	.15%	.00%
Expenses net of all reductions	.37% A	.45%	.40%	.37%	.15%	.00%
Net investment income (loss)	.07% A	.14%	.51%	.18%	.32%	.42%
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,401,647	$ 5,426,420	$ 3,004,665	$ 2,676,692	$ 2,873,128	$ 1,318,241
Portfolio turnover rate F	38% A	84%	53%	63%	69%	39%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown. D Calculated based on average shares outstanding during the period. E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. F Amount does not include the portfolio activity of any Underlying Funds. G For the year ended February 29. H Total distributions of $.51 per share is comprised of distributions from net investment income of $.018 and distributions from net realized gain of $.496 per share. I Total distributions of $.51 per share is comprised of distributions from net investment income of $.064 and distributions from net realized gain of $.443 per share. J Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), partnerships, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 902,978,155
Gross unrealized depreciation	(80,637,433)
Net unrealized appreciation (depreciation) on securities	$ 822,340,722

Tax cost	$ 5,571,617,930

Semiannual Report

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $19,365,790 and a change in net unrealized appreciation (depreciation) of $(1,708,589) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $1,715,173,172 and $1,016,363,765, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.10% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .47% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc. (ARI), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Massachusetts Financial Services Company (MFS), Neuberger Berman Management, LLC, RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sub-Advisers - continued

portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2014, the Board of Trustees approved the appointment of Fisher Investments, Inc. (Fisher Investments) and The Boston Company Asset Management, LLC (The Boston Company) as additional sub-advisers for the Fund. Subsequent to period end, Fisher Investments was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .12% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $4,133 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $7,122,421.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services
Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment Management Co. LLC

Systematic Financial Management, L.P.

The Boston Company Asset Management,

LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SMC-USAN-1014
1.926368.103

Strategic Advisers® International II Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P, and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.24%	$ 1,000.00	$ 1,002.30	$ 1.21
HypotheticalA		$ 1,000.00	$ 1,024.00	$ 1.22

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Fidelity International Discovery Fund	19.6	16.5
Fidelity Diversified International Fund	15.6	15.5
Fidelity Advisor Overseas Fund Institutional Class	9.7	9.9
Fidelity International Capital Appreciation Fund	9.7	9.3
Fidelity International Value Fund	5.1	4.6
Fidelity International Small Cap Opportunities Fund	2.6	1.6
Fidelity International Real Estate Fund	1.3	1.3
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	1.1	1.2
Fidelity Japan Smaller Companies Fund	1.0	1.4
Nestle SA	0.6	0.6
	66.3
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Stocks 26.4%	Stocks 29.6%
Foreign Large Blend Funds 44.9%	Foreign Large Blend Funds 41.9%
Foreign Large Growth Funds 9.9%	Foreign Large Growth Funds 9.4%
Foreign Large Value Funds 5.1%	Foreign Large Value Funds 4.6%
Foreign Small Mid Growth Funds 2.6%	Foreign Small Mid Growth Funds 1.6%
Other 2.1%	Other 4.2%
Sector Funds 1.3%	Sector Funds 1.3%
Short-Term Investments and Net Other Assets (Liabilities) 7.7%	Short-Term Investments and Net Other Assets (Liabilities) 7.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 26.1%
	Shares	Value
CONSUMER DISCRETIONARY - 3.0%
Auto Components - 0.2%
Aisin Seiki Co. Ltd.	10,400	$ 384,334
Bridgestone Corp.	34,600	1,186,865
Continental AG	6,900	1,473,266
DENSO Corp.	13,300	576,894
		3,621,359
Automobiles - 0.9%
Bayerische Motoren Werke AG (BMW)	20,432	2,378,611
Daimler AG (Germany)	10,611	867,770
Fuji Heavy Industries Ltd.	13,800	392,003
Mazda Motor Corp.	38,400	905,700
Renault SA	9,300	728,052
Suzuki Motor Corp.	27,200	883,879
Toyota Motor Corp.	103,700	5,917,019
Yamaha Motor Co. Ltd.	33,500	619,804
		12,692,838
Hotels, Restaurants & Leisure - 0.3%
Flight Centre Travel Group Ltd.	9,352	409,639
InterContinental Hotel Group PLC	18,000	689,978
Sands China Ltd.	227,200	1,480,455
Sky City Entertainment Group Ltd.	135,343	427,925
Sodexo SA	7,800	768,353
Whitbread PLC	10,151	739,642
Wynn Macau Ltd.	115,200	441,473
		4,957,465
Household Durables - 0.2%
Iida Group Holdings Co. Ltd.	31,400	449,671
Persimmon PLC	16,300	358,280
Sekisui House Ltd.	41,000	515,431
Taylor Wimpey PLC	535,400	1,018,616
		2,341,998
Internet & Catalog Retail - 0.1%
Rakuten, Inc.	94,100	1,217,344
Media - 0.4%
Altice S.A.	17,500	1,117,514
Dentsu, Inc.	15,700	637,537
Fuji Media Holdings, Inc.	65,000	1,004,565
ITV PLC	664,900	2,331,297
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Reed Elsevier NV	28,044	$ 639,320
RTL Group SA	8,200	795,473
		6,525,706
Multiline Retail - 0.1%
Don Quijote Holdings Co. Ltd.	8,600	455,438
Lifestyle International Holdings Ltd.	479,500	890,936
		1,346,374
Specialty Retail - 0.4%
ABC-MART, Inc.	5,500	281,753
H&M Hennes & Mauritz AB (B Shares)	53,925	2,293,794
Inditex SA	40,035	1,159,918
Kingfisher PLC	67,800	341,839
Nitori Holdings Co. Ltd.	20,400	1,223,471
		5,300,775
Textiles, Apparel & Luxury Goods - 0.4%
adidas AG	11,100	831,920
Burberry Group PLC	24,900	587,409
Compagnie Financiere Richemont SA Series A	18,260	1,741,368
Kering SA	6,980	1,478,884
LVMH Moet Hennessy - Louis Vuitton SA	4,464	774,536
Yue Yuen Industrial (Holdings) Ltd.	304,000	943,375
		6,357,492
TOTAL CONSUMER DISCRETIONARY		44,361,351
CONSUMER STAPLES - 2.8%
Beverages - 0.6%
Anheuser-Busch InBev SA NV	48,908	5,455,833
Carlsberg A/S Series B	8,400	766,075
Diageo PLC	37,383	1,103,183
SABMiller PLC	31,000	1,710,170
		9,035,261
Food & Staples Retailing - 0.4%
Carrefour SA	38,890	1,348,261
Seven & i Holdings Co., Ltd.	41,900	1,680,309
Woolworths Ltd.	77,557	2,619,226
		5,647,796
Food Products - 0.9%
Dairy Crest Group PLC	53,219	364,980
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Nestle SA	109,139	$ 8,465,737
Unilever NV (Certificaten Van Aandelen) (Bearer)	77,300	3,214,539
Unilever PLC	36,900	1,627,662
		13,672,918
Household Products - 0.3%
Henkel AG & Co. KGaA	10,016	952,690
Reckitt Benckiser Group PLC	21,200	1,847,747
Svenska Cellulosa AB (SCA) (B Shares)	51,300	1,233,094
		4,033,531
Personal Products - 0.0%
Asaleo Care Ltd. (a)	156,981	297,623
Tobacco - 0.6%
British American Tobacco PLC (United Kingdom)	56,821	3,359,445
Imperial Tobacco Group PLC	72,303	3,153,289
Japan Tobacco, Inc.	77,800	2,664,993
		9,177,727
TOTAL CONSUMER STAPLES		41,864,856
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
Transocean Ltd. (Switzerland)	15,760	606,332
Oil, Gas & Consumable Fuels - 1.8%
BG Group PLC	220,921	4,403,746
BP PLC	140,300	1,119,182
Eni SpA	26,100	651,744
INPEX Corp.	51,200	733,221
JX Holdings, Inc.	79,800	410,179
Oil Search Ltd. ADR	44,619	403,801
Repsol YPF SA	21,167	525,376
Royal Dutch Shell PLC:
Class A (United Kingdom)	189,143	7,654,930
Class B (United Kingdom)	30,195	1,275,407
Total SA	116,539	7,690,236
Tullow Oil PLC	41,200	499,307
Woodside Petroleum Ltd.	24,178	964,211
		26,331,340
TOTAL ENERGY		26,937,672
Common Stocks - continued
	Shares	Value
FINANCIALS - 6.8%
Banks - 3.5%
Australia & New Zealand Banking Group Ltd.	171,507	$ 5,354,783
Bank of Ireland (a)	1,646,400	658,933
Banque Cantonale Vaudoise (Bearer)	1,250	680,110
Barclays PLC	574,150	2,141,483
BNP Paribas SA	47,440	3,202,710
BOC Hong Kong (Holdings) Ltd.	269,500	905,862
Commerzbank AG (a)	17,780	269,131
Commonwealth Bank of Australia	26,594	2,019,783
Criteria CaixaCorp SA	256,227	1,541,273
Dah Sing Financial Holdings Ltd.	93,600	549,519
DBS Group Holdings Ltd.	83,000	1,190,793
DNB ASA	29,800	555,810
EFG Eurobank Ergasias SA (a)	372,700	158,176
HSBC Holdings PLC (United Kingdom)	255,081	2,757,219
Intesa Sanpaolo SpA	676,500	2,014,279
KBC Groupe SA (a)	45,750	2,607,411
Lloyds Banking Group PLC (a)	2,545,700	3,226,982
Mitsubishi UFJ Financial Group, Inc.	635,100	3,660,488
Nordea Bank AB	208,600	2,718,956
Oversea-Chinese Banking Corp. Ltd.	36,000	288,219
Seven Bank Ltd.	143,700	582,838
Societe Generale Series A	36,849	1,866,746
Standard Chartered PLC (United Kingdom)	184,536	3,716,116
Sumitomo Mitsui Financial Group, Inc.	25,100	1,015,272
Sumitomo Mitsui Trust Holdings, Inc.	247,000	1,013,968
Svenska Handelsbanken AB (A Shares)	20,700	970,250
Swedbank AB (A Shares)	68,500	1,744,536
UniCredit SpA	75,030	580,670
Unione di Banche Italiane ScpA	90,908	710,122
United Overseas Bank Ltd.	102,860	1,888,299
Westpac Banking Corp.	34,217	1,121,576
		51,712,313
Capital Markets - 0.6%
Credit Suisse Group AG	29,691	837,640
Macquarie Group Ltd.	32,300	1,758,712
Nomura Holdings, Inc.	230,700	1,480,845
UBS AG	227,900	4,090,078
		8,167,275
Consumer Finance - 0.0%
ACOM Co. Ltd. (a)	127,900	442,539
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Diversified Financial Services - 0.5%
Hong Kong Exchanges and Clearing Ltd.	25,900	$ 595,195
ING Groep NV (Certificaten Van Aandelen) (a)	203,300	2,797,990
Japan Exchange Group, Inc.	19,600	464,922
London Stock Exchange Group PLC	21,600	732,604
Mitsubishi UFJ Lease & Finance Co. Ltd.	93,400	498,217
ORIX Corp.	151,600	2,287,587
		7,376,515
Insurance - 1.4%
AEGON NV	259,704	2,053,645
AIA Group Ltd.	608,200	3,319,573
Allianz SE	18,890	3,225,913
Aviva PLC	62,300	539,197
AXA SA	110,350	2,733,144
Direct Line Insurance Group PLC	132,800	658,979
Prudential PLC	133,481	3,217,562
Sampo Oyj (A Shares)	27,500	1,352,482
Sony Financial Holdings, Inc.	43,000	688,529
St. James's Place Capital PLC	45,600	542,789
Swiss Re Ltd.	9,880	809,836
Tokio Marine Holdings, Inc.	40,100	1,222,328
Zurich Insurance Group AG	3,024	912,421
		21,276,398
Real Estate Investment Trusts - 0.4%
British Land Co. PLC	62,858	762,304
Corio NV (a)	9,800	526,464
Mirvac Group unit	384,602	659,130
Unibail-Rodamco (a)	3,300	886,286
VastNed Retail NV	13,572	660,353
Westfield Corp. unit	225,273	1,603,200
		5,097,737
Real Estate Management & Development - 0.4%
AEON Mall Co. Ltd.	23,750	517,480
Cheung Kong Holdings Ltd.	32,000	583,428
Global Logistic Properties Ltd.	168,000	383,331
Great Eagle Holdings Ltd.	51,000	187,547
Hongkong Land Holdings Ltd.	121,000	828,850
Hysan Development Co. Ltd.	93,000	455,997
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mitsui Fudosan Co. Ltd.	71,000	$ 2,262,146
Sumitomo Realty & Development Co. Ltd.	22,000	851,920
		6,070,699
TOTAL FINANCIALS		100,143,476
HEALTH CARE - 3.0%
Biotechnology - 0.1%
CSL Ltd.	19,688	1,358,293
Health Care Equipment & Supplies - 0.1%
Ansell Ltd.	36,910	685,995
Olympus Corp. (a)	18,400	656,985
		1,342,980
Health Care Providers & Services - 0.1%
Fresenius SE & Co. KGaA	33,270	1,623,142
Miraca Holdings, Inc.	13,700	637,301
		2,260,443
Pharmaceuticals - 2.7%
Astellas Pharma, Inc.	155,500	2,238,829
AstraZeneca PLC (United Kingdom)	52,913	4,037,706
Bayer AG	33,850	4,538,899
GlaxoSmithKline PLC	110,500	2,700,591
Hikma Pharmaceuticals PLC	30,901	885,956
Mitsubishi Tanabe Pharma Corp.	32,000	489,634
Novartis AG	62,024	5,572,637
Novo Nordisk A/S Series B	56,865	2,608,159
Roche Holding AG (participation certificate)	28,257	8,252,682
Sanofi SA	39,692	4,349,941
Santen Pharmaceutical Co. Ltd.	5,500	317,170
Teva Pharmaceutical Industries Ltd.	4,700	246,783
Teva Pharmaceutical Industries Ltd. sponsored ADR	35,000	1,838,200
UCB SA	12,500	1,210,476
		39,287,663
TOTAL HEALTH CARE		44,249,379
INDUSTRIALS - 3.1%
Aerospace & Defense - 0.5%
Airbus Group NV	16,200	996,291
BAE Systems PLC	103,000	761,101
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Finmeccanica SpA (a)	219,900	$ 2,057,236
Meggitt PLC	61,161	478,846
Rolls-Royce Group PLC	76,200	1,291,600
Safran SA	32,610	2,137,468
		7,722,542
Airlines - 0.2%
Air New Zealand Ltd.	321,015	589,386
China Southern Airlines Ltd. (H Shares)	1,114,000	375,164
International Consolidated Airlines Group SA (a)	126,500	757,274
Japan Airlines Co. Ltd.	12,100	680,331
		2,402,155
Building Products - 0.3%
ASSA ABLOY AB (B Shares)	29,000	1,465,093
Compagnie de St. Gobain	39,047	1,981,943
Daikin Industries Ltd.	8,000	551,300
		3,998,336
Commercial Services & Supplies - 0.0%
Rentokil Initial PLC	230,700	485,640
Construction & Engineering - 0.1%
ACS Actividades de Construccion y Servicios SA	18,200	766,560
Balfour Beatty PLC	112,000	451,826
Chiyoda Corp.	38,000	415,628
		1,634,014
Electrical Equipment - 0.5%
Legrand SA	20,900	1,155,308
Mitsubishi Electric Corp.	154,000	1,927,128
Nidec Corp.	13,800	882,021
OSRAM Licht AG (a)	29,036	1,213,992
Schneider Electric SA	4,300	363,407
Vestas Wind Systems A/S (a)	33,800	1,422,618
		6,964,474
Industrial Conglomerates - 0.2%
Keppel Corp. Ltd.	79,000	689,404
SembCorp Industries Ltd.	193,000	791,129
Siemens AG	2,211	277,173
Toshiba Corp.	244,000	1,075,481
		2,833,187
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - 0.4%
Andritz AG	11,800	$ 631,348
GEA Group AG	23,513	1,063,712
Hitachi Construction Machinery Co. Ltd.	26,500	520,602
Ishikawajima-Harima Heavy Industries Co. Ltd.	101,000	475,660
JTEKT Corp.	27,300	433,987
Komatsu Ltd.	74,600	1,683,799
NGK Insulators Ltd.	23,000	579,172
Sumitomo Heavy Industries Ltd.	76,000	391,523
		5,779,803
Marine - 0.1%
A.P. Moller - Maersk A/S Series B	776	1,943,799
Professional Services - 0.2%
Adecco SA (Reg.)	17,821	1,349,120
Capita Group PLC	39,000	794,432
SEEK Ltd.	37,925	618,788
		2,762,340
Road & Rail - 0.2%
East Japan Railway Co.	22,600	1,755,738
West Japan Railway Co.	11,900	562,775
		2,318,513
Trading Companies & Distributors - 0.4%
Bunzl PLC	17,100	467,276
Itochu Corp.	98,300	1,249,476
Mitsubishi Corp.	52,000	1,075,285
Noble Group Ltd.	711,786	775,012
Rexel SA	54,840	1,091,664
Sumitomo Corp.	71,300	920,332
Travis Perkins PLC	15,400	445,621
		6,024,666
Transportation Infrastructure - 0.0%
Sydney Airport unit	155,065	641,566
TOTAL INDUSTRIALS		45,511,035
INFORMATION TECHNOLOGY - 1.2%
Electronic Equipment & Components - 0.5%
Hitachi Ltd.	328,000	2,479,427
Hoya Corp.	26,100	843,493
Keyence Corp.	2,000	855,880
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
Murata Manufacturing Co. Ltd.	10,900	$ 1,040,709
OMRON Corp.	20,400	883,291
Taiyo Yuden Co. Ltd.	18,100	182,661
TDK Corp.	15,900	791,600
		7,077,061
Internet Software & Services - 0.0%
Kakaku.com, Inc.	29,500	462,439
IT Services - 0.3%
Amadeus IT Holding SA Class A	76,100	2,829,762
Atos Origin SA	7,665	584,747
Fujitsu Ltd.	114,000	781,987
		4,196,496
Semiconductors & Semiconductor Equipment - 0.1%
ASM Pacific Technology Ltd.	76,300	794,007
Software - 0.0%
Nintendo Co. Ltd.	2,500	278,665
Technology Hardware, Storage & Peripherals - 0.3%
NEC Corp.	175,000	622,327
Nokia Corp.	229,600	1,928,281
Ricoh Co. Ltd.	83,300	901,092
Seiko Epson Corp.	17,200	871,200
Wincor Nixdorf AG	9,800	521,636
		4,844,536
TOTAL INFORMATION TECHNOLOGY		17,653,204
MATERIALS - 2.0%
Chemicals - 0.6%
Air Liquide SA	7,040	899,490
Arkema SA	6,460	484,756
Asahi Kasei Corp.	162,000	1,299,176
BASF AG	8,204	843,938
JSR Corp.	30,800	535,215
Kuraray Co. Ltd.	42,600	529,813
Royal DSM NV	20,600	1,375,564
Shin-Etsu Chemical Co., Ltd.	9,600	595,681
Syngenta AG (Switzerland)	5,498	1,974,684
		8,538,317
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Construction Materials - 0.3%
CRH PLC	28,700	$ 661,469
HeidelbergCement Finance AG	27,490	2,074,038
James Hardie Industries PLC CDI	113,996	1,363,837
		4,099,344
Metals & Mining - 1.1%
Anglo American PLC (United Kingdom)	51,700	1,312,730
BHP Billiton Ltd.	40,410	1,393,532
BHP Billiton PLC	42,588	1,342,430
Fresnillo PLC	20,800	332,189
Glencore Xstrata PLC	178,213	1,072,198
Hitachi Metals Ltd.	34,000	579,057
JFE Holdings, Inc.	25,500	515,661
Randgold Resources Ltd.	7,400	624,163
Rio Tinto Ltd.	62,027	3,628,163
Rio Tinto PLC	97,100	5,191,955
		15,992,078
Paper & Forest Products - 0.0%
China Forestry Holdings Co. Ltd. (a)	860,000	1
Mondi PLC	19,800	339,557
		339,558
TOTAL MATERIALS		28,969,297
TELECOMMUNICATION SERVICES - 1.6%
Diversified Telecommunication Services - 1.1%
Bezeq The Israeli Telecommunication Corp. Ltd.	225,800	426,774
BT Group PLC	217,900	1,400,957
HKT Trust/HKT Ltd. unit	565,220	669,508
Iliad SA	3,256	715,319
Jazztel PLC (a)	30,100	391,900
Koninklijke KPN NV (a)	541,690	1,808,188
Nippon Telegraph & Telephone Corp.	12,200	819,478
Orange SA	129,470	1,959,787
PCCW Ltd.	610,000	388,036
Singapore Telecommunications Ltd.	292,000	909,395
Swisscom AG	2,930	1,701,095
Telecom Italia SpA (a)	777,800	897,254
Telenor ASA	47,900	1,098,200
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
TeliaSonera AB	74,100	$ 540,702
Telstra Corp. Ltd.	440,634	2,288,107
		16,014,700
Wireless Telecommunication Services - 0.5%
Drillisch AG	23,300	890,591
KDDI Corp.	36,200	2,087,210
SoftBank Corp.	25,000	1,806,380
Vodafone Group PLC	987,931	3,395,401
		8,179,582
TOTAL TELECOMMUNICATION SERVICES		24,194,282
UTILITIES - 0.8%
Electric Utilities - 0.3%
CLP Holdings Ltd.	71,000	600,977
Enel SpA	90,657	479,572
Energias de Portugal SA	104,724	506,926
Hokkaido Electric Power Co., Inc. (a)	41,100	354,729
Iberdrola SA	238,479	1,750,057
Tohoku Electric Power Co., Inc.	32,900	363,325
		4,055,586
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	49,400	514,622
Multi-Utilities - 0.5%
E.ON AG	39,462	717,101
GDF Suez	145,900	3,593,516
National Grid PLC	92,400	1,380,826
RWE AG	60,240	2,357,157
		8,048,600
TOTAL UTILITIES		12,618,808
TOTAL COMMON STOCKS (Cost $358,483,230)		386,503,360
Nonconvertible Preferred Stocks - 0.3%
	Shares	Value
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.3%
Porsche Automobil Holding SE (Germany)	9,100	$ 828,018
Volkswagen AG	14,125	3,170,898
		3,998,916
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $3,829,814)		3,998,916
Equity Funds - 65.9%

Foreign Large Blend Funds - 44.9%
Fidelity Advisor Overseas Fund Institutional Class (c)	6,423,961	144,282,154
Fidelity Diversified International Fund (c)	6,188,172	231,128,215
Fidelity International Discovery Fund (c)	7,230,541	289,438,553
TOTAL FOREIGN LARGE BLEND FUNDS		664,848,922
Foreign Large Growth Funds - 9.9%
Fidelity Canada Fund (c)	29,859	1,957,542
Fidelity International Capital Appreciation Fund (c)	8,214,563	144,247,725
TOTAL FOREIGN LARGE GROWTH FUNDS		146,205,267
Foreign Large Value Funds - 5.1%
Fidelity International Value Fund (c)	8,382,592	75,778,634
Foreign Small Mid Growth Funds - 2.6%
Fidelity International Small Cap Opportunities Fund (c)	2,613,354	38,337,897
Sector Funds - 1.3%
Fidelity International Real Estate Fund (c)	1,680,327	18,567,615
Other - 2.1%
Fidelity Advisor Global Capital Appreciation Fund Institutional Class (c)	996,302	16,339,359
Fidelity Japan Fund (c)	6,127	72,118
Fidelity Japan Smaller Companies Fund (c)	1,052,145	14,214,484
TOTAL OTHER		30,625,961
TOTAL EQUITY FUNDS (Cost $870,915,888)		974,364,296
U.S. Treasury Obligations - 0.3%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 0.02% to 0.03% 10/23/14 (d) (Cost $4,459,833)	$ 4,460,000	$ 4,459,875
Money Market Funds - 7.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $106,411,844)	106,411,844	106,411,844
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $1,344,100,609)		1,475,738,291
NET OTHER ASSETS (LIABILITIES) - 0.2%		3,495,900
NET ASSETS - 100%		$ 1,479,234,191
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
305 CME Nikkei 225 Index Contracts (Japan)	Sept. 2014	$ 23,561,250	$ 354,081
643 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	61,753,720	(1,263,500)
262 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2014	14,223,980	229,397
TOTAL EQUITY INDEX CONTRACTS		$ 99,538,950	$ (680,022)

The face value of futures purchased as a percentage of net assets is 6.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $96,909,044.
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,109,885.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor Global Capital Appreciation Fund Institutional Class	$ 15,365,321	$ -	$ 2,449	$ -	$ 16,339,359
Fidelity Advisor Overseas Fund Institutional Class	130,607,894	16,621,269	8,164	-	144,282,154
Fidelity Canada Fund	1,751,815	-	-	-	1,957,542
Fidelity Diversified International Fund	204,325,988	25,848,254	12,246	-	231,128,215
Fidelity International Capital Appreciation Fund	122,817,258	16,621,269	8,164	-	144,247,725
Fidelity International Discovery Fund	217,523,239	74,795,711	13,878	-	289,438,553
Fidelity International Real Estate Fund	17,238,540	-	16,327	-	18,567,615
Fidelity International Small Cap Opportunities Fund	21,368,396	16,621,269	4,082	-	38,337,897
Fidelity International Value Fund	60,512,592	15,704,919	-	-	75,778,634
Fidelity Japan Fund	21,048,268	-	20,408,164	-	72,118
Fidelity Japan Smaller Companies Fund	18,388,613	-	5,008,164	-	14,214,484
Total	$ 830,947,924	$ 166,212,691	$ 25,481,638	$ -	$ 974,364,296
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 48,360,267	$ 41,753,270	$ 6,606,997	$ -
Consumer Staples	41,864,856	18,638,457	23,226,399	-
Energy	26,937,672	4,142,427	22,795,245	-
Financials	100,143,476	64,290,406	35,853,070	-
Health Care	44,249,379	16,480,880	27,768,499	-
Industrials	45,511,035	42,668,042	2,842,993	-
Information Technology	17,653,204	15,446,258	2,206,946	-
Materials	28,969,297	16,468,333	12,500,963	1
Telecommunication Services	24,194,282	12,106,837	12,087,445	-
Utilities	12,618,808	11,237,982	1,380,826	-
Equity Funds	974,364,296	974,364,296	-	-
U.S. Treasury Obligations	4,459,875	-	4,459,875	-
Money Market Funds	106,411,844	106,411,844	-	-
Total Investments in Securities:	$ 1,475,738,291	$ 1,324,009,032	$ 151,729,258	$ 1
Derivative Instruments:
Assets
Futures Contracts	$ 583,478	$ 583,478	$ -	$ -
Liabilities
Futures Contracts	$ (1,263,500)	$ (1,263,500)	$ -	$ -
Total Derivative Instruments:	$ (680,022)	$ (680,022)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 6,343,831
Level 2 to Level 1	$ 35,087,075
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 583,478	$ (1,263,500)
Total Value of Derivatives	$ 583,478	$ (1,263,500)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $473,184,721)	$ 501,373,995
Affiliated issuers (cost $870,915,888)	974,364,296
Total Investments (cost $1,344,100,609)		$ 1,475,738,291
Foreign currency held at value (cost $1,709,636)		1,709,757
Receivable for investments sold		3,396,745
Receivable for fund shares sold		1,885,721
Dividends receivable		1,587,619
Receivable for daily variation margin for derivative instruments		6,095
Prepaid expenses		4,953
Other receivables		3,606
Total assets		1,484,332,787

Liabilities
Payable to custodian bank	$ 629,806
Payable for investments purchased	3,781,640
Payable for fund shares redeemed	332,119
Accrued management fee	144,180
Other affiliated payables	98,535
Other payables and accrued expenses	112,316
Total liabilities		5,098,596

Net Assets		$ 1,479,234,191
Net Assets consist of:
Paid in capital		$ 1,352,832,556
Undistributed net investment income		5,905,727
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(10,451,475)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		130,947,383
Net Assets, for 157,410,012 shares outstanding		$ 1,479,234,191
Net Asset Value, offering price and redemption price per share ($1,479,234,191 ÷ 157,410,012 shares)		$ 9.40

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

	Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 8,332,701
Interest		4
Income before foreign taxes withheld		8,332,705
Less foreign taxes withheld		(720,629)
Total income		7,612,076

Expenses
Management fee	$ 2,596,889
Transfer agent fees	304,997
Accounting fees and expenses	312,543
Custodian fees and expenses	42,976
Independent trustees' compensation	7,701
Registration fees	57,706
Audit	26,521
Legal	2,810
Miscellaneous	5,836
Total expenses before reductions	3,357,979
Expense reductions	(1,832,609)	1,525,370
Net investment income (loss)		6,086,706
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,961,652
Affiliated issuers	(456,833)
Foreign currency transactions	(1,290,995)
Futures contracts	6,205,963
Total net realized gain (loss)		20,419,787
Change in net unrealized appreciation (depreciation) on: Investment securities	(18,752,386)
Assets and liabilities in foreign currencies	(46,237)
Futures contracts	(4,111,366)
Total change in net unrealized appreciation (depreciation)		(22,909,989)
Net gain (loss)		(2,490,202)
Net increase (decrease) in net assets resulting from operations		$ 3,596,504

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 6,086,706	$ 16,676,443
Net realized gain (loss)	20,419,787	28,638,334
Change in net unrealized appreciation (depreciation)	(22,909,989)	152,731,306
Net increase (decrease) in net assets resulting from operations	3,596,504	198,046,083
Distributions to shareholders from net investment income	(2,993,993)	(13,320,991)
Distributions to shareholders from net realized gain	-	(4,979,810)
Total distributions	(2,993,993)	(18,300,801)
Share transactions Proceeds from sales of shares	273,181,037	448,101,135
Reinvestment of distributions	2,987,533	18,258,773
Cost of shares redeemed	(117,311,020)	(147,542,399)
Net increase (decrease) in net assets resulting from share transactions	158,857,550	318,817,509
Total increase (decrease) in net assets	159,460,061	498,562,791

Net Assets
Beginning of period	1,319,774,130	821,211,339
End of period (including undistributed net investment income of $5,905,727 and undistributed net investment income of $2,813,014, respectively)	$ 1,479,234,191	$ 1,319,774,130
Other Information Shares
Sold	29,258,458	51,065,572
Issued in reinvestment of distributions	329,750	1,963,309
Redeemed	(12,524,682)	(16,909,515)
Net increase (decrease)	17,063,526	36,119,366

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 H	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 9.40	$ 7.88	$ 7.26	$ 8.12	$ 6.79	$ 4.44
Income from Investment Operations
Net investment income (loss) D	.04	.14E	.14	.12	.10	.12
Net realized and unrealized gain (loss)	(.02)	1.53	.64	(.86)	1.37	2.36
Total from investment operations	.02	1.67	.78	(.74)	1.47	2.48
Distributions from net investment income	(.02)	(.11)	(.14)	(.12)	(.11)	(.11)
Distributions from net realized gain	-	(.04)	(.02)	-I	(.04)	(.02)
Total distributions	(.02)	(.15)	(.16)	(.12)	(.14)J	(.13)
Net asset value, end of period	$ 9.40	$ 9.40	$ 7.88	$ 7.26	$ 8.12	$ 6.79
Total ReturnB, C	.23%	21.17%	10.89%	(8.91)%	21.75%	55.82%
Ratios to Average Net AssetsF
Expenses before reductions	.49%A	.52%	.55%	.51%	.33%	.25%
Expenses net of fee waivers, if any	.24%A	.27%	.30%	.26%	.08%	.00%
Expenses net of all reductions	.22%A	.26%	.27%	.25%	.08%	.00%
Net investment income (loss)	.88%A	1.61%E	1.87%	1.66%	1.38%	1.86%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,479,234	$ 1,319,774	$ 821,211	$ 857,774	$ 920,440	$ 757,540
Portfolio turnover rateG	21%A	27%	29%	38%	48%	13%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Investment income per share reflects a large, non-recurring dividend which amounted to $.03 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.31%.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H For the year ended February 29.

I Amount represents less than $.01 per share.

J Total distributions of $.14 per share is comprised of distributions from net investment income of $.105 and distributions from net realized gain of $.035 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® International II Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Semiannual Report

2. Significant Accounting Policies - continued

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 154,666,579
Gross unrealized depreciation	(35,602,153)
Net unrealized appreciation (depreciation) on securities	$ 119,064,426

Tax cost	$ 1,356,673,865

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2018	$ (13,804,995)

Semiannual Report

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

During the period the Fund recognized net realized gain (loss) of $6,205,963 and a change in net unrealized appreciation (depreciation) of $(4,111,366) related to its investment in futures contracts. These are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $280,960,671 and $133,825,633, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .38% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Adviser. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .04% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $360 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $1,727,431.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105,178 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding shares of the following Underlying Funds:

Fidelity Advisor Global Capital Appreciation Fund	13%
Fidelity Advisor Overseas Fund	19%
Fidelity International Capital Appreciation Fund	13%
Fidelity International Value Fund	35%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIL-USAN-1014
1.926364.103

Strategic Advisers® Emerging Markets Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.21%	$ 1,000.00	$ 1,147.40	$ 1.14
Hypothetical A		$ 1,000.00	$ 1,024.15	$ 1.07

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
GMO Emerging Markets Fund - Class V	14.6	14.2
Lazard Emerging Markets Equity Portfolio Institutional Class	14.3	13.8
Aberdeen Emerging Markets Institutional Fund	13.3	13.5
Fidelity Emerging Markets Fund	10.1	10.6
T. Rowe Price Emerging Markets Stock Fund	8.3	8.7
Oppenheimer Developing Markets Fund Class I	6.5	6.6
Eaton Vance Parametric Structured Emerging Markets Fund Investor Class	5.3	5.4
Invesco Developing Markets Fund Class A	4.3	4.4
Thornburg Developing World Fund - Class I	3.8	3.4
SPDR S&P China ETF	1.0	0.0
	81.5
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Emerging Markets Funds 82.7%	Emerging Markets Funds 82.2%
Stocks 16.4%	Stocks 17.1%
Europe Stock Funds 0.0%	Europe Stock Funds 0.3%
Sector Funds 0.0%*	Sector Funds 0.0%*
Short-Term Investments and Net Other Assets (Liabilities) 0.9%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
* Amount represents less than 0.1%.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 15.6%
	Shares	Value
CONSUMER DISCRETIONARY - 2.1%
Auto Components - 0.3%
Amtek Auto Ltd. (a)	45,908	$ 178,261
ATLASBX Co. Ltd.	1,967	90,000
Bharat Forge Ltd.	21,969	287,390
CEAT Ltd.	83,546	810,750
Dayou Smart Aluminium Co. Ltd. (a)	31,056	45,324
Dongah Tire & Rubber Co. Ltd.	3,340	69,494
Ege Endustri Ve Ticaret A/S	1,463	86,298
Exide Industries Ltd.	48,730	131,165
Gabriel India Ltd. (a)	59,990	59,475
Gmb Korea Corp.	7,110	54,196
INZI Controls Co. Ltd.	14,050	78,833
Kyung Chang Industrial Co. Ltd.	5,742	77,572
Mahindra Compagnie Automotive Ltd. (a)	20,826	60,358
Motherson Sumi Systems Ltd.	105,026	645,480
MRF Ltd.	3,296	1,308,758
NVH Korea, Inc.	9,129	42,580
S&T Motiv Co. Ltd.	2,720	92,535
Sejong Industrial Co. Ltd.	3,620	68,181
Sewon Precision Industries Co. Ltd.	1,724	60,606
Sungwoo Hitech Co. Ltd.	32,043	538,737
Xingda International Holdings Ltd.	127,000	47,358
Yoo Sung Enterprise	16,600	114,748
		4,948,099
Automobiles - 1.1%
DRB-Hicom Bhd	100,100	70,195
Geely Automobile Holdings Ltd.	2,590,000	992,548
Hyundai Motor Co.	22,965	5,276,447
Kia Motors Corp.	81,449	4,915,372
Maruti Suzuki India Ltd.	4,903	232,973
Qingling Motors Co. Ltd. (H Shares)	90,000	28,800
Tata Motors Ltd.	200,045	1,740,390
Tata Motors Ltd. sponsored ADR	61,045	2,941,759
Tvs Motor Co. Ltd.	413,512	1,274,289
		17,472,773
Diversified Consumer Services - 0.2%
Kroton Educacional SA	119,200	3,570,409
New Oriental Education & Technology Group, Inc. sponsored ADR	20,803	474,516
		4,044,925
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - 0.0%
Shanghai Jin Jiang International Hotel Co. Ltd. (H Shares)	272,000	$ 90,900
Household Durables - 0.2%
Ability Enterprise Co. Ltd.	61,000	39,304
Kang Yong Electric PCL NVDR	5,000	40,075
LG Electronics, Inc.	6,933	516,847
Steinhoff International Holdings Ltd.	309,688	1,524,596
Tatung Co. Ltd. (a)	415,000	134,462
Vestel Elektonik Sanayi ve Ticaret A/S (a)	74,277	143,296
Vestel White Goods A/S	50,797	185,421
		2,584,001
Internet & Catalog Retail - 0.1%
E-Commerce China Dangdang, Inc. ADR (a)	15,164	209,870
Vipshop Holdings Ltd. ADR (a)	6,869	1,350,651
		1,560,521
Media - 0.1%
ABS CBN Broadcasting Corp. (depositary receipt)	190,800	156,429
Eros International Media Ltd. (a)	20,080	87,079
Hyundai Hy Communications & Networks Co. Ltd.	268,010	1,246,097
Megacable Holdings S.A.B. de CV unit	56,222	262,306
		1,751,911
Multiline Retail - 0.0%
Future Retail Ltd. (a)	37,634	76,518
Magazine Luiza SA	67,600	271,789
		348,307
Specialty Retail - 0.0%
GOME Electrical Appliances Holdings Ltd.	874,000	155,627
Pc Jeweller Ltd. (a)	62,305	186,493
Super Group Ltd. (a)	38,982	114,210
Via Varejo SA unit (a)	14,800	165,289
		621,619
Textiles, Apparel & Luxury Goods - 0.1%
Aksa Akrilik Kimya Sanayii	84,245	277,114
China Great Star International Ltd. (a)	66,524	232,221
Fuguiniao Co. Ltd. (a)	24,800	29,248
Fulgent Sun International Holding Co. Ltd.	46,000	63,897
Huvis Corp.	45,710	529,625
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Luthai Textile JSC Ltd. (B Shares)	92,400	$ 127,332
Weiqiao Textile Co. Ltd. (H Shares)	514,500	260,900
		1,520,337
TOTAL CONSUMER DISCRETIONARY		34,943,393
CONSUMER STAPLES - 0.4%
Beverages - 0.0%
Hitejinro Holdings Co. Ltd.	5,900	78,833
Pepsi-Cola Products Philippines, Inc. (a)	2,298,100	242,094
		320,927
Food & Staples Retailing - 0.0%
Controladora Commercial Mexicana S.A.B. de CV unit	19,204	73,957
Cosco Capital, Inc.	1,445,700	273,142
Grupo Comercial Chedraui S.A.B. de CV	42,592	147,969
		495,068
Food Products - 0.4%
Chaoda Modern Agriculture ADR (a)	1,109	1,220
China Ocean Resources Co. Ltd. (a)	36,070	43,038
Dae Han Flour Mills Co. Ltd.	266	56,264
GFPT PCL unit	115,800	65,622
Gruma S.A.B. de CV Series B (a)	352,856	4,025,123
Heritage Foods (India) Ltd.	6,058	31,726
Industrias Bachoco SA de CV Series B	49,399	236,215
JBS SA	189,900	858,516
KRBL Ltd.	106,886	148,090
Kulim Malaysia Bhd (a)	149,100	156,126
Pinar Entegre Et ve Un Sanayi AS	6,573	28,707
San Miguel Pure Foods Co., Inc.	11,020	58,045
Sao Martinho SA	5,800	117,606
		5,826,298
Personal Products - 0.0%
China King-highway Holdings Ltd. (a)	157,740	670,407
TOTAL CONSUMER STAPLES		7,312,700
ENERGY - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Bangchak Petroleum PCL:
(For. Reg.)	595,700	638,783
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Bangchak Petroleum PCL: - continued
NVDR	53,000	$ 56,833
Bharat Petroleum Corp. Ltd.	22,135	253,938
Cairn India Ltd.	731,057	3,940,967
CNOOC Ltd.	54,000	108,368
Gazprom OAO sponsored ADR (Reg. S)	842,454	6,023,546
GPN Capital SA sponsored ADR	25,564	491,869
Great Eastern Shipping Co. Ltd.	55,484	338,066
Grupa Lotos SA (a)	6,973	65,616
Hindustan Petroleum Corp. Ltd.	33,225	251,438
Ipek Dogal Enerji Kaynaklari Ve Uretim AS (a)	124,732	128,685
Polish Oil & Gas Co. SA	62,847	95,753
Polski Koncern Naftowy Orlen SA	42,794	526,817
PT Delta Dunia Petroindo Tbk (a)	4,021,100	69,827
PT Energi Mega Persada Tbk (a)	11,847,200	91,210
PTT Exploration and Production PCL NVDR	125,600	646,875
PTT PCL NVDR	18,800	188,942
Sasol Ltd.	71,859	4,176,286
Siamgas & Petrochemicals PCL NVDR	98,200	44,580
SK Gas Co. Ltd.	867	96,609
Surgutneftegas sponsored ADR	29,740	205,801
Tatneft OAO sponsored ADR	3,342	123,988
Tsakos Energy Navigation Ltd.	7,402	56,995
		18,621,792
FINANCIALS - 3.8%
Banks - 2.4%
Agricultural Bank of China Ltd. (H Shares)	3,918,000	1,809,852
Akbank T.A.S.	46,957	179,008
Banco do Brasil SA	343,200	5,364,560
Banco Santander Chile sponsored ADR	9,454	225,572
Bangkok Bank PCL	55,800	358,140
Bank of China Ltd. (H Shares)	13,356,000	6,204,037
Canara Bank Ltd.	35,755	223,410
China CITIC Bank Corp. Ltd. (H Shares)	4,342,000	2,739,644
China Construction Bank Corp. (H Shares)	8,641,000	6,422,173
China Merchants Bank Co. Ltd. (H Shares)	88,500	169,234
China Minsheng Banking Corp. Ltd. (H Shares)	888,500	834,611
Grupo Financiero Inbursa S.A.B. de CV Series O	530,380	1,611,409
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Industrial & Commercial Bank of China Ltd. (H Shares)	1,118,000	$ 739,874
Krung Thai Bank PCL:
(For. Reg.)	985,300	724,939
NVDR	3,229,800	2,376,340
Oriental Bank of Commerce (a)	31,495	136,086
PT Bank Bukopin Tbk	834,000	52,794
PT Bank PAN Indonesia Tbk (a)	784,500	60,062
PT Bank Rakyat Indonesia Tbk	3,032,100	2,866,100
Sinopac Holdings Co.	562,016	256,779
Standard Bank Group Ltd.	12,449	161,065
State Bank of Bikaner & Jaipur (a)	6,949	68,244
State Bank of India	25,137	1,022,052
Syndicate Bank (a)	53,629	105,760
Thanachart Capital PCL:
(For. Reg.)	797,900	874,343
NVDR	333,700	365,670
Turk Ekonomi Bankasi A/S (a)	52,449	49,501
Turkiye Is Bankasi A/S Series C	1,203,804	3,107,669
Union Bank of India	155,785	537,731
		39,646,659
Capital Markets - 0.0%
Chinyang Holdings Co. Ltd.	15,630	53,867
Grupo Financiero Interacciones SA de CV	62,091	510,574
Is Yatirim Menkul Degerler A/S	16,577	9,663
		574,104
Consumer Finance - 0.0%
Krungthai Card PCL NVDR	205,800	459,087
Diversified Financial Services - 0.5%
FirstRand Ltd.	905,138	3,670,195
Fubon Financial Holding Co. Ltd.	2,831,000	4,624,207
Meritz Financial Holdings Co.	4,270	32,843
Meritz Financial Holdings Co. rights 9/19/14 (a)	994	1,583
		8,328,828
Insurance - 0.7%
Liberty Holdings Ltd.	202,698	2,481,501
LIG Insurance Co. Ltd.	10,820	322,754
Max India Ltd.	10,700	57,549
MMI Holdings Ltd.	1,071,872	2,762,523
MNRB Holdings Bhd	36,000	53,689
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Porto Seguro SA	314,100	$ 4,655,724
Syarikat Takaful Malaysia Bhd	53,100	210,951
		10,544,691
Real Estate Investment Trusts - 0.0%
FII BTG Pactual Corporate Office Fund	2,530	133,343
Kiler Gayrimenkul Yatirim Ortakligi AS (a)	57,339	31,302
		164,645
Real Estate Management & Development - 0.2%
Dongwon Development Co. Ltd.	3,311	113,784
KSL Holdings Bhd (a)	71,400	89,491
LBS Bina Group Bhd	401,900	214,245
PT Agung Podomoro Land Tbk	15,189,500	491,157
PT Lippo Cikarang Tbk (a)	549,500	400,726
PT Pakuwon Jati Tbk	2,698,800	100,426
Radium Life Tech Co. Ltd.	263,160	168,681
Sunway Bhd	63,500	60,447
United Development Co.	38,435	307,695
Vista Land & Lifescapes, Inc.	2,362,100	328,355
Xinyuan Real Estate Co. Ltd. ADR	30,218	109,087
		2,384,094
Thrifts & Mortgage Finance - 0.0%
Malaysia Building Society Bhd	99,000	78,220
TOTAL FINANCIALS		62,180,328
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
Kossan Rubber Industries Bhd	127,300	161,574
Health Care Providers & Services - 0.0%
Faber Group Bhd	109,500	117,787
Fortis Healthcare Ltd. (a)	29,915	59,341
Qualicorp SA (a)	26,300	328,970
		506,098
Life Sciences Tools & Services - 0.0%
Dishman Pharmaceuticals and Chemicals Ltd.	136,365	341,814
Pharmaceuticals - 0.1%
Ajanta Pharma Ltd.	4,649	122,136
Alembic Pharmaceuticals Ltd. (a)	85,887	526,718
Aurobindo Pharma Ltd.	25,282	341,528
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Dong Wha Pharm Co. Ltd.	10,710	$ 54,601
Strides Arcolab Ltd.	20,536	223,902
		1,268,885
TOTAL HEALTH CARE		2,278,371
INDUSTRIALS - 0.6%
Air Freight & Logistics - 0.0%
SG&G Corp. (a)	12,620	53,574
Sinotrans Ltd. (H Shares)	258,000	173,774
Transport Corp. of India Ltd.	15,756	53,253
		280,601
Airlines - 0.1%
Avianca Holding SA sponsored ADR	84,982	1,373,309
Grupo Aeromexico S.A.B. de CV (a)	165,296	267,093
		1,640,402
Building Products - 0.0%
Ege Seramik Sanayi ve Ticaret A/S	36,353	57,687
Sintex Industries Ltd.	78,840	95,033
		152,720
Commercial Services & Supplies - 0.0%
China Stationery Ltd.	102,400	3,737
KTCS Corp.	21,960	69,403
KTIS Corp.	15,400	63,401
		136,541
Construction & Engineering - 0.1%
Apex Science & Engineering Corp.	100,100	45,399
Da Cin Construction Co. Ltd.	58,000	43,292
Empresas ICA Sociedad Controladora S.A.B. de CV (a)	146,286	271,166
Muhibbah Engineering (M) Bhd	285,300	290,596
Murray & Roberts Holdings Ltd. (a)	128,238	317,281
National Buildings Construction Corp. Ltd.	17,433	121,674
Ncc Ltd.	75,196	85,546
Protasco Bhd	95,600	49,749
PT Adhi Karya Persero Tbk	811,100	213,009
PT Petrosea Tbk	344,500	36,542
PT Surya Semesta Internusa Tbk	1,027,500	71,195
Sungdo Engineering & Constuction Co. Ltd.	6,557	37,760
Syntec Construction PCL unit	991,200	72,618
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Te Chang Construction Co. Ltd.	53,550	$ 47,678
United Integration Services Co. Ltd.	184,000	193,078
		1,896,583
Electrical Equipment - 0.1%
Amara Raja Batteries Ltd.	9,810	89,501
Audix Corp.	51,000	66,490
Chicony Power Technology Co. Ltd.	38,000	59,399
DONGYANG E&P, Inc.	21,665	282,002
Finolex Cables Ltd.	43,975	158,185
Harbin Electric Machinery Co. Ltd.(H Shares)	84,000	49,966
Havells India Ltd.	32,525	152,736
Korea Electric Terminal Co. Ltd.	3,990	183,939
Longwell Co.	52,000	56,393
		1,098,611
Industrial Conglomerates - 0.1%
Alarko Holding AS	100,608	204,800
Berjaya Group Bhd	378,200	61,203
Cahya Mata Sarawak Bhd	291,300	387,291
CJ Corp.	8,996	1,587,895
Daesang Holdings Co. Ltd.	4,590	98,218
Mannai Corp. (a)	7,108	218,636
San Miguel Corp.	76,920	139,163
		2,697,206
Machinery - 0.1%
Elecon Engineering Co. Ltd.	48,942	35,542
Fitters Diversified Bhd	204,300	84,922
George Kent (MALAYSIA) Bhd	131,066	66,957
Kepler Weber SA	5,600	116,328
Kepler Weber SA rights 9/11/14 (a)	14	356
PT United Tractors Tbk	158,000	299,376
Shanghai Shangling Electric Appliances Co. Ltd. (B Shares)	290,300	613,404
Shenmao Technology, Inc.	38,000	45,789
		1,262,674
Trading Companies & Distributors - 0.0%
Barloworld Ltd.	16,374	155,600
Transportation Infrastructure - 0.1%
Bangkok Expressway PCL (For.Reg.)	42,500	51,894
Grupo Aeroportuario del Pacifico SA de CV Series B	65,967	457,899
GZI Transport Ltd.	84,000	51,158
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
OHL Mexico S.A.B. de CV (a)	189,538	$ 556,580
Sebang Co. Ltd.	60	1,257
Shenzhen Expressway Co. (H Shares)	218,000	137,831
Sichuan Expressway Co. Ltd. (H Shares)	132,000	44,113
		1,300,732
TOTAL INDUSTRIALS		10,621,670
INFORMATION TECHNOLOGY - 3.6%
Communications Equipment - 0.0%
Mobase Co. Ltd.	3,616	30,309
Electronic Equipment & Components - 1.1%
AU Optronics Corp.	995,000	495,770
BenQ Materials Corp.	41,000	55,991
Chimei Materials Technology Corp.	198,450	232,154
Coretronic Corp.	74,250	123,394
Daou Data Corp.	16,465	91,247
Delta Electronics PCL NVDR	186,000	378,522
Hana Microelectronics PCL unit	53,700	65,150
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,856,064	6,336,810
Hon Hai Precision Industry Co. Ltd. (Foxconn) GDR (Reg. S)	294,443	1,975,713
Innolux Corp.	4,751,039	2,417,184
INTOPS Co. Ltd.	21,141	354,400
INZI Display Co. Ltd.	263,472	546,897
KCE Electronics PCL unit	51,500	62,480
LG Display Co. Ltd. (a)	141,190	4,880,634
Sam Young Electronics Co. Ltd.	4,410	56,315
Taiwan Union Technology Corp.	63,000	62,418
		18,135,079
Internet Software & Services - 0.0%
Daou Technology, Inc.	15,955	195,091
YY, Inc. ADR (a)	2,445	207,556
		402,647
IT Services - 0.5%
CSU Cardsystem SA	20,600	29,448
Firstsource Solutions Ltd. (a)	283,099	174,481
HCL Technologies Ltd.	134,564	3,625,913
Nice Information & Telecom, Inc.	4,823	114,618
Wipro Ltd.	256,001	2,393,617
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Wipro Ltd. sponsored ADR	99,203	$ 1,186,468
WNS Holdings Ltd. sponsored ADR (a)	21,951	452,849
		7,977,394
Semiconductors & Semiconductor Equipment - 1.7%
Advanced Semiconductor Engineering, Inc. sponsored ADR	439,094	2,801,420
Ardentec Corp.	110,082	102,064
ChipMOS TECHNOLOGIES (Bermuda) Ltd.	15,719	376,156
ChipMOS TECHNOLOGIES, Inc.	41,000	54,345
Global Lighting Technologies, Inc.	39,000	55,414
Integrated Service Technology, Inc.	25,000	69,370
Samsung Electronics Co. Ltd.	11,968	14,563,171
Siliconware Precision Industries Co. Ltd.	77,000	113,588
SK Hynix, Inc. (a)	103,145	4,617,674
Taiwan Semiconductor Co. Ltd.	53,000	71,758
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	206,374	4,321,472
Walton Advanced Engineering, Inc.	122,000	60,028
Zeus Co. Ltd.	9,879	177,785
		27,384,245
Software - 0.0%
Geometric Ltd.	43,110	101,507
Nucleus Software Exports Ltd.	49,385	176,544
Sasken Communication Technologies Ltd.	10,905	54,372
		332,423
Technology Hardware, Storage & Peripherals - 0.3%
Bematech Industria e Comercio de Equipamentos Eletronicos SA	38,900	150,317
Elitegroup Computer Systems Co. Ltd.	246,000	178,267
Inventec Corp.	1,013,000	796,810
Micro-Star International Co. Ltd.	119,000	163,508
Pegatron Corp.	1,738,000	3,688,218
Qisda Corp. (a)	275,000	139,912
		5,117,032
TOTAL INFORMATION TECHNOLOGY		59,379,129
MATERIALS - 1.2%
Chemicals - 0.3%
Bagfas Bandirma Gubre Fabrikalari A/S (a)	3,383	75,830
GHCL Ltd.	73,563	111,220
Hanwha Corp.	25,480	760,053
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Hubei Sanonda Co. Ltd. (B Shares)	125,800	$ 153,394
Kunsul Chemical Industrial Co. Ltd.	2,980	131,207
PTT Global Chemical PCL NVDR	1,015,700	1,971,616
Shinkong Synthetic Fiber Co.	153,000	56,333
Tae Kyung Industrial Co. Ltd.	11,580	70,227
Taekwang Industrial Co. Ltd.	168	215,695
UPL Ltd.	123,100	642,960
		4,188,535
Construction Materials - 0.1%
Akcansa Cimento A/S	8,566	53,302
Asia Cement (China) Holdings Corp.	200,000	137,806
Asia Cement Co. Ltd.	465	53,190
Cimsa Cimento Sanayi Ve Ticaret A/S	45,769	325,031
Eternit SA	61,900	232,281
Eugene Corp.	15,479	56,476
Hanil Cement Co. Ltd.	437	60,976
Huaxin Cement Co. Ltd. (B Shares)	69,920	71,878
India Cements Ltd.	54,641	101,797
Shree Cement Ltd.	992	129,319
Tipco Asphalt NVDR	27,800	51,135
		1,273,191
Containers & Packaging - 0.1%
Bio Pappel S.A.B. de CV (a)	122,927	237,361
Mpact Ltd.	120,835	399,338
Uflex Ltd. (a)	90,869	222,368
		859,067
Metals & Mining - 0.7%
Ahmednagar Forgings Ltd. (a)	46,609	280,178
Dongil Industries Co. Ltd.	1,940	117,651
Eregli Demir ve Celik Fabrikalari T.A.S.	1,858,038	3,610,344
Grupo Simec SA de CV (a)	206,578	924,777
Grupo Simec SA de CV Series B sponsored ADR (a)	3,283	43,959
Husteel Co. Ltd.	12,640	224,980
Kardemir Karabuk Demir Celik Sanayi ve Ticaret A/S Class D	225,645	236,972
KISCO Corp.	3,180	97,053
KISWIRE Ltd.	1,630	83,903
Kumkang Kind Co. Ltd.	970	54,713
National Aluminium Co. Ltd.	223,416	208,576
Prakash Industries Ltd. (a)	177,926	204,327
Press Metal Bhd	57,800	121,781
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
PT International Nickel Indonesia Tbk	454,600	$ 162,552
Seah Steel Corp.	441	40,660
Sibanye Gold Ltd.	150,729	353,199
Sibanye Gold Ltd. ADR	86,442	811,690
Tata Sponge Iron Ltd. (a)	7,578	106,088
Tata Steel Ltd.	72,735	616,721
Ternium SA sponsored ADR	147,876	3,864,000
Welspun Gujarat Stahl Rohren Ltd.	44,413	50,086
		12,214,210
Paper & Forest Products - 0.0%
Asia Holdings Co. Ltd.	204	27,962
Asia Paper Manufacturing Co. Ltd.	5,850	142,774
Fibria Celulose SA (a)	5,100	53,039
Long Chen Paper Co. Ltd.	5,981	3,203
Mondi Ltd.	3,296	56,024
PT Indah Kiat Pulp & Paper Tbk (a)	721,500	82,704
Tamil Nadu Newsprint & Papers Ltd. (a)	40,447	108,269
WTK Holdings Bhd	124,500	53,727
		527,702
TOTAL MATERIALS		19,062,705
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.7%
Axtel S.A.B. de CV unit (a)	1,211,141	378,807
China Telecom Corp. Ltd. (H Shares)	1,236,000	763,923
China Unicom Ltd.	3,100,000	5,510,132
Himachal Futuristic Communication Ltd. (a)	252,272	55,857
LG Telecom Ltd.	19,233	207,673
Netia Holdings SA	71,680	123,087
PT Telkomunikasi Indonesia Tbk:
Series B	5,267,500	1,204,764
sponsored ADR	29,732	1,369,456
Telekom Malaysia Bhd	381,600	770,102
Telekomunikacja Polska SA	65,986	221,262
Telkom SA Ltd. (a)	220,817	1,183,142
TIME dotCom Bhd (a)	38,200	59,152
		11,847,357
Wireless Telecommunication Services - 1.1%
Advanced Info Service PCL (For. Reg.)	142,100	929,834
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Wireless Telecommunication Services - continued
America Movil S.A.B. de CV:
Series L	123,018	$ 150,424
Series L sponsored ADR	290,405	7,117,827
Bharti Infratel Ltd.	33,399	145,445
China Mobile Ltd.	384,500	4,782,571
Sistema JSFC sponsored GDR	16,839	383,087
TIM Participacoes SA	332,900	1,866,382
Total Access Communication PCL NVDR	524,400	1,789,593
		17,165,163
TOTAL TELECOMMUNICATION SERVICES		29,012,520
UTILITIES - 0.9%
Electric Utilities - 0.6%
Ceske Energeticke Zavody A/S	1,927	55,915
ENEA SA	56,482	264,516
Energa SA	23,218	151,140
Enersis SA sponsored ADR	155,805	2,634,663
Light SA	16,200	178,030
Odas Elektrik Uretim Ve Sanayi (a)	18,879	42,361
Polska Grupa Energetyczna SA	177,407	1,208,026
Tauron Polska Energia SA	428,174	667,069
Tenaga Nasional Bhd	1,389,000	5,456,392
		10,658,112
Gas Utilities - 0.1%
Busan City Gas Co. Ltd.	138	6,042
Daesung Energy Co. Ltd.	22,060	148,575
E1 Corp.	2,117	145,086
KyungDong City Gas Co. Ltd.	1,354	165,562
Samchully Co. Ltd.	2,665	432,297
		897,562
Independent Power Producers & Energy Traders - 0.2%
Benpres Holdings Corp.	149,800	19,211
Guangdong Electric Power Development Co. Ltd. (B Shares)	649,700	394,009
Huadian Power International Corp. Ltd. (H Shares)	1,234,000	859,814
Huaneng Power International, Inc. (H Shares)	1,388,000	1,669,171
		2,942,205
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Multi-Utilities - 0.0%
YTL Corp. Bhd	244,900	$ 125,889
TOTAL UTILITIES		14,623,768
TOTAL COMMON STOCKS (Cost $222,468,962)		258,036,376
Nonconvertible Preferred Stocks - 0.8%

CONSUMER STAPLES - 0.2%
Food & Staples Retailing - 0.2%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	80,000	4,071,298
FINANCIALS - 0.1%
Banks - 0.1%
Banco Santander SA (Brasil) ADR	164,739	1,131,757
Itau Unibanco Holding SA	10,340	186,429
		1,318,186
INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
Embraer SA sponsored ADR	18,512	717,340
MATERIALS - 0.1%
Chemicals - 0.0%
Braskem SA (PN-A)	11,500	78,345
Metals & Mining - 0.1%
Metalurgica Gerdau SA (PN)	143,600	1,017,421
TOTAL MATERIALS		1,095,766
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Oi SA (PN)	139,300	90,232
Telefonica Brasil SA sponsored ADR	33,970	726,958
		817,190
Wireless Telecommunication Services - 0.0%
TIM Participacoes SA sponsored ADR	10,811	302,492
TOTAL TELECOMMUNICATION SERVICES		1,119,682
Nonconvertible Preferred Stocks - continued
	Shares	Value
UTILITIES - 0.3%
Electric Utilities - 0.2%
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	37,700	$ 207,994
Companhia Energetica de Minas Gerais (CEMIG):
(PN)	210,441	1,801,228
(PN) sponsored (non-vtg.)	128,801	1,106,401
Companhia Energetica do Ceara	5,338	87,039
Companhia Paranaense de Energia-Copel (PN-B)	10,200	180,716
		3,383,378
Independent Power and Renewable Electricity Producers - 0.1%
Companhia Energetica de Sao Paulo Series B	103,800	1,469,476
Water Utilities - 0.0%
Companhia de Saneamento do Parana	8,000	20,692
TOTAL UTILITIES		4,873,546
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $13,291,964)		13,195,818
Equity Funds - 82.7%

Sector Funds - 0.0%
RS Global Natural Resources Fund Class A	68	2,563
Emerging Markets Funds - 82.7%
Aberdeen Emerging Markets Institutional Fund	13,662,651	219,285,553
Eaton Vance Parametric Structured Emerging Markets Fund Investor Class	5,314,116	86,832,658
Fidelity Emerging Markets Fund (c)	6,371,442	167,760,073
GMO Emerging Markets Fund - Class V	20,747,748	240,881,344
Invesco Developing Markets Fund Class A	1,970,846	71,226,381
Lazard Emerging Markets Equity Portfolio Institutional Class	11,301,194	235,855,927
Oppenheimer Developing Markets Fund Class I	2,626,562	107,531,452
SPDR S&P China ETF	200,400	16,186,308
T. Rowe Price Emerging Markets Stock Fund	3,827,880	137,880,223
Templeton Frontier Markets Fund - Class A	542,361	10,586,885
Equity Funds - continued
	Shares	Value
Emerging Markets Funds - continued
Thornburg Developing World Fund - Class I	3,184,254	$ 63,589,555
Wasatch Frontier Emerging Small Countries Fund	3,068,171	10,217,009
TOTAL OTHER		1,367,833,368
TOTAL EQUITY FUNDS (Cost $1,308,764,837)		1,367,835,931
U.S. Treasury Obligations - 0.0%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/2/14 to 11/20/14 (d) (Cost $429,983)	$ 430,000	429,987
Money Market Funds - 0.9%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $14,310,288)	14,310,288	14,310,288
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,559,266,034)		1,653,808,400
NET OTHER ASSETS (LIABILITIES) - 0.0%		298,707
NET ASSETS - 100%		$ 1,654,107,107
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
204 NYSE E-mini MSCI Emerging Markets Index Contracts (United States)	Sept. 2014	$ 11,075,160	$ 122,108

The face value of futures purchased as a percentage of net assets is 0.7%
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund
(d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $429,987.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 157,050,066	$ -	$ 6,649,887	$ -	$ 167,760,073
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 34,943,393	$ 32,970,030	$ 1,973,363	$ -
Consumer Staples	11,383,998	11,382,778	-	1,220
Energy	18,621,792	14,337,138	4,284,654	-
Financials	63,498,514	62,758,640	739,874	-
Health Care	2,278,371	2,054,469	223,902	-
Industrials	11,339,010	11,339,010	-	-
Information Technology	59,379,129	51,495,520	7,883,609	-
Materials	20,158,471	19,805,272	353,199	-
Telecommunication Services	30,132,202	18,634,735	11,497,467	-
Utilities	19,497,314	19,497,314	-	-
Equity Funds	1,367,835,931	1,367,835,931	-	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$ 429,987	$ -	$ 429,987	$ -
Money Market Funds	14,310,288	14,310,288	-	-
Total Investments in Securities:	$ 1,653,808,400	$ 1,626,421,125	$ 27,386,055	$ 1,220
Derivative Instruments:
Assets
Futures Contracts	$ 122,108	$ 122,108	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 122,108	$ -
Total Value of Derivatives	$ 122,108	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,398,081,723)	$ 1,486,048,327
Affiliated issuers (cost $161,184,311)	167,760,073
Total Investments (cost $1,559,266,034)		$ 1,653,808,400
Foreign currency held at value (cost $19,770)		21,858
Receivable for investments sold		538
Receivable for fund shares sold		1,170,612
Dividends receivable		568,373
Prepaid expenses		5,681
Other receivables		4,917
Total assets		1,655,580,379

Liabilities
Payable for fund shares redeemed	$ 572,812
Accrued management fee	128,814
Payable for daily variation margin for derivative instruments	16,874
Other affiliated payables	128,300
Other payables and accrued expenses	626,472
Total liabilities		1,473,272

Net Assets		$ 1,654,107,107
Net Assets consist of:
Paid in capital		$ 1,628,495,825
Undistributed net investment income		5,008,646
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(73,480,446)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		94,083,082
Net Assets, for 157,354,208 shares outstanding		$ 1,654,107,107
Net Asset Value, offering price and redemption price per share ($1,654,107,107 ÷ 157,354,208 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 7,416,056
Interest		8
Income before foreign taxes withheld		7,416,064
Less foreign taxes withheld		(734,415)
Total income		6,681,649

Expenses
Management fee	$ 2,752,298
Transfer agent fees	433,529
Accounting fees and expenses	356,439
Custodian fees and expenses	54,447
Independent trustees' compensation	8,924
Registration fees	30,326
Audit	21,052
Legal	3,435
Miscellaneous	9,131
Total expenses before reductions	3,669,581
Expense reductions	(1,999,114)	1,670,467
Net investment income (loss)		5,011,182
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $70,193)	(3,474,213)
Affiliated issuers	(30,533)
Foreign currency transactions	(44,488)
Futures contracts	3,307,254
Realized gain distributions from underlying funds:
Unaffiliated issuers	1,764,099
Total net realized gain (loss)		1,522,119
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $265,971)	211,640,346
Assets and liabilities in foreign currencies	29,587
Futures contracts	122,108
Total change in net unrealized appreciation (depreciation)		211,792,041
Net gain (loss)		213,314,160
Net increase (decrease) in net assets resulting from operations		$ 218,325,342

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 5,011,182	$ 20,701,291
Net realized gain (loss)	1,522,119	(45,667,630)
Change in net unrealized appreciation (depreciation)	211,792,041	(108,767,836)
Net increase (decrease) in net assets resulting from operations	218,325,342	(133,734,175)
Distributions to shareholders from net investment income	-	(21,140,352)
Share transactions Proceeds from sales of shares	174,237,735	525,025,742
Reinvestment of distributions	-	21,110,393
Cost of shares redeemed	(219,087,914)	(808,731,324)
Net increase (decrease) in net assets resulting from share transactions	(44,850,179)	(262,595,189)
Total increase (decrease) in net assets	173,475,163	(417,469,716)

Net Assets
Beginning of period	1,480,631,944	1,898,101,660
End of period (including undistributed net investment income of $5,008,646 and distributions in excess of net investment income of $2,536, respectively)	$ 1,654,107,107	$ 1,480,631,944
Other Information Shares
Sold	17,731,594	54,845,880
Issued in reinvestment of distributions	-	2,226,834
Redeemed	(21,952,494)	(85,606,279)
Net increase (decrease)	(4,220,900)	(28,533,565)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012I	2011 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.16	$ 9.98	$ 9.84	$ 10.06	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.03	.12	.12	.16	.11
Net realized and unrealized gain (loss)	1.32	(.81)	.23	(.18)	.07
Total from investment operations	1.35	(.69)	.35	(.02)	.18
Distributions from net investment income	-	(.13)	(.12)	(.15)	(.09)
Distributions from net realized gain	-	-	(.09)	(.05)	(.03)
Total distributions	-	(.13)	(.21)	(.20)	(.12)
Net asset value, end of period	$ 10.51	$ 9.16	$ 9.98	$ 9.84	$ 10.06
Total ReturnB, C	14.74%	(6.96)%	3.63%	.11%	1.70%
Ratios to Average Net AssetsF
Expenses before reductions	.46%A	.46%	.36%	.28%	.35%A
Expenses net of fee waivers, if any	.21%A	.21%	.11%	.03%	.10%A
Expenses net of all reductions	.21%A	.21%	.10%	.02%	.10%A
Net investment income (loss)	.63%A	1.21%	1.27%	1.65%	2.51%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,654,107	$ 1,480,632	$ 1,898,102	$ 1,905,091	$ 1,617,552
Portfolio turnover rateG	15%A	21%	26%H	11%	18%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period September 30, 2010 (commencement of operations) to February 28, 2011.

F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I For the year ended February 29.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

(NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.
Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

investment companies (PFIC), deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 139,346,296
Gross unrealized depreciation	(45,976,009)
Net unrealized appreciation (depreciation) on securities	$ 93,370,287

Tax cost	$ 1,560,438,113

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (7,677,205)
Long-term	(65,367,976)
Total capital loss carryforward	$ (73,045,181)

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $3,307,254 and a change in net unrealized appreciation (depreciation) of $122,108 related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $115,173,001 and $158,888,699, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.20% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .35% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports,

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $5,449.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $1,181 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $1,992,147.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $6,967 for the period.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC
Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SAE-USAN-1014
1.926378.104

Strategic Advisers® Core Income Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.07%	$ 1,000.00	$ 1,027.30	$ .36
HypotheticalA		$ 1,000.00	$ 1,024.85	$ .36

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.

Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Administrative Class	19.6	21.1
Metropolitan West Total Return Bond FundClass M	10.0	9.8
Western Asset Core Plus Bond Fund	10.0	9.9
JPMorgan Core Bond Fund Class A	7.9	8.8
U.S. Treasury Obligations	7.7	8.9
Fannie Mae	5.4	2.8
DoubleLine Total Return Bond Fund	4.6	4.7
Western Asset Core Bond Fund Class F	4.0	4.3
Prudential Short-Term Corporate Bond Fund, Inc. Class A	3.6	3.4
BlackRock Strategic Income Opportunities Fund Investor A	2.8	2.9
	75.6
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Corporate Bonds 7.9%	Corporate Bonds 7.8%
U.S. Government and U.S. Government Agency Obligations 14.8%	U.S. Government and U.S. Government Agency Obligations 14.2%
Asset-Backed Securities 0.0%	Asset-Backed Securities 0.1%
CMOs and Other Mortgage Related Securities 1.7%	CMOs and Other Mortgage Related Securities 2.2%
Municipal Securities 0.4%	Municipal Securities 0.4%
High Yield Fixed-Income Funds 1.0%	High Yield Fixed-Income Funds 0.8%
Intermediate-Term Bond Funds 70.3%	Intermediate-Term Bond Funds 70.1%
Long Term Bond Fund 0.0%	Long Term Bond Fund 0.3%
Other Investments 0.2%	Other Investments 0.3%
Short-Term Funds 3.6%	Short-Term Funds 3.4%
Short-Term Investments and Net Other Assets (Liabilities) 0.1%	Short-Term Investments and Net Other Assets (Liabilities) 0.4%
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.
Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 7.9%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.4%
Automobiles - 0.0%
Ford Motor Co. 4.75% 1/15/43	$ 250,000	$ 261,928
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd.:
4.25% 6/15/23	2,536,000	2,704,677
6.875% 8/15/18	650,000	770,139
		3,474,816
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
1.875% 5/29/19	1,400,000	1,400,097
2.625% 1/15/22	95,000	95,519
		1,495,616
Household Durables - 0.0%
Newell Rubbermaid, Inc. 4.7% 8/15/20	160,000	172,962
Internet & Catalog Retail - 0.0%
Amazon.com, Inc. 1.2% 11/29/17	350,000	347,855
Media - 0.4%
CBS Corp. 4.3% 2/15/21	270,000	291,368
Comcast Corp.:
5.7% 5/15/18	1,615,000	1,846,541
5.7% 7/1/19	1,100,000	1,284,170
COX Communications, Inc. 3.25% 12/15/22 (e)	956,000	939,382
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
3.8% 3/15/22	1,485,000	1,547,925
5.2% 3/15/20	225,000	254,047
5.875% 10/1/19	1,592,000	1,849,181
Discovery Communications LLC:
3.25% 4/1/23	393,000	388,695
5.625% 8/15/19	225,000	256,927
NBCUniversal, Inc. 5.15% 4/30/20	1,870,000	2,140,576
News America Holdings, Inc. 7.75% 12/1/45	1,484,000	2,214,078
News America, Inc.:
6.15% 3/1/37	2,054,000	2,493,369
6.15% 2/15/41	1,375,000	1,696,228
Time Warner Cable, Inc.:
4% 9/1/21	16,424,000	17,626,467
5.85% 5/1/17	887,000	990,266
6.75% 7/1/18	1,413,000	1,660,442
8.25% 4/1/19	6,565,000	8,258,967
8.75% 2/14/19	1,400,000	1,783,944
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Time Warner, Inc.:
3.15% 7/15/15	$ 1,450,000	$ 1,483,283
4.7% 1/15/21	1,825,000	2,016,497
4.9% 6/15/42	7,000,000	7,336,189
6.2% 3/15/40	2,433,000	2,942,662
Viacom, Inc.:
2.5% 9/1/18	419,000	426,381
3.25% 3/15/23	625,000	618,419
4.25% 9/1/23	6,988,000	7,356,799
4.375% 3/15/43	1,427,000	1,337,098
5.625% 9/15/19	775,000	889,077
Walt Disney Co.:
1.1% 12/1/17	300,000	297,966
2.75% 8/16/21	200,000	204,158
		72,431,102
Multiline Retail - 0.0%
Target Corp. 5.875% 7/15/16	600,000	657,448
Specialty Retail - 0.0%
Home Depot, Inc.:
4.875% 2/15/44	175,000	197,798
5.875% 12/16/36	200,000	253,850
		451,648
TOTAL CONSUMER DISCRETIONARY		79,293,375
CONSUMER STAPLES - 0.4%
Beverages - 0.1%
Anheuser-Busch InBev Worldwide, Inc. 5.375% 1/15/20	3,375,000	3,888,753
Heineken NV 2.75% 4/1/23 (e)	1,319,000	1,283,201
PepsiCo, Inc. 4.5% 1/15/20	1,925,000	2,149,542
SABMiller Holdings, Inc. 3.75% 1/15/22 (e)	1,593,000	1,672,135
		8,993,631
Food & Staples Retailing - 0.0%
CVS Caremark Corp.:
4% 12/5/23	2,636,000	2,780,134
5.3% 12/5/43	40,000	46,769
5.75% 6/1/17	1,625,000	1,818,915
6.125% 9/15/39	125,000	160,098
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Kroger Co. 2.3% 1/15/19	$ 170,000	$ 171,153
Wal-Mart Stores, Inc.:
5.25% 9/1/35	600,000	716,153
5.8% 2/15/18	1,225,000	1,401,168
		7,094,390
Food Products - 0.1%
CF Industries Holdings, Inc.:
4.95% 6/1/43	125,000	128,952
5.375% 3/15/44	330,000	362,177
6.875% 5/1/18	120,000	140,334
ConAgra Foods, Inc.:
1.9% 1/25/18	919,000	918,896
3.2% 1/25/23	5,403,000	5,325,305
General Mills, Inc. 5.65% 2/15/19	440,000	508,348
Kraft Foods Group, Inc. 5.375% 2/10/20	1,450,000	1,648,833
Tyson Foods, Inc. 3.95% 8/15/24	450,000	459,721
Unilever Capital Corp. 4.25% 2/10/21	375,000	417,462
		9,910,028
Tobacco - 0.2%
Altria Group, Inc.:
2.85% 8/9/22	4,988,000	4,879,152
4% 1/31/24	2,909,000	3,026,276
5.375% 1/31/44	3,303,000	3,672,120
9.25% 8/6/19	449,000	590,649
9.7% 11/10/18	1,278,000	1,658,310
Philip Morris International, Inc.:
3.875% 8/21/42	400,000	378,606
5.65% 5/16/18	2,400,000	2,734,027
Reynolds American, Inc.:
3.25% 11/1/22	12,294,000	12,035,998
4.75% 11/1/42	9,939,000	9,709,220
6.15% 9/15/43	1,299,000	1,514,998
6.75% 6/15/17	1,810,000	2,057,995
7.25% 6/15/37	2,443,000	3,116,357
		45,373,708
TOTAL CONSUMER STAPLES		71,371,757
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - 1.4%
Energy Equipment & Services - 0.1%
DCP Midstream LLC:
4.75% 9/30/21 (e)	$ 1,717,000	$ 1,835,636
5.35% 3/15/20 (e)	2,258,000	2,495,682
5.85% 5/21/43 (e)(h)	4,562,000	4,425,140
El Paso Pipeline Partners Operating Co. LLC 5% 10/1/21	1,212,000	1,323,613
Halliburton Co.:
4.75% 8/1/43	310,000	340,203
6.7% 9/15/38	170,000	232,901
Transocean, Inc. 5.05% 12/15/16	1,260,000	1,359,141
Weatherford International Ltd. 5.125% 9/15/20	830,000	923,568
		12,935,884
Oil, Gas & Consumable Fuels - 1.3%
Anadarko Petroleum Corp. 6.95% 7/1/24	300,000	383,828
Apache Corp. 3.625% 2/1/21	305,000	323,193
Buckeye Partners LP 2.65% 11/15/18	125,000	126,200
Cenovus Energy, Inc. 6.75% 11/15/39	675,000	897,271
Chevron Corp.:
2.355% 12/5/22	475,000	462,489
4.95% 3/3/19	975,000	1,103,805
CNOOC Nexen Finance 2014 ULC 1.625% 4/30/17	970,000	973,034
ConocoPhillips Co. 2.4% 12/15/22	1,425,000	1,390,529
Continental Resources, Inc. 4.5% 4/15/23	315,000	340,164
DCP Midstream Operating LP:
2.5% 12/1/17	1,182,000	1,211,153
2.7% 4/1/19	362,000	366,938
3.875% 3/15/23	11,590,000	11,858,100
5.6% 4/1/44	3,773,000	4,281,597
Devon Energy Corp. 2.25% 12/15/18	730,000	736,624
Ecopetrol SA 5.875% 5/28/45	150,000	161,769
Enable Midstream Partners LP:
2.4% 5/15/19 (e)	1,148,000	1,144,277
3.9% 5/15/24 (e)	1,210,000	1,222,352
Enbridge Energy Partners LP 4.2% 9/15/21	2,044,000	2,187,321
Encana Corp. 6.625% 8/15/37	125,000	161,236
Enterprise Products Operating LP:
4.85% 3/15/44	450,000	477,507
6.5% 1/31/19	2,075,000	2,455,945
EOG Resources, Inc. 4.1% 2/1/21	285,000	310,905
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Kinder Morgan Energy Partners LP:
5% 3/1/43	$ 300,000	$ 294,551
6.85% 2/15/20	1,650,000	1,966,721
Marathon Petroleum Corp. 5.125% 3/1/21	2,870,000	3,250,266
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,497,000	1,696,079
Nakilat, Inc. 6.067% 12/31/33 (e)	666,000	749,250
Noble Energy, Inc.:
5.25% 11/15/43	70,000	78,335
6% 3/1/41	230,000	278,139
Occidental Petroleum Corp. 4.1% 2/1/21	825,000	899,479
ONEOK Partners LP 3.375% 10/1/22	950,000	952,114
Petro-Canada 6.05% 5/15/18	497,000	570,802
Petrobras Global Finance BV:
4.375% 5/20/23	48,417,000	47,772,086
5.625% 5/20/43	3,425,000	3,321,908
7.25% 3/17/44	10,481,000	12,306,895
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	4,604,000	4,853,997
8.375% 12/10/18	2,350,000	2,801,407
Petroleos Mexicanos:
4.875% 1/18/24 (e)	2,616,000	2,846,208
5.5% 6/27/44	22,110,000	23,983,823
6.375% 1/23/45 (e)	12,393,000	14,995,530
6.5% 6/2/41	32,530,000	39,686,600
Phillips 66 Co. 4.3% 4/1/22	1,979,000	2,144,721
Plains All American Pipeline LP/PAA Finance Corp. 3.65% 6/1/22	5,776,000	5,981,770
Schlumberger Investment SA 3.65% 12/1/23	210,000	221,233
Shell International Finance BV:
4.3% 9/22/19	425,000	471,226
4.375% 3/25/20	825,000	921,674
4.55% 8/12/43	365,000	402,435
Spectra Energy Partners, LP:
2.95% 9/25/18	585,000	606,289
4.6% 6/15/21	390,000	427,948
4.75% 3/15/24	6,000,000	6,558,720
The Williams Companies, Inc.:
3.7% 1/15/23	1,112,000	1,066,778
4.55% 6/24/24	10,081,000	10,153,361
Total Capital International SA 2.7% 1/25/23	620,000	607,958
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Transcontinental Gas Pipe Line Corp. 6.4% 4/15/16	$ 482,000	$ 525,013
Western Gas Partners LP:
2.6% 8/15/18	170,000	173,246
5.375% 6/1/21	2,668,000	3,032,489
Williams Partners LP:
4.125% 11/15/20	394,000	419,268
4.3% 3/4/24	2,607,000	2,727,308
5.25% 3/15/20	350,000	391,590
5.4% 3/4/44	160,000	175,552
XTO Energy, Inc. 5.5% 6/15/18	225,000	257,281
		233,146,287
TOTAL ENERGY		246,082,171
FINANCIALS - 3.2%
Banks - 1.4%
Banco Nacional de Desenvolvimento Economico e Social 4% 4/14/19 (e)	4,035,000	4,135,875
Bank of America Corp.:
3.3% 1/11/23	19,058,000	18,901,972
3.875% 3/22/17	890,000	944,889
4% 4/1/24	1,135,000	1,170,253
4.1% 7/24/23	23,302,000	24,337,727
4.125% 1/22/24	5,170,000	5,383,056
5.49% 3/15/19	800,000	898,086
5.65% 5/1/18	1,325,000	1,490,099
5.75% 12/1/17	3,470,000	3,892,136
5.875% 1/5/21	1,630,000	1,900,751
6% 9/1/17	1,005,000	1,127,896
Bank of America NA 5.3% 3/15/17	984,000	1,073,058
Bank of Nova Scotia 2.9% 3/29/16	350,000	362,190
Barclays Bank PLC:
2.5% 2/20/19	2,500,000	2,540,413
3.75% 5/15/24	425,000	433,900
5% 9/22/16	425,000	458,818
Capital One Bank NA 2.15% 11/21/18	270,000	270,602
Capital One NA 2.95% 7/23/21	5,911,000	5,920,458
Citigroup, Inc.:
3.375% 3/1/23	2,430,000	2,444,636
3.953% 6/15/16	1,713,000	1,800,618
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Citigroup, Inc.: - continued
4.05% 7/30/22	$ 1,159,000	$ 1,194,730
4.5% 1/14/22	2,773,000	3,029,899
4.587% 12/15/15	25,000	26,222
4.75% 5/19/15	5,000,000	5,146,855
5.3% 5/6/44	7,544,000	8,097,119
5.5% 2/15/17	1,225,000	1,338,604
5.5% 9/13/25	7,460,000	8,359,079
6.125% 5/15/18	1,195,000	1,370,562
Credit Suisse AG 6% 2/15/18	2,745,000	3,099,832
Credit Suisse New York Branch 4.375% 8/5/20	400,000	437,813
Discover Bank:
2% 2/21/18	4,000,000	4,014,188
4.2% 8/8/23	2,424,000	2,552,504
7% 4/15/20	3,143,000	3,765,833
8.7% 11/18/19	357,000	449,592
Export-Import Bank of Korea 5.125% 6/29/20	800,000	901,313
Fifth Third Bancorp:
4.5% 6/1/18	520,000	565,779
8.25% 3/1/38	603,000	906,457
HBOS PLC 6.75% 5/21/18 (e)	773,000	885,734
HSBC Holdings PLC:
4% 3/30/22	1,350,000	1,446,196
4.25% 3/14/24	1,872,000	1,943,638
5.25% 3/14/44	1,356,000	1,494,789
6.5% 5/2/36	300,000	378,012
Huntington Bancshares, Inc. 7% 12/15/20	404,000	486,532
JPMorgan Chase & Co.:
2.35% 1/28/19	3,149,000	3,179,476
3.2% 1/25/23	7,206,000	7,180,570
3.25% 9/23/22	11,642,000	11,713,307
3.375% 5/1/23	425,000	418,608
3.625% 5/13/24	800,000	815,850
4.25% 10/15/20	1,747,000	1,890,104
4.35% 8/15/21	4,947,000	5,370,597
4.5% 1/24/22	2,000,000	2,191,458
4.625% 5/10/21	1,718,000	1,899,792
4.95% 3/25/20	4,618,000	5,173,264
5.625% 8/16/43	145,000	169,478
6.3% 4/23/19	900,000	1,055,622
JPMorgan Chase Bank 6% 10/1/17	1,550,000	1,750,621
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
KeyBank NA 1.65% 2/1/18	$ 1,802,000	$ 1,804,775
Lloyds Bank PLC:
2.3% 11/27/18	275,000	278,291
4.875% 1/21/16	425,000	449,604
Marshall & Ilsley Bank 5% 1/17/17	4,118,000	4,402,522
Peoples United Bank 4% 7/15/24	300,000	303,745
PNC Bank NA 6.875% 4/1/18	250,000	292,378
PNC Financial Services Group, Inc.:
2.854% 11/9/22	275,000	271,751
3.9% 4/29/24	375,000	384,243
Rabobank (Netherlands) NV 2.125% 10/13/15	550,000	560,017
Regions Bank:
6.45% 6/26/37	2,533,000	3,019,870
7.5% 5/15/18	7,751,000	9,146,072
Regions Financial Corp. 2% 5/15/18	3,125,000	3,111,338
Royal Bank of Scotland Group PLC:
6% 12/19/23	21,950,000	23,864,435
6.1% 6/10/23	20,527,000	22,411,748
6.125% 12/15/22	5,889,000	6,440,452
6.4% 10/21/19	600,000	705,571
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23	250,000	266,512
Svenska Handelsbanken AB 2.5% 1/25/19	585,000	600,632
Wells Fargo & Co.:
3.45% 2/13/23	2,700,000	2,719,062
4.125% 8/15/23	280,000	294,319
4.48% 1/16/24	1,094,000	1,173,165
5.625% 12/11/17	1,975,000	2,232,976
		258,920,940
Capital Markets - 0.7%
Affiliated Managers Group, Inc. 4.25% 2/15/24	1,351,000	1,411,640
Goldman Sachs Group, Inc.:
1.748% 9/15/17	10,433,000	10,431,445
2.625% 1/31/19	8,273,000	8,373,401
2.9% 7/19/18	4,471,000	4,597,789
3.625% 1/22/23	2,275,000	2,308,170
3.85% 7/8/24	100,000	101,906
5.25% 7/27/21	2,497,000	2,814,269
5.75% 1/24/22	3,211,000	3,726,850
5.95% 1/18/18	1,219,000	1,375,520
6.15% 4/1/18	1,600,000	1,823,018
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Goldman Sachs Group, Inc.: - continued
6.75% 10/1/37	$ 27,678,000	$ 34,168,685
Lazard Group LLC:
4.25% 11/14/20	1,680,000	1,770,762
6.85% 6/15/17	623,000	706,423
Morgan Stanley:
2.125% 4/25/18	4,396,000	4,422,372
2.375% 7/23/19	7,611,000	7,594,659
3.75% 2/25/23	5,400,000	5,542,889
3.8% 4/29/16	925,000	967,414
3.875% 4/29/24	1,100,000	1,126,873
4.1% 5/22/23	2,380,000	2,424,815
4.875% 11/1/22	14,750,000	15,935,295
5% 11/24/25	7,612,000	8,174,527
5.625% 9/23/19	500,000	571,348
5.75% 1/25/21	4,996,000	5,801,160
6.625% 4/1/18	2,019,000	2,337,828
7.3% 5/13/19	1,209,000	1,462,969
Nomura Holdings, Inc. 2.75% 3/19/19	1,315,000	1,332,895
UBS AG Stamford Branch 2.375% 8/14/19	495,000	496,648
		131,801,570
Consumer Finance - 0.2%
American Express Co. 2.65% 12/2/22	1,000,000	980,818
Capital One Financial Corp. 6.15% 9/1/16	600,000	658,663
Discover Financial Services:
3.85% 11/21/22	1,943,000	1,990,015
5.2% 4/27/22	1,093,000	1,214,498
Ford Motor Credit Co. LLC 5.75% 2/1/21	1,130,000	1,310,278
General Electric Capital Corp.:
3.45% 5/15/24	520,000	530,812
4.625% 1/7/21	3,625,000	4,057,560
4.65% 10/17/21	1,474,000	1,651,586
5.55% 5/4/20	3,825,000	4,441,315
5.875% 1/14/38	700,000	870,219
HSBC Finance Corp. 6.676% 1/15/21	1,050,000	1,260,392
Hyundai Capital America:
1.625% 10/2/15 (e)	797,000	803,037
1.875% 8/9/16 (e)	832,000	843,397
2.125% 10/2/17 (e)	881,000	892,995
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
Synchrony Financial:
1.875% 8/15/17	$ 909,000	$ 916,119
3% 8/15/19	1,335,000	1,354,161
3.75% 8/15/21	2,016,000	2,057,493
4.25% 8/15/24	2,379,000	2,435,461
Toyota Motor Credit Corp. 2.625% 1/10/23	375,000	369,227
		28,638,046
Diversified Financial Services - 0.1%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22	115,000	115,091
AGL Capital Corp. 4.4% 6/1/43	290,000	298,946
BP Capital Markets PLC 4.5% 10/1/20	3,878,000	4,279,602
Five Corners Funding Trust 4.419% 11/15/23 (e)	3,420,000	3,650,457
GlaxoSmithKline Capital PLC 1.5% 5/8/17	1,475,000	1,490,749
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23	1,050,000	1,031,703
ING Bank NV 5.8% 9/25/23 (e)	1,690,000	1,918,784
RBS Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	2,461,000	2,499,136
TECO Finance, Inc. 5.15% 3/15/20	523,000	588,859
		15,873,327
Insurance - 0.2%
ACE INA Holdings, Inc. 2.7% 3/13/23	700,000	683,122
AIA Group Ltd. 2.25% 3/11/19 (e)	776,000	775,832
Allied World Assurance Co. Holdings Ltd. 7.5% 8/1/16	210,000	233,961
Allstate Corp. 4.5% 6/15/43	220,000	233,933
American International Group, Inc.:
2.3% 7/16/19	1,796,000	1,803,130
4.5% 7/16/44	655,000	675,557
4.875% 6/1/22	1,482,000	1,663,589
5.6% 10/18/16	2,696,000	2,946,458
5.85% 1/16/18	1,125,000	1,276,589
Aon Corp. 5% 9/30/20	540,000	607,727
Berkshire Hathaway Finance Corp. 3% 5/15/22	1,275,000	1,293,128
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (e)(h)	2,630,000	2,722,050
Hartford Financial Services Group, Inc.:
5.125% 4/15/22	2,819,000	3,221,271
5.5% 3/30/20	665,000	760,594
Liberty Mutual Group, Inc. 5% 6/1/21 (e)	1,847,000	2,042,001
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Lincoln National Corp.:
6.3% 10/9/37	$ 200,000	$ 255,711
7% 6/15/40	275,000	383,303
Marsh & McLennan Companies, Inc.:
3.5% 6/3/24	390,000	395,575
4.8% 7/15/21	1,026,000	1,143,675
MetLife, Inc.:
4.368% 9/15/23	4,079,000	4,445,298
7.717% 2/15/19	650,000	803,511
Metropolitan Life Global Funding I 3% 1/10/23 (e)	1,569,000	1,574,397
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	1,338,000	2,108,502
Pacific LifeCorp:
5.125% 1/30/43 (e)	3,227,000	3,439,701
6% 2/10/20 (e)	174,000	199,769
Prudential Financial, Inc.:
4.5% 11/16/21	1,118,000	1,228,645
4.75% 9/17/15	1,859,000	1,936,675
7.375% 6/15/19	438,000	538,662
Symetra Financial Corp. 6.125% 4/1/16 (e)	1,239,000	1,321,427
The Chubb Corp. 6% 5/11/37	200,000	258,143
The Travelers Companies, Inc.:
4.6% 8/1/43	205,000	220,375
5.8% 5/15/18	1,025,000	1,166,520
Unum Group 5.625% 9/15/20	3,216,000	3,683,616
		46,042,447
Real Estate Investment Trusts - 0.3%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	801,000	803,024
4.6% 4/1/22	631,000	672,036
American Campus Communities Operating Partnership LP 3.75% 4/15/23	813,000	815,142
AvalonBay Communities, Inc.:
3.625% 10/1/20	1,495,000	1,575,428
4.2% 12/15/23	3,411,000	3,650,974
Boston Properties, Inc. 3.85% 2/1/23	2,456,000	2,556,782
Camden Property Trust:
2.95% 12/15/22	954,000	930,419
4.25% 1/15/24	2,838,000	3,004,477
DDR Corp.:
4.75% 4/15/18	1,652,000	1,790,158
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
DDR Corp.: - continued
7.5% 4/1/17	$ 663,000	$ 758,309
9.625% 3/15/16	1,821,000	2,059,400
Developers Diversified Realty Corp. 4.625% 7/15/22	1,599,000	1,714,043
Duke Realty LP:
3.625% 4/15/23	1,382,000	1,377,108
3.875% 10/15/22	2,108,000	2,162,991
4.375% 6/15/22	1,237,000	1,308,678
5.5% 3/1/16	1,275,000	1,356,815
5.95% 2/15/17	389,000	429,023
6.5% 1/15/18	1,281,000	1,456,644
Equity One, Inc.:
3.75% 11/15/22	3,200,000	3,214,650
5.375% 10/15/15	203,000	212,868
6% 9/15/17	886,000	984,626
6.25% 1/15/17	646,000	712,331
Federal Realty Investment Trust:
5.9% 4/1/20	351,000	408,305
6.2% 1/15/17	307,000	342,241
Government Properties Income Trust 3.75% 8/15/19	4,010,000	4,044,995
Health Care REIT, Inc.:
2.25% 3/15/18	1,069,000	1,083,061
4.7% 9/15/17	437,000	476,590
Highwoods/Forsyth LP 3.2% 6/15/21	2,263,000	2,247,623
HRPT Properties Trust:
5.75% 11/1/15	564,000	579,139
6.65% 1/15/18	809,000	897,098
Lexington Corporate Properties Trust 4.4% 6/15/24	1,319,000	1,342,268
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (e)	1,152,000	1,190,004
Retail Opportunity Investments Partnership LP 5% 12/15/23	626,000	673,869
Simon Property Group LP 4.125% 12/1/21	1,213,000	1,318,981
United Dominion Realty Trust, Inc. 5.25% 1/15/15	439,000	446,575
Weingarten Realty Investors 3.375% 10/15/22	472,000	474,999
WP Carey, Inc. 4.6% 4/1/24	7,436,000	7,768,523
		56,840,197
Real Estate Management & Development - 0.3%
BioMed Realty LP:
2.625% 5/1/19	1,292,000	1,292,371
3.85% 4/15/16	1,500,000	1,568,127
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
BioMed Realty LP: - continued
4.25% 7/15/22	$ 975,000	$ 1,014,037
6.125% 4/15/20	473,000	546,892
Brandywine Operating Partnership LP:
3.95% 2/15/23	2,536,000	2,570,999
4.95% 4/15/18	2,322,000	2,515,406
5.7% 5/1/17	567,000	620,523
7.5% 5/15/15	324,000	338,713
Digital Realty Trust LP 4.5% 7/15/15	1,675,000	1,712,408
ERP Operating LP:
2.375% 7/1/19	2,474,000	2,487,444
4.625% 12/15/21	2,855,000	3,167,508
4.75% 7/15/20	3,056,000	3,414,111
Essex Portfolio LP 3.875% 5/1/24	2,685,000	2,746,562
Liberty Property LP:
3.375% 6/15/23	4,307,000	4,230,331
4.125% 6/15/22	1,061,000	1,112,949
4.75% 10/1/20	2,674,000	2,896,672
5.5% 12/15/16	799,000	869,894
6.625% 10/1/17	938,000	1,068,422
Mack-Cali Realty LP:
2.5% 12/15/17	1,744,000	1,762,097
3.15% 5/15/23	3,436,000	3,121,091
4.5% 4/18/22	644,000	654,166
Mid-America Apartments LP:
4.3% 10/15/23	666,000	703,034
5.5% 10/1/15	1,516,000	1,591,009
6.05% 9/1/16	1,122,000	1,220,882
Post Apartment Homes LP 3.375% 12/1/22	1,800,000	1,770,905
Reckson Operating Partnership LP 6% 3/31/16	310,000	331,404
Regency Centers LP 5.25% 8/1/15	950,000	988,890
Tanger Properties LP:
3.875% 12/1/23	1,492,000	1,529,831
6.125% 6/1/20	1,439,000	1,676,694
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	970,000	1,039,841
		50,563,213
TOTAL FINANCIALS		588,679,740
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - 0.3%
Biotechnology - 0.1%
Amgen, Inc.:
3.45% 10/1/20	$ 410,000	$ 427,275
3.625% 5/22/24	505,000	513,591
4.5% 3/15/20	1,500,000	1,644,038
5.85% 6/1/17	145,000	162,176
Genentech, Inc. 4.75% 7/15/15	800,000	830,278
Gilead Sciences, Inc.:
4.4% 12/1/21	340,000	375,618
4.5% 4/1/21	415,000	464,017
4.8% 4/1/44	330,000	363,164
		4,780,157
Health Care Equipment & Supplies - 0.0%
Baxter International, Inc. 3.2% 6/15/23	340,000	341,183
Becton, Dickinson & Co. 5% 5/15/19	650,000	733,652
Medtronic, Inc.:
1.375% 4/1/18	350,000	347,596
3.625% 3/15/24	215,000	223,376
4.45% 3/15/20	235,000	261,055
		1,906,862
Health Care Providers & Services - 0.1%
Aetna, Inc. 3.95% 9/1/20	925,000	996,360
Ascension Health 4.847% 11/15/53	250,000	285,318
Cardinal Health, Inc. 4.625% 12/15/20	200,000	221,631
Catholic Health Initiatives 4.2% 8/1/23	400,000	424,242
Cigna Corp.:
4% 2/15/22	360,000	382,960
4.375% 12/15/20	305,000	332,971
5.125% 6/15/20	560,000	631,465
5.375% 2/15/42	125,000	144,954
Coventry Health Care, Inc. 5.45% 6/15/21	400,000	467,100
Express Scripts Holding Co. 4.75% 11/15/21	4,758,000	5,292,204
McKesson Corp.:
4.75% 3/1/21	90,000	101,187
7.5% 2/15/19	660,000	806,007
Medco Health Solutions, Inc. 4.125% 9/15/20	1,049,000	1,124,227
NYU Hospitals Center 5.75% 7/1/43	185,000	221,614
UnitedHealth Group, Inc.:
2.75% 2/15/23	412,000	403,212
2.875% 3/15/23	4,420,000	4,384,225
Nonconvertible Bonds - continued
	Principal Amount	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
UnitedHealth Group, Inc.: - continued
4.7% 2/15/21	$ 240,000	$ 269,389
4.875% 3/15/15	500,000	511,990
6.875% 2/15/38	125,000	174,524
WellPoint, Inc.:
3.125% 5/15/22	370,000	370,541
3.3% 1/15/23	3,395,000	3,404,021
3.7% 8/15/21	565,000	592,304
		21,542,446
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	928,000	980,316
Pharmaceuticals - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	2,480,000	2,492,658
2.9% 11/6/22	421,000	413,963
Actavis Funding SCS 2.45% 6/15/19 (e)	295,000	294,028
Johnson & Johnson 5.15% 7/15/18	340,000	386,505
Merck & Co., Inc.:
2.4% 9/15/22	1,275,000	1,240,061
3.875% 1/15/21	800,000	870,072
Mylan, Inc. 2.55% 3/28/19	150,000	150,751
Novartis Capital Corp. 4.4% 5/6/44	425,000	458,864
Teva Pharmaceutical Finance Co. BV 2.95% 12/18/22	350,000	339,113
Watson Pharmaceuticals, Inc.:
1.875% 10/1/17	829,000	832,478
6.125% 8/15/19	725,000	847,927
Zoetis, Inc.:
3.25% 2/1/23	5,975,000	5,977,982
4.7% 2/1/43	675,000	702,692
		15,007,094
TOTAL HEALTH CARE		44,216,875
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.0%
General Dynamics Corp. 2.25% 11/15/22	400,000	381,763
Honeywell International, Inc. 5.375% 3/1/41	100,000	122,241
Lockheed Martin Corp.:
4.07% 12/15/42	175,000	173,773
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
Lockheed Martin Corp.: - continued
4.25% 11/15/19	$ 725,000	$ 797,848
Precision Castparts Corp. 2.5% 1/15/23	200,000	193,903
The Boeing Co. 4.875% 2/15/20	650,000	738,854
United Technologies Corp. 6.125% 2/1/19	300,000	352,611
		2,760,993
Air Freight & Logistics - 0.0%
United Parcel Service, Inc.:
3.125% 1/15/21	370,000	387,453
5.125% 4/1/19	775,000	878,798
		1,266,251
Airlines - 0.0%
Continental Airlines, Inc.:
4.15% 4/11/24	1,045,859	1,087,694
6.545% 8/2/20	224,577	249,842
6.795% 2/2/20	36,698	38,670
Delta Air Lines, Inc. pass-thru trust certificates 6.821% 8/10/22	176,131	206,743
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	406,215	439,220
8.36% 1/20/19	1,384,665	1,536,978
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27	205,000	213,713
		3,772,860
Commercial Services & Supplies - 0.0%
Republic Services, Inc. 5.5% 9/15/19	325,000	372,917
Waste Management, Inc. 4.75% 6/30/20	290,000	323,423
WMX Technologies, Inc. 4.6% 3/1/21	525,000	585,591
		1,281,931
Industrial Conglomerates - 0.0%
Covidien International Finance SA 2.95% 6/15/23	120,000	118,124
Machinery - 0.0%
Caterpillar, Inc. 3.9% 5/27/21	1,650,000	1,787,118
Cummins, Inc. 4.875% 10/1/43	50,000	56,652
Deere & Co.:
2.6% 6/8/22	800,000	788,721
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Machinery - continued
Deere & Co.: - continued
3.9% 6/9/42	$ 250,000	$ 247,399
Xylem, Inc. 4.875% 10/1/21	525,000	576,334
		3,456,224
Road & Rail - 0.0%
Burlington Northern Santa Fe LLC 4.1% 6/1/21	950,000	1,031,256
Canadian National Railway Co. 2.85% 12/15/21	600,000	612,155
CSX Corp. 6.25% 3/15/18	400,000	462,059
Norfolk Southern Corp. 5.9% 6/15/19	2,075,000	2,409,563
Union Pacific Corp.:
4% 2/1/21	350,000	383,664
4.3% 6/15/42	100,000	103,845
		5,002,542
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
3.875% 4/1/21	3,700,000	3,737,000
4.75% 3/1/20	3,227,000	3,436,755
		7,173,755
Transportation Infrastructure - 0.0%
BNSF Funding Trust I 6.613% 12/15/55 (h)	755,000	846,793
TOTAL INDUSTRIALS		25,679,473
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Cisco Systems, Inc.:
2.9% 3/4/21	150,000	153,561
4.45% 1/15/20	850,000	944,506
4.95% 2/15/19	550,000	619,125
		1,717,192
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA:
2.375% 12/17/18	693,000	699,249
6.55% 10/1/17	612,000	701,086
		1,400,335
IT Services - 0.0%
IBM Corp. 3.375% 8/1/23	315,000	323,595
Nonconvertible Bonds - continued
	Principal Amount	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
MasterCard, Inc. 3.375% 4/1/24	$ 470,000	$ 480,901
Xerox Corp. 2.95% 3/15/17	600,000	624,196
		1,428,692
Semiconductors & Semiconductor Equipment - 0.0%
Intel Corp. 1.35% 12/15/17	900,000	899,300
Software - 0.1%
Microsoft Corp.:
2.5% 2/8/16	700,000	721,107
3% 10/1/20	470,000	491,725
Oracle Corp.:
2.5% 10/15/22	1,400,000	1,362,414
2.8% 7/8/21	765,000	770,353
		3,345,599
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc. 2.85% 5/6/21	2,160,000	2,199,226
Hewlett-Packard Co. 4.3% 6/1/21	500,000	538,341
		2,737,567
TOTAL INFORMATION TECHNOLOGY		11,528,685
MATERIALS - 0.4%
Chemicals - 0.1%
Agrium, Inc. 4.9% 6/1/43	225,000	238,221
E.I. du Pont de Nemours & Co.:
2.8% 2/15/23	425,000	419,224
6% 7/15/18	950,000	1,102,768
Ecolab, Inc. 4.35% 12/8/21	300,000	329,047
LYB International Finance BV 4% 7/15/23	190,000	200,996
LyondellBasell Industries NV 6% 11/15/21	1,110,000	1,326,854
Monsanto Co.:
4.2% 7/15/34	60,000	62,329
4.7% 7/15/64	145,000	150,958
Praxair, Inc. 4.5% 8/15/19	220,000	243,885
The Dow Chemical Co.:
4.125% 11/15/21	3,812,000	4,083,296
4.25% 11/15/20	3,430,000	3,738,923
		11,896,501
Construction Materials - 0.0%
CRH America, Inc. 6% 9/30/16	595,000	653,077
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Containers & Packaging - 0.0%
Rock-Tenn Co. 4.9% 3/1/22	$ 185,000	$ 201,749
Metals & Mining - 0.3%
Anglo American Capital PLC 4.125% 4/15/21 (e)	4,013,000	4,142,893
Barrick Gold Corp.:
3.85% 4/1/22	1,931,000	1,959,758
4.1% 5/1/23	30,839,000	31,280,244
Barrick PD Australia Finance Pty Ltd. 4.95% 1/15/20	350,000	387,166
BHP Billiton Financial (U.S.A.) Ltd.:
5% 9/30/43	195,000	223,127
6.5% 4/1/19	425,000	508,964
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	1,810,000	1,894,916
4.25% 7/17/42 (e)	701,000	661,566
4.5% 8/13/23 (e)	1,153,000	1,241,775
5.625% 10/18/43 (e)	3,102,000	3,581,724
Freeport-McMoRan Copper & Gold, Inc.:
3.875% 3/15/23	9,593,000	9,737,298
5.45% 3/15/43	300,000	324,428
Rio Tinto Finance (U.S.A.) Ltd. 3.5% 11/2/20	425,000	446,803
Rio Tinto Finance (U.S.A.) PLC 1.375% 6/17/16	560,000	565,644
Teck Resources Ltd. 6.25% 7/15/41	160,000	176,921
Vale Overseas Ltd. 6.875% 11/10/39	100,000	119,529
		57,252,756
Paper & Forest Products - 0.0%
International Paper Co. 4.75% 2/15/22	1,560,000	1,724,611
TOTAL MATERIALS		71,728,694
TELECOMMUNICATION SERVICES - 1.1%
Diversified Telecommunication Services - 1.1%
AT&T, Inc.:
2.3% 3/11/19	50,000,000	50,508,250
3.875% 8/15/21	2,475,000	2,641,275
4.8% 6/15/44	865,000	905,549
5.35% 9/1/40	165,000	184,680
6.3% 1/15/38	2,523,000	3,153,240
BellSouth Capital Funding Corp. 7.875% 2/15/30	56,000	76,306
British Telecommunications PLC:
2.35% 2/14/19	275,000	277,863
9.625% 12/15/30	275,000	444,184
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
CenturyLink, Inc.:
5.15% 6/15/17	$ 214,000	$ 228,445
6% 4/1/17	534,000	578,055
6.15% 9/15/19	2,129,000	2,325,933
Embarq Corp.:
7.082% 6/1/16	1,743,000	1,917,373
7.995% 6/1/36	8,614,000	9,689,802
Verizon Communications, Inc.:
3.45% 3/15/21	10,081,000	10,456,144
4.5% 9/15/20	38,080,000	41,841,314
5.012% 8/21/54 (e)	30,880,000	32,254,222
6% 4/1/41	500,000	600,461
6.1% 4/15/18	4,623,000	5,316,598
6.55% 9/15/43	30,776,000	39,675,219
		203,074,913
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV:
3.125% 7/16/22	1,527,000	1,515,302
5% 3/30/20	1,175,000	1,300,279
Rogers Communications, Inc.:
3% 3/15/23	150,000	145,230
6.8% 8/15/18	200,000	236,232
		3,197,043
TOTAL TELECOMMUNICATION SERVICES		206,271,956
UTILITIES - 0.5%
Electric Utilities - 0.3%
Alabama Power Co. 3.85% 12/1/42	500,000	492,761
American Electric Power Co., Inc.:
1.65% 12/15/17	275,000	276,013
2.95% 12/15/22	984,000	971,630
Baltimore Gas & Electric Co. 3.35% 7/1/23	220,000	226,565
Cleveland Electric Illuminating Co. 5.7% 4/1/17	851,000	925,533
Duke Energy Carolinas LLC:
4.25% 12/15/41	400,000	415,013
6.1% 6/1/37	575,000	729,866
Duke Energy Corp. 2.1% 6/15/18	1,559,000	1,572,395
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	$ 3,202,000	$ 3,765,097
6.4% 9/15/20 (e)	3,844,000	4,548,940
Edison International 3.75% 9/15/17	940,000	999,752
Entergy Corp. 5.125% 9/15/20	545,000	606,392
FirstEnergy Corp.:
2.75% 3/15/18	4,091,000	4,137,339
4.25% 3/15/23	12,580,000	12,684,678
7.375% 11/15/31	7,945,000	9,655,471
FirstEnergy Solutions Corp. 6.05% 8/15/21	5,744,000	6,384,582
LG&E and KU Energy LLC:
2.125% 11/15/15	1,070,000	1,083,959
3.75% 11/15/20	686,000	721,892
Northeast Utilities 1.45% 5/1/18	774,000	766,528
Northern States Power Co. 6.25% 6/1/36	370,000	500,948
Pacific Gas & Electric Co.:
5.125% 11/15/43	175,000	201,371
6.05% 3/1/34	675,000	846,632
PacifiCorp 5.75% 4/1/37	400,000	509,328
Pennsylvania Electric Co. 6.05% 9/1/17	1,245,000	1,401,036
PPL Capital Funding, Inc. 3.4% 6/1/23	1,676,000	1,692,023
Progress Energy, Inc.:
4.4% 1/15/21	2,710,000	3,000,526
4.875% 12/1/19	450,000	505,374
Southern California Edison Co. 4.65% 10/1/43	775,000	864,411
Virginia Electric & Power Co. 6% 5/15/37	300,000	386,713
		60,872,768
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	732,000	812,375
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	527,000	564,222
		1,376,597
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.5341% 9/30/66 (h)	4,583,000	4,234,078
5.2% 8/15/19	1,475,000	1,678,122
7.5% 6/30/66 (h)	924,000	999,768
NiSource Finance Corp.:
4.45% 12/1/21	820,000	889,471
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
NiSource Finance Corp.: - continued
4.8% 2/15/44	$ 310,000	$ 317,094
5.25% 2/15/43	2,232,000	2,438,344
5.45% 9/15/20	3,370,000	3,835,987
5.65% 2/1/45	190,000	219,775
5.8% 2/1/42	4,508,000	5,243,895
5.95% 6/15/41	1,711,000	2,039,883
Puget Energy, Inc.:
6% 9/1/21	4,353,000	5,115,672
6.5% 12/15/20	1,405,000	1,680,575
Sempra Energy 2.3% 4/1/17	2,249,000	2,304,438
Wisconsin Energy Corp. 6.25% 5/15/67 (h)	1,012,000	1,051,215
		32,048,317
TOTAL UTILITIES		94,297,682
TOTAL NONCONVERTIBLE BONDS (Cost $1,365,670,561)		1,439,150,408
U.S. Government and Government Agency Obligations - 7.8%

U.S. Government Agency Obligations - 0.1%
Fannie Mae:
0.875% 10/26/17	1,015,000	1,006,639
0.875% 5/21/18	545,000	534,682
1% 9/27/17	1,105,000	1,101,558
1.625% 11/27/18	1,115,000	1,116,986
1.75% 6/20/19	755,000	754,889
1.75% 9/12/19	330,000	328,765
1.875% 9/18/18	2,890,000	2,930,058
1.875% 2/19/19	40,000	40,403
4.375% 10/15/15	640,000	669,606
5.375% 6/12/17	445,000	498,534
Federal Farm Credit Bank 5.125% 8/25/16	350,000	380,934
Freddie Mac:
0.625% 11/1/16	460,000	459,646
0.75% 1/12/18	2,520,000	2,477,475
0.875% 10/14/16	945,000	948,909
0.875% 3/7/18	1,505,000	1,481,122
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Government Agency Obligations - continued
Freddie Mac: - continued
1% 9/29/17	$ 705,000	$ 702,920
1.25% 8/1/19	275,000	268,309
2.375% 1/13/22	5,130,000	5,157,328
Tennessee Valley Authority:
3.875% 2/15/21	280,000	308,383
5.25% 9/15/39	670,000	835,914
5.5% 7/18/17	210,000	236,343
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		22,239,403
U.S. Treasury Obligations - 7.7%
U.S. Treasury Bonds:
2.75% 8/15/42	3,295,000	3,096,272
3.125% 8/15/44	85,982,000	86,774,668
3.375% 5/15/44	12,170,000	12,884,988
3.5% 2/15/39	14,385,000	15,666,157
3.625% 2/15/44	3,960,000	4,387,557
6.25% 5/15/30	4,615,000	6,716,265
U.S. Treasury Notes:
0.25% 12/15/15	8,615,000	8,617,688
0.375% 8/31/15	3,615,000	3,624,319
0.5% 8/31/16 (f)	253,153,000	253,172,746
0.625% 11/15/16	8,830,000	8,830,689
0.625% 5/31/17	12,385,000	12,303,730
0.625% 8/31/17	5,585,000	5,525,659
0.625% 9/30/17	1,200,000	1,185,563
0.875% 11/30/16	4,050,000	4,071,198
0.875% 7/15/17 (i)	373,891,000	373,452,800
0.875% 8/15/17	452,852,000	452,073,547
0.875% 1/31/18	4,425,000	4,381,095
1% 8/31/16	5,785,000	5,840,588
1% 9/30/16	1,530,000	1,543,507
1% 10/31/16	13,915,000	14,031,315
1% 3/31/17	15,335,000	15,415,263
1.25% 11/30/18	16,175,000	16,029,684
1.375% 11/30/15	15,685,000	15,912,919
1.5% 6/30/16	19,090,000	19,451,660
1.5% 8/31/18	10,795,000	10,841,386
1.625% 4/30/19	1,670,000	1,673,262
1.625% 6/30/19	1,000	1,001
1.625% 7/31/19	1,375,000	1,375,107
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 5/31/16	$ 5,690,000	$ 5,820,916
1.875% 9/30/17	3,295,000	3,379,434
2% 11/30/20	10,840,000	10,884,032
2.125% 8/31/20	1,080,000	1,095,272
2.25% 3/31/21	6,895,000	7,006,506
2.375% 7/31/17	3,495,000	3,638,078
2.375% 5/31/18	5,225,000	5,429,512
2.375% 8/15/24	485,000	486,364
2.5% 8/15/23	10,930,000	11,138,348
2.625% 1/31/18	1,010,000	1,058,843
3.5% 2/15/18	6,605,000	7,120,500
TOTAL U.S. TREASURY OBLIGATIONS		1,415,938,438
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,432,133,068)		1,438,177,841
U.S. Government Agency - Mortgage Securities - 8.3%

Fannie Mae - 6.6%
2.053% 6/1/36 (h)	29,804	31,956
2.45% 2/1/35 (h)	491,460	526,937
2.458% 7/1/37 (h)	58,221	62,424
2.5% 9/1/27 to 8/1/43	11,376,016	11,323,477
2.5% 9/1/29 (f)	1,000,000	1,013,086
2.5% 9/1/44 (f)	1,500,000	1,438,359
2.5% 9/1/44 (f)	1,400,000	1,342,469
3% 5/1/27 to 1/1/44	111,973,676	111,975,097
3% 9/1/29 (f)	1,000,000	1,036,562
3% 9/1/29 (f)	1,000,000	1,036,562
3% 9/1/44 (f)	79,700,000	79,320,182
3% 9/1/44 (f)	42,300,000	42,098,415
3% 10/1/44 (f)	500,000	496,152
3.5% 9/1/26 to 8/1/43	36,346,911	37,670,595
3.5% 9/1/29 (f)	12,400,000	13,097,139
3.5% 9/1/44 (f)	500,000	514,666
3.5% 9/1/44 (f)	12,800,000	13,175,441
3.5% 9/1/44 (f)	5,700,000	5,867,188
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
3.5% 9/1/44 (f)	$ 4,800,000	$ 4,940,790
3.5% 9/1/44 (f)	52,900,000	54,451,626
3.5% 9/1/44 (f)	28,700,000	29,541,808
3.5% 9/1/44 (f)	41,300,000	42,511,383
4% 9/1/26 to 1/1/44	64,701,525	68,793,772
4% 9/1/29 (f)	2,000,000	2,116,487
4% 9/1/44 (f)(g)	500,000	529,711
4% 9/1/44 (f)	11,500,000	12,183,343
4% 9/1/44 (f)	1,500,000	1,589,132
4% 9/1/44 (f)	75,700,000	80,198,177
4% 9/1/44 (f)	39,700,000	42,059,018
4% 9/1/44 (f)	42,400,000	44,919,455
4% 9/1/44 (f)	9,800,000	10,382,327
4% 9/1/44 (f)	2,400,000	2,542,611
4% 10/1/44 (f)	7,000,000	7,391,339
4% 10/1/44 (f)	14,300,000	15,099,449
4% 10/1/44 (f)	21,100,000	22,279,606
4% 10/1/44 (f)	500,000	527,953
4% 10/1/44 (f)	42,100,000	44,453,622
4% 10/1/44 (f)	42,400,000	44,770,393
4.5% 6/1/24 to 3/1/44	42,283,978	45,832,031
4.5% 9/1/44 (f)	500,000	539,877
4.5% 9/1/44 (f)	1,500,000	1,619,632
4.5% 9/1/44 (f)	2,000,000	2,159,509
4.5% 9/1/44 (f)	500,000	539,877
4.5% 9/1/44 (f)	39,500,000	42,650,303
4.5% 9/1/44 (f)	17,800,000	19,219,630
4.5% 9/1/44 (f)	23,700,000	25,590,182
4.5% 10/1/44 (f)	40,700,000	43,837,901
4.5% 10/1/44 (f)	3,500,000	3,769,844
5% 6/1/20 to 10/1/41	7,917,490	8,740,394
5% 9/1/44 (f)	2,000,000	2,205,561
5% 9/1/44 (f)	10,900,000	12,020,310
5% 9/1/44 (f)	11,900,000	13,123,090
5% 10/1/44 (f)	3,000,000	3,302,483
5.5% 7/1/28 to 9/1/39	19,805,038	22,159,396
5.5% 9/1/44 (f)	2,000,000	2,224,453
5.5% 9/1/44 (f)	3,000,000	3,336,679
5.5% 9/1/44 (f)	4,000,000	4,448,906
5.5% 9/1/44 (f)	30,100,000	33,478,015
5.5% 9/1/44 (f)	18,400,000	20,464,966
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
5.5% 10/1/44 (f)	$ 24,500,000	$ 27,207,439
6% 3/1/22 to 1/1/42	20,100,561	22,715,792
6.5% 2/1/36	16,171	18,307
TOTAL FANNIE MAE		1,214,513,286
Freddie Mac - 0.9%
2.5% 3/1/28 to 1/1/43	1,636,985	1,642,149
3% 10/1/28 to 8/1/43	23,385,124	23,556,580
3% 8/1/29	1,000,000	1,038,594
3.068% 10/1/35 (h)	37,732	40,456
3.5% 1/1/26 to 8/1/44	47,925,362	49,356,622
4% 6/1/24 to 1/1/44	28,434,875	30,166,261
4.5% 7/1/25 to 3/1/44	25,178,669	27,336,711
4.5% 9/1/44 (f)	500,000	539,721
5% 10/1/33 to 9/1/40	11,267,603	12,461,203
5.5% 3/1/34 to 7/1/35	2,437,613	2,729,079
6% 7/1/37 to 9/1/38	1,090,779	1,227,061
6.5% 9/1/39	2,489,680	2,791,567
TOTAL FREDDIE MAC		152,886,004
Ginnie Mae - 0.8%
3% 8/20/42 to 7/20/44	9,183,909	9,323,258
3% 9/1/44 (f)	3,600,000	3,648,094
3% 9/1/44 (f)	2,700,000	2,736,070
3% 9/1/44 (f)	900,000	912,023
3.5% 11/15/41 to 1/20/44	32,389,668	33,734,383
3.5% 9/1/44 (f)	500,000	519,900
3.5% 9/1/44 (f)	1,000,000	1,039,800
3.5% 9/1/44 (f)	3,400,000	3,535,320
3.5% 9/1/44 (f)	3,000,000	3,119,400
4% 8/15/40 to 6/20/44	27,897,756	29,802,337
4% 9/1/44 (f)	1,000,000	1,065,202
4% 9/1/44 (f)	200,000	213,040
4.5% 5/15/39 to 4/15/41	23,610,374	25,766,755
4.5% 9/1/44 (f)	3,500,000	3,804,844
5% 7/15/39 to 9/15/41	17,104,752	18,947,090
5% 9/1/44 (f)	1,500,000	1,647,140
5.5% 12/20/28 to 3/20/41	3,047,532	3,411,510
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
6% 8/15/32 to 6/15/36	$ 4,114,136	$ 4,706,211
6% 9/1/44 (f)	1,500,000	1,687,468
TOTAL GINNIE MAE		149,619,845
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,506,623,151)		1,517,019,135
Asset-Backed Securities - 0.0%

Accredited Mortgage Loan Trust Series 2005-1 Class M1, 0.625% 4/25/35 (h)	106,210	92,311
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 1.805% 3/25/34 (h)	38,097	37,882
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.205% 12/25/33 (h)	9,261	8,486
Series 2004-R2 Class M3, 0.98% 4/25/34 (h)	14,473	9,298
Series 2005-R2 Class M1, 0.605% 4/25/35 (h)	85,255	85,079
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 0.935% 3/25/34 (h)	7,674	7,288
Series 2004-W7 Class M1, 0.98% 5/25/34 (h)	204,000	197,597
Series 2006-W4 Class A2C, 0.315% 5/25/36 (h)	192,138	67,266
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.295% 12/25/36 (h)	289,000	195,930
Chase Issuance Trust Series 2012-A4 Class A4, 1.58% 8/16/21	1,200,000	1,171,351
Citibank Credit Card Issuance Trust Series 2014-A1 Class A1, 2.88% 1/23/23	700,000	717,556
Countrywide Home Loans, Inc.:
Series 2003-BC1 Class B1, 5.405% 3/25/32 (MGIC Investment Corp. Insured) (h)	4,144	3,658
Series 2004-3 Class M4, 1.61% 4/25/34 (h)	12,707	9,107
Series 2004-4 Class M2, 0.95% 6/25/34 (h)	33,761	31,875
Series 2004-7 Class AF5, 5.868% 1/25/35	1,159,042	1,189,341
Fannie Mae Series 2004-T5 Class AB3, 0.9829% 5/28/35 (h)	6,234	5,808
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 0.98% 3/25/34 (h)	2,212	2,024
Fremont Home Loan Trust Series 2005-A Class M4, 1.175% 1/25/35 (h)	55,381	31,112
Asset-Backed Securities - continued
	Principal Amount	Value
GE Business Loan Trust:
Series 2003-1 Class A, 0.585% 4/15/31 (e)(h)	$ 8,362	$ 8,079
Series 2006-2A:
Class A, 0.335% 11/15/34 (e)(h)	162,933	154,848
Class B, 0.435% 11/15/34 (e)(h)	58,933	54,220
Class C, 0.535% 11/15/34 (e)(h)	97,933	85,452
GSAMP Trust Series 2004-AR1 Class B4, 5.5% 6/25/34 (e)	65,519	3,145
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.475% 8/25/33 (h)	34,054	32,341
Series 2003-3 Class M1, 1.445% 8/25/33 (h)	81,311	78,655
Series 2003-5 Class A2, 0.855% 12/25/33 (h)	5,278	4,965
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.345% 1/25/37 (h)	231,000	143,696
JPMorgan Mortgage Acquisition Trust Series 2007-CH1 Class AV4, 0.285% 11/25/36 (h)	151,653	150,103
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.5639% 12/27/29 (h)	40,473	40,271
Series 2006-A Class 2C, 1.3839% 3/27/42 (h)	406,000	67,662
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.455% 5/25/37 (h)	74,329	738
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 0.905% 7/25/34 (h)	15,125	11,972
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.13% 7/25/34 (h)	60,571	55,443
Series 2006-FM1 Class A2B, 0.265% 4/25/37 (h)	109,127	98,216
Series 2006-OPT1 Class A1A, 0.675% 6/25/35 (h)	278,713	266,133
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 0.835% 8/25/34 (h)	9,173	8,495
Series 2004-NC8 Class M6, 2.03% 9/25/34 (h)	17,437	14,769
Series 2005-NC1 Class M1, 0.815% 1/25/35 (h)	63,951	60,719
Series 2005-NC2 Class B1, 1.91% 3/25/35 (h)	39,160	1,285
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.665% 9/25/35 (h)	229,000	212,365
Park Place Securities, Inc. Series 2004-WCW1:
Class M3, 2.03% 9/25/34 (h)	85,000	76,122
Class M4, 2.33% 9/25/34 (h)	109,000	66,849
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 0.955% 4/25/33 (h)	815	766
Asset-Backed Securities - continued
	Principal Amount	Value
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.1806% 6/15/33 (h)	$ 146,099	$ 140,831
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.015% 9/25/34 (h)	4,618	4,150
TOTAL ASSET-BACKED SECURITIES (Cost $5,199,019)		5,705,259
Collateralized Mortgage Obligations - 0.0%

Private Sponsor - 0.0%
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.5706% 10/25/34 (h)	93,594	93,621
Granite Master Issuer PLC floater:
Series 2006-4:
Class B1, 0.3355% 12/20/54 (h)	682,000	661,335
Class M1, 0.4955% 12/20/54 (h)	179,000	173,111
Series 2007-1:
Class 1M1, 0.4555% 12/20/54 (h)	226,000	219,243
Class 2M1, 0.6555% 12/20/54 (h)	290,000	283,185
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.4718% 8/25/36 (h)	190,683	163,119
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.365% 5/25/47 (h)	81,338	67,709
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.325% 2/25/37 (h)	143,417	130,051
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.445% 7/25/35 (h)	213,493	203,815
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.507% 6/10/35 (e)(h)	72,364	66,332
Class B6, 3.007% 6/10/35 (e)(h)	95,983	89,139
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.2054% 7/20/34 (h)	4,283	4,128
Structured Asset Securities Corp. Series 2003-15A Class 4A, 2.5124% 4/25/33 (h)	27,407	27,461
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,848,430)		2,182,249
Commercial Mortgage Securities - 1.7%
	Principal Amount	Value
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2005-3 Class A4, 4.668% 7/10/43	$ 2,332,000	$ 2,381,124
Series 2006-2 Class AAB, 5.7129% 5/10/45 (h)	77,414	78,590
Series 2006-3 Class A4, 5.889% 7/10/44	3,000,369	3,207,419
Series 2006-4 Class A4, 5.634% 7/10/46	1,934,286	2,051,918
Series 2006-6 Class A3, 5.369% 10/10/45	554,000	564,541
Series 2005-3 Class A3B, 5.09% 7/10/43 (h)	860,000	875,035
Series 2006-6 Class E, 5.619% 10/10/45 (e)	160,000	20,292
Series 2007-3:
Class A3, 5.5647% 6/10/49 (h)	332,766	332,298
Class A4, 5.5647% 6/10/49 (h)	577,000	629,025
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 0.555% 11/25/35 (e)(h)	59,817	52,978
Series 2005-4A:
Class A2, 0.545% 1/25/36 (e)(h)	147,221	129,209
Class M1, 0.605% 1/25/36 (e)(h)	47,519	27,949
Series 2006-4A Class A2, 0.425% 12/25/36 (e)(h)	440,357	362,629
Series 2007-1 Class A2, 0.425% 3/25/37 (e)(h)	95,983	70,002
Series 2007-2A:
Class A1, 0.425% 7/25/37 (e)(h)	272,591	236,602
Class A2, 0.475% 7/25/37 (e)(h)	255,217	185,688
Class M1, 0.525% 7/25/37 (e)(h)	86,870	25,999
Class M4, 0.805% 7/25/37 (e)(h)	25,382	512
Series 2007-3:
Class A2, 0.445% 7/25/37 (e)(h)	91,383	66,370
Class M1, 0.465% 7/25/37 (e)(h)	48,429	31,122
Class M2, 0.495% 7/25/37 (e)(h)	51,798	29,566
Class M3, 0.525% 7/25/37 (e)(h)	82,961	31,016
Class M4, 0.655% 7/25/37 (e)(h)	130,968	28,383
Class M5, 0.755% 7/25/37 (e)(h)	63,434	10,297
Bear Stearns Commercial Mortgage Securities Trust:
Series 2005-T20 Class A4B, 5.1368% 10/12/42 (h)	700,000	728,029
Series 2006-T22 Class A4, 5.5723% 4/12/38 (h)	33,665	35,487
C-BASS Trust floater Series 2006-SC1 Class A, 0.425% 5/25/36 (e)(h)	74,405	72,343
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.7096% 12/10/49 (h)	3,500,000	3,858,246
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4:
Class A3, 5.293% 12/11/49	180,303	182,980
Class A4, 5.322% 12/11/49	2,050,000	2,210,285
Commercial Mortgage Securities - continued
	Principal Amount	Value
Cobalt CMBS Commercial Mortgage Trust Series 2007-C2 Class B, 5.617% 4/15/47 (h)	$ 310,000	$ 299,722
COMM Mortgage Trust:
sequential payer:
Series 2012-CR3 Class A3, 2.822% 10/15/45	230,000	227,903
Series 2013-CR8 Class A4, 3.334% 6/10/46	500,000	509,046
Series 2013-CR12 Class A4, 4.046% 10/10/46	700,000	743,404
Series 2014-CR15 Class A2, 2.968% 2/10/47	1,270,000	1,308,104
Credit Suisse Commercial Mortgage Trust:
sequential payer Series 2007-C3 Class A4, 5.7022% 6/15/39 (h)	4,541,125	4,888,421
Series 2007-C5 Class A4, 5.695% 9/15/40 (h)	251,000	274,771
Credit Suisse First Boston Mortgage Capital Certificates floater Series 2007-TF2A Class B, 0.505% 4/15/22 (e)(h)	988,000	968,460
Credit Suisse First Boston Mortgage Securities Corp.:
sequential payer Series 2005-C2 Class A4, 4.832% 4/15/37	400,000	406,122
Series 2006-C1 Class AM, 5.4627% 2/15/39 (h)	965,000	1,018,691
Credit Suisse Mortgage Capital Certificates:
floater Series 2007-TFL1 Class F, 0.475% 2/15/22 (e)(h)	8,780	8,779
Series 2007-C1 Class B, 5.487% 2/15/40 (e)(h)	420,000	52,531
Freddie Mac sequential payer Series K029 Class A2, 3.32% 2/25/23 (h)	1,500,000	1,570,683
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	617,000	665,295
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	14,516,000	15,705,760
GS Mortgage Securities Corp. Trust Series 2013-C, 2.974% 1/10/30 (e)	720,000	726,623
GS Mortgage Securities Trust:
sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	1,422,117	1,530,160
Series 2014-GC18, 2.924% 1/10/47	800,000	826,447
Series 2014-GC22 Class A3, 3.516% 6/10/47	800,000	823,243
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	760,000	774,500
Class DFX, 4.4065% 11/5/30 (e)	7,193,000	7,364,257
JPMBB Commercial Mortgage Securities Trust sequential payer Series 2014-C21 Class A3, 3.4353% 8/15/47	1,900,000	1,957,395
Commercial Mortgage Securities - continued
	Principal Amount	Value
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2006-FL2A:
Class F, 0.485% 11/15/18 (e)(h)	$ 57,563	$ 55,961
Class G, 0.515% 11/15/18 (e)(h)	49,865	47,232
Series 2014-BXH:
Class C, 1.806% 4/15/27 (e)(h)	1,239,000	1,239,120
Class D, 2.406% 4/15/27 (e)(h)	2,642,000	2,642,254
sequential payer:
Series 2006-CB17:
Class A3, 5.45% 12/12/43	13,302	13,282
Class A4, 5.429% 12/12/43	2,540,000	2,712,217
Series 2007-CB18 Class A4, 5.44% 6/12/47	25,730,673	27,827,878
Series 2007-CB20 Class A4, 5.794% 2/12/51	10,000,000	10,977,820
Series 2007-LD11 Class A4, 5.805% 6/15/49 (h)	44,825,239	48,742,337
Series 2007-LDPX Class A3, 5.42% 1/15/49	1,098,343	1,188,856
Series 2005-LDP4 Class AM, 4.999% 10/15/42 (h)	570,000	590,546
Series 2007-CB19:
Class B, 5.7029% 2/12/49 (h)	24,000	8,838
Class C, 5.7029% 2/12/49 (h)	62,000	13,810
Class D, 5.7029% 2/12/49 (h)	65,000	9,881
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (h)	23,000	2,764
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (h)	2,110,000	2,318,970
LB-UBS Commercial Mortgage Trust sequential payer Series 2006-C7 Class A2, 5.3% 11/15/38	143,134	147,331
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.4208% 1/12/44 (e)(h)	241,000	229,401
Series 2006-C1 Class AM, 5.6733% 5/12/39 (h)	820,000	872,634
Series 2007-C1 Class A4, 5.8385% 6/12/50 (h)	7,022,000	7,764,591
Series 2008-C1 Class A4, 5.69% 2/12/51	576,216	638,119
Merrill Lynch-CFC Commercial Mortgage Trust:
floater Series 2006-4 Class A2FL, 0.276% 12/12/49 (h)	13,741	13,738
sequential payer:
Series 2006-4:
Class A3, 5.172% 12/12/49 (h)	12,020,000	12,846,820
Class ASB, 5.133% 12/12/49 (h)	92,311	94,888
Series 2007-6 Class A4, 5.485% 3/12/51 (h)	2,446,000	2,656,884
Series 2007-7 Class A4, 5.7432% 6/12/50 (h)	1,504,000	1,643,874
Series 2006-1 Class AM, 5.5168% 2/12/39 (h)	970,000	1,024,456
Series 2007-6 Class B, 5.635% 3/12/51 (h)	277,000	85,517
Series 2007-7 Class B, 5.7432% 6/12/50 (h)	356,000	14,163
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust: - continued
Series 2007-8 Class A3, 5.8831% 8/12/49 (h)	$ 239,000	$ 263,053
Morgan Stanley BAML Trust:
Series 2014-C14 Class A2, 3.077% 2/15/47	2,500,000	2,573,898
Series 2014-C17 Class A2, 3.119% 8/15/47	1,700,000	1,760,195
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.355% 7/15/19 (e)(h)	57,391	51,652
Series 2007-XLFA:
Class C, 0.315% 10/15/20 (e)(h)	159,000	158,396
Class D, 0.345% 10/15/20 (e)(h)	107,000	106,183
Class E, 0.405% 10/15/20 (e)(h)	134,000	132,504
Series 2006-T23 Class A3, 5.8054% 8/12/41 (h)	121,524	121,502
Series 2007-HQ12 Class A4, 5.5923% 4/12/49 (h)	1,466,000	1,531,929
Series 2007-IQ14:
Class A4, 5.692% 4/15/49 (h)	4,221,000	4,611,383
Class B, 5.722% 4/15/49 (h)	68,000	14,436
Wachovia Bank Commercial Mortgage Trust:
floater:
Series 2005-C16 Class AJ, 4.896% 10/15/41 (h)	500,000	503,783
Series 2006-WL7A Class G, 0.515% 9/15/21 (e)(h)	142,552	139,751
Series 2007-WHL8 Class F, 0.635% 6/15/20 (e)(h)	686,000	659,063
sequential payer:
Series 2006-C28 Class A4, 5.572% 10/15/48	196,601	211,032
Series 2006-C29 Class A4, 5.308% 11/15/48	1,352,261	1,450,530
Series 2007-C30 Class A5, 5.342% 12/15/43	22,377,000	24,195,037
Series 2007-C31 Class A4, 5.509% 4/15/47	48,090,000	51,637,599
Series 2007-C33:
Class A4, 5.9414% 2/15/51 (h)	16,542,000	17,940,593
Class A5, 5.9414% 2/15/51 (h)	4,253,000	4,692,420
Series 2005-C19 Class B, 4.892% 5/15/44	277,000	282,217
Series 2005-C22:
Class B, 5.3703% 12/15/44 (h)	614,000	612,661
Class F, 5.3703% 12/15/44 (e)(h)	462,000	126,488
Series 2006-C27 Class A3, 5.765% 7/15/45 (h)	824,448	871,443
Series 2007-C31 Class C, 5.6724% 4/15/47 (h)	1,142,000	1,100,733
Series 2007-C31A Class A2, 5.421% 4/15/47	79,672	79,700
Series 2007-C32:
Class D, 5.7453% 6/15/49 (h)	208,000	116,860
Class E, 5.7453% 6/15/49 (h)	328,000	157,202
Commercial Mortgage Securities - continued
	Principal Amount	Value
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2013-C11 Class A4, 3.037% 3/15/45	$ 365,000	$ 365,069
Series 2014-LC14 Class A2, 2.862% 3/15/47	800,000	823,474
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $308,262,627)		304,881,219
Municipal Securities - 0.4%

Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	500,000	695,885
Beaver County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (FirstEnergy Nuclear Generation Corp. Proj.) Series 2005 A, 3.375%, tender 7/1/15 (h)	465,000	473,235
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	435,000	637,636
6.2% 3/1/19	1,340,000	1,581,870
7.3% 10/1/39	4,395,000	6,355,126
7.5% 4/1/34	2,915,000	4,260,710
7.625% 3/1/40	6,375,000	9,670,046
Chicago Gen. Oblig.:
(Taxable Proj.) Series 2010 C1, 7.781% 1/1/35	700,000	851,613
6.314% 1/1/44	17,735,000	18,791,651
Curators of the Univ. of Missouri Sys. Facilities Rev. Series 2010 A, 5.792% 11/1/41	200,000	267,970
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	92,357
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2010 A, 5.522% 10/1/44	150,000	186,878
Houston Util. Sys. Rev. 3.828% 5/15/28	200,000	213,338
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	410,000	430,422
5.1% 6/1/33	14,705,000	14,601,330
Series 2010-1, 6.63% 2/1/35	1,580,000	1,759,409
Series 2010-3:
6.725% 4/1/35	2,510,000	2,820,914
7.35% 7/1/35	810,000	947,562
Series 2011:
5.365% 3/1/17	125,000	135,715
5.665% 3/1/18	1,935,000	2,144,019
5.877% 3/1/19	2,955,000	3,305,079
Municipal Securities - continued
	Principal Amount	Value
Illinois Gen. Oblig.: - continued
Series 2013:
1.84% 12/1/16	$ 2,445,000	$ 2,461,088
3.6% 12/1/19	2,105,000	2,131,965
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	192,690
New Jersey Tpk. Auth. Tpk. Rev. Series 2010 A, 7.102% 1/1/41	1,085,000	1,560,447
Ohio State Univ. Gen. Receipts Series 2010 C, 4.91% 6/1/40	75,000	87,506
Port Auth. of New York & New Jersey:
174th Series, 4.458% 10/1/62	500,000	525,490
Series 180, 4.96% 8/1/46	180,000	208,269
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	350,000	411,877
TOTAL MUNICIPAL SECURITIES (Cost $73,760,887)		77,802,097
Foreign Government and Government Agency Obligations - 0.2%

Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	3,390,000	3,484,920
5.75% 9/26/23 (e)	3,103,000	3,374,513
Brazilian Federative Republic:
4.25% 1/7/25	3,710,000	3,858,400
8.25% 1/20/34	250,000	359,375
Chilean Republic 3.875% 8/5/20	800,000	862,000
Israeli State 4% 6/30/22	300,000	318,750
Ukraine Government 1.844% 5/16/19	265,000	264,868
United Mexican States:
3.5% 1/21/21	15,204,000	15,812,160
4.75% 3/8/44	1,000,000	1,049,000
5.625% 1/15/17	4,610,000	5,094,050
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $33,280,256)		34,478,036
Bank Notes - 0.0%

Discover Bank (Delaware) 3.2% 8/9/21 (Cost $5,700,681)	5,716,000	5,734,543
Fixed-Income Funds - 71.3%
	Shares	Value
High Yield Fixed-Income Funds - 1.0%
MainStay High Yield Corporate Bond Fund Class A	14,800,545	$ 89,691,305
T. Rowe Price High Yield Fund Advisor Class	12,314,403	89,156,275
TOTAL HIGH YIELD FIXED-INCOME FUNDS		178,847,580
Intermediate-Term Bond Funds - 70.3%
BlackRock Strategic Income Opportunities Fund Investor A	50,488,975	522,055,997
DoubleLine Total Return Bond Fund	76,844,755	845,292,302
Fidelity GNMA Fund (d)	21,639,203	250,149,191
JPMorgan Core Bond Fund Class A	123,735,592	1,456,367,921
Metropolitan West Total Return Bond Fund Class M	168,546,421	1,835,470,521
PIMCO Credit Absolute Return Fund Institutional Class	13,908,555	150,212,394
PIMCO Mortgage Opportunities Fund Institutional Class	25,130,147	279,949,833
PIMCO Total Return Fund Administrative Class	326,655,820	3,589,947,438
Prudential Total Return Bond Fund	4,095,655	59,591,777
Spartan U.S. Bond Index Fund Investor Class (d)	35,886,805	420,234,485
Templeton Global Bond Fund Class A	19,943,210	267,438,451
Voya Intermediate Bond Fund	37,134,246	375,798,569
Westcore Plus Bond Fund	24,826,260	273,833,645
Western Asset Core Bond Fund	58,929,171	726,596,679
Western Asset Core Plus Bond Fund (a)	156,880,353	1,833,931,325
TOTAL INTERMEDIATE-TERM BOND FUNDS		12,886,870,528
TOTAL FIXED-INCOME FUNDS (Cost $12,845,191,319)		13,065,718,108
Short-Term Funds - 3.6%

Short-Term Funds - 3.6%
Prudential Short-Term Corporate Bond Fund, Inc. Class A (Cost $661,255,969)	57,789,348	654,175,417
Money Market Funds - 5.0%
	Shares	Value
Fidelity Cash Central Fund, 0.11% (b)	866,991,456	$ 866,991,456
SSgA U.S. Treasury Money Market Fund, 0% (c)	49,796,764	49,796,764
TOTAL MONEY MARKET FUNDS (Cost $916,788,220)		916,788,220
TOTAL INVESTMENT PORTFOLIO - 106.2% (Cost $19,155,714,188)		19,461,812,532
NET OTHER ASSETS (LIABILITIES) - (6.2)%		(1,135,231,372)
NET ASSETS - 100%		$ 18,326,581,160
TBA Sale Commitments
	Principal Amount
Fannie Mae
2.5% 9/1/29	$ (1,000,000)	(1,013,086)
3.5% 9/1/44	(500,000)	(514,666)
4% 9/1/44	(2,000,000)	(2,118,842)
4% 9/1/44	(7,000,000)	(7,415,948)
4% 9/1/44	(14,300,000)	(15,149,722)
4% 9/1/44	(21,100,000)	(22,353,785)
4% 9/1/44	(42,100,000)	(44,601,628)
4% 9/1/44	(42,400,000)	(44,919,455)
4% 9/1/44	(42,400,000)	(44,919,455)
4% 9/1/44	(9,800,000)	(10,382,327)
4% 9/1/44	(2,400,000)	(2,542,611)
4.5% 9/1/44	(1,000,000)	(1,079,755)
4.5% 9/1/44	(40,700,000)	(43,946,008)
4.5% 9/1/44	(3,500,000)	(3,779,141)
5% 9/1/44	(2,000,000)	(2,205,561)
5.5% 9/1/44	(24,500,000)	(27,249,547)
5.5% 9/1/44	(3,000,000)	(3,336,679)
TOTAL FANNIE MAE		(277,528,216)
Freddie Mac
3.5% 9/1/44	(18,500,000)	(19,003,605)
3.5% 9/1/44	(4,800,000)	(4,930,665)
TOTAL FREDDIE MAC		(23,934,270)
TBA Sale Commitments - continued
	Principal Amount	Value
Ginnie Mae
3% 9/1/44	$ (900,000)	$ (912,023)
3% 9/1/44	(2,700,000)	(2,736,070)
3% 9/1/44	(2,700,000)	(2,736,070)
3% 9/1/44	(900,000)	(912,023)
4% 9/1/44	(1,000,000)	(1,065,202)
TOTAL GINNIE MAE		(8,361,388)
TOTAL TBA SALE COMMITMENTS (Proceeds $309,391,553)		$ (309,823,874)
Swaps
Credit Default Swaps
Underlying Reference	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/ (Paid)	Notional Amount	Value	Upfront Premium Received/ (Paid)	Unrealized Appreciation/(Depreciation)
Buy Protection
Deutsche Bank AG	Dec. 2018	Credit Suisse International	(1%)	$ 2,000,000	$ (40,500)	$ (89,085)	$ (129,585)
Deutsche Bank AG	Mar. 2019	JPMorgan Chase Bank, N.A.	(1%)	1,655,634	(32,976)	(87,113)	(120,089)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(38,575)	(147,912)	(186,487)
National Australia Bank Ltd	Dec. 2018	Credit Suisse International	(1%)	2,000,000	(38,575)	(127,073)	(165,648)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,764,000	(150,150)	18,134	(132,016)
Societe Generale	Dec. 2017	Credit Suisse International	(3%)	1,765,000	(150,235)	47,956	(102,279)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,500,000	(29,117)	(23,887)	(53,004)
UFJ Finance Aruba AEC	Mar. 2018	Credit Suisse International	(1%)	1,765,000	(34,261)	(63,421)	(97,682)
TOTAL CREDIT DEFAULT SWAPS					$ (514,389)	$ (472,401)	$ (986,790)
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) The rate quoted is the annualized seven-day yield of the fund at period end.
(d) Affiliated Fund

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $143,690,266 or 0.8% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) A portion of the security is subject to a forward commitment to sell.
(h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(i) Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $92,891.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 88,506
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 333,276,914	$ -	$ 86,335,244	$ 3,616,703	$ 250,149,191
Spartan U.S. Bond Index Fund Investor Class	278,320,078	203,616,430	68,031,827	5,461,642	420,234,485
Total	$ 611,596,992	$ 203,616,430	$ 154,367,071	$ 9,078,345	$ 670,383,676
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 1,439,150,408	$ -	$ 1,439,150,408	$ -
U.S. Government and Government Agency Obligations	1,438,177,841	-	1,438,177,841	-
U.S. Government Agency - Mortgage Securities	1,517,019,135	-	1,517,019,135	-
Asset-Backed Securities	5,705,259	-	5,703,974	1,285
Collateralized Mortgage Obligations	2,182,249	-	2,026,778	155,471
Commercial Mortgage Securities	304,881,219	-	304,829,567	51,652
Municipal Securities	77,802,097	-	77,802,097	-
Foreign Government and Government Agency Obligations	34,478,036	-	34,478,036	-
Bank Notes	5,734,543	-	5,734,543	-
Fixed-Income Funds	13,065,718,108	13,065,718,108	-	-
Short-Term Funds	654,175,417	654,175,417	-	-
Money Market Funds	916,788,220	916,788,220	-	-
Total Investments in Securities:	$ 19,461,812,532	$ 14,636,681,745	$ 4,824,922,379	$ 208,408
Derivative Instruments:
Liabilities
Swaps	$ (514,389)	$ -	$ (514,389)	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (309,823,874)	$ -	$ (309,823,874)	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Credit Risk
Swaps (a)	$ -	$ (514,389)
Total Value of Derivatives	$ -	$ (514,389)
(a) For bi-lateral OTC swaps, reflects gross value which is presented in the Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $17,626,237,223)	$ 17,924,437,400
Fidelity Central Funds (cost $866,991,456)	866,991,456
Affiliated issuers (cost $662,485,509)	670,383,676
Total Investments (cost $19,155,714,188)		$ 19,461,812,532
Receivable for investments sold Regular delivery		292,504,655
Delayed delivery		1,057,596
Receivable for TBA sale commitments		309,391,553
Receivable for fund shares sold		14,124,031
Dividends receivable		14,183,142
Interest receivable		25,347,877
Distributions receivable from Fidelity Central Funds		43,230
Prepaid expenses		64,565
Other receivables		62,355
Total assets		20,118,591,536

Liabilities
Payable for investments purchased Regular delivery	$ 141,873,031
Delayed delivery	1,330,438,930
TBA sale commitments, at value	309,823,874
Payable for fund shares redeemed	8,094,623
Distributions payable	37,476
Bi-lateral OTC swaps, at value	514,389
Accrued management fee	475,858
Other affiliated payables	490,498
Other payables and accrued expenses	261,697
Total liabilities		1,792,010,376

Net Assets		$ 18,326,581,160
Net Assets consist of:
Paid in capital		$ 18,042,458,730
Undistributed net investment income		6,877,564
Accumulated undistributed net realized gain (loss) on investments		(27,434,367)
Net unrealized appreciation (depreciation) on investments		304,679,233
Net Assets, for 1,703,789,178 shares outstanding		$ 18,326,581,160
Net Asset Value, offering price and redemption price per share ($18,326,581,160 ÷ 1,703,789,178 shares)		$ 10.76

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 170,475,612
Affiliated issuers		9,078,345
Interest		58,714,724
Income from Fidelity Central Funds		88,506
Total income		238,357,187

Expenses
Management fee	$ 25,126,585
Transfer agent fees	2,163,418
Accounting fees and expenses	849,315
Custodian fees and expenses	54,697
Independent trustees' compensation	100,207
Registration fees	331,832
Audit	45,110
Legal	37,563
Miscellaneous	89,813
Total expenses before reductions	28,798,540
Expense reductions	(22,303,900)	6,494,640
Net investment income (loss)		231,862,547
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,747,884
Affiliated issuers	(2,234,022)
Swaps	(166,482)
Realized gain distributions from underlying funds:
Unaffiliated issuers	989,880
Total net realized gain (loss)		14,337,260
Change in net unrealized appreciation (depreciation) on: Investment securities	238,170,459
Swaps	(82,142)
Delayed delivery commitments	(60,414)
Total change in net unrealized appreciation (depreciation)		238,027,903
Net gain (loss)		252,365,163
Net increase (decrease) in net assets resulting from operations		$ 484,227,710

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 231,862,547	$ 381,862,551
Net realized gain (loss)	14,337,260	(32,494,406)
Change in net unrealized appreciation (depreciation)	238,027,903	(256,637,331)
Net increase (decrease) in net assets resulting from operations	484,227,710	92,730,814
Distributions to shareholders from net investment income	(230,112,841)	(374,502,913)
Distributions to shareholders from net realized gain	-	(51,946,149)
Total distributions	(230,112,841)	(426,449,062)
Share transactions Proceeds from sales of shares	2,756,919,139	7,067,762,069
Reinvestment of distributions	229,870,869	425,982,304
Cost of shares redeemed	(1,593,550,162)	(3,410,165,897)
Net increase (decrease) in net assets resulting from share transactions	1,393,239,846	4,083,578,476
Total increase (decrease) in net assets	1,647,354,715	3,749,860,228

Net Assets
Beginning of period	16,679,226,445	12,929,366,217
End of period (including undistributed net investment income of $6,877,564 and undistributed net investment income of $5,127,858, respectively)	$ 18,326,581,160	$ 16,679,226,445
Other Information Shares
Sold	259,177,234	666,349,558
Issued in reinvestment of distributions	21,536,780	40,177,388
Redeemed	(149,488,258)	(322,924,200)
Net increase (decrease)	131,225,756	383,602,746

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.61	$ 10.87	$ 10.74	$ 10.52	$ 10.30	$ 9.02
Income from Investment Operations
Net investment income (loss) D	.138	.267	.329	.372	.376	.488
Net realized and unrealized gain (loss)	.150	(.224)	.269	.371	.372	1.326
Total from investment operations	.288	.043	.598	.743	.748	1.814
Distributions from net investment income	(.138)	(.263)	(.327)	(.373)	(.373)	(.504)
Distributions from net realized gain	-	(.040)	(.141)	(.150)	(.155)	(.030)
Total distributions	(.138)	(.303)	(.468)	(.523)	(.528)	(.534)
Net asset value, end of period	$ 10.76	$ 10.61	$ 10.87	$ 10.74	$ 10.52	$ 10.30
Total ReturnB, C	2.73%	.43%	5.65%	7.26%	7.36%	20.54%
Ratios to Average Net AssetsE, G
Expenses before reductions	.32%A	.33%	.33%	.35%	.28%	.25%
Expenses net of fee waivers, if any	.07%A	.08%	.08%	.10%	.03%	.00%
Expenses net of all reductions	.07%A	.08%	.08%	.10%	.03%	.00%
Net investment income (loss)	2.58%A	2.52%	3.03%	3.52%	3.57%	4.93%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,326,581	$ 16,679,226	$ 12,929,366	$ 9,153,017	$ 4,791,587	$ 2,647,194
Portfolio turnover rateF	102%A	78%	81%	113%	44%H	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds or Underlying Funds.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Portfolio turnover rate excludes securities received or delivered in-kind.

I For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

recorded on the ex-dividend date. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, swaps, foreign currency transactions, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 407,854,219
Gross unrealized depreciation	(106,166,276)
Net unrealized appreciation (depreciation) on securities	$ 301,687,943

Tax cost	$ 19,160,124,589

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (34,287,007)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls - continued

possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based

Semiannual Report

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Credit Risk	Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Credit Risk
Swaps (a)	$ (166,482)	$ (82,142)

(a) A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any upfront premiums paid or received upon entering a bi-lateral OTC swap to compensate for differences between stated terms of the swap and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded in net unrealized appreciation (depreciation) in the Statement of Assets and Liabilities and amortized to realized gain or (loss) ratably over the term of the swap. Any unamortized upfront premiums are presented in the Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Semiannual Report

3. Derivative Instruments - continued

Swaps - continued

Any open swaps at period end are included in the Schedule of Investments under the caption "Swaps" and are representative of volume of activity during the period.

Credit Default Swaps. Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs.

For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index.

As a seller, if an underlying credit event occurs, the Fund will pay a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to take delivery of the reference obligation or underlying securities comprising an index and pay an amount equal to the notional amount of the swap.

As a buyer, if an underlying credit event occurs, the Fund will receive a net settlement amount of cash equal to the notional amount of the swap less the recovery value of the reference obligation or underlying securities comprising an index. Only in the event of the industry's inability to value the underlying asset will the Fund be required to deliver the reference obligation or underlying securities comprising an index in exchange for payment of an amount equal to the notional amount of the swap.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Credit Default Swaps - continued

Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, the investment adviser monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/performance risk.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $1,767,697,378 and $639,664,938, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .60% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .28% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser, and Prudential Investment Management, Inc., each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .02% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Fidelity Cash Central Fund seeks preservation of capital and current income and is managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $14,061 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $22,303,900.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Prudential Investment
Management, Inc.

Fidelity Investments Money
Management, Inc.

FMR Co., Inc.

Fidelity Management &
Research (U.K.) Inc.

Fidelity Management &
Research (Hong Kong) Limited

Fidelity Management &
Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SSC-USAN-1014
1.926376.103

Strategic Advisers®
Core Income Multi-Manager Fund

Class F

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 1,027.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class F	.23%
Actual		$ 1,000.00	$ 1,028.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class L	.23%
Actual		$ 1,000.00	$ 1,027.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class N	.48%
Actual		$ 1,000.00	$ 1,026.10	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	23.5	24.3
Western Asset Core Plus Bond Fund Class I	13.2	14.5
Metropolitan West Total Return Bond Fund Class I	10.7	10.2
JPMorgan Core Bond Fund Select Class	8.8	10.1
Western Asset Core Bond Fund Class I	6.5	5.8
U.S. Treasury Obligations	6.1	7.4
Fannie Mae	5.5	2.1
Doubleline Total Return Bond Fund Class I	5.3	5.6
Prudential Short-Term Corporate Bond Fund Class Z	3.6	3.9
Fidelity GNMA Fund	2.5	2.3
	85.7
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Corporate Bonds 9.6%	Corporate Bonds 8.8%
U.S. Government and U.S. Government Agency Obligations 12.9%	U.S. Government and U.S. Government Agency Obligations 11.3%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.3%
Municipal Securities 0.3%	Municipal Securities 0.6%
Intermediate-Term Bond Funds 70.6%	Intermediate-Term Bond Funds 72.8%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Funds 3.6%	Short-Term Funds 3.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	$ 9,000	$ 9,599
Media - 0.8%
COX Communications, Inc. 3.25% 12/15/22 (c)	4,000	3,930
Discovery Communications LLC 3.25% 4/1/23	2,000	1,978
NBCUniversal, Inc. 5.15% 4/30/20	100,000	114,469
Time Warner Cable, Inc.:
4% 9/1/21	118,000	126,639
5.85% 5/1/17	4,000	4,466
8.25% 4/1/19	17,000	21,387
Viacom, Inc.:
2.5% 9/1/18	2,000	2,035
4.25% 9/1/23	22,000	23,161
		298,065
TOTAL CONSUMER DISCRETIONARY		307,664
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV 2.75% 4/1/23 (c)	5,000	4,864
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4% 12/5/23	8,000	8,437
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	4,000
3.2% 1/25/23	3,000	2,957
		6,957
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,847
4% 1/31/24	6,000	6,242
4.75% 5/5/21	20,000	22,282
5.375% 1/31/44	10,000	11,118
9.7% 11/10/18	2,000	2,595
Reynolds American, Inc.:
3.25% 11/1/22	50,000	48,951
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.75% 11/1/42	$ 8,000	$ 7,815
6.15% 9/15/43	4,000	4,665
		110,515
TOTAL CONSUMER STAPLES		130,773
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	106,910
Oil, Gas & Consumable Fuels - 0.8%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,123
2.7% 4/1/19	2,000	2,027
3.875% 3/15/23	18,000	18,416
5.6% 4/1/44	10,000	11,348
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,990
3.9% 5/15/24 (c)	3,000	3,031
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	44,401
5.625% 5/20/43	10,000	9,699
7.25% 3/17/44	36,000	42,272
Petroleos Mexicanos:
5.5% 6/27/44	120,000	130,170
6.5% 6/2/41	15,000	18,300
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,073
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,878
4.55% 6/24/24	32,000	32,230
Western Gas Partners LP 5.375% 6/1/21	2,000	2,273
Williams Partners LP 4.3% 3/4/24	8,000	8,369
		335,600
TOTAL ENERGY		442,510
FINANCIALS - 5.7%
Banks - 1.5%
Bank of America Corp.:
2.6% 1/15/19	21,000	21,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 69,000	$ 68,435
4.1% 7/24/23	10,000	10,444
4.125% 1/22/24	100,000	104,121
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,123
5.3% 5/6/44	21,000	22,540
5.5% 9/13/25	4,000	4,482
6.125% 5/15/18	31,000	35,554
Credit Suisse AG 6% 2/15/18	2,000	2,259
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,039
3.25% 9/23/22	22,000	22,135
4.25% 10/15/20	4,000	4,328
4.35% 8/15/21	4,000	4,343
4.5% 1/24/22	100,000	109,573
4.625% 5/10/21	4,000	4,423
4.95% 3/25/20	4,000	4,481
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,069
Regions Financial Corp. 2% 5/15/18	10,000	9,956
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	102,004
6% 12/19/23	35,000	38,053
6.1% 6/10/23	13,000	14,194
6.125% 12/15/22	29,000	31,716
		623,477
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,180
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,996
2.625% 1/31/19	24,000	24,291
2.9% 7/19/18	29,000	29,822
5.75% 1/24/22	8,000	9,285
6.75% 10/1/37	190,000	234,556
Lazard Group LLC 4.25% 11/14/20	5,000	5,270
Morgan Stanley:
2.125% 4/25/18	15,000	15,090
2.375% 7/23/19	20,000	19,957
3.75% 2/25/23	36,000	36,953
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.875% 11/1/22	$ 138,000	$ 149,090
5% 11/24/25	13,000	13,961
		572,451
Consumer Finance - 0.1%
General Electric Capital Corp.:
4.625% 1/7/21	9,000	10,074
4.65% 10/17/21	4,000	4,482
Hyundai Capital America:
1.625% 10/2/15 (c)	3,000	3,023
1.875% 8/9/16 (c)	3,000	3,041
2.125% 10/2/17 (c)	4,000	4,054
Synchrony Financial:
1.875% 8/15/17	3,000	3,024
3% 8/15/19	4,000	4,057
3.75% 8/15/21	6,000	6,123
4.25% 8/15/24	6,000	6,142
		44,020
Diversified Financial Services - 0.0%
BP Capital Markets PLC 4.5% 10/1/20	4,000	4,414
Insurance - 0.4%
American International Group, Inc.:
2.3% 7/16/19	5,000	5,020
4.875% 6/1/22	6,000	6,735
5.6% 10/18/16	9,000	9,836
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,285
MetLife, Inc. 4.368% 9/15/23	8,000	8,718
Pacific LifeCorp:
5.125% 1/30/43 (c)	11,000	11,725
6% 2/10/20 (c)	2,000	2,296
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,897
		156,512
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,005
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,008
AvalonBay Communities, Inc.:
3.625% 10/1/20	5,000	5,269
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
4.2% 12/15/23	$ 20,000	$ 21,407
Boston Properties, Inc. 3.85% 2/1/23	25,000	26,026
Camden Property Trust:
2.95% 12/15/22	4,000	3,901
4.25% 1/15/24	8,000	8,469
DDR Corp.:
4.75% 4/15/18	132,000	143,039
9.625% 3/15/16	3,000	3,393
Duke Realty LP:
3.625% 4/15/23	5,000	4,982
3.875% 10/15/22	8,000	8,209
5.95% 2/15/17	100,000	110,289
Equity One, Inc. 3.75% 11/15/22	20,000	20,092
Government Properties Income Trust 3.75% 8/15/19	10,000	10,087
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	5,066
4.7% 9/15/17	2,000	2,181
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,959
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,071
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	3,000	3,099
Retail Opportunity Investments Partnership LP 5% 12/15/23	2,000	2,153
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,013
WP Carey, Inc. 4.6% 4/1/24	20,000	20,894
		415,612
Real Estate Management & Development - 1.3%
BioMed Realty LP:
2.625% 5/1/19	2,000	2,001
4.25% 7/15/22	4,000	4,160
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,138
4.95% 4/15/18	11,000	11,916
ERP Operating LP:
2.375% 7/1/19	7,000	7,038
4.625% 12/15/21	275,000	305,102
Essex Portfolio LP 3.875% 5/1/24	7,000	7,161
Liberty Property LP:
3.375% 6/15/23	25,000	24,555
5.5% 12/15/16	100,000	108,873
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 9,000	$ 9,093
3.15% 5/15/23	12,000	10,900
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,111
Tanger Properties LP 3.875% 12/1/23	4,000	4,101
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,216
		510,365
TOTAL FINANCIALS		2,326,851
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,225
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	1,957
2.875% 3/15/23	13,000	12,895
WellPoint, Inc. 3.3% 1/15/23	21,000	21,056
		38,133
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	3,000	3,169
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,051
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,013
Zoetis, Inc. 3.25% 2/1/23	4,000	4,002
		17,066
TOTAL HEALTH CARE		58,368
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.875% 4/1/21	9,000	9,090
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,018
MATERIALS - 0.2%
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	6,089
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.: - continued
4.1% 5/1/23	$ 66,000	$ 66,944
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	5,075
		78,108
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 5.55% 8/15/41	48,000	54,986
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,135
6% 4/1/17	2,000	2,165
6.15% 9/15/19	2,000	2,185
Embarq Corp. 7.082% 6/1/16	6,000	6,600
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,042
4.5% 9/15/20	103,000	113,174
5.012% 8/21/54 (c)	74,000	77,293
6.55% 9/15/43	76,000	97,976
		385,556
UTILITIES - 0.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,950
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,263
Duke Energy Corp. 2.1% 6/15/18	5,000	5,043
FirstEnergy Corp.:
2.75% 3/15/18	13,000	13,147
4.25% 3/15/23	30,000	30,250
7.375% 11/15/31	1,000	1,215
Northeast Utilities 1.45% 5/1/18	3,000	2,971
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	6,057
		65,896
Multi-Utilities - 0.3%
Dominion Resources, Inc. 2.5341% 9/30/66 (e)	2,000	1,848
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,472
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.:
6% 9/1/21	$ 13,000	$ 15,278
6.5% 12/15/20	4,000	4,785
		130,383
TOTAL UTILITIES		196,279
TOTAL NONCONVERTIBLE BONDS (Cost $3,758,528)		3,937,217
U.S. Treasury Obligations - 6.1%

U.S. Treasury Bonds 3.125% 8/15/44	300,000	302,766
U.S. Treasury Notes:
0.5% 8/31/16 (d)	877,000	877,068
0.875% 7/15/17	143,000	142,832
0.875% 8/15/17	1,186,000	1,183,961
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,501,414)		2,506,627
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 7.8%
3% 7/1/43	93,746	93,442
3% 9/1/44 (d)	200,000	199,047
3% 9/1/44 (d)	100,000	99,523
3% 9/1/44 (d)	100,000	99,523
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
4% 3/1/42	88,970	94,681
4% 9/1/44 (d)	200,000	211,884
4% 9/1/44 (d)	100,000	105,942
4% 9/1/44 (d)	100,000	105,942
4% 9/1/44 (d)	100,000	105,942
4% 10/1/44 (d)	200,000	211,181
4% 10/1/44 (d)	200,000	211,181
4.5% 3/1/41 to 12/1/43	158,261	171,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 9/1/44 (d)	$ 100,000	$ 107,975
4.5% 9/1/44 (d)	100,000	107,975
4.5% 9/1/44 (d)	100,000	107,975
4.5% 10/1/44 (d)	200,000	215,420
5.5% 9/1/44 (d)	200,000	222,445
5.5% 9/1/44 (d)	100,000	111,223
5.5% 10/1/44 (d)	200,000	222,102
TOTAL FANNIE MAE		3,216,175
Freddie Mac - 0.5%
3% 2/1/43	91,179	91,265
3.5% 8/1/43	94,659	97,317
TOTAL FREDDIE MAC		188,582
Ginnie Mae - 0.8%
3.5% 4/20/42	84,862	88,349
4% 11/20/40	86,411	92,268
5% 10/15/33	121,244	133,925
TOTAL GINNIE MAE		314,542
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,709,065)		3,719,299
Commercial Mortgage Securities - 2.1%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	106,210
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	129,835
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	7,026	7,560
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	10,000	10,678
Series 2007-CB18 Class A4, 5.44% 6/12/47	68,827	74,437
Series 2007-LD11 Class A4, 5.805% 6/15/49 (e)	240,000	260,973
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (e)	10,000	10,990
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (e)	$ 25,000	$ 26,720
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	183,812
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,738
Series 2007-C33 Class A4, 5.9414% 2/15/51 (e)	24,000	26,029
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $860,283)		847,982
Municipal Securities - 0.3%

Chicago Gen. Oblig. 6.314% 1/1/44	35,000	37,085
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	49,648
Series 2010-1, 6.63% 2/1/35	5,000	5,568
Series 2010-3, 6.725% 4/1/35	5,000	5,619
Series 2011, 5.877% 3/1/19	5,000	5,592
Series 2013:
1.84% 12/1/16	5,000	5,033
3.6% 12/1/19	5,000	5,064
TOTAL MUNICIPAL SECURITIES (Cost $111,268)		113,609
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $35,058)	35,000	36,400
Fixed-Income Funds - 70.6%
	Shares
Intermediate-Term Bond Funds - 70.6%
DoubleLine Total Return Bond Fund Class I	196,770	2,164,474
Fidelity GNMA Fund (b)	89,807	1,038,171
JPMorgan Core Bond Fund Select Class	308,217	3,624,636
Metropolitan West Total Return Bond Fund Class I	403,327	4,392,229
PIMCO Total Return Fund Institutional Class	876,807	9,636,110
Prudential Total Return Bond Fund	1,993	28,899
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Western Asset Core Bond Fund Class I	216,109	$ 2,666,781
Western Asset Core Plus Bond Fund Class I	462,037	5,405,836
TOTAL FIXED-INCOME FUNDS (Cost $29,020,016)		28,957,136
Short-Term Funds - 3.6%

Short-Term Funds - 3.6%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,495,328)	130,327	1,479,210
Money Market Funds - 7.4%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $3,056,547)	3,056,547	3,056,547
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $44,547,507)		44,654,027
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(3,652,255)
NET ASSETS - 100%		$ 41,001,772
TBA Sale Commitments
	Principal Amount
Fannie Mae
4% 9/1/44	$ (200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(100,000)	(105,943)
4.5% 9/1/44	(200,000)	(215,951)
5.5% 9/1/44	(200,000)	(222,445)
TOTAL TBA SALE COMMITMENTS (Proceeds $967,563)		$ (968,107)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,256 or 0.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 1,027,394	$ -	$ -	$ 11,939	$ 1,038,171
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,937,217	$ -	$ 3,937,217	$ -
U.S. Government and Government Agency Obligations	2,506,627	-	2,506,627	-
U.S. Government Agency - Mortgage Securities	3,719,299	-	3,719,299	-
Commercial Mortgage Securities	847,982	-	847,982	-
Municipal Securities	113,609	-	113,609	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 36,400	$ -	$ 36,400	$ -
Fixed-Income Funds	28,957,136	28,957,136	-	-
Short-Term Funds	1,479,210	1,479,210	-	-
Money Market Funds	3,056,547	3,056,547	-	-
Total Investments in Securities:	$ 44,654,027	$ 33,492,893	$ 11,161,134	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (968,107)	$ -	$ (968,107)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $43,485,581)	$ 43,615,856
Affiliated issuers (cost $1,061,926)	1,038,171
Total Investments (cost $44,547,507)		$ 44,654,027
Receivable for investments sold, regular delivery		793,313
Receivable for TBA sale commitments		967,563
Receivable for fund shares sold		1,798
Interest receivable		60,271
Prepaid expenses		171
Receivable from investment adviser for expense reductions		229
Other receivables		129
Total assets		46,477,501

Liabilities
Payable for investments purchased Regular delivery	$ 572,237
Delayed delivery	3,906,653
TBA sale commitments, at value	968,107
Payable for fund shares redeemed	14
Accrued management fee	1,167
Distribution and service plan fees payable	22
Other affiliated payables	1,837
Other payables and accrued expenses	25,692
Total liabilities		5,475,729

Net Assets		$ 41,001,772
Net Assets consist of:
Paid in capital		$ 41,099,569
Undistributed net investment income		21,908
Accumulated undistributed net realized gain (loss) on investments		(225,681)
Net unrealized appreciation (depreciation) on investments		105,976
Net Assets		$ 41,001,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($39,003,391 ÷ 3,907,126 shares)	$ 9.98

Class F: Net Asset Value, offering price and redemption price per share ($1,788,969 ÷ 179,133 shares)	$ 9.99

Class L: Net Asset Value, offering price and redemption price per share ($104,810 ÷ 10,497 shares)	$ 9.98

Class N: Net Asset Value, offering price and redemption price per share ($104,602 ÷ 10,476 shares)	$ 9.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 431,700
Affiliated issuers		11,939
Interest		139,049
Total income		582,688

Expenses
Management fee	$ 68,723
Transfer agent fees	3,210
Distribution and service plan fees	129
Accounting fees and expenses	8,553
Custodian fees and expenses	6,598
Independent trustees' compensation	239
Registration fees	27,742
Audit	24,146
Legal	95
Miscellaneous	204
Total expenses before reductions	139,639
Expense reductions	(91,017)	48,622
Net investment income (loss)		534,066
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(108,000)
Change in net unrealized appreciation (depreciation) on: Investment securities	690,092
Delayed delivery commitments	(544)
Total change in net unrealized appreciation (depreciation)		689,548
Net gain (loss)		581,548
Net increase (decrease) in net assets resulting from operations		$ 1,115,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 534,066	$ 1,065,787
Net realized gain (loss)	(108,000)	(103,047)
Change in net unrealized appreciation (depreciation)	689,548	(820,711)
Net increase (decrease) in net assets resulting from operations	1,115,614	142,029
Distributions to shareholders from net investment income	(533,646)	(1,042,035)
Distributions to shareholders from net realized gain	-	(139,252)
Total distributions	(533,646)	(1,181,287)
Share transactions - net increase (decrease)	(3,650,565)	2,863,094
Total increase (decrease) in net assets	(3,068,597)	1,823,836

Net Assets
Beginning of period	44,070,369	42,246,533
End of period (including undistributed net investment income of $21,908 and undistributed net investment income of $21,488, respectively)	$ 41,001,772	$ 44,070,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.128	.248	.201
Net realized and unrealized gain (loss)	.140	(.222)	.151
Total from investment operations	.268	.026	.352
Distributions from net investment income	(.128)	(.243)	(.197)
Distributions from net realized gain	-	(.033)	(.065)
Total distributions	(.128)	(.276)	(.262)
Net asset value, end of period	$ 9.98	$ 9.84	$ 10.09
Total Return B,C	2.74%	.29%	3.54%
Ratios to Average Net Assets F
Expenses before reductions	.67%A	.68%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%A
Net investment income (loss)	2.57%A	2.53%	2.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,003	$ 42,471	$ 41,975
Portfolio turnover rateG	106%A	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.128	.245	.072
Net realized and unrealized gain (loss)	.150	(.229)	(.029)
Total from investment operations	.278	.016	.043
Distributions from net investment income	(.128)	(.243)	(.068)
Distributions from net realized gain	-	(.033)	(.065)
Total distributions	(.128)	(.276)	(.133)
Net asset value, end of period	$ 9.99	$ 9.84	$ 10.10
Total Return B,C	2.84%	.19%	.43%
Ratios to Average Net Assets F
Expenses before reductions	.66%A	.75%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%A
Net investment income (loss)	2.57%A	2.53%	3.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789	$ 1,396	$ 272
Portfolio turnover rateG	106%A	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss)D	.128	.073
Net realized and unrealized gain (loss)	.140	.118 E
Total from investment operations	.268	.191
Distributions from net investment income	(.128)	(.068)
Distributions from net realized gain	-	(.003)
Total distributions	(.128)	(.071)
Net asset value, end of period	$ 9.98	$ 9.84
Total Return B,C	2.74%	1.97%
Ratios to Average Net AssetsG
Expenses before reductions	.67%A	.82%A
Expenses net of fee waivers, if any	.23%A	.23%A
Expenses net of all reductions	.23%A	.23%A
Net investment income (loss)	2.57%A	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102
Portfolio turnover rateH	106%A	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.116	.066
Net realized and unrealized gain (loss)	.139	.118 E
Total from investment operations	.255	.184
Distributions from net investment income	(.115)	(.061)
Distributions from net realized gain	-	(.003)
Total distributions	(.115)	(.064)
Net asset value, end of period	$ 9.98	$ 9.84
Total Return B,C	2.61%	1.90%
Ratios to Average Net Assets G
Expenses before reductions	.92%A	1.07%A
Expenses net of fee waivers, if any	.48%A	.48%A
Expenses net of all reductions	.48%A	.48%A
Net investment income (loss)	2.32%A	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102
Portfolio turnover rateH	106%A	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 507,795
Gross unrealized depreciation	(414,852)
Net unrealized appreciation (depreciation) on securities	$ 92,943

Tax cost	$ 44,561,084

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (116,336)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,307,051 and $6,520,447, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 129	$ 129

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds (ETFs). FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Income Multi-Manager	$ 3,196.02
Class L	7.01
Class N	7.01
	$ 3,210

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $61,819.

Semiannual Report

6. Expense Reductions - continued

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$ 28,076
Class F	.20%	977
Class L	.20%	73
Class N	.45%	72

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Core Income Multi-Manager	$ 510,960	$ 1,026,379
Class F	20,155	14,326
Class L	1,331	703
Class N	1,200	627
Total	$ 533,646	$ 1,042,035
From net realized gain
Core Income Multi-Manager	$ -	$ 138,071
Class F	-	1,119
Class L	-	31
Class N	-	31
Total	$ -	$ 139,252

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Core Income Multi-Manager
Shares sold	87,776	93,505	$ 866,394	$ 914,665
Reinvestment of distributions	51,628	118,224	510,950	1,164,449
Shares redeemed	(548,074)	(54,643)	(5,400,631)	(536,480)
Net increase (decrease)	(408,670)	157,086	$ (4,023,287)	$ 1,542,634
Class F
Shares sold	43,078	148,217	$ 426,713	$ 1,444,141
Reinvestment of distributions	2,034	1,575	20,155	15,445
Shares redeemed	(7,761)	(34,936)	(76,677)	(340,518)
Net increase (decrease)	37,351	114,856	$ 370,191	$ 1,119,068
Class L
Shares sold	-	10,288	$ -	$ 100,000
Reinvestment of distributions	134	75	1,331	734
Shares redeemed	-	-	-	-
Net increase (decrease)	134	10,363	$ 1,331	$ 100,734
Class N
Shares sold	-	10,288	$ -	$ 100,000
Reinvestment of distributions	121	67	1,200	658
Shares redeemed	-	-	-	-
Net increase (decrease)	121	10,355	$ 1,200	$ 100,658

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-F-SANN-1014
1.951467.101

Strategic Advisers® Core Income Multi-Manager Fund - Class L and Class N

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 1,027.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class F	.23%
Actual		$ 1,000.00	$ 1,028.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class L	.23%
Actual		$ 1,000.00	$ 1,027.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class N	.48%
Actual		$ 1,000.00	$ 1,026.10	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	23.5	24.3
Western Asset Core Plus Bond Fund Class I	13.2	14.5
Metropolitan West Total Return Bond Fund Class I	10.7	10.2
JPMorgan Core Bond Fund Select Class	8.8	10.1
Western Asset Core Bond Fund Class I	6.5	5.8
U.S. Treasury Obligations	6.1	7.4
Fannie Mae	5.5	2.1
Doubleline Total Return Bond Fund Class I	5.3	5.6
Prudential Short-Term Corporate Bond Fund Class Z	3.6	3.9
Fidelity GNMA Fund	2.5	2.3
	85.7
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Corporate Bonds 9.6%	Corporate Bonds 8.8%
U.S. Government and U.S. Government Agency Obligations 12.9%	U.S. Government and U.S. Government Agency Obligations 11.3%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.3%
Municipal Securities 0.3%	Municipal Securities 0.6%
Intermediate-Term Bond Funds 70.6%	Intermediate-Term Bond Funds 72.8%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Funds 3.6%	Short-Term Funds 3.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	$ 9,000	$ 9,599
Media - 0.8%
COX Communications, Inc. 3.25% 12/15/22 (c)	4,000	3,930
Discovery Communications LLC 3.25% 4/1/23	2,000	1,978
NBCUniversal, Inc. 5.15% 4/30/20	100,000	114,469
Time Warner Cable, Inc.:
4% 9/1/21	118,000	126,639
5.85% 5/1/17	4,000	4,466
8.25% 4/1/19	17,000	21,387
Viacom, Inc.:
2.5% 9/1/18	2,000	2,035
4.25% 9/1/23	22,000	23,161
		298,065
TOTAL CONSUMER DISCRETIONARY		307,664
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV 2.75% 4/1/23 (c)	5,000	4,864
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4% 12/5/23	8,000	8,437
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	4,000
3.2% 1/25/23	3,000	2,957
		6,957
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,847
4% 1/31/24	6,000	6,242
4.75% 5/5/21	20,000	22,282
5.375% 1/31/44	10,000	11,118
9.7% 11/10/18	2,000	2,595
Reynolds American, Inc.:
3.25% 11/1/22	50,000	48,951
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.75% 11/1/42	$ 8,000	$ 7,815
6.15% 9/15/43	4,000	4,665
		110,515
TOTAL CONSUMER STAPLES		130,773
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	106,910
Oil, Gas & Consumable Fuels - 0.8%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,123
2.7% 4/1/19	2,000	2,027
3.875% 3/15/23	18,000	18,416
5.6% 4/1/44	10,000	11,348
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,990
3.9% 5/15/24 (c)	3,000	3,031
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	44,401
5.625% 5/20/43	10,000	9,699
7.25% 3/17/44	36,000	42,272
Petroleos Mexicanos:
5.5% 6/27/44	120,000	130,170
6.5% 6/2/41	15,000	18,300
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,073
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,878
4.55% 6/24/24	32,000	32,230
Western Gas Partners LP 5.375% 6/1/21	2,000	2,273
Williams Partners LP 4.3% 3/4/24	8,000	8,369
		335,600
TOTAL ENERGY		442,510
FINANCIALS - 5.7%
Banks - 1.5%
Bank of America Corp.:
2.6% 1/15/19	21,000	21,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 69,000	$ 68,435
4.1% 7/24/23	10,000	10,444
4.125% 1/22/24	100,000	104,121
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,123
5.3% 5/6/44	21,000	22,540
5.5% 9/13/25	4,000	4,482
6.125% 5/15/18	31,000	35,554
Credit Suisse AG 6% 2/15/18	2,000	2,259
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,039
3.25% 9/23/22	22,000	22,135
4.25% 10/15/20	4,000	4,328
4.35% 8/15/21	4,000	4,343
4.5% 1/24/22	100,000	109,573
4.625% 5/10/21	4,000	4,423
4.95% 3/25/20	4,000	4,481
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,069
Regions Financial Corp. 2% 5/15/18	10,000	9,956
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	102,004
6% 12/19/23	35,000	38,053
6.1% 6/10/23	13,000	14,194
6.125% 12/15/22	29,000	31,716
		623,477
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,180
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,996
2.625% 1/31/19	24,000	24,291
2.9% 7/19/18	29,000	29,822
5.75% 1/24/22	8,000	9,285
6.75% 10/1/37	190,000	234,556
Lazard Group LLC 4.25% 11/14/20	5,000	5,270
Morgan Stanley:
2.125% 4/25/18	15,000	15,090
2.375% 7/23/19	20,000	19,957
3.75% 2/25/23	36,000	36,953
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.875% 11/1/22	$ 138,000	$ 149,090
5% 11/24/25	13,000	13,961
		572,451
Consumer Finance - 0.1%
General Electric Capital Corp.:
4.625% 1/7/21	9,000	10,074
4.65% 10/17/21	4,000	4,482
Hyundai Capital America:
1.625% 10/2/15 (c)	3,000	3,023
1.875% 8/9/16 (c)	3,000	3,041
2.125% 10/2/17 (c)	4,000	4,054
Synchrony Financial:
1.875% 8/15/17	3,000	3,024
3% 8/15/19	4,000	4,057
3.75% 8/15/21	6,000	6,123
4.25% 8/15/24	6,000	6,142
		44,020
Diversified Financial Services - 0.0%
BP Capital Markets PLC 4.5% 10/1/20	4,000	4,414
Insurance - 0.4%
American International Group, Inc.:
2.3% 7/16/19	5,000	5,020
4.875% 6/1/22	6,000	6,735
5.6% 10/18/16	9,000	9,836
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,285
MetLife, Inc. 4.368% 9/15/23	8,000	8,718
Pacific LifeCorp:
5.125% 1/30/43 (c)	11,000	11,725
6% 2/10/20 (c)	2,000	2,296
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,897
		156,512
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,005
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,008
AvalonBay Communities, Inc.:
3.625% 10/1/20	5,000	5,269
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
4.2% 12/15/23	$ 20,000	$ 21,407
Boston Properties, Inc. 3.85% 2/1/23	25,000	26,026
Camden Property Trust:
2.95% 12/15/22	4,000	3,901
4.25% 1/15/24	8,000	8,469
DDR Corp.:
4.75% 4/15/18	132,000	143,039
9.625% 3/15/16	3,000	3,393
Duke Realty LP:
3.625% 4/15/23	5,000	4,982
3.875% 10/15/22	8,000	8,209
5.95% 2/15/17	100,000	110,289
Equity One, Inc. 3.75% 11/15/22	20,000	20,092
Government Properties Income Trust 3.75% 8/15/19	10,000	10,087
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	5,066
4.7% 9/15/17	2,000	2,181
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,959
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,071
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	3,000	3,099
Retail Opportunity Investments Partnership LP 5% 12/15/23	2,000	2,153
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,013
WP Carey, Inc. 4.6% 4/1/24	20,000	20,894
		415,612
Real Estate Management & Development - 1.3%
BioMed Realty LP:
2.625% 5/1/19	2,000	2,001
4.25% 7/15/22	4,000	4,160
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,138
4.95% 4/15/18	11,000	11,916
ERP Operating LP:
2.375% 7/1/19	7,000	7,038
4.625% 12/15/21	275,000	305,102
Essex Portfolio LP 3.875% 5/1/24	7,000	7,161
Liberty Property LP:
3.375% 6/15/23	25,000	24,555
5.5% 12/15/16	100,000	108,873
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 9,000	$ 9,093
3.15% 5/15/23	12,000	10,900
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,111
Tanger Properties LP 3.875% 12/1/23	4,000	4,101
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,216
		510,365
TOTAL FINANCIALS		2,326,851
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,225
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	1,957
2.875% 3/15/23	13,000	12,895
WellPoint, Inc. 3.3% 1/15/23	21,000	21,056
		38,133
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	3,000	3,169
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,051
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,013
Zoetis, Inc. 3.25% 2/1/23	4,000	4,002
		17,066
TOTAL HEALTH CARE		58,368
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.875% 4/1/21	9,000	9,090
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,018
MATERIALS - 0.2%
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	6,089
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.: - continued
4.1% 5/1/23	$ 66,000	$ 66,944
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	5,075
		78,108
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 5.55% 8/15/41	48,000	54,986
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,135
6% 4/1/17	2,000	2,165
6.15% 9/15/19	2,000	2,185
Embarq Corp. 7.082% 6/1/16	6,000	6,600
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,042
4.5% 9/15/20	103,000	113,174
5.012% 8/21/54 (c)	74,000	77,293
6.55% 9/15/43	76,000	97,976
		385,556
UTILITIES - 0.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,950
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,263
Duke Energy Corp. 2.1% 6/15/18	5,000	5,043
FirstEnergy Corp.:
2.75% 3/15/18	13,000	13,147
4.25% 3/15/23	30,000	30,250
7.375% 11/15/31	1,000	1,215
Northeast Utilities 1.45% 5/1/18	3,000	2,971
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	6,057
		65,896
Multi-Utilities - 0.3%
Dominion Resources, Inc. 2.5341% 9/30/66 (e)	2,000	1,848
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,472
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.:
6% 9/1/21	$ 13,000	$ 15,278
6.5% 12/15/20	4,000	4,785
		130,383
TOTAL UTILITIES		196,279
TOTAL NONCONVERTIBLE BONDS (Cost $3,758,528)		3,937,217
U.S. Treasury Obligations - 6.1%

U.S. Treasury Bonds 3.125% 8/15/44	300,000	302,766
U.S. Treasury Notes:
0.5% 8/31/16 (d)	877,000	877,068
0.875% 7/15/17	143,000	142,832
0.875% 8/15/17	1,186,000	1,183,961
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,501,414)		2,506,627
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 7.8%
3% 7/1/43	93,746	93,442
3% 9/1/44 (d)	200,000	199,047
3% 9/1/44 (d)	100,000	99,523
3% 9/1/44 (d)	100,000	99,523
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
4% 3/1/42	88,970	94,681
4% 9/1/44 (d)	200,000	211,884
4% 9/1/44 (d)	100,000	105,942
4% 9/1/44 (d)	100,000	105,942
4% 9/1/44 (d)	100,000	105,942
4% 10/1/44 (d)	200,000	211,181
4% 10/1/44 (d)	200,000	211,181
4.5% 3/1/41 to 12/1/43	158,261	171,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 9/1/44 (d)	$ 100,000	$ 107,975
4.5% 9/1/44 (d)	100,000	107,975
4.5% 9/1/44 (d)	100,000	107,975
4.5% 10/1/44 (d)	200,000	215,420
5.5% 9/1/44 (d)	200,000	222,445
5.5% 9/1/44 (d)	100,000	111,223
5.5% 10/1/44 (d)	200,000	222,102
TOTAL FANNIE MAE		3,216,175
Freddie Mac - 0.5%
3% 2/1/43	91,179	91,265
3.5% 8/1/43	94,659	97,317
TOTAL FREDDIE MAC		188,582
Ginnie Mae - 0.8%
3.5% 4/20/42	84,862	88,349
4% 11/20/40	86,411	92,268
5% 10/15/33	121,244	133,925
TOTAL GINNIE MAE		314,542
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,709,065)		3,719,299
Commercial Mortgage Securities - 2.1%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	106,210
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	129,835
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	7,026	7,560
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	10,000	10,678
Series 2007-CB18 Class A4, 5.44% 6/12/47	68,827	74,437
Series 2007-LD11 Class A4, 5.805% 6/15/49 (e)	240,000	260,973
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (e)	10,000	10,990
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (e)	$ 25,000	$ 26,720
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	183,812
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,738
Series 2007-C33 Class A4, 5.9414% 2/15/51 (e)	24,000	26,029
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $860,283)		847,982
Municipal Securities - 0.3%

Chicago Gen. Oblig. 6.314% 1/1/44	35,000	37,085
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	49,648
Series 2010-1, 6.63% 2/1/35	5,000	5,568
Series 2010-3, 6.725% 4/1/35	5,000	5,619
Series 2011, 5.877% 3/1/19	5,000	5,592
Series 2013:
1.84% 12/1/16	5,000	5,033
3.6% 12/1/19	5,000	5,064
TOTAL MUNICIPAL SECURITIES (Cost $111,268)		113,609
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $35,058)	35,000	36,400
Fixed-Income Funds - 70.6%
	Shares
Intermediate-Term Bond Funds - 70.6%
DoubleLine Total Return Bond Fund Class I	196,770	2,164,474
Fidelity GNMA Fund (b)	89,807	1,038,171
JPMorgan Core Bond Fund Select Class	308,217	3,624,636
Metropolitan West Total Return Bond Fund Class I	403,327	4,392,229
PIMCO Total Return Fund Institutional Class	876,807	9,636,110
Prudential Total Return Bond Fund	1,993	28,899
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Western Asset Core Bond Fund Class I	216,109	$ 2,666,781
Western Asset Core Plus Bond Fund Class I	462,037	5,405,836
TOTAL FIXED-INCOME FUNDS (Cost $29,020,016)		28,957,136
Short-Term Funds - 3.6%

Short-Term Funds - 3.6%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,495,328)	130,327	1,479,210
Money Market Funds - 7.4%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $3,056,547)	3,056,547	3,056,547
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $44,547,507)		44,654,027
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(3,652,255)
NET ASSETS - 100%		$ 41,001,772
TBA Sale Commitments
	Principal Amount
Fannie Mae
4% 9/1/44	$ (200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(100,000)	(105,943)
4.5% 9/1/44	(200,000)	(215,951)
5.5% 9/1/44	(200,000)	(222,445)
TOTAL TBA SALE COMMITMENTS (Proceeds $967,563)		$ (968,107)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,256 or 0.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 1,027,394	$ -	$ -	$ 11,939	$ 1,038,171
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,937,217	$ -	$ 3,937,217	$ -
U.S. Government and Government Agency Obligations	2,506,627	-	2,506,627	-
U.S. Government Agency - Mortgage Securities	3,719,299	-	3,719,299	-
Commercial Mortgage Securities	847,982	-	847,982	-
Municipal Securities	113,609	-	113,609	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 36,400	$ -	$ 36,400	$ -
Fixed-Income Funds	28,957,136	28,957,136	-	-
Short-Term Funds	1,479,210	1,479,210	-	-
Money Market Funds	3,056,547	3,056,547	-	-
Total Investments in Securities:	$ 44,654,027	$ 33,492,893	$ 11,161,134	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (968,107)	$ -	$ (968,107)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $43,485,581)	$ 43,615,856
Affiliated issuers (cost $1,061,926)	1,038,171
Total Investments (cost $44,547,507)		$ 44,654,027
Receivable for investments sold, regular delivery		793,313
Receivable for TBA sale commitments		967,563
Receivable for fund shares sold		1,798
Interest receivable		60,271
Prepaid expenses		171
Receivable from investment adviser for expense reductions		229
Other receivables		129
Total assets		46,477,501

Liabilities
Payable for investments purchased Regular delivery	$ 572,237
Delayed delivery	3,906,653
TBA sale commitments, at value	968,107
Payable for fund shares redeemed	14
Accrued management fee	1,167
Distribution and service plan fees payable	22
Other affiliated payables	1,837
Other payables and accrued expenses	25,692
Total liabilities		5,475,729

Net Assets		$ 41,001,772
Net Assets consist of:
Paid in capital		$ 41,099,569
Undistributed net investment income		21,908
Accumulated undistributed net realized gain (loss) on investments		(225,681)
Net unrealized appreciation (depreciation) on investments		105,976
Net Assets		$ 41,001,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($39,003,391 ÷ 3,907,126 shares)	$ 9.98

Class F: Net Asset Value, offering price and redemption price per share ($1,788,969 ÷ 179,133 shares)	$ 9.99

Class L: Net Asset Value, offering price and redemption price per share ($104,810 ÷ 10,497 shares)	$ 9.98

Class N: Net Asset Value, offering price and redemption price per share ($104,602 ÷ 10,476 shares)	$ 9.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 431,700
Affiliated issuers		11,939
Interest		139,049
Total income		582,688

Expenses
Management fee	$ 68,723
Transfer agent fees	3,210
Distribution and service plan fees	129
Accounting fees and expenses	8,553
Custodian fees and expenses	6,598
Independent trustees' compensation	239
Registration fees	27,742
Audit	24,146
Legal	95
Miscellaneous	204
Total expenses before reductions	139,639
Expense reductions	(91,017)	48,622
Net investment income (loss)		534,066
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(108,000)
Change in net unrealized appreciation (depreciation) on: Investment securities	690,092
Delayed delivery commitments	(544)
Total change in net unrealized appreciation (depreciation)		689,548
Net gain (loss)		581,548
Net increase (decrease) in net assets resulting from operations		$ 1,115,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 534,066	$ 1,065,787
Net realized gain (loss)	(108,000)	(103,047)
Change in net unrealized appreciation (depreciation)	689,548	(820,711)
Net increase (decrease) in net assets resulting from operations	1,115,614	142,029
Distributions to shareholders from net investment income	(533,646)	(1,042,035)
Distributions to shareholders from net realized gain	-	(139,252)
Total distributions	(533,646)	(1,181,287)
Share transactions - net increase (decrease)	(3,650,565)	2,863,094
Total increase (decrease) in net assets	(3,068,597)	1,823,836

Net Assets
Beginning of period	44,070,369	42,246,533
End of period (including undistributed net investment income of $21,908 and undistributed net investment income of $21,488, respectively)	$ 41,001,772	$ 44,070,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.128	.248	.201
Net realized and unrealized gain (loss)	.140	(.222)	.151
Total from investment operations	.268	.026	.352
Distributions from net investment income	(.128)	(.243)	(.197)
Distributions from net realized gain	-	(.033)	(.065)
Total distributions	(.128)	(.276)	(.262)
Net asset value, end of period	$ 9.98	$ 9.84	$ 10.09
Total Return B,C	2.74%	.29%	3.54%
Ratios to Average Net Assets F
Expenses before reductions	.67%A	.68%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%A
Net investment income (loss)	2.57%A	2.53%	2.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,003	$ 42,471	$ 41,975
Portfolio turnover rateG	106%A	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.128	.245	.072
Net realized and unrealized gain (loss)	.150	(.229)	(.029)
Total from investment operations	.278	.016	.043
Distributions from net investment income	(.128)	(.243)	(.068)
Distributions from net realized gain	-	(.033)	(.065)
Total distributions	(.128)	(.276)	(.133)
Net asset value, end of period	$ 9.99	$ 9.84	$ 10.10
Total Return B,C	2.84%	.19%	.43%
Ratios to Average Net Assets F
Expenses before reductions	.66%A	.75%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%A
Net investment income (loss)	2.57%A	2.53%	3.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789	$ 1,396	$ 272
Portfolio turnover rateG	106%A	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss)D	.128	.073
Net realized and unrealized gain (loss)	.140	.118 E
Total from investment operations	.268	.191
Distributions from net investment income	(.128)	(.068)
Distributions from net realized gain	-	(.003)
Total distributions	(.128)	(.071)
Net asset value, end of period	$ 9.98	$ 9.84
Total Return B,C	2.74%	1.97%
Ratios to Average Net AssetsG
Expenses before reductions	.67%A	.82%A
Expenses net of fee waivers, if any	.23%A	.23%A
Expenses net of all reductions	.23%A	.23%A
Net investment income (loss)	2.57%A	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102
Portfolio turnover rateH	106%A	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.116	.066
Net realized and unrealized gain (loss)	.139	.118 E
Total from investment operations	.255	.184
Distributions from net investment income	(.115)	(.061)
Distributions from net realized gain	-	(.003)
Total distributions	(.115)	(.064)
Net asset value, end of period	$ 9.98	$ 9.84
Total Return B,C	2.61%	1.90%
Ratios to Average Net Assets G
Expenses before reductions	.92%A	1.07%A
Expenses net of fee waivers, if any	.48%A	.48%A
Expenses net of all reductions	.48%A	.48%A
Net investment income (loss)	2.32%A	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102
Portfolio turnover rateH	106%A	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 507,795
Gross unrealized depreciation	(414,852)
Net unrealized appreciation (depreciation) on securities	$ 92,943

Tax cost	$ 44,561,084

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (116,336)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,307,051 and $6,520,447, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 129	$ 129

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds (ETFs). FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Income Multi-Manager	$ 3,196.02
Class L	7.01
Class N	7.01
	$ 3,210

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $61,819.

Semiannual Report

6. Expense Reductions - continued

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$ 28,076
Class F	.20%	977
Class L	.20%	73
Class N	.45%	72

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Core Income Multi-Manager	$ 510,960	$ 1,026,379
Class F	20,155	14,326
Class L	1,331	703
Class N	1,200	627
Total	$ 533,646	$ 1,042,035
From net realized gain
Core Income Multi-Manager	$ -	$ 138,071
Class F	-	1,119
Class L	-	31
Class N	-	31
Total	$ -	$ 139,252

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Core Income Multi-Manager
Shares sold	87,776	93,505	$ 866,394	$ 914,665
Reinvestment of distributions	51,628	118,224	510,950	1,164,449
Shares redeemed	(548,074)	(54,643)	(5,400,631)	(536,480)
Net increase (decrease)	(408,670)	157,086	$ (4,023,287)	$ 1,542,634
Class F
Shares sold	43,078	148,217	$ 426,713	$ 1,444,141
Reinvestment of distributions	2,034	1,575	20,155	15,445
Shares redeemed	(7,761)	(34,936)	(76,677)	(340,518)
Net increase (decrease)	37,351	114,856	$ 370,191	$ 1,119,068
Class L
Shares sold	-	10,288	$ -	$ 100,000
Reinvestment of distributions	134	75	1,331	734
Shares redeemed	-	-	-	-
Net increase (decrease)	134	10,363	$ 1,331	$ 100,734
Class N
Shares sold	-	10,288	$ -	$ 100,000
Reinvestment of distributions	121	67	1,200	658
Shares redeemed	-	-	-	-
Net increase (decrease)	121	10,355	$ 1,200	$ 100,658

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-L-ACF-N-SANN-1014
1.9585974.100

Strategic Advisers® Core Income Multi-Manager Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Core Income Multi-Manager	.23%
Actual		$ 1,000.00	$ 1,027.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class F	.23%
Actual		$ 1,000.00	$ 1,028.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class L	.23%
Actual		$ 1,000.00	$ 1,027.40	$ 1.18
HypotheticalA		$ 1,000.00	$ 1,024.05	$ 1.17
Class N	.48%
Actual		$ 1,000.00	$ 1,026.10	$ 2.45
HypotheticalA		$ 1,000.00	$ 1,022.79	$ 2.45

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PIMCO Total Return Fund Institutional Class	23.5	24.3
Western Asset Core Plus Bond Fund Class I	13.2	14.5
Metropolitan West Total Return Bond Fund Class I	10.7	10.2
JPMorgan Core Bond Fund Select Class	8.8	10.1
Western Asset Core Bond Fund Class I	6.5	5.8
U.S. Treasury Obligations	6.1	7.4
Fannie Mae	5.5	2.1
Doubleline Total Return Bond Fund Class I	5.3	5.6
Prudential Short-Term Corporate Bond Fund Class Z	3.6	3.9
Fidelity GNMA Fund	2.5	2.3
	85.7
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Corporate Bonds 9.6%	Corporate Bonds 8.8%
U.S. Government and U.S. Government Agency Obligations 12.9%	U.S. Government and U.S. Government Agency Obligations 11.3%
CMOs and Other Mortgage Related Securities 2.1%	CMOs and Other Mortgage Related Securities 2.3%
Municipal Securities 0.3%	Municipal Securities 0.6%
Intermediate-Term Bond Funds 70.6%	Intermediate-Term Bond Funds 72.8%
Other Investments 0.1%	Other Investments 0.2%
Short-Term Funds 3.6%	Short-Term Funds 3.9%
Short-Term Investments and Net Other Assets (Liabilities) 0.8%	Short-Term Investments and Net Other Assets (Liabilities) 0.1%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
Percentages in the above tables are adjusted for the effect of TBA Sale Commitments.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 9.6%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 0.8%
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23	$ 9,000	$ 9,599
Media - 0.8%
COX Communications, Inc. 3.25% 12/15/22 (c)	4,000	3,930
Discovery Communications LLC 3.25% 4/1/23	2,000	1,978
NBCUniversal, Inc. 5.15% 4/30/20	100,000	114,469
Time Warner Cable, Inc.:
4% 9/1/21	118,000	126,639
5.85% 5/1/17	4,000	4,466
8.25% 4/1/19	17,000	21,387
Viacom, Inc.:
2.5% 9/1/18	2,000	2,035
4.25% 9/1/23	22,000	23,161
		298,065
TOTAL CONSUMER DISCRETIONARY		307,664
CONSUMER STAPLES - 0.3%
Beverages - 0.0%
Heineken NV 2.75% 4/1/23 (c)	5,000	4,864
Food & Staples Retailing - 0.0%
CVS Caremark Corp. 4% 12/5/23	8,000	8,437
Food Products - 0.0%
ConAgra Foods, Inc.:
1.9% 1/25/18	4,000	4,000
3.2% 1/25/23	3,000	2,957
		6,957
Tobacco - 0.3%
Altria Group, Inc.:
2.85% 8/9/22	7,000	6,847
4% 1/31/24	6,000	6,242
4.75% 5/5/21	20,000	22,282
5.375% 1/31/44	10,000	11,118
9.7% 11/10/18	2,000	2,595
Reynolds American, Inc.:
3.25% 11/1/22	50,000	48,951
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Tobacco - continued
Reynolds American, Inc.: - continued
4.75% 11/1/42	$ 8,000	$ 7,815
6.15% 9/15/43	4,000	4,665
		110,515
TOTAL CONSUMER STAPLES		130,773
ENERGY - 1.1%
Energy Equipment & Services - 0.3%
DCP Midstream LLC 4.75% 9/30/21 (c)	100,000	106,910
Oil, Gas & Consumable Fuels - 0.8%
DCP Midstream Operating LP:
2.5% 12/1/17	5,000	5,123
2.7% 4/1/19	2,000	2,027
3.875% 3/15/23	18,000	18,416
5.6% 4/1/44	10,000	11,348
Enable Midstream Partners LP:
2.4% 5/15/19 (c)	3,000	2,990
3.9% 5/15/24 (c)	3,000	3,031
Petrobras Global Finance BV:
4.375% 5/20/23	45,000	44,401
5.625% 5/20/43	10,000	9,699
7.25% 3/17/44	36,000	42,272
Petroleos Mexicanos:
5.5% 6/27/44	120,000	130,170
6.5% 6/2/41	15,000	18,300
Spectra Energy Partners, LP 2.95% 9/25/18	2,000	2,073
The Williams Companies, Inc.:
3.7% 1/15/23	3,000	2,878
4.55% 6/24/24	32,000	32,230
Western Gas Partners LP 5.375% 6/1/21	2,000	2,273
Williams Partners LP 4.3% 3/4/24	8,000	8,369
		335,600
TOTAL ENERGY		442,510
FINANCIALS - 5.7%
Banks - 1.5%
Bank of America Corp.:
2.6% 1/15/19	21,000	21,205
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Banks - continued
Bank of America Corp.: - continued
3.3% 1/11/23	$ 69,000	$ 68,435
4.1% 7/24/23	10,000	10,444
4.125% 1/22/24	100,000	104,121
Citigroup, Inc.:
4.05% 7/30/22	4,000	4,123
5.3% 5/6/44	21,000	22,540
5.5% 9/13/25	4,000	4,482
6.125% 5/15/18	31,000	35,554
Credit Suisse AG 6% 2/15/18	2,000	2,259
JPMorgan Chase & Co.:
2.35% 1/28/19	4,000	4,039
3.25% 9/23/22	22,000	22,135
4.25% 10/15/20	4,000	4,328
4.35% 8/15/21	4,000	4,343
4.5% 1/24/22	100,000	109,573
4.625% 5/10/21	4,000	4,423
4.95% 3/25/20	4,000	4,481
Marshall & Ilsley Bank 5% 1/17/17	1,000	1,069
Regions Financial Corp. 2% 5/15/18	10,000	9,956
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	100,000	102,004
6% 12/19/23	35,000	38,053
6.1% 6/10/23	13,000	14,194
6.125% 12/15/22	29,000	31,716
		623,477
Capital Markets - 1.4%
Affiliated Managers Group, Inc. 4.25% 2/15/24	4,000	4,180
Goldman Sachs Group, Inc.:
1.748% 9/15/17	30,000	29,996
2.625% 1/31/19	24,000	24,291
2.9% 7/19/18	29,000	29,822
5.75% 1/24/22	8,000	9,285
6.75% 10/1/37	190,000	234,556
Lazard Group LLC 4.25% 11/14/20	5,000	5,270
Morgan Stanley:
2.125% 4/25/18	15,000	15,090
2.375% 7/23/19	20,000	19,957
3.75% 2/25/23	36,000	36,953
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Capital Markets - continued
Morgan Stanley: - continued
4.875% 11/1/22	$ 138,000	$ 149,090
5% 11/24/25	13,000	13,961
		572,451
Consumer Finance - 0.1%
General Electric Capital Corp.:
4.625% 1/7/21	9,000	10,074
4.65% 10/17/21	4,000	4,482
Hyundai Capital America:
1.625% 10/2/15 (c)	3,000	3,023
1.875% 8/9/16 (c)	3,000	3,041
2.125% 10/2/17 (c)	4,000	4,054
Synchrony Financial:
1.875% 8/15/17	3,000	3,024
3% 8/15/19	4,000	4,057
3.75% 8/15/21	6,000	6,123
4.25% 8/15/24	6,000	6,142
		44,020
Diversified Financial Services - 0.0%
BP Capital Markets PLC 4.5% 10/1/20	4,000	4,414
Insurance - 0.4%
American International Group, Inc.:
2.3% 7/16/19	5,000	5,020
4.875% 6/1/22	6,000	6,735
5.6% 10/18/16	9,000	9,836
Hartford Financial Services Group, Inc. 5.125% 4/15/22	2,000	2,285
MetLife, Inc. 4.368% 9/15/23	8,000	8,718
Pacific LifeCorp:
5.125% 1/30/43 (c)	11,000	11,725
6% 2/10/20 (c)	2,000	2,296
Prudential Financial, Inc. 4.5% 11/16/21	100,000	109,897
		156,512
Real Estate Investment Trusts - 1.0%
Alexandria Real Estate Equities, Inc. 2.75% 1/15/20	2,000	2,005
American Campus Communities Operating Partnership LP 3.75% 4/15/23	3,000	3,008
AvalonBay Communities, Inc.:
3.625% 10/1/20	5,000	5,269
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
AvalonBay Communities, Inc.: - continued
4.2% 12/15/23	$ 20,000	$ 21,407
Boston Properties, Inc. 3.85% 2/1/23	25,000	26,026
Camden Property Trust:
2.95% 12/15/22	4,000	3,901
4.25% 1/15/24	8,000	8,469
DDR Corp.:
4.75% 4/15/18	132,000	143,039
9.625% 3/15/16	3,000	3,393
Duke Realty LP:
3.625% 4/15/23	5,000	4,982
3.875% 10/15/22	8,000	8,209
5.95% 2/15/17	100,000	110,289
Equity One, Inc. 3.75% 11/15/22	20,000	20,092
Government Properties Income Trust 3.75% 8/15/19	10,000	10,087
Health Care REIT, Inc.:
2.25% 3/15/18	5,000	5,066
4.7% 9/15/17	2,000	2,181
Highwoods/Forsyth LP 3.2% 6/15/21	6,000	5,959
Lexington Corporate Properties Trust 4.4% 6/15/24	4,000	4,071
Omega Healthcare Investors, Inc. 4.95% 4/1/24 (c)	3,000	3,099
Retail Opportunity Investments Partnership LP 5% 12/15/23	2,000	2,153
Weingarten Realty Investors 3.375% 10/15/22	2,000	2,013
WP Carey, Inc. 4.6% 4/1/24	20,000	20,894
		415,612
Real Estate Management & Development - 1.3%
BioMed Realty LP:
2.625% 5/1/19	2,000	2,001
4.25% 7/15/22	4,000	4,160
Brandywine Operating Partnership LP:
3.95% 2/15/23	10,000	10,138
4.95% 4/15/18	11,000	11,916
ERP Operating LP:
2.375% 7/1/19	7,000	7,038
4.625% 12/15/21	275,000	305,102
Essex Portfolio LP 3.875% 5/1/24	7,000	7,161
Liberty Property LP:
3.375% 6/15/23	25,000	24,555
5.5% 12/15/16	100,000	108,873
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Mack-Cali Realty LP:
2.5% 12/15/17	$ 9,000	$ 9,093
3.15% 5/15/23	12,000	10,900
Mid-America Apartments LP 4.3% 10/15/23	2,000	2,111
Tanger Properties LP 3.875% 12/1/23	4,000	4,101
Ventas Realty LP/Ventas Capital Corp. 4% 4/30/19	3,000	3,216
		510,365
TOTAL FINANCIALS		2,326,851
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Express Scripts Holding Co. 4.75% 11/15/21	2,000	2,225
UnitedHealth Group, Inc.:
2.75% 2/15/23	2,000	1,957
2.875% 3/15/23	13,000	12,895
WellPoint, Inc. 3.3% 1/15/23	21,000	21,056
		38,133
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	3,000	3,169
Pharmaceuticals - 0.0%
AbbVie, Inc. 1.75% 11/6/17	10,000	10,051
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	3,000	3,013
Zoetis, Inc. 3.25% 2/1/23	4,000	4,002
		17,066
TOTAL HEALTH CARE		58,368
INDUSTRIALS - 0.0%
Trading Companies & Distributors - 0.0%
Air Lease Corp. 3.875% 4/1/21	9,000	9,090
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Tyco Electronics Group SA 2.375% 12/17/18	2,000	2,018
MATERIALS - 0.2%
Metals & Mining - 0.2%
Barrick Gold Corp.:
3.85% 4/1/22	6,000	6,089
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.: - continued
4.1% 5/1/23	$ 66,000	$ 66,944
Freeport-McMoRan Copper & Gold, Inc. 3.875% 3/15/23	5,000	5,075
		78,108
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.9%
AT&T, Inc. 5.55% 8/15/41	48,000	54,986
CenturyLink, Inc.:
5.15% 6/15/17	2,000	2,135
6% 4/1/17	2,000	2,165
6.15% 9/15/19	2,000	2,185
Embarq Corp. 7.082% 6/1/16	6,000	6,600
Verizon Communications, Inc.:
3.45% 3/15/21	28,000	29,042
4.5% 9/15/20	103,000	113,174
5.012% 8/21/54 (c)	74,000	77,293
6.55% 9/15/43	76,000	97,976
		385,556
UTILITIES - 0.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc. 2.95% 12/15/22	4,000	3,950
Cleveland Electric Illuminating Co. 5.7% 4/1/17	3,000	3,263
Duke Energy Corp. 2.1% 6/15/18	5,000	5,043
FirstEnergy Corp.:
2.75% 3/15/18	13,000	13,147
4.25% 3/15/23	30,000	30,250
7.375% 11/15/31	1,000	1,215
Northeast Utilities 1.45% 5/1/18	3,000	2,971
PPL Capital Funding, Inc. 3.4% 6/1/23	6,000	6,057
		65,896
Multi-Utilities - 0.3%
Dominion Resources, Inc. 2.5341% 9/30/66 (e)	2,000	1,848
NiSource Finance Corp. 4.45% 12/1/21	100,000	108,472
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Multi-Utilities - continued
Puget Energy, Inc.:
6% 9/1/21	$ 13,000	$ 15,278
6.5% 12/15/20	4,000	4,785
		130,383
TOTAL UTILITIES		196,279
TOTAL NONCONVERTIBLE BONDS (Cost $3,758,528)		3,937,217
U.S. Treasury Obligations - 6.1%

U.S. Treasury Bonds 3.125% 8/15/44	300,000	302,766
U.S. Treasury Notes:
0.5% 8/31/16 (d)	877,000	877,068
0.875% 7/15/17	143,000	142,832
0.875% 8/15/17	1,186,000	1,183,961
TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,501,414)		2,506,627
U.S. Government Agency - Mortgage Securities - 9.1%

Fannie Mae - 7.8%
3% 7/1/43	93,746	93,442
3% 9/1/44 (d)	200,000	199,047
3% 9/1/44 (d)	100,000	99,523
3% 9/1/44 (d)	100,000	99,523
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
3.5% 9/1/44 (d)	100,000	102,933
4% 3/1/42	88,970	94,681
4% 9/1/44 (d)	200,000	211,884
4% 9/1/44 (d)	100,000	105,942
4% 9/1/44 (d)	100,000	105,942
4% 9/1/44 (d)	100,000	105,942
4% 10/1/44 (d)	200,000	211,181
4% 10/1/44 (d)	200,000	211,181
4.5% 3/1/41 to 12/1/43	158,261	171,040
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 9/1/44 (d)	$ 100,000	$ 107,975
4.5% 9/1/44 (d)	100,000	107,975
4.5% 9/1/44 (d)	100,000	107,975
4.5% 10/1/44 (d)	200,000	215,420
5.5% 9/1/44 (d)	200,000	222,445
5.5% 9/1/44 (d)	100,000	111,223
5.5% 10/1/44 (d)	200,000	222,102
TOTAL FANNIE MAE		3,216,175
Freddie Mac - 0.5%
3% 2/1/43	91,179	91,265
3.5% 8/1/43	94,659	97,317
TOTAL FREDDIE MAC		188,582
Ginnie Mae - 0.8%
3.5% 4/20/42	84,862	88,349
4% 11/20/40	86,411	92,268
5% 10/15/33	121,244	133,925
TOTAL GINNIE MAE		314,542
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,709,065)		3,719,299
Commercial Mortgage Securities - 2.1%

GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	98,500	106,210
Greenwich Capital Commercial Funding Corp. sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	120,000	129,835
GS Mortgage Securities Trust sequential payer Series 2006-GG8 Class A1A, 5.547% 11/10/39	7,026	7,560
JPMorgan Chase Commercial Mortgage Securities Trust sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	10,000	10,678
Series 2007-CB18 Class A4, 5.44% 6/12/47	68,827	74,437
Series 2007-LD11 Class A4, 5.805% 6/15/49 (e)	240,000	260,973
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 5.8927% 7/15/44 (e)	10,000	10,990
Commercial Mortgage Securities - continued
	Principal Amount	Value
Merrill Lynch-CFC Commercial Mortgage Trust sequential payer Series 2006-4 Class A3, 5.172% 12/12/49 (e)	$ 25,000	$ 26,720
Wachovia Bank Commercial Mortgage Trust sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	170,000	183,812
Series 2007-C31 Class A4, 5.509% 4/15/47	10,000	10,738
Series 2007-C33 Class A4, 5.9414% 2/15/51 (e)	24,000	26,029
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $860,283)		847,982
Municipal Securities - 0.3%

Chicago Gen. Oblig. 6.314% 1/1/44	35,000	37,085
Illinois Gen. Oblig.:
Series 2003, 5.1% 6/1/33	50,000	49,648
Series 2010-1, 6.63% 2/1/35	5,000	5,568
Series 2010-3, 6.725% 4/1/35	5,000	5,619
Series 2011, 5.877% 3/1/19	5,000	5,592
Series 2013:
1.84% 12/1/16	5,000	5,033
3.6% 12/1/19	5,000	5,064
TOTAL MUNICIPAL SECURITIES (Cost $111,268)		113,609
Foreign Government and Government Agency Obligations - 0.1%

United Mexican States 3.5% 1/21/21 (Cost $35,058)	35,000	36,400
Fixed-Income Funds - 70.6%
	Shares
Intermediate-Term Bond Funds - 70.6%
DoubleLine Total Return Bond Fund Class I	196,770	2,164,474
Fidelity GNMA Fund (b)	89,807	1,038,171
JPMorgan Core Bond Fund Select Class	308,217	3,624,636
Metropolitan West Total Return Bond Fund Class I	403,327	4,392,229
PIMCO Total Return Fund Institutional Class	876,807	9,636,110
Prudential Total Return Bond Fund	1,993	28,899
Fixed-Income Funds - continued
	Shares	Value
Intermediate-Term Bond Funds - continued
Western Asset Core Bond Fund Class I	216,109	$ 2,666,781
Western Asset Core Plus Bond Fund Class I	462,037	5,405,836
TOTAL FIXED-INCOME FUNDS (Cost $29,020,016)		28,957,136
Short-Term Funds - 3.6%

Short-Term Funds - 3.6%
Prudential Short-Term Corporate Bond Fund Class Z (Cost $1,495,328)	130,327	1,479,210
Money Market Funds - 7.4%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $3,056,547)	3,056,547	3,056,547
TOTAL INVESTMENT PORTFOLIO - 108.9% (Cost $44,547,507)		44,654,027
NET OTHER ASSETS (LIABILITIES) - (8.9)%		(3,652,255)
NET ASSETS - 100%		$ 41,001,772
TBA Sale Commitments
	Principal Amount
Fannie Mae
4% 9/1/44	$ (200,000)	(211,884)
4% 9/1/44	(200,000)	(211,884)
4% 9/1/44	(100,000)	(105,943)
4.5% 9/1/44	(200,000)	(215,951)
5.5% 9/1/44	(200,000)	(222,445)
TOTAL TBA SALE COMMITMENTS (Proceeds $967,563)		$ (968,107)
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $226,256 or 0.6% of net assets.

(d) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity GNMA Fund	$ 1,027,394	$ -	$ -	$ 11,939	$ 1,038,171
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 3,937,217	$ -	$ 3,937,217	$ -
U.S. Government and Government Agency Obligations	2,506,627	-	2,506,627	-
U.S. Government Agency - Mortgage Securities	3,719,299	-	3,719,299	-
Commercial Mortgage Securities	847,982	-	847,982	-
Municipal Securities	113,609	-	113,609	-
Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Foreign Government and Government Agency Obligations	$ 36,400	$ -	$ 36,400	$ -
Fixed-Income Funds	28,957,136	28,957,136	-	-
Short-Term Funds	1,479,210	1,479,210	-	-
Money Market Funds	3,056,547	3,056,547	-	-
Total Investments in Securities:	$ 44,654,027	$ 33,492,893	$ 11,161,134	$ -
Other Financial Instruments:
TBA Sale Commitments	$ (968,107)	$ -	$ (968,107)	$ -

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $43,485,581)	$ 43,615,856
Affiliated issuers (cost $1,061,926)	1,038,171
Total Investments (cost $44,547,507)		$ 44,654,027
Receivable for investments sold, regular delivery		793,313
Receivable for TBA sale commitments		967,563
Receivable for fund shares sold		1,798
Interest receivable		60,271
Prepaid expenses		171
Receivable from investment adviser for expense reductions		229
Other receivables		129
Total assets		46,477,501

Liabilities
Payable for investments purchased Regular delivery	$ 572,237
Delayed delivery	3,906,653
TBA sale commitments, at value	968,107
Payable for fund shares redeemed	14
Accrued management fee	1,167
Distribution and service plan fees payable	22
Other affiliated payables	1,837
Other payables and accrued expenses	25,692
Total liabilities		5,475,729

Net Assets		$ 41,001,772
Net Assets consist of:
Paid in capital		$ 41,099,569
Undistributed net investment income		21,908
Accumulated undistributed net realized gain (loss) on investments		(225,681)
Net unrealized appreciation (depreciation) on investments		105,976
Net Assets		$ 41,001,772

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Core Income Multi-Manager: Net Asset Value, offering price and redemption price per share ($39,003,391 ÷ 3,907,126 shares)	$ 9.98

Class F: Net Asset Value, offering price and redemption price per share ($1,788,969 ÷ 179,133 shares)	$ 9.99

Class L: Net Asset Value, offering price and redemption price per share ($104,810 ÷ 10,497 shares)	$ 9.98

Class N: Net Asset Value, offering price and redemption price per share ($104,602 ÷ 10,476 shares)	$ 9.98

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 431,700
Affiliated issuers		11,939
Interest		139,049
Total income		582,688

Expenses
Management fee	$ 68,723
Transfer agent fees	3,210
Distribution and service plan fees	129
Accounting fees and expenses	8,553
Custodian fees and expenses	6,598
Independent trustees' compensation	239
Registration fees	27,742
Audit	24,146
Legal	95
Miscellaneous	204
Total expenses before reductions	139,639
Expense reductions	(91,017)	48,622
Net investment income (loss)		534,066
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		(108,000)
Change in net unrealized appreciation (depreciation) on: Investment securities	690,092
Delayed delivery commitments	(544)
Total change in net unrealized appreciation (depreciation)		689,548
Net gain (loss)		581,548
Net increase (decrease) in net assets resulting from operations		$ 1,115,614

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 534,066	$ 1,065,787
Net realized gain (loss)	(108,000)	(103,047)
Change in net unrealized appreciation (depreciation)	689,548	(820,711)
Net increase (decrease) in net assets resulting from operations	1,115,614	142,029
Distributions to shareholders from net investment income	(533,646)	(1,042,035)
Distributions to shareholders from net realized gain	-	(139,252)
Total distributions	(533,646)	(1,181,287)
Share transactions - net increase (decrease)	(3,650,565)	2,863,094
Total increase (decrease) in net assets	(3,068,597)	1,823,836

Net Assets
Beginning of period	44,070,369	42,246,533
End of period (including undistributed net investment income of $21,908 and undistributed net investment income of $21,488, respectively)	$ 41,001,772	$ 44,070,369

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Core Income Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.09	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.128	.248	.201
Net realized and unrealized gain (loss)	.140	(.222)	.151
Total from investment operations	.268	.026	.352
Distributions from net investment income	(.128)	(.243)	(.197)
Distributions from net realized gain	-	(.033)	(.065)
Total distributions	(.128)	(.276)	(.262)
Net asset value, end of period	$ 9.98	$ 9.84	$ 10.09
Total Return B,C	2.74%	.29%	3.54%
Ratios to Average Net Assets F
Expenses before reductions	.67%A	.68%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%A
Net investment income (loss)	2.57%A	2.53%	2.84%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 39,003	$ 42,471	$ 41,975
Portfolio turnover rateG	106%A	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period June 19, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 10.10	$ 10.19
Income from Investment Operations
Net investment income (loss) D	.128	.245	.072
Net realized and unrealized gain (loss)	.150	(.229)	(.029)
Total from investment operations	.278	.016	.043
Distributions from net investment income	(.128)	(.243)	(.068)
Distributions from net realized gain	-	(.033)	(.065)
Total distributions	(.128)	(.276)	(.133)
Net asset value, end of period	$ 9.99	$ 9.84	$ 10.10
Total Return B,C	2.84%	.19%	.43%
Ratios to Average Net Assets F
Expenses before reductions	.66%A	.75%	.66%A
Expenses net of fee waivers, if any	.23%A	.23%	.23%A
Expenses net of all reductions	.23%A	.23%	.23%A
Net investment income (loss)	2.57%A	2.53%	3.62%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,789	$ 1,396	$ 272
Portfolio turnover rateG	106%A	87%	190%A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss)D	.128	.073
Net realized and unrealized gain (loss)	.140	.118 E
Total from investment operations	.268	.191
Distributions from net investment income	(.128)	(.068)
Distributions from net realized gain	-	(.003)
Total distributions	(.128)	(.071)
Net asset value, end of period	$ 9.98	$ 9.84
Total Return B,C	2.74%	1.97%
Ratios to Average Net AssetsG
Expenses before reductions	.67%A	.82%A
Expenses net of fee waivers, if any	.23%A	.23%A
Expenses net of all reductions	.23%A	.23%A
Net investment income (loss)	2.57%A	2.52%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102
Portfolio turnover rateH	106%A	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.84	$ 9.72
Income from Investment Operations
Net investment income (loss) D	.116	.066
Net realized and unrealized gain (loss)	.139	.118 E
Total from investment operations	.255	.184
Distributions from net investment income	(.115)	(.061)
Distributions from net realized gain	-	(.003)
Total distributions	(.115)	(.064)
Net asset value, end of period	$ 9.98	$ 9.84
Total Return B,C	2.61%	1.90%
Ratios to Average Net Assets G
Expenses before reductions	.92%A	1.07%A
Expenses net of fee waivers, if any	.48%A	.48%A
Expenses net of all reductions	.48%A	.48%A
Net investment income (loss)	2.32%A	2.27%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 105	$ 102
Portfolio turnover rateH	106%A	87%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Core Income Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Core Income Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Underlying Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, market discount, deferred trustees compensation, capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 507,795
Gross unrealized depreciation	(414,852)
Net unrealized appreciation (depreciation) on securities	$ 92,943

Tax cost	$ 44,561,084

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

No expiration
Short-term	$ (116,336)

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

To-Be-Announced (TBA) Securities and Mortgage Dollar Rolls. During the period, the Fund transacted in TBA securities that involved buying or selling mortgage-backed securities (MBS) on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. The Fund may enter into a TBA transaction with the intent to take possession of or deliver the underlying MBS, or the Fund may elect to extend the settlement by entering into either a mortgage or reverse mortgage dollar roll. Mortgage dollar rolls are transactions where a fund sells TBA securities and simultaneously agrees to repurchase MBS on a later date at a lower price and with the same counterparty. Reverse mortgage dollar rolls involve the purchase and simultaneous agreement to sell TBA securities on a later date at a lower price. Transactions in mortgage dollar rolls and reverse mortgage dollar rolls are accounted for as purchases and sales and may result in an increase to the Fund's portfolio turnover rate.

Purchases and sales of TBA securities involve risks similar to those discussed above for delayed delivery and when-issued securities. Also, if the counterparty in a mortgage dollar roll or a reverse mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's right to repurchase or sell securities may be limited. Additionally, when a fund sells TBA securities without already owning or having the right to obtain the deliverable securities (an uncovered forward commitment to sell), it incurs a risk of loss because it could have to purchase the securities at a price that is higher than the price at which it sold them. A fund may be unable to purchase the deliverable securities if the corresponding market is illiquid.

TBA securities subject to a forward commitment to sell at period end are included at the end of the Fund's Schedule of Investments under the caption "TBA Sale Commitments." The proceeds and value of these commitments are reflected in the Fund's Statement of Assets and Liabilities as Receivable for TBA sale commitments and TBA sale commitments, at value, respectively.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Semiannual Report

3. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities and U.S. government securities, aggregated $2,307,051 and $6,520,447, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .65% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .33% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Prudential Investment Management, Inc. (Prudential) has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Prudential has not been allocated any portion of the Fund's assets. Prudential in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 129	$ 129

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds (ETFs). FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Core Income Multi-Manager	$ 3,196.02
Class L	7.01
Class N	7.01
	$ 3,210

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $35 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $61,819.

Semiannual Report

6. Expense Reductions - continued

The investment adviser has also contractually agreed to reimburse Core Income Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Core Income Multi-Manager	.20%	$ 28,076
Class F	.20%	977
Class L	.20%	73
Class N	.45%	72

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Core Income Multi-Manager	$ 510,960	$ 1,026,379
Class F	20,155	14,326
Class L	1,331	703
Class N	1,200	627
Total	$ 533,646	$ 1,042,035
From net realized gain
Core Income Multi-Manager	$ -	$ 138,071
Class F	-	1,119
Class L	-	31
Class N	-	31
Total	$ -	$ 139,252

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Core Income Multi-Manager
Shares sold	87,776	93,505	$ 866,394	$ 914,665
Reinvestment of distributions	51,628	118,224	510,950	1,164,449
Shares redeemed	(548,074)	(54,643)	(5,400,631)	(536,480)
Net increase (decrease)	(408,670)	157,086	$ (4,023,287)	$ 1,542,634
Class F
Shares sold	43,078	148,217	$ 426,713	$ 1,444,141
Reinvestment of distributions	2,034	1,575	20,155	15,445
Shares redeemed	(7,761)	(34,936)	(76,677)	(340,518)
Net increase (decrease)	37,351	114,856	$ 370,191	$ 1,119,068
Class L
Shares sold	-	10,288	$ -	$ 100,000
Reinvestment of distributions	134	75	1,331	734
Shares redeemed	-	-	-	-
Net increase (decrease)	134	10,363	$ 1,331	$ 100,734
Class N
Shares sold	-	10,288	$ -	$ 100,000
Reinvestment of distributions	121	67	1,200	658
Shares redeemed	-	-	-	-
Net increase (decrease)	121	10,355	$ 1,200	$ 100,658

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of 92% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Prudential Investment
Management, Inc.

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ACF-USAN-1014
1.941272.102

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Class F

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Small-Mid Cap Multi-Manager	1.16%
Actual		$ 1,000.00	$ 1,021.10	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class F	1.06%
Actual		$ 1,000.00	$ 1,021.90	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class L	1.16%
Actual		$ 1,000.00	$ 1,021.10	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class N	1.41%
Actual		$ 1,000.00	$ 1,020.00	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	0.9	0.9
Allegheny Technologies, Inc.	0.8	0.5
Comerica, Inc.	0.7	0.5
ITT Corp.	0.6	0.5
Allied World Assurance Co.	0.6	0.4
CIT Group, Inc.	0.6	0.5
Gulfport Energy Corp.	0.6	0.6
Tribune Media Co. Class A	0.6	0.5
Allison Transmission Holdings, Inc.	0.6	0.1
Skyworks Solutions, Inc.	0.5	0.2
	6.5
Top Five Market Sectors as of August 31, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	17.0
Financials	16.9	16.9
Industrials	14.8	15.9
Consumer Discretionary	12.9	14.1
Health Care	9.5	10.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Common Stocks 89.6%	Common Stocks 91.5%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 9.5%	Short-Term Investments and Net Other Assets (Liabilities) 7.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.4%
Autoliv, Inc.	328	$ 34,010
Cooper Tire & Rubber Co.	762	23,492
Dana Holding Corp.	3,540	82,234
Gentex Corp.	3,298	97,456
Mobileye NV (a)	324	14,003
Remy International, Inc.	200	4,420
Tenneco, Inc. (a)	884	56,647
Tower International, Inc. (a)	1,350	45,266
Visteon Corp. (a)	1,065	107,767
		465,295
Distributors - 0.3%
LKQ Corp. (a)	2,418	68,671
Pool Corp.	858	48,614
		117,285
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	799	32,495
Capella Education Co.	430	27,997
Grand Canyon Education, Inc. (a)	640	27,674
H&R Block, Inc.	3,537	118,596
LifeLock, Inc. (a)	4,464	66,156
Nord Anglia Education, Inc. (a)	1,168	22,367
		295,285
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A	2,493	17,925
Choice Hotels International, Inc.	867	46,957
Chuy's Holdings, Inc. (a)	496	13,045
Diamond Resorts International, Inc. (a)	532	13,311
Domino's Pizza, Inc.	679	51,231
Dunkin' Brands Group, Inc.	762	33,177
Hyatt Hotels Corp. Class A (a)	1,940	118,515
Jack in the Box, Inc.	1,322	78,593
Marriott Vacations Worldwide Corp. (a)	240	14,302
MGM Mirage, Inc. (a)	2,825	69,128
Multimedia Games Holding Co., Inc. (a)	910	25,307
Noodles & Co. (a)	403	7,887
Norwegian Cruise Line Holdings Ltd. (a)	512	17,055
Pinnacle Entertainment, Inc. (a)	2,027	50,655
Royal Caribbean Cruises Ltd.	1,285	81,932
Sonic Corp.	1,510	31,876
The Cheesecake Factory, Inc.	959	43,107
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wendy's Co.	7,200	$ 58,680
Zoe's Kitchen, Inc.	364	10,618
		783,301
Household Durables - 0.7%
Garmin Ltd.	425	23,090
Helen of Troy Ltd. (a)	752	43,781
M.D.C. Holdings, Inc.	3,730	108,207
Standard Pacific Corp. (a)	5,798	48,529
		223,607
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (a)	2,472	82,070
MakeMyTrip Ltd. (a)	529	15,330
Orbitz Worldwide, Inc. (a)	3,475	28,495
RetailMeNot, Inc. (a)	951	17,736
Shutterfly, Inc. (a)	1,417	72,281
TripAdvisor, Inc. (a)	171	16,944
		232,856
Leisure Products - 0.2%
Brunswick Corp.	1,622	69,746
Media - 2.2%
DHX Media Ltd.	707	4,948
Gannett Co., Inc.	2,475	83,556
Gray Television, Inc. (a)	3,325	33,017
IMAX Corp. (a)	910	25,225
Live Nation Entertainment, Inc. (a)	582	12,781
News Corp. Class A (a)	9,490	167,261
Sinclair Broadcast Group, Inc. Class A	4,318	125,438
Starz Series A (a)	1,850	57,887
Tribune Media Co. Class A (a)	2,515	191,895
Tribune Publishing Co. (a)	344	6,605
		708,613
Multiline Retail - 0.1%
Burlington Stores, Inc.	582	20,760
Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	1,575	22,176
Citi Trends, Inc. (a)	1,353	31,471
CST Brands, Inc.	4,050	141,102
DSW, Inc. Class A	1,371	42,419
Express, Inc. (a)	5,254	91,104
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Five Below, Inc. (a)	668	$ 27,094
Foot Locker, Inc.	1,490	83,604
Group 1 Automotive, Inc.	646	51,783
Lithia Motors, Inc. Class A (sub. vtg.)	805	70,373
Lumber Liquidators Holdings, Inc. (a)	212	12,131
Monro Muffler Brake, Inc.	852	44,091
New York & Co., Inc. (a)	1,250	4,250
Office Depot, Inc. (a)	12,075	61,824
Outerwall, Inc. (a)	606	35,712
Pier 1 Imports, Inc.	2,754	43,403
Restoration Hardware Holdings, Inc. (a)	370	31,032
Select Comfort Corp. (a)	600	13,422
Signet Jewelers Ltd.	265	31,236
Tile Shop Holdings, Inc. (a)	1,853	21,402
Urban Outfitters, Inc. (a)	1,112	44,246
Vitamin Shoppe, Inc. (a)	618	24,219
Williams-Sonoma, Inc.	280	18,416
		946,510
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	240	19,867
Crocs, Inc. (a)	350	5,408
Deckers Outdoor Corp. (a)	700	64,568
Fossil Group, Inc. (a)	250	25,323
G-III Apparel Group Ltd. (a)	680	56,127
Hanesbrands, Inc.	450	46,206
Movado Group, Inc.	1,120	41,586
PVH Corp.	350	40,859
Steven Madden Ltd. (a)	1,491	50,679
		350,623
TOTAL CONSUMER DISCRETIONARY		4,213,881
CONSUMER STAPLES - 2.3%
Beverages - 0.0%
Cott Corp.	1,250	9,358
Food & Staples Retailing - 0.6%
Brasil Pharma SA	8,970	16,750
Brasil Pharma SA warrants (a)	1,375	55
Casey's General Stores, Inc.	461	33,049
Fairway Group Holdings Corp. (a)	1,918	8,612
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	1,430	$ 47,691
Rite Aid Corp. (a)	12,075	75,107
		181,264
Food Products - 1.3%
Annie's, Inc. (a)	1,986	63,334
B&G Foods, Inc. Class A	1,334	40,287
Darling International, Inc. (a)	1,110	21,401
Flowers Foods, Inc.	946	18,523
Keurig Green Mountain, Inc.	127	16,932
Lancaster Colony Corp.	604	53,400
Pinnacle Foods, Inc.	1,475	47,731
The Hain Celestial Group, Inc. (a)	1,260	123,934
WhiteWave Foods Co. (a)	870	30,467
		416,009
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	1,100	95,260
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	500	8,550
Inter Parfums, Inc.	1,108	33,750
		42,300
TOTAL CONSUMER STAPLES		744,191
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	1,572	77,673
Dresser-Rand Group, Inc. (a)	724	50,173
Dril-Quip, Inc. (a)	533	54,084
Frank's International NV	1,116	22,487
Helix Energy Solutions Group, Inc. (a)	1,300	35,516
Hornbeck Offshore Services, Inc. (a)	1,082	47,240
ION Geophysical Corp. (a)	3,950	13,628
McDermott International, Inc. (a)	1,600	11,520
Oceaneering International, Inc.	877	61,004
Patterson-UTI Energy, Inc.	1,929	66,628
Precision Drilling Corp.	9,380	119,568
SEACOR Holdings, Inc. (a)	1,701	138,802
TETRA Technologies, Inc. (a)	2,850	33,630
		731,953
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corp. (a)	4,400	$ 26,004
Alpha Natural Resources, Inc. (a)	2,022	7,987
Athlon Energy, Inc.	630	29,320
Bonanza Creek Energy, Inc. (a)	510	31,319
Cabot Oil & Gas Corp.	525	17,609
Carrizo Oil & Gas, Inc. (a)	1,511	94,770
Cimarex Energy Co.	880	127,741
Cloud Peak Energy, Inc. (a)	1,835	28,828
Comstock Resources, Inc.	875	21,333
CONSOL Energy, Inc.	430	17,320
Delek U.S. Holdings, Inc.	3,325	116,309
Energen Corp.	713	57,382
Foresight Energy LP	923	17,528
GasLog Ltd.	775	19,615
Gulfport Energy Corp. (a)	3,370	197,145
Laredo Petroleum Holdings, Inc. (a)	1,666	39,384
Memorial Resource Development Corp.	630	18,566
Oasis Petroleum, Inc. (a)	1,263	62,127
PBF Energy, Inc. Class A	2,600	73,866
Peabody Energy Corp.	2,171	34,475
Pioneer Natural Resources Co.	605	126,233
Range Resources Corp.	242	19,019
Resolute Energy Corp. (a)	2,489	19,987
Rice Energy, Inc.	785	22,985
Rosetta Resources, Inc. (a)	587	29,350
SemGroup Corp. Class A	289	25,354
StealthGas, Inc. (a)	1,088	10,652
Susser Pete Partners LP	553	31,565
Synergy Resources Corp. (a)	2,551	34,336
Tsakos Energy Navigation Ltd.	6,475	49,858
Ultra Petroleum Corp. (a)	2,020	53,591
Whiting Petroleum Corp. (a)	1,367	126,666
		1,588,224
TOTAL ENERGY		2,320,177
FINANCIALS - 16.9%
Banks - 5.4%
BankUnited, Inc.	1,727	54,487
CIT Group, Inc.	4,180	200,473
City National Corp.	280	21,246
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	4,410	$ 221,999
East West Bancorp, Inc.	1,960	68,286
First Niagara Financial Group, Inc.	3,020	26,274
First Republic Bank	309	15,110
FirstMerit Corp.	1,269	21,871
Hancock Holding Co.	1,372	45,605
Hanmi Financial Corp.	1,954	40,155
Home Bancshares, Inc.	1,404	41,769
Huntington Bancshares, Inc.	14,785	145,558
Investors Bancorp, Inc.	11,614	123,225
KeyCorp	1,695	23,069
National Bank Holdings Corp.	2,498	50,759
PacWest Bancorp	1,533	64,294
PrivateBancorp, Inc.	203	5,991
Prosperity Bancshares, Inc.	1,354	81,782
SVB Financial Group (a)	715	79,594
Synovus Financial Corp.	1,127	27,217
TCF Financial Corp.	2,050	32,390
Texas Capital Bancshares, Inc. (a)	525	28,340
UMB Financial Corp.	821	47,413
Umpqua Holdings Corp.	5,132	89,656
United Community Bank, Inc.	3,925	66,568
Webster Financial Corp.	4,775	140,863
		1,763,994
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	240	50,676
American Capital Ltd. (a)	9,430	146,071
Ares Capital Corp.	2,850	48,878
Eaton Vance Corp. (non-vtg.)	2,025	79,299
FXCM, Inc. Class A	1,295	18,765
Greenhill & Co., Inc.	643	31,520
Janus Capital Group, Inc.	3,735	45,380
LPL Financial	192	9,348
New Mountain Finance Corp.	2,239	34,458
Raymond James Financial, Inc.	2,880	157,363
Stifel Financial Corp. (a)	1,404	67,224
		688,982
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	4,900	120,540
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,285	$ 80,145
Portfolio Recovery Associates, Inc. (a)	843	47,908
		248,593
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	360	21,211
The NASDAQ OMX Group, Inc.	270	11,737
Voya Financial, Inc.	3,050	119,225
		152,173
Insurance - 3.5%
Allied World Assurance Co.	5,500	203,445
American Equity Investment Life Holding Co.	2,113	52,276
Amtrust Financial Services, Inc.	1,162	51,163
CNO Financial Group, Inc.	8,130	145,121
FNF Group	3,405	96,396
FNFV Group (a)	174	2,607
Genworth Financial, Inc. Class A (a)	4,200	59,598
HCC Insurance Holdings, Inc.	2,075	104,041
Lincoln National Corp.	1,500	82,560
Platinum Underwriters Holdings Ltd.	654	40,855
Protective Life Corp.	947	65,722
Reinsurance Group of America, Inc.	593	49,207
Validus Holdings Ltd.	525	20,533
White Mountains Insurance Group Ltd.	230	145,875
XL Group PLC Class A	650	22,217
		1,141,616
Real Estate Investment Trusts - 3.7%
BioMed Realty Trust, Inc.	6,325	141,996
Brandywine Realty Trust (SBI)	5,075	81,302
Campus Crest Communities, Inc.	2,748	22,589
CBL & Associates Properties, Inc.	2,325	44,175
Chesapeake Lodging Trust	1,862	57,368
Corrections Corp. of America	1,568	55,884
Cousins Properties, Inc.	2,915	36,991
DuPont Fabros Technology, Inc.	3,525	99,264
Gaming & Leisure Properties	638	21,245
Glimcher Realty Trust	3,854	43,280
iStar Financial, Inc. (a)	5,800	86,304
Kite Realty Group Trust	1,488	38,271
Liberty Property Trust (SBI)	3,575	126,627
Medical Properties Trust, Inc.	3,110	43,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	533	$ 38,547
Rayonier, Inc.	1,300	44,551
Ryman Hospitality Properties, Inc.	2,370	117,908
Strategic Hotel & Resorts, Inc. (a)	5,525	65,637
Sunstone Hotel Investors, Inc.	2,950	42,982
		1,208,741
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	3,980	162,782
CBRE Group, Inc. (a)	3,600	114,408
		277,190
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	325	25,022
Ocwen Financial Corp. (a)	779	21,765
Walker & Dunlop, Inc. (a)	1,869	26,521
		73,308
TOTAL FINANCIALS		5,554,597
HEALTH CARE - 9.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	577	40,200
Cepheid, Inc. (a)	412	16,492
Emergent BioSolutions, Inc. (a)	1,352	33,665
Exact Sciences Corp. (a)	3,691	76,957
Incyte Corp. (a)	1,029	55,772
InterMune, Inc. (a)	1,668	122,515
KYTHERA Biopharmaceuticals, Inc. (a)	540	20,309
Ligand Pharmaceuticals, Inc. Class B (a)	580	30,183
MiMedx Group, Inc. (a)	1,439	10,131
NPS Pharmaceuticals, Inc. (a)	1,555	46,930
Seattle Genetics, Inc. (a)	1,102	48,499
		501,653
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	1,000	8,140
Alere, Inc. (a)	1,661	58,882
Align Technology, Inc. (a)	322	17,536
Analogic Corp.	807	58,265
Cardiovascular Systems, Inc. (a)	699	19,915
Cyberonics, Inc. (a)	400	22,956
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DexCom, Inc. (a)	525	$ 23,205
Genmark Diagnostics, Inc. (a)	1,420	15,265
Globus Medical, Inc. (a)	1,261	22,875
Hologic, Inc. (a)	3,100	77,097
ICU Medical, Inc. (a)	575	35,989
IDEXX Laboratories, Inc. (a)	215	26,654
Insulet Corp. (a)	1,186	42,826
Masimo Corp. (a)	480	10,771
Novadaq Technologies, Inc. (a)	312	4,075
Novadaq Technologies, Inc. (a)	525	6,857
NuVasive, Inc. (a)	2,519	88,417
Roka Bioscience, Inc. (a)	958	11,228
Sirona Dental Systems, Inc. (a)	1,290	105,148
Steris Corp.	1,075	60,512
Symmetry Medical, Inc. (a)	1,150	10,603
TearLab Corp. (a)	2,736	10,588
The Cooper Companies, Inc.	190	30,976
Thoratec Corp. (a)	1,021	25,525
Uroplasty, Inc. (a)	1,604	4,219
West Pharmaceutical Services, Inc.	1,537	66,752
		865,276
Health Care Providers & Services - 3.0%
Air Methods Corp. (a)	735	43,115
AMN Healthcare Services, Inc. (a)	1,600	24,192
Brookdale Senior Living, Inc. (a)	553	19,327
Capital Senior Living Corp. (a)	1,279	29,251
Centene Corp. (a)	1,213	94,772
Chemed Corp.	633	66,851
Community Health Systems, Inc. (a)	1,203	65,299
Community Health Systems, Inc. rights 1/27/16 (a)	5,163	201
ExamWorks Group, Inc. (a)	3,351	110,415
HealthSouth Corp.	2,879	113,404
Healthways, Inc. (a)	3,854	67,291
Kindred Healthcare, Inc.	2,750	56,788
MEDNAX, Inc. (a)	548	31,373
Premier, Inc.	580	18,316
Select Medical Holdings Corp.	3,492	48,958
Universal Health Services, Inc. Class B	1,125	128,745
VCA Antech, Inc. (a)	1,695	69,071
		987,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,010	$ 29,698
HealthStream, Inc. (a)	1,070	27,777
HMS Holdings Corp. (a)	991	22,654
		80,129
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	1,850	16,040
Cambrex Corp. (a)	530	11,618
Charles River Laboratories International, Inc. (a)	885	52,304
ICON PLC (a)	472	23,383
PAREXEL International Corp. (a)	1,012	57,117
PerkinElmer, Inc.	1,559	69,921
Techne Corp.	542	51,772
Waters Corp. (a)	436	45,095
		327,250
Pharmaceuticals - 1.1%
Aratana Therapeutics, Inc. (a)	599	6,960
Flamel Technologies SA sponsored ADR (a)	1,706	25,590
Jazz Pharmaceuticals PLC (a)	575	93,679
Mallinckrodt PLC (a)	800	65,192
MediWound Ltd. (a)	486	3,548
Pacira Pharmaceuticals, Inc. (a)	320	34,643
Salix Pharmaceuticals Ltd. (a)	771	122,674
TherapeuticsMD, Inc. (a)	2,978	16,528
		368,814
TOTAL HEALTH CARE		3,130,491
INDUSTRIALS - 14.8%
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)	250	7,885
Alliant Techsystems, Inc.	500	63,000
Astronics Corp. (a)	938	58,850
HEICO Corp. Class A	797	33,091
Hexcel Corp. (a)	2,001	82,421
Huntington Ingalls Industries, Inc.	370	37,781
KEYW Holding Corp. (a)	900	10,647
Spirit AeroSystems Holdings, Inc. Class A (a)	1,370	52,540
Teledyne Technologies, Inc. (a)	1,392	135,121
Textron, Inc.	1,140	43,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	455	$ 85,535
Triumph Group, Inc.	1,028	71,312
		681,503
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc. (a)	1,605	41,666
Forward Air Corp.	1,124	52,030
		93,696
Airlines - 0.4%
Allegiant Travel Co.	355	43,615
JetBlue Airways Corp. (a)	4,700	57,481
Spirit Airlines, Inc. (a)	340	23,933
		125,029
Building Products - 0.9%
A.O. Smith Corp.	2,962	145,375
Advanced Drain Systems, Inc. Del (a)	1,091	20,696
Owens Corning	3,070	110,520
Trex Co., Inc. (a)	466	17,522
		294,113
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	1,140	69,016
Covanta Holding Corp.	1,900	39,881
Healthcare Services Group, Inc.	998	27,275
Performant Financial Corp. (a)	1,054	10,139
Pitney Bowes, Inc.	5,063	137,005
R.R. Donnelley & Sons Co.	2,725	48,151
Steelcase, Inc. Class A	2,941	46,174
Team, Inc. (a)	515	20,554
Tetra Tech, Inc.	2,425	61,838
		460,033
Construction & Engineering - 0.2%
KBR, Inc.	1,370	30,167
MasTec, Inc. (a)	1,408	42,944
		73,111
Electrical Equipment - 1.2%
Acuity Brands, Inc.	490	60,701
AZZ, Inc.	300	13,902
Encore Wire Corp.	2,195	93,178
Generac Holdings, Inc. (a)	2,263	105,275
GrafTech International Ltd. (a)	5,314	46,391
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	385	$ 17,260
Regal-Beloit Corp.	495	35,180
Sensata Technologies Holding BV (a)	334	16,423
		388,310
Machinery - 4.8%
Actuant Corp. Class A	909	30,661
AGCO Corp.	874	42,686
Allison Transmission Holdings, Inc.	6,213	190,615
Altra Industrial Motion Corp.	1,069	35,555
Chart Industries, Inc. (a)	310	20,736
CLARCOR, Inc.	630	39,822
Crane Co.	744	51,775
Flowserve Corp.	466	35,365
Greenbrier Companies, Inc.	600	42,912
IDEX Corp.	803	61,783
ITT Corp.	4,265	204,123
Joy Global, Inc.	277	17,493
Lincoln Electric Holdings, Inc.	933	66,336
Manitowoc Co., Inc.	1,000	29,420
Meritor, Inc. (a)	1,650	22,490
Middleby Corp. (a)	572	49,324
Nordson Corp.	94	7,620
Oshkosh Truck Corp.	2,990	148,543
Proto Labs, Inc. (a)	83	6,245
Rexnord Corp. (a)	1,572	45,918
TriMas Corp. (a)	1,238	39,245
Trinity Industries, Inc.	2,301	111,322
Twin Disc, Inc.	730	23,616
WABCO Holdings, Inc. (a)	706	72,859
Wabtec Corp.	1,636	136,377
Woodward, Inc.	783	40,896
		1,573,737
Marine - 0.5%
Danaos Corp. (a)	1,200	6,936
Diana Shipping, Inc. (a)	3,412	36,304
Kirby Corp. (a)	558	66,564
Navios Maritime Holdings, Inc.	2,918	27,604
Safe Bulkers, Inc.	3,825	33,545
		170,953
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.6%
Advisory Board Co. (a)	513	$ 25,445
FTI Consulting, Inc. (a)	500	18,550
Huron Consulting Group, Inc. (a)	420	25,402
Korn/Ferry International (a)	1,225	37,056
Manpower, Inc.	565	43,833
On Assignment, Inc. (a)	1,784	52,735
Paylocity Holding Corp. (a)	261	5,933
		208,954
Road & Rail - 1.3%
AMERCO	315	87,510
ArcBest Corp.	475	17,053
Con-way, Inc.	1,820	93,275
Knight Transportation, Inc.	2,268	57,494
Old Dominion Freight Lines, Inc. (a)	430	28,668
Ryder System, Inc.	430	38,846
Swift Transporation Co. (a)	4,193	88,808
		411,654
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	900	42,705
Air Lease Corp. Class A	250	9,475
GATX Corp.	1,735	114,978
MSC Industrial Direct Co., Inc. Class A	150	13,521
United Rentals, Inc. (a)	755	88,826
Watsco, Inc.	521	48,187
WESCO International, Inc. (a)	620	52,074
		369,766
TOTAL INDUSTRIALS		4,850,859
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
Arris Group, Inc. (a)	5,074	155,315
Aviat Networks, Inc. (a)	1,800	2,826
Brocade Communications Systems, Inc.	2,150	22,683
Ceragon Networks Ltd. (a)	2,350	5,758
Ciena Corp. (a)	1,500	31,035
CommScope Holding Co., Inc.	2,050	52,808
F5 Networks, Inc. (a)	420	52,160
Finisar Corp. (a)	2,757	55,995
Infinera Corp. (a)	3,370	35,655
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	1,450	$ 16,748
Riverbed Technology, Inc. (a)	1,828	34,440
Sierra Wireless, Inc. (a)	600	16,806
Ubiquiti Networks, Inc. (a)	111	5,035
		487,264
Electronic Equipment & Components - 3.6%
Cognex Corp. (a)	3,163	132,783
CTS Corp.	2,177	38,598
Dolby Laboratories, Inc. Class A (a)	470	21,893
FEI Co.	193	16,220
FLIR Systems, Inc.	2,424	81,907
II-VI, Inc. (a)	1,380	19,265
InvenSense, Inc. (a)	1,922	49,684
IPG Photonics Corp. (a)	2,293	157,483
Itron, Inc. (a)	1,065	44,964
Jabil Circuit, Inc.	650	14,027
Littelfuse, Inc.	1,016	93,381
Mercury Systems, Inc. (a)	1,150	12,846
National Instruments Corp.	1,316	43,625
Orbotech Ltd. (a)	2,577	41,799
OSI Systems, Inc. (a)	285	19,882
Plexus Corp. (a)	1,137	46,833
Rogers Corp. (a)	364	21,906
SYNNEX Corp. (a)	1,931	134,668
Tech Data Corp. (a)	1,550	104,625
Trimble Navigation Ltd. (a)	2,353	78,261
		1,174,650
Internet Software & Services - 2.2%
AOL, Inc. (a)	640	27,661
Bankrate, Inc. (a)	1,190	16,708
Benefitfocus, Inc.	290	9,576
Borderfree, Inc. (a)	777	10,886
ChannelAdvisor Corp. (a)	560	9,072
Constant Contact, Inc. (a)	2,242	69,883
Conversant, Inc. (a)	2,417	66,564
CoStar Group, Inc. (a)	777	112,471
Cvent, Inc.	1,067	26,803
DealerTrack Holdings, Inc. (a)	1,753	78,464
Demandware, Inc. (a)	408	21,685
Digital River, Inc. (a)	1,900	29,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	1,066	$ 16,097
GrubHub, Inc.	467	17,951
LinkedIn Corp. (a)	95	21,446
LogMeIn, Inc. (a)	1,030	43,548
Pandora Media, Inc. (a)	656	17,738
Rackspace Hosting, Inc. (a)	500	17,300
SciQuest, Inc. (a)	2,367	37,801
Shutterstock, Inc. (a)	322	22,798
Trulia, Inc. (a)	413	25,453
Xoom Corp. (a)	617	14,105
Yelp, Inc. (a)	300	24,726
		737,749
IT Services - 1.3%
Convergys Corp.	810	15,552
CoreLogic, Inc. (a)	1,680	47,494
DST Systems, Inc.	250	23,203
EPAM Systems, Inc. (a)	1,190	44,804
Euronet Worldwide, Inc. (a)	2,238	119,285
Gartner, Inc. Class A (a)	173	12,904
Heartland Payment Systems, Inc.	510	24,363
iGATE Corp. (a)	1,733	64,849
MoneyGram International, Inc. (a)	1,340	18,840
VeriFone Systems, Inc. (a)	630	22,000
WEX, Inc. (a)	200	22,730
		416,024
Semiconductors & Semiconductor Equipment - 2.9%
Atmel Corp. (a)	1,930	17,100
Cavium, Inc. (a)	956	53,708
Ceva, Inc. (a)	600	9,096
First Solar, Inc. (a)	895	62,364
FormFactor, Inc. (a)	2,200	15,488
Freescale Semiconductor, Inc. (a)	1,290	27,155
GT Advanced Technologies, Inc. (a)	4,900	87,269
Lam Research Corp.	360	25,888
Mellanox Technologies Ltd. (a)	490	20,477
Microsemi Corp. (a)	1,330	35,431
MKS Instruments, Inc.	1,121	38,047
ON Semiconductor Corp. (a)	9,125	89,060
Power Integrations, Inc.	999	59,720
Rambus, Inc. (a)	3,150	39,092
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)	1,354	$ 8,449
Silicon Laboratories, Inc. (a)	1,276	57,841
Skyworks Solutions, Inc.	3,182	180,292
Spansion, Inc. Class A (a)	1,020	22,746
Teradyne, Inc.	2,551	52,525
Ultratech, Inc. (a)	1,390	35,945
Veeco Instruments, Inc. (a)	350	12,380
		950,073
Software - 4.8%
Advent Software, Inc.	1,006	32,504
Aspen Technology, Inc. (a)	1,355	55,677
BroadSoft, Inc. (a)	1,151	27,463
Cadence Design Systems, Inc. (a)	4,615	81,409
Callidus Software, Inc. (a)	2,324	26,680
CommVault Systems, Inc. (a)	603	33,249
Comverse, Inc. (a)	895	22,098
Concur Technologies, Inc. (a)	344	34,531
Covisint Corp.	1,350	6,494
Electronic Arts, Inc. (a)	1,870	70,761
Fleetmatics Group PLC (a)	725	23,795
Gigamon, Inc. (a)	800	8,704
Guidewire Software, Inc. (a)	743	33,844
Informatica Corp. (a)	1,554	52,921
Interactive Intelligence Group, Inc. (a)	881	37,716
Manhattan Associates, Inc. (a)	3,878	111,997
Mentor Graphics Corp.	2,158	47,066
MicroStrategy, Inc. Class A (a)	351	48,764
Model N, Inc. (a)	1,835	16,955
NetScout Systems, Inc. (a)	1,349	62,148
Nuance Communications, Inc. (a)	3,347	56,932
Parametric Technology Corp. (a)	1,575	60,937
PROS Holdings, Inc. (a)	576	14,740
Qlik Technologies, Inc. (a)	2,160	60,977
Qualys, Inc. (a)	1,321	32,100
Rovi Corp. (a)	2,330	53,893
SeaChange International, Inc. (a)	2,200	16,698
ServiceNow, Inc. (a)	385	23,535
SolarWinds, Inc. (a)	1,337	57,210
SS&C Technologies Holdings, Inc. (a)	227	10,274
Synchronoss Technologies, Inc. (a)	943	41,652
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	2,983	$ 62,166
TiVo, Inc. (a)	5,525	77,847
Ultimate Software Group, Inc. (a)	823	120,973
Varonis Systems, Inc.	243	5,783
Verint Systems, Inc. (a)	1,150	57,650
		1,588,143
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	1,840	51,906
Electronics for Imaging, Inc. (a)	1,897	83,544
NCR Corp. (a)	2,858	97,629
Quantum Corp. (a)	3,600	4,500
Stratasys Ltd. (a)	180	21,593
		259,172
TOTAL INFORMATION TECHNOLOGY		5,613,075
MATERIALS - 6.2%
Chemicals - 3.0%
Albemarle Corp.	410	26,068
Celanese Corp. Class A	505	31,583
Chemtura Corp. (a)	2,834	69,971
Cytec Industries, Inc.	615	63,370
Ferro Corp. (a)	2,208	29,764
FMC Corp.	688	45,504
Huntsman Corp.	3,550	95,460
Intrepid Potash, Inc. (a)	6,710	102,864
Koppers Holdings, Inc.	1,138	42,231
LSB Industries, Inc. (a)	2,777	111,219
Marrone Bio Innovations, Inc.	620	3,565
Methanex Corp.	1,295	86,587
PolyOne Corp.	1,622	63,615
Quaker Chemical Corp.	360	28,080
Rayonier Advanced Materials, Inc.	2,710	89,999
Rockwood Holdings, Inc.	637	51,584
Tronox Ltd. Class A	1,824	55,377
		996,841
Construction Materials - 0.2%
Eagle Materials, Inc.	251	25,579
Martin Marietta Materials, Inc.	402	52,646
		78,225
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.0%
Avery Dennison Corp.	920	$ 44,280
Berry Plastics Group, Inc. (a)	3,293	79,394
Crown Holdings, Inc. (a)	970	46,822
Graphic Packaging Holding Co. (a)	4,150	53,079
Rock-Tenn Co. Class A	1,452	71,380
Sealed Air Corp.	790	28,519
		323,474
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	6,325	266,725
Carpenter Technology Corp.	716	39,187
Century Aluminum Co. (a)	1,913	47,787
Cliffs Natural Resources, Inc.	750	11,303
Globe Specialty Metals, Inc.	1,101	22,615
Horsehead Holding Corp. (a)	1,131	22,835
Iluka Resources Ltd.	3,191	26,524
Molycorp, Inc. (a)	2,912	5,212
Steel Dynamics, Inc.	1,290	29,980
Stillwater Mining Co. (a)	5,125	95,120
Walter Energy, Inc.	1,170	6,540
		573,828
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	1,933	48,190
TOTAL MATERIALS		2,020,558
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	3,920	176,243
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	864	95,291
Telephone & Data Systems, Inc.	400	10,536
U.S. Cellular Corp. (a)	250	9,430
		115,257
TOTAL TELECOMMUNICATION SERVICES		291,500
UTILITIES - 1.9%
Electric Utilities - 0.7%
Allete, Inc.	392	19,079
Great Plains Energy, Inc.	1,823	46,796
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	1,492	$ 55,726
Portland General Electric Co.	2,227	76,765
UIL Holdings Corp.	829	30,880
		229,246
Gas Utilities - 0.4%
Atmos Energy Corp.	2,185	110,474
Southwest Gas Corp.	610	31,848
		142,322
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	930	25,603
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	1,100	35,948
NRG Energy, Inc.	663	20,407
		56,355
Multi-Utilities - 0.5%
Ameren Corp.	3,075	122,969
CMS Energy Corp.	1,025	31,273
		154,242
TOTAL UTILITIES		607,768
TOTAL COMMON STOCKS (Cost $22,430,516)		29,347,097
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	302,217
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/9/14 to 11/28/14 (c) (Cost $109,996)	$ 110,000	109,997
Money Market Funds - 9.2%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $3,007,062)	3,007,062	$ 3,007,062
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,822,076)		32,766,373
NET OTHER ASSETS (LIABILITIES) - 0.0%		9,222
NET ASSETS - 100%		$ 32,775,595
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 1,149,680	$ 30,013
9 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	1,056,060	37,588
TOTAL EQUITY INDEX CONTRACTS		$ 2,205,740	$ 67,601

The face value of futures purchased as a percentage of net assets is 6.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,061,095.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,997.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,213,881	$ 4,213,881	$ -	$ -
Consumer Staples	744,191	744,136	55	-
Energy	2,320,177	2,320,177	-	-
Financials	5,554,597	5,554,597	-	-
Health Care	3,130,491	3,130,491	-	-
Industrials	4,850,859	4,850,859	-	-
Information Technology	5,613,075	5,613,075	-	-
Materials	2,020,558	2,020,558	-	-
Telecommunication Services	291,500	291,500	-	-
Utilities	607,768	607,768	-	-
Equity Funds	302,217	302,217	-	-
U.S. Treasury Obligations	109,997	-	109,997	-
Money Market Funds	3,007,062	3,007,062	-	-
Total Investments in Securities:	$ 32,766,373	$ 32,656,321	$ 110,052	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 67,601	$ 67,601	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 67,601	$ -
Total Value of Derivatives	$ 67,601	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,822,076)		$ 32,766,373
Receivable for investments sold		198,046
Receivable for fund shares sold		6,271
Dividends receivable		16,105
Receivable for daily variation margin for derivative instruments		10,950
Prepaid expenses		219
Other receivables		184
Total assets		32,998,148

Liabilities
Payable for investments purchased	$ 134,972
Accrued management fee	33,322
Distribution and service plan fees payable	22
Audit fee payable	21,018
Custody fee payable	29,554
Other affiliated payables	3,507
Other payables and accrued expenses	158
Total liabilities		222,553

Net Assets		$ 32,775,595
Net Assets consist of:
Paid in capital		$ 20,734,678
Accumulated net investment loss		(53,294)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,082,313
Net unrealized appreciation (depreciation) on investments		7,011,898
Net Assets		$ 32,775,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Small-Mid Cap Multi-Manager: Net Asset Value, offering price and redemption price per share ($31,557,944 ÷ 2,372,793 shares)	$ 13.30

Class F: Net Asset Value, offering price and redemption price per share ($999,662 ÷ 75,074 shares)	$ 13.32

Class L: Net Asset Value, offering price and redemption price per share ($109,102 ÷ 8,210 shares)	$ 13.29

Class N: Net Asset Value, offering price and redemption price per share ($108,887 ÷ 8,203 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 223,190
Interest		4
Total income		223,194

Expenses
Management fee	$ 186,602
Transfer agent fees	22,588
Distribution and service plan fees	133
Accounting fees and expenses	9,282
Custodian fees and expenses	47,914
Independent trustees' compensation	301
Registration fees	15,749
Audit	23,049
Legal	387
Miscellaneous	745
Total expenses before reductions	306,750
Expense reductions	(30,341)	276,409
Net investment income (loss)		(53,215)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,137,056
Foreign currency transactions	3,172
Futures contracts	239,484
Total net realized gain (loss)		5,379,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,099,461)
Assets and liabilities in foreign currencies	(4,479)
Futures contracts	(107,624)
Total change in net unrealized appreciation (depreciation)		(4,211,564)
Net gain (loss)		1,168,148
Net increase (decrease) in net assets resulting from operations		$ 1,114,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (53,215)	$ (98,117)
Net realized gain (loss)	5,379,712	8,234,010
Change in net unrealized appreciation (depreciation)	(4,211,564)	4,105,200
Net increase (decrease) in net assets resulting from operations	1,114,933	12,241,093
Distributions to shareholders from net realized gain	(1,789,365)	(7,534,232)
Share transactions - net increase (decrease)	(24,546,267)	8,740,968
Redemption fees	344	359
Total increase (decrease) in net assets	(25,220,355)	13,448,188

Net Assets
Beginning of period	57,995,950	44,547,762
End of period (including accumulated net investment loss of $53,294 and accumulated net investment loss of $79, respectively)	$ 32,775,595	$ 57,995,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	.04	- I
Net realized and unrealized gain (loss)	.27	3.24	1.30	1.25
Total from investment operations	.26	3.21	1.34	1.25
Distributions from net investment income	-	-	(.04) F	-
Distributions from net realized gain	(.42)	(2.00)	(.30) F	(.01) F
Total distributions	(.42)	(2.00)	(.33) J	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	-
Net asset value, end of period	$ 13.30	$ 13.46	$ 12.25	$ 11.24
Total Return B, C	2.11%	27.21%	12.26%	12.46%
Ratios to Average Net Assets G
Expenses before reductions	1.29% A	1.25%	1.16%	1.58% A
Expenses net of fee waivers, if any	1.16% A	1.16%	1.16%	1.16% A
Expenses net of all reductions	1.16% A	1.16%	1.16%	1.16% A
Net investment income (loss)	(.22)% A	(.19)%	.35%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,558	$ 57,019	$ 44,361	$ 39,375
Portfolio turnover rate H	69% A	117%	66%	11% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	.01
Net realized and unrealized gain (loss)	.28	3.24	.91
Total from investment operations	.27	3.23	.92
Distributions from net investment income	-	-	(.04) F
Distributions from net realized gain	(.42)	(2.01)	(.12) F
Total distributions	(.42)	(2.01)	(.16)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 13.32	$ 13.47	$ 12.25
Total ReturnB, C	2.19%	27.40%	8.11%
Ratios to Average Net Assets G
Expenses before reductions	1.23% A	1.24%	1.11% A
Expenses net of fee waivers, if any	1.06% A	1.06%	1.06% A
Expenses net of all reductions	1.06% A	1.05%	1.06% A
Net investment income (loss)	(.12)% A	(.09)%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000	$ 763	$ 186
Portfolio turnover rate H	69% A	117%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)
Net realized and unrealized gain (loss)	.27	.93
Total from investment operations	.26	.92
Distributions from net realized gain	(.42)	(1.75)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 13.29	$ 13.45
Total Return B, C	2.11%	6.84%
Ratios to Average Net Assets F
Expenses before reductions	1.32% A	1.54% A
Expenses net of fee waivers, if any	1.16% A	1.16% A
Expenses net of all reductions	1.16% A	1.16% A
Net investment income (loss)	(.22)% A	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	69% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.03)	(.02)
Net realized and unrealized gain (loss)	.27	.92
Total from investment operations	.24	.90
Distributions from net realized gain	(.41)	(1.74)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 13.27	$ 13.44
Total Return B, C	2.00%	6.73%
Ratios to Average Net Assets F
Expenses before reductions	1.57% A	1.81% A
Expenses net of fee waivers, if any	1.41% A	1.41% A
Expenses net of all reductions	1.41% A	1.41% A
Net investment income (loss)	(.47)% A	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	69% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,381,835
Gross unrealized depreciation	(505,826)
Net unrealized appreciation (depreciation) on securities	$ 6,876,009

Tax cost	$ 25,890,364

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $239,484 and a change in net unrealized appreciation (depreciation) of $(107,624) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,023,837 and $39,993,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc. (ARI), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Massachusetts Financial Services Company (MFS), Neuberger Berman Management, LLC, RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2014, the Board of Trustees approved the appointment of Fisher Investments, Inc. (Fisher Investments) and The Boston Company Asset Management, LLC (The Boston Company) as additional sub-advisers for the Fund. Subsequent to period end, Fisher Investments was allocated a portion of the Fund's assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 133	$ 133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Small-Mid Cap Multi-Manager	$ 22,482.10
Class L	53.10
Class N	53.10
	$ 22,588

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

6. Committed Line of Credit - continued

of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $2,386.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%	$ 27,139
Class F	1.06%	656
Class L	1.16%	80
Class N	1.41%	80

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net realized gain
Small-Mid Cap Multi-Manager	$ 1,758,665	$ 7,432,529
Class F	24,147	77,256
Class L	3,297	12,241
Class N	3,256	12,206
Total	$ 1,789,365	$ 7,534,232

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Small-Mid Cap Multi-Manager
Shares sold	71,427	58,842	$ 938,571	$ 785,887
Reinvestment of distributions	141,599	574,917	1,758,665	7,432,529
Shares redeemed	(2,076,211)	(20,253)	(27,487,272)	(268,998)
Net increase (decrease)	(1,863,185)	613,506	$ (24,790,036)	$ 7,949,418
Class F
Shares sold	19,284	39,339	$ 250,259	$ 541,280
Reinvestment of distributions	1,943	5,950	24,147	77,256
Shares redeemed	(2,839)	(3,816)	(37,190)	(51,433)
Net increase (decrease)	18,388	41,473	$ 237,216	$ 567,103
Class L
Shares sold	-	7,003	$ -	$ 100,000
Reinvestment of distributions	266	941	3,297	12,241
Net increase (decrease)	266	7,944	$ 3,297	$ 112,241
Class N
Shares sold	-	7,003	$ -	$ 100,000
Reinvestment of distributions	262	938	3,256	12,206
Net increase (decrease)	262	7,941	$ 3,256	$ 112,206

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 96% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services
Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

The Boston Company Asset
Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-F-SANN-1014
1.951529.101

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund - Class L and Class N

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Small-Mid Cap Multi-Manager	1.16%
Actual		$ 1,000.00	$ 1,021.10	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class F	1.06%
Actual		$ 1,000.00	$ 1,021.90	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class L	1.16%
Actual		$ 1,000.00	$ 1,021.10	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class N	1.41%
Actual		$ 1,000.00	$ 1,020.00	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	0.9	0.9
Allegheny Technologies, Inc.	0.8	0.5
Comerica, Inc.	0.7	0.5
ITT Corp.	0.6	0.5
Allied World Assurance Co.	0.6	0.4
CIT Group, Inc.	0.6	0.5
Gulfport Energy Corp.	0.6	0.6
Tribune Media Co. Class A	0.6	0.5
Allison Transmission Holdings, Inc.	0.6	0.1
Skyworks Solutions, Inc.	0.5	0.2
	6.5
Top Five Market Sectors as of August 31, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	17.0
Financials	16.9	16.9
Industrials	14.8	15.9
Consumer Discretionary	12.9	14.1
Health Care	9.5	10.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Common Stocks 89.6%	Common Stocks 91.5%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 9.5%	Short-Term Investments and Net Other Assets (Liabilities) 7.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.4%
Autoliv, Inc.	328	$ 34,010
Cooper Tire & Rubber Co.	762	23,492
Dana Holding Corp.	3,540	82,234
Gentex Corp.	3,298	97,456
Mobileye NV (a)	324	14,003
Remy International, Inc.	200	4,420
Tenneco, Inc. (a)	884	56,647
Tower International, Inc. (a)	1,350	45,266
Visteon Corp. (a)	1,065	107,767
		465,295
Distributors - 0.3%
LKQ Corp. (a)	2,418	68,671
Pool Corp.	858	48,614
		117,285
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	799	32,495
Capella Education Co.	430	27,997
Grand Canyon Education, Inc. (a)	640	27,674
H&R Block, Inc.	3,537	118,596
LifeLock, Inc. (a)	4,464	66,156
Nord Anglia Education, Inc. (a)	1,168	22,367
		295,285
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A	2,493	17,925
Choice Hotels International, Inc.	867	46,957
Chuy's Holdings, Inc. (a)	496	13,045
Diamond Resorts International, Inc. (a)	532	13,311
Domino's Pizza, Inc.	679	51,231
Dunkin' Brands Group, Inc.	762	33,177
Hyatt Hotels Corp. Class A (a)	1,940	118,515
Jack in the Box, Inc.	1,322	78,593
Marriott Vacations Worldwide Corp. (a)	240	14,302
MGM Mirage, Inc. (a)	2,825	69,128
Multimedia Games Holding Co., Inc. (a)	910	25,307
Noodles & Co. (a)	403	7,887
Norwegian Cruise Line Holdings Ltd. (a)	512	17,055
Pinnacle Entertainment, Inc. (a)	2,027	50,655
Royal Caribbean Cruises Ltd.	1,285	81,932
Sonic Corp.	1,510	31,876
The Cheesecake Factory, Inc.	959	43,107
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wendy's Co.	7,200	$ 58,680
Zoe's Kitchen, Inc.	364	10,618
		783,301
Household Durables - 0.7%
Garmin Ltd.	425	23,090
Helen of Troy Ltd. (a)	752	43,781
M.D.C. Holdings, Inc.	3,730	108,207
Standard Pacific Corp. (a)	5,798	48,529
		223,607
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (a)	2,472	82,070
MakeMyTrip Ltd. (a)	529	15,330
Orbitz Worldwide, Inc. (a)	3,475	28,495
RetailMeNot, Inc. (a)	951	17,736
Shutterfly, Inc. (a)	1,417	72,281
TripAdvisor, Inc. (a)	171	16,944
		232,856
Leisure Products - 0.2%
Brunswick Corp.	1,622	69,746
Media - 2.2%
DHX Media Ltd.	707	4,948
Gannett Co., Inc.	2,475	83,556
Gray Television, Inc. (a)	3,325	33,017
IMAX Corp. (a)	910	25,225
Live Nation Entertainment, Inc. (a)	582	12,781
News Corp. Class A (a)	9,490	167,261
Sinclair Broadcast Group, Inc. Class A	4,318	125,438
Starz Series A (a)	1,850	57,887
Tribune Media Co. Class A (a)	2,515	191,895
Tribune Publishing Co. (a)	344	6,605
		708,613
Multiline Retail - 0.1%
Burlington Stores, Inc.	582	20,760
Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	1,575	22,176
Citi Trends, Inc. (a)	1,353	31,471
CST Brands, Inc.	4,050	141,102
DSW, Inc. Class A	1,371	42,419
Express, Inc. (a)	5,254	91,104
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Five Below, Inc. (a)	668	$ 27,094
Foot Locker, Inc.	1,490	83,604
Group 1 Automotive, Inc.	646	51,783
Lithia Motors, Inc. Class A (sub. vtg.)	805	70,373
Lumber Liquidators Holdings, Inc. (a)	212	12,131
Monro Muffler Brake, Inc.	852	44,091
New York & Co., Inc. (a)	1,250	4,250
Office Depot, Inc. (a)	12,075	61,824
Outerwall, Inc. (a)	606	35,712
Pier 1 Imports, Inc.	2,754	43,403
Restoration Hardware Holdings, Inc. (a)	370	31,032
Select Comfort Corp. (a)	600	13,422
Signet Jewelers Ltd.	265	31,236
Tile Shop Holdings, Inc. (a)	1,853	21,402
Urban Outfitters, Inc. (a)	1,112	44,246
Vitamin Shoppe, Inc. (a)	618	24,219
Williams-Sonoma, Inc.	280	18,416
		946,510
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	240	19,867
Crocs, Inc. (a)	350	5,408
Deckers Outdoor Corp. (a)	700	64,568
Fossil Group, Inc. (a)	250	25,323
G-III Apparel Group Ltd. (a)	680	56,127
Hanesbrands, Inc.	450	46,206
Movado Group, Inc.	1,120	41,586
PVH Corp.	350	40,859
Steven Madden Ltd. (a)	1,491	50,679
		350,623
TOTAL CONSUMER DISCRETIONARY		4,213,881
CONSUMER STAPLES - 2.3%
Beverages - 0.0%
Cott Corp.	1,250	9,358
Food & Staples Retailing - 0.6%
Brasil Pharma SA	8,970	16,750
Brasil Pharma SA warrants (a)	1,375	55
Casey's General Stores, Inc.	461	33,049
Fairway Group Holdings Corp. (a)	1,918	8,612
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	1,430	$ 47,691
Rite Aid Corp. (a)	12,075	75,107
		181,264
Food Products - 1.3%
Annie's, Inc. (a)	1,986	63,334
B&G Foods, Inc. Class A	1,334	40,287
Darling International, Inc. (a)	1,110	21,401
Flowers Foods, Inc.	946	18,523
Keurig Green Mountain, Inc.	127	16,932
Lancaster Colony Corp.	604	53,400
Pinnacle Foods, Inc.	1,475	47,731
The Hain Celestial Group, Inc. (a)	1,260	123,934
WhiteWave Foods Co. (a)	870	30,467
		416,009
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	1,100	95,260
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	500	8,550
Inter Parfums, Inc.	1,108	33,750
		42,300
TOTAL CONSUMER STAPLES		744,191
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	1,572	77,673
Dresser-Rand Group, Inc. (a)	724	50,173
Dril-Quip, Inc. (a)	533	54,084
Frank's International NV	1,116	22,487
Helix Energy Solutions Group, Inc. (a)	1,300	35,516
Hornbeck Offshore Services, Inc. (a)	1,082	47,240
ION Geophysical Corp. (a)	3,950	13,628
McDermott International, Inc. (a)	1,600	11,520
Oceaneering International, Inc.	877	61,004
Patterson-UTI Energy, Inc.	1,929	66,628
Precision Drilling Corp.	9,380	119,568
SEACOR Holdings, Inc. (a)	1,701	138,802
TETRA Technologies, Inc. (a)	2,850	33,630
		731,953
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corp. (a)	4,400	$ 26,004
Alpha Natural Resources, Inc. (a)	2,022	7,987
Athlon Energy, Inc.	630	29,320
Bonanza Creek Energy, Inc. (a)	510	31,319
Cabot Oil & Gas Corp.	525	17,609
Carrizo Oil & Gas, Inc. (a)	1,511	94,770
Cimarex Energy Co.	880	127,741
Cloud Peak Energy, Inc. (a)	1,835	28,828
Comstock Resources, Inc.	875	21,333
CONSOL Energy, Inc.	430	17,320
Delek U.S. Holdings, Inc.	3,325	116,309
Energen Corp.	713	57,382
Foresight Energy LP	923	17,528
GasLog Ltd.	775	19,615
Gulfport Energy Corp. (a)	3,370	197,145
Laredo Petroleum Holdings, Inc. (a)	1,666	39,384
Memorial Resource Development Corp.	630	18,566
Oasis Petroleum, Inc. (a)	1,263	62,127
PBF Energy, Inc. Class A	2,600	73,866
Peabody Energy Corp.	2,171	34,475
Pioneer Natural Resources Co.	605	126,233
Range Resources Corp.	242	19,019
Resolute Energy Corp. (a)	2,489	19,987
Rice Energy, Inc.	785	22,985
Rosetta Resources, Inc. (a)	587	29,350
SemGroup Corp. Class A	289	25,354
StealthGas, Inc. (a)	1,088	10,652
Susser Pete Partners LP	553	31,565
Synergy Resources Corp. (a)	2,551	34,336
Tsakos Energy Navigation Ltd.	6,475	49,858
Ultra Petroleum Corp. (a)	2,020	53,591
Whiting Petroleum Corp. (a)	1,367	126,666
		1,588,224
TOTAL ENERGY		2,320,177
FINANCIALS - 16.9%
Banks - 5.4%
BankUnited, Inc.	1,727	54,487
CIT Group, Inc.	4,180	200,473
City National Corp.	280	21,246
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	4,410	$ 221,999
East West Bancorp, Inc.	1,960	68,286
First Niagara Financial Group, Inc.	3,020	26,274
First Republic Bank	309	15,110
FirstMerit Corp.	1,269	21,871
Hancock Holding Co.	1,372	45,605
Hanmi Financial Corp.	1,954	40,155
Home Bancshares, Inc.	1,404	41,769
Huntington Bancshares, Inc.	14,785	145,558
Investors Bancorp, Inc.	11,614	123,225
KeyCorp	1,695	23,069
National Bank Holdings Corp.	2,498	50,759
PacWest Bancorp	1,533	64,294
PrivateBancorp, Inc.	203	5,991
Prosperity Bancshares, Inc.	1,354	81,782
SVB Financial Group (a)	715	79,594
Synovus Financial Corp.	1,127	27,217
TCF Financial Corp.	2,050	32,390
Texas Capital Bancshares, Inc. (a)	525	28,340
UMB Financial Corp.	821	47,413
Umpqua Holdings Corp.	5,132	89,656
United Community Bank, Inc.	3,925	66,568
Webster Financial Corp.	4,775	140,863
		1,763,994
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	240	50,676
American Capital Ltd. (a)	9,430	146,071
Ares Capital Corp.	2,850	48,878
Eaton Vance Corp. (non-vtg.)	2,025	79,299
FXCM, Inc. Class A	1,295	18,765
Greenhill & Co., Inc.	643	31,520
Janus Capital Group, Inc.	3,735	45,380
LPL Financial	192	9,348
New Mountain Finance Corp.	2,239	34,458
Raymond James Financial, Inc.	2,880	157,363
Stifel Financial Corp. (a)	1,404	67,224
		688,982
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	4,900	120,540
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,285	$ 80,145
Portfolio Recovery Associates, Inc. (a)	843	47,908
		248,593
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	360	21,211
The NASDAQ OMX Group, Inc.	270	11,737
Voya Financial, Inc.	3,050	119,225
		152,173
Insurance - 3.5%
Allied World Assurance Co.	5,500	203,445
American Equity Investment Life Holding Co.	2,113	52,276
Amtrust Financial Services, Inc.	1,162	51,163
CNO Financial Group, Inc.	8,130	145,121
FNF Group	3,405	96,396
FNFV Group (a)	174	2,607
Genworth Financial, Inc. Class A (a)	4,200	59,598
HCC Insurance Holdings, Inc.	2,075	104,041
Lincoln National Corp.	1,500	82,560
Platinum Underwriters Holdings Ltd.	654	40,855
Protective Life Corp.	947	65,722
Reinsurance Group of America, Inc.	593	49,207
Validus Holdings Ltd.	525	20,533
White Mountains Insurance Group Ltd.	230	145,875
XL Group PLC Class A	650	22,217
		1,141,616
Real Estate Investment Trusts - 3.7%
BioMed Realty Trust, Inc.	6,325	141,996
Brandywine Realty Trust (SBI)	5,075	81,302
Campus Crest Communities, Inc.	2,748	22,589
CBL & Associates Properties, Inc.	2,325	44,175
Chesapeake Lodging Trust	1,862	57,368
Corrections Corp. of America	1,568	55,884
Cousins Properties, Inc.	2,915	36,991
DuPont Fabros Technology, Inc.	3,525	99,264
Gaming & Leisure Properties	638	21,245
Glimcher Realty Trust	3,854	43,280
iStar Financial, Inc. (a)	5,800	86,304
Kite Realty Group Trust	1,488	38,271
Liberty Property Trust (SBI)	3,575	126,627
Medical Properties Trust, Inc.	3,110	43,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	533	$ 38,547
Rayonier, Inc.	1,300	44,551
Ryman Hospitality Properties, Inc.	2,370	117,908
Strategic Hotel & Resorts, Inc. (a)	5,525	65,637
Sunstone Hotel Investors, Inc.	2,950	42,982
		1,208,741
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	3,980	162,782
CBRE Group, Inc. (a)	3,600	114,408
		277,190
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	325	25,022
Ocwen Financial Corp. (a)	779	21,765
Walker & Dunlop, Inc. (a)	1,869	26,521
		73,308
TOTAL FINANCIALS		5,554,597
HEALTH CARE - 9.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	577	40,200
Cepheid, Inc. (a)	412	16,492
Emergent BioSolutions, Inc. (a)	1,352	33,665
Exact Sciences Corp. (a)	3,691	76,957
Incyte Corp. (a)	1,029	55,772
InterMune, Inc. (a)	1,668	122,515
KYTHERA Biopharmaceuticals, Inc. (a)	540	20,309
Ligand Pharmaceuticals, Inc. Class B (a)	580	30,183
MiMedx Group, Inc. (a)	1,439	10,131
NPS Pharmaceuticals, Inc. (a)	1,555	46,930
Seattle Genetics, Inc. (a)	1,102	48,499
		501,653
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	1,000	8,140
Alere, Inc. (a)	1,661	58,882
Align Technology, Inc. (a)	322	17,536
Analogic Corp.	807	58,265
Cardiovascular Systems, Inc. (a)	699	19,915
Cyberonics, Inc. (a)	400	22,956
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DexCom, Inc. (a)	525	$ 23,205
Genmark Diagnostics, Inc. (a)	1,420	15,265
Globus Medical, Inc. (a)	1,261	22,875
Hologic, Inc. (a)	3,100	77,097
ICU Medical, Inc. (a)	575	35,989
IDEXX Laboratories, Inc. (a)	215	26,654
Insulet Corp. (a)	1,186	42,826
Masimo Corp. (a)	480	10,771
Novadaq Technologies, Inc. (a)	312	4,075
Novadaq Technologies, Inc. (a)	525	6,857
NuVasive, Inc. (a)	2,519	88,417
Roka Bioscience, Inc. (a)	958	11,228
Sirona Dental Systems, Inc. (a)	1,290	105,148
Steris Corp.	1,075	60,512
Symmetry Medical, Inc. (a)	1,150	10,603
TearLab Corp. (a)	2,736	10,588
The Cooper Companies, Inc.	190	30,976
Thoratec Corp. (a)	1,021	25,525
Uroplasty, Inc. (a)	1,604	4,219
West Pharmaceutical Services, Inc.	1,537	66,752
		865,276
Health Care Providers & Services - 3.0%
Air Methods Corp. (a)	735	43,115
AMN Healthcare Services, Inc. (a)	1,600	24,192
Brookdale Senior Living, Inc. (a)	553	19,327
Capital Senior Living Corp. (a)	1,279	29,251
Centene Corp. (a)	1,213	94,772
Chemed Corp.	633	66,851
Community Health Systems, Inc. (a)	1,203	65,299
Community Health Systems, Inc. rights 1/27/16 (a)	5,163	201
ExamWorks Group, Inc. (a)	3,351	110,415
HealthSouth Corp.	2,879	113,404
Healthways, Inc. (a)	3,854	67,291
Kindred Healthcare, Inc.	2,750	56,788
MEDNAX, Inc. (a)	548	31,373
Premier, Inc.	580	18,316
Select Medical Holdings Corp.	3,492	48,958
Universal Health Services, Inc. Class B	1,125	128,745
VCA Antech, Inc. (a)	1,695	69,071
		987,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,010	$ 29,698
HealthStream, Inc. (a)	1,070	27,777
HMS Holdings Corp. (a)	991	22,654
		80,129
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	1,850	16,040
Cambrex Corp. (a)	530	11,618
Charles River Laboratories International, Inc. (a)	885	52,304
ICON PLC (a)	472	23,383
PAREXEL International Corp. (a)	1,012	57,117
PerkinElmer, Inc.	1,559	69,921
Techne Corp.	542	51,772
Waters Corp. (a)	436	45,095
		327,250
Pharmaceuticals - 1.1%
Aratana Therapeutics, Inc. (a)	599	6,960
Flamel Technologies SA sponsored ADR (a)	1,706	25,590
Jazz Pharmaceuticals PLC (a)	575	93,679
Mallinckrodt PLC (a)	800	65,192
MediWound Ltd. (a)	486	3,548
Pacira Pharmaceuticals, Inc. (a)	320	34,643
Salix Pharmaceuticals Ltd. (a)	771	122,674
TherapeuticsMD, Inc. (a)	2,978	16,528
		368,814
TOTAL HEALTH CARE		3,130,491
INDUSTRIALS - 14.8%
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)	250	7,885
Alliant Techsystems, Inc.	500	63,000
Astronics Corp. (a)	938	58,850
HEICO Corp. Class A	797	33,091
Hexcel Corp. (a)	2,001	82,421
Huntington Ingalls Industries, Inc.	370	37,781
KEYW Holding Corp. (a)	900	10,647
Spirit AeroSystems Holdings, Inc. Class A (a)	1,370	52,540
Teledyne Technologies, Inc. (a)	1,392	135,121
Textron, Inc.	1,140	43,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	455	$ 85,535
Triumph Group, Inc.	1,028	71,312
		681,503
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc. (a)	1,605	41,666
Forward Air Corp.	1,124	52,030
		93,696
Airlines - 0.4%
Allegiant Travel Co.	355	43,615
JetBlue Airways Corp. (a)	4,700	57,481
Spirit Airlines, Inc. (a)	340	23,933
		125,029
Building Products - 0.9%
A.O. Smith Corp.	2,962	145,375
Advanced Drain Systems, Inc. Del (a)	1,091	20,696
Owens Corning	3,070	110,520
Trex Co., Inc. (a)	466	17,522
		294,113
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	1,140	69,016
Covanta Holding Corp.	1,900	39,881
Healthcare Services Group, Inc.	998	27,275
Performant Financial Corp. (a)	1,054	10,139
Pitney Bowes, Inc.	5,063	137,005
R.R. Donnelley & Sons Co.	2,725	48,151
Steelcase, Inc. Class A	2,941	46,174
Team, Inc. (a)	515	20,554
Tetra Tech, Inc.	2,425	61,838
		460,033
Construction & Engineering - 0.2%
KBR, Inc.	1,370	30,167
MasTec, Inc. (a)	1,408	42,944
		73,111
Electrical Equipment - 1.2%
Acuity Brands, Inc.	490	60,701
AZZ, Inc.	300	13,902
Encore Wire Corp.	2,195	93,178
Generac Holdings, Inc. (a)	2,263	105,275
GrafTech International Ltd. (a)	5,314	46,391
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	385	$ 17,260
Regal-Beloit Corp.	495	35,180
Sensata Technologies Holding BV (a)	334	16,423
		388,310
Machinery - 4.8%
Actuant Corp. Class A	909	30,661
AGCO Corp.	874	42,686
Allison Transmission Holdings, Inc.	6,213	190,615
Altra Industrial Motion Corp.	1,069	35,555
Chart Industries, Inc. (a)	310	20,736
CLARCOR, Inc.	630	39,822
Crane Co.	744	51,775
Flowserve Corp.	466	35,365
Greenbrier Companies, Inc.	600	42,912
IDEX Corp.	803	61,783
ITT Corp.	4,265	204,123
Joy Global, Inc.	277	17,493
Lincoln Electric Holdings, Inc.	933	66,336
Manitowoc Co., Inc.	1,000	29,420
Meritor, Inc. (a)	1,650	22,490
Middleby Corp. (a)	572	49,324
Nordson Corp.	94	7,620
Oshkosh Truck Corp.	2,990	148,543
Proto Labs, Inc. (a)	83	6,245
Rexnord Corp. (a)	1,572	45,918
TriMas Corp. (a)	1,238	39,245
Trinity Industries, Inc.	2,301	111,322
Twin Disc, Inc.	730	23,616
WABCO Holdings, Inc. (a)	706	72,859
Wabtec Corp.	1,636	136,377
Woodward, Inc.	783	40,896
		1,573,737
Marine - 0.5%
Danaos Corp. (a)	1,200	6,936
Diana Shipping, Inc. (a)	3,412	36,304
Kirby Corp. (a)	558	66,564
Navios Maritime Holdings, Inc.	2,918	27,604
Safe Bulkers, Inc.	3,825	33,545
		170,953
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.6%
Advisory Board Co. (a)	513	$ 25,445
FTI Consulting, Inc. (a)	500	18,550
Huron Consulting Group, Inc. (a)	420	25,402
Korn/Ferry International (a)	1,225	37,056
Manpower, Inc.	565	43,833
On Assignment, Inc. (a)	1,784	52,735
Paylocity Holding Corp. (a)	261	5,933
		208,954
Road & Rail - 1.3%
AMERCO	315	87,510
ArcBest Corp.	475	17,053
Con-way, Inc.	1,820	93,275
Knight Transportation, Inc.	2,268	57,494
Old Dominion Freight Lines, Inc. (a)	430	28,668
Ryder System, Inc.	430	38,846
Swift Transporation Co. (a)	4,193	88,808
		411,654
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	900	42,705
Air Lease Corp. Class A	250	9,475
GATX Corp.	1,735	114,978
MSC Industrial Direct Co., Inc. Class A	150	13,521
United Rentals, Inc. (a)	755	88,826
Watsco, Inc.	521	48,187
WESCO International, Inc. (a)	620	52,074
		369,766
TOTAL INDUSTRIALS		4,850,859
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
Arris Group, Inc. (a)	5,074	155,315
Aviat Networks, Inc. (a)	1,800	2,826
Brocade Communications Systems, Inc.	2,150	22,683
Ceragon Networks Ltd. (a)	2,350	5,758
Ciena Corp. (a)	1,500	31,035
CommScope Holding Co., Inc.	2,050	52,808
F5 Networks, Inc. (a)	420	52,160
Finisar Corp. (a)	2,757	55,995
Infinera Corp. (a)	3,370	35,655
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	1,450	$ 16,748
Riverbed Technology, Inc. (a)	1,828	34,440
Sierra Wireless, Inc. (a)	600	16,806
Ubiquiti Networks, Inc. (a)	111	5,035
		487,264
Electronic Equipment & Components - 3.6%
Cognex Corp. (a)	3,163	132,783
CTS Corp.	2,177	38,598
Dolby Laboratories, Inc. Class A (a)	470	21,893
FEI Co.	193	16,220
FLIR Systems, Inc.	2,424	81,907
II-VI, Inc. (a)	1,380	19,265
InvenSense, Inc. (a)	1,922	49,684
IPG Photonics Corp. (a)	2,293	157,483
Itron, Inc. (a)	1,065	44,964
Jabil Circuit, Inc.	650	14,027
Littelfuse, Inc.	1,016	93,381
Mercury Systems, Inc. (a)	1,150	12,846
National Instruments Corp.	1,316	43,625
Orbotech Ltd. (a)	2,577	41,799
OSI Systems, Inc. (a)	285	19,882
Plexus Corp. (a)	1,137	46,833
Rogers Corp. (a)	364	21,906
SYNNEX Corp. (a)	1,931	134,668
Tech Data Corp. (a)	1,550	104,625
Trimble Navigation Ltd. (a)	2,353	78,261
		1,174,650
Internet Software & Services - 2.2%
AOL, Inc. (a)	640	27,661
Bankrate, Inc. (a)	1,190	16,708
Benefitfocus, Inc.	290	9,576
Borderfree, Inc. (a)	777	10,886
ChannelAdvisor Corp. (a)	560	9,072
Constant Contact, Inc. (a)	2,242	69,883
Conversant, Inc. (a)	2,417	66,564
CoStar Group, Inc. (a)	777	112,471
Cvent, Inc.	1,067	26,803
DealerTrack Holdings, Inc. (a)	1,753	78,464
Demandware, Inc. (a)	408	21,685
Digital River, Inc. (a)	1,900	29,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	1,066	$ 16,097
GrubHub, Inc.	467	17,951
LinkedIn Corp. (a)	95	21,446
LogMeIn, Inc. (a)	1,030	43,548
Pandora Media, Inc. (a)	656	17,738
Rackspace Hosting, Inc. (a)	500	17,300
SciQuest, Inc. (a)	2,367	37,801
Shutterstock, Inc. (a)	322	22,798
Trulia, Inc. (a)	413	25,453
Xoom Corp. (a)	617	14,105
Yelp, Inc. (a)	300	24,726
		737,749
IT Services - 1.3%
Convergys Corp.	810	15,552
CoreLogic, Inc. (a)	1,680	47,494
DST Systems, Inc.	250	23,203
EPAM Systems, Inc. (a)	1,190	44,804
Euronet Worldwide, Inc. (a)	2,238	119,285
Gartner, Inc. Class A (a)	173	12,904
Heartland Payment Systems, Inc.	510	24,363
iGATE Corp. (a)	1,733	64,849
MoneyGram International, Inc. (a)	1,340	18,840
VeriFone Systems, Inc. (a)	630	22,000
WEX, Inc. (a)	200	22,730
		416,024
Semiconductors & Semiconductor Equipment - 2.9%
Atmel Corp. (a)	1,930	17,100
Cavium, Inc. (a)	956	53,708
Ceva, Inc. (a)	600	9,096
First Solar, Inc. (a)	895	62,364
FormFactor, Inc. (a)	2,200	15,488
Freescale Semiconductor, Inc. (a)	1,290	27,155
GT Advanced Technologies, Inc. (a)	4,900	87,269
Lam Research Corp.	360	25,888
Mellanox Technologies Ltd. (a)	490	20,477
Microsemi Corp. (a)	1,330	35,431
MKS Instruments, Inc.	1,121	38,047
ON Semiconductor Corp. (a)	9,125	89,060
Power Integrations, Inc.	999	59,720
Rambus, Inc. (a)	3,150	39,092
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)	1,354	$ 8,449
Silicon Laboratories, Inc. (a)	1,276	57,841
Skyworks Solutions, Inc.	3,182	180,292
Spansion, Inc. Class A (a)	1,020	22,746
Teradyne, Inc.	2,551	52,525
Ultratech, Inc. (a)	1,390	35,945
Veeco Instruments, Inc. (a)	350	12,380
		950,073
Software - 4.8%
Advent Software, Inc.	1,006	32,504
Aspen Technology, Inc. (a)	1,355	55,677
BroadSoft, Inc. (a)	1,151	27,463
Cadence Design Systems, Inc. (a)	4,615	81,409
Callidus Software, Inc. (a)	2,324	26,680
CommVault Systems, Inc. (a)	603	33,249
Comverse, Inc. (a)	895	22,098
Concur Technologies, Inc. (a)	344	34,531
Covisint Corp.	1,350	6,494
Electronic Arts, Inc. (a)	1,870	70,761
Fleetmatics Group PLC (a)	725	23,795
Gigamon, Inc. (a)	800	8,704
Guidewire Software, Inc. (a)	743	33,844
Informatica Corp. (a)	1,554	52,921
Interactive Intelligence Group, Inc. (a)	881	37,716
Manhattan Associates, Inc. (a)	3,878	111,997
Mentor Graphics Corp.	2,158	47,066
MicroStrategy, Inc. Class A (a)	351	48,764
Model N, Inc. (a)	1,835	16,955
NetScout Systems, Inc. (a)	1,349	62,148
Nuance Communications, Inc. (a)	3,347	56,932
Parametric Technology Corp. (a)	1,575	60,937
PROS Holdings, Inc. (a)	576	14,740
Qlik Technologies, Inc. (a)	2,160	60,977
Qualys, Inc. (a)	1,321	32,100
Rovi Corp. (a)	2,330	53,893
SeaChange International, Inc. (a)	2,200	16,698
ServiceNow, Inc. (a)	385	23,535
SolarWinds, Inc. (a)	1,337	57,210
SS&C Technologies Holdings, Inc. (a)	227	10,274
Synchronoss Technologies, Inc. (a)	943	41,652
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	2,983	$ 62,166
TiVo, Inc. (a)	5,525	77,847
Ultimate Software Group, Inc. (a)	823	120,973
Varonis Systems, Inc.	243	5,783
Verint Systems, Inc. (a)	1,150	57,650
		1,588,143
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	1,840	51,906
Electronics for Imaging, Inc. (a)	1,897	83,544
NCR Corp. (a)	2,858	97,629
Quantum Corp. (a)	3,600	4,500
Stratasys Ltd. (a)	180	21,593
		259,172
TOTAL INFORMATION TECHNOLOGY		5,613,075
MATERIALS - 6.2%
Chemicals - 3.0%
Albemarle Corp.	410	26,068
Celanese Corp. Class A	505	31,583
Chemtura Corp. (a)	2,834	69,971
Cytec Industries, Inc.	615	63,370
Ferro Corp. (a)	2,208	29,764
FMC Corp.	688	45,504
Huntsman Corp.	3,550	95,460
Intrepid Potash, Inc. (a)	6,710	102,864
Koppers Holdings, Inc.	1,138	42,231
LSB Industries, Inc. (a)	2,777	111,219
Marrone Bio Innovations, Inc.	620	3,565
Methanex Corp.	1,295	86,587
PolyOne Corp.	1,622	63,615
Quaker Chemical Corp.	360	28,080
Rayonier Advanced Materials, Inc.	2,710	89,999
Rockwood Holdings, Inc.	637	51,584
Tronox Ltd. Class A	1,824	55,377
		996,841
Construction Materials - 0.2%
Eagle Materials, Inc.	251	25,579
Martin Marietta Materials, Inc.	402	52,646
		78,225
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.0%
Avery Dennison Corp.	920	$ 44,280
Berry Plastics Group, Inc. (a)	3,293	79,394
Crown Holdings, Inc. (a)	970	46,822
Graphic Packaging Holding Co. (a)	4,150	53,079
Rock-Tenn Co. Class A	1,452	71,380
Sealed Air Corp.	790	28,519
		323,474
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	6,325	266,725
Carpenter Technology Corp.	716	39,187
Century Aluminum Co. (a)	1,913	47,787
Cliffs Natural Resources, Inc.	750	11,303
Globe Specialty Metals, Inc.	1,101	22,615
Horsehead Holding Corp. (a)	1,131	22,835
Iluka Resources Ltd.	3,191	26,524
Molycorp, Inc. (a)	2,912	5,212
Steel Dynamics, Inc.	1,290	29,980
Stillwater Mining Co. (a)	5,125	95,120
Walter Energy, Inc.	1,170	6,540
		573,828
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	1,933	48,190
TOTAL MATERIALS		2,020,558
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	3,920	176,243
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	864	95,291
Telephone & Data Systems, Inc.	400	10,536
U.S. Cellular Corp. (a)	250	9,430
		115,257
TOTAL TELECOMMUNICATION SERVICES		291,500
UTILITIES - 1.9%
Electric Utilities - 0.7%
Allete, Inc.	392	19,079
Great Plains Energy, Inc.	1,823	46,796
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	1,492	$ 55,726
Portland General Electric Co.	2,227	76,765
UIL Holdings Corp.	829	30,880
		229,246
Gas Utilities - 0.4%
Atmos Energy Corp.	2,185	110,474
Southwest Gas Corp.	610	31,848
		142,322
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	930	25,603
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	1,100	35,948
NRG Energy, Inc.	663	20,407
		56,355
Multi-Utilities - 0.5%
Ameren Corp.	3,075	122,969
CMS Energy Corp.	1,025	31,273
		154,242
TOTAL UTILITIES		607,768
TOTAL COMMON STOCKS (Cost $22,430,516)		29,347,097
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	302,217
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/9/14 to 11/28/14 (c) (Cost $109,996)	$ 110,000	109,997
Money Market Funds - 9.2%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $3,007,062)	3,007,062	$ 3,007,062
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,822,076)		32,766,373
NET OTHER ASSETS (LIABILITIES) - 0.0%		9,222
NET ASSETS - 100%		$ 32,775,595
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 1,149,680	$ 30,013
9 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	1,056,060	37,588
TOTAL EQUITY INDEX CONTRACTS		$ 2,205,740	$ 67,601

The face value of futures purchased as a percentage of net assets is 6.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,061,095.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,997.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,213,881	$ 4,213,881	$ -	$ -
Consumer Staples	744,191	744,136	55	-
Energy	2,320,177	2,320,177	-	-
Financials	5,554,597	5,554,597	-	-
Health Care	3,130,491	3,130,491	-	-
Industrials	4,850,859	4,850,859	-	-
Information Technology	5,613,075	5,613,075	-	-
Materials	2,020,558	2,020,558	-	-
Telecommunication Services	291,500	291,500	-	-
Utilities	607,768	607,768	-	-
Equity Funds	302,217	302,217	-	-
U.S. Treasury Obligations	109,997	-	109,997	-
Money Market Funds	3,007,062	3,007,062	-	-
Total Investments in Securities:	$ 32,766,373	$ 32,656,321	$ 110,052	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 67,601	$ 67,601	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 67,601	$ -
Total Value of Derivatives	$ 67,601	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,822,076)		$ 32,766,373
Receivable for investments sold		198,046
Receivable for fund shares sold		6,271
Dividends receivable		16,105
Receivable for daily variation margin for derivative instruments		10,950
Prepaid expenses		219
Other receivables		184
Total assets		32,998,148

Liabilities
Payable for investments purchased	$ 134,972
Accrued management fee	33,322
Distribution and service plan fees payable	22
Audit fee payable	21,018
Custody fee payable	29,554
Other affiliated payables	3,507
Other payables and accrued expenses	158
Total liabilities		222,553

Net Assets		$ 32,775,595
Net Assets consist of:
Paid in capital		$ 20,734,678
Accumulated net investment loss		(53,294)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,082,313
Net unrealized appreciation (depreciation) on investments		7,011,898
Net Assets		$ 32,775,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Small-Mid Cap Multi-Manager: Net Asset Value, offering price and redemption price per share ($31,557,944 ÷ 2,372,793 shares)	$ 13.30

Class F: Net Asset Value, offering price and redemption price per share ($999,662 ÷ 75,074 shares)	$ 13.32

Class L: Net Asset Value, offering price and redemption price per share ($109,102 ÷ 8,210 shares)	$ 13.29

Class N: Net Asset Value, offering price and redemption price per share ($108,887 ÷ 8,203 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 223,190
Interest		4
Total income		223,194

Expenses
Management fee	$ 186,602
Transfer agent fees	22,588
Distribution and service plan fees	133
Accounting fees and expenses	9,282
Custodian fees and expenses	47,914
Independent trustees' compensation	301
Registration fees	15,749
Audit	23,049
Legal	387
Miscellaneous	745
Total expenses before reductions	306,750
Expense reductions	(30,341)	276,409
Net investment income (loss)		(53,215)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,137,056
Foreign currency transactions	3,172
Futures contracts	239,484
Total net realized gain (loss)		5,379,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,099,461)
Assets and liabilities in foreign currencies	(4,479)
Futures contracts	(107,624)
Total change in net unrealized appreciation (depreciation)		(4,211,564)
Net gain (loss)		1,168,148
Net increase (decrease) in net assets resulting from operations		$ 1,114,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (53,215)	$ (98,117)
Net realized gain (loss)	5,379,712	8,234,010
Change in net unrealized appreciation (depreciation)	(4,211,564)	4,105,200
Net increase (decrease) in net assets resulting from operations	1,114,933	12,241,093
Distributions to shareholders from net realized gain	(1,789,365)	(7,534,232)
Share transactions - net increase (decrease)	(24,546,267)	8,740,968
Redemption fees	344	359
Total increase (decrease) in net assets	(25,220,355)	13,448,188

Net Assets
Beginning of period	57,995,950	44,547,762
End of period (including accumulated net investment loss of $53,294 and accumulated net investment loss of $79, respectively)	$ 32,775,595	$ 57,995,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	.04	- I
Net realized and unrealized gain (loss)	.27	3.24	1.30	1.25
Total from investment operations	.26	3.21	1.34	1.25
Distributions from net investment income	-	-	(.04) F	-
Distributions from net realized gain	(.42)	(2.00)	(.30) F	(.01) F
Total distributions	(.42)	(2.00)	(.33) J	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	-
Net asset value, end of period	$ 13.30	$ 13.46	$ 12.25	$ 11.24
Total Return B, C	2.11%	27.21%	12.26%	12.46%
Ratios to Average Net Assets G
Expenses before reductions	1.29% A	1.25%	1.16%	1.58% A
Expenses net of fee waivers, if any	1.16% A	1.16%	1.16%	1.16% A
Expenses net of all reductions	1.16% A	1.16%	1.16%	1.16% A
Net investment income (loss)	(.22)% A	(.19)%	.35%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,558	$ 57,019	$ 44,361	$ 39,375
Portfolio turnover rate H	69% A	117%	66%	11% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	.01
Net realized and unrealized gain (loss)	.28	3.24	.91
Total from investment operations	.27	3.23	.92
Distributions from net investment income	-	-	(.04) F
Distributions from net realized gain	(.42)	(2.01)	(.12) F
Total distributions	(.42)	(2.01)	(.16)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 13.32	$ 13.47	$ 12.25
Total ReturnB, C	2.19%	27.40%	8.11%
Ratios to Average Net Assets G
Expenses before reductions	1.23% A	1.24%	1.11% A
Expenses net of fee waivers, if any	1.06% A	1.06%	1.06% A
Expenses net of all reductions	1.06% A	1.05%	1.06% A
Net investment income (loss)	(.12)% A	(.09)%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000	$ 763	$ 186
Portfolio turnover rate H	69% A	117%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)
Net realized and unrealized gain (loss)	.27	.93
Total from investment operations	.26	.92
Distributions from net realized gain	(.42)	(1.75)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 13.29	$ 13.45
Total Return B, C	2.11%	6.84%
Ratios to Average Net Assets F
Expenses before reductions	1.32% A	1.54% A
Expenses net of fee waivers, if any	1.16% A	1.16% A
Expenses net of all reductions	1.16% A	1.16% A
Net investment income (loss)	(.22)% A	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	69% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.03)	(.02)
Net realized and unrealized gain (loss)	.27	.92
Total from investment operations	.24	.90
Distributions from net realized gain	(.41)	(1.74)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 13.27	$ 13.44
Total Return B, C	2.00%	6.73%
Ratios to Average Net Assets F
Expenses before reductions	1.57% A	1.81% A
Expenses net of fee waivers, if any	1.41% A	1.41% A
Expenses net of all reductions	1.41% A	1.41% A
Net investment income (loss)	(.47)% A	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	69% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,381,835
Gross unrealized depreciation	(505,826)
Net unrealized appreciation (depreciation) on securities	$ 6,876,009

Tax cost	$ 25,890,364

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $239,484 and a change in net unrealized appreciation (depreciation) of $(107,624) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,023,837 and $39,993,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc. (ARI), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Massachusetts Financial Services Company (MFS), Neuberger Berman Management, LLC, RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2014, the Board of Trustees approved the appointment of Fisher Investments, Inc. (Fisher Investments) and The Boston Company Asset Management, LLC (The Boston Company) as additional sub-advisers for the Fund. Subsequent to period end, Fisher Investments was allocated a portion of the Fund's assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 133	$ 133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Small-Mid Cap Multi-Manager	$ 22,482.10
Class L	53.10
Class N	53.10
	$ 22,588

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

6. Committed Line of Credit - continued

of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $2,386.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%	$ 27,139
Class F	1.06%	656
Class L	1.16%	80
Class N	1.41%	80

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net realized gain
Small-Mid Cap Multi-Manager	$ 1,758,665	$ 7,432,529
Class F	24,147	77,256
Class L	3,297	12,241
Class N	3,256	12,206
Total	$ 1,789,365	$ 7,534,232

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Small-Mid Cap Multi-Manager
Shares sold	71,427	58,842	$ 938,571	$ 785,887
Reinvestment of distributions	141,599	574,917	1,758,665	7,432,529
Shares redeemed	(2,076,211)	(20,253)	(27,487,272)	(268,998)
Net increase (decrease)	(1,863,185)	613,506	$ (24,790,036)	$ 7,949,418
Class F
Shares sold	19,284	39,339	$ 250,259	$ 541,280
Reinvestment of distributions	1,943	5,950	24,147	77,256
Shares redeemed	(2,839)	(3,816)	(37,190)	(51,433)
Net increase (decrease)	18,388	41,473	$ 237,216	$ 567,103
Class L
Shares sold	-	7,003	$ -	$ 100,000
Reinvestment of distributions	266	941	3,297	12,241
Net increase (decrease)	266	7,944	$ 3,297	$ 112,241
Class N
Shares sold	-	7,003	$ -	$ 100,000
Reinvestment of distributions	262	938	3,256	12,206
Net increase (decrease)	262	7,941	$ 3,256	$ 112,206

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 96% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

The Boston Company Asset
Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-L-AMM-N-SANN-1014
1.9585981.100

Strategic Advisers®
Small-Mid Cap Multi-Manager Fund

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Small-Mid Cap Multi-Manager	1.16%
Actual		$ 1,000.00	$ 1,021.10	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class F	1.06%
Actual		$ 1,000.00	$ 1,021.90	$ 5.40
HypotheticalA		$ 1,000.00	$ 1,019.86	$ 5.40
Class L	1.16%
Actual		$ 1,000.00	$ 1,021.10	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.36	$ 5.90
Class N	1.41%
Actual		$ 1,000.00	$ 1,020.00	$ 7.18
HypotheticalA		$ 1,000.00	$ 1,018.10	$ 7.17

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
PowerShares S&P SmallCap Financials Portfolio ETF	0.9	0.9
Allegheny Technologies, Inc.	0.8	0.5
Comerica, Inc.	0.7	0.5
ITT Corp.	0.6	0.5
Allied World Assurance Co.	0.6	0.4
CIT Group, Inc.	0.6	0.5
Gulfport Energy Corp.	0.6	0.6
Tribune Media Co. Class A	0.6	0.5
Allison Transmission Holdings, Inc.	0.6	0.1
Skyworks Solutions, Inc.	0.5	0.2
	6.5
Top Five Market Sectors as of August 31, 2014
(stocks only)	% of fund's net assets	% of fund's net assets 6 months ago
Information Technology	17.1	17.0
Financials	16.9	16.9
Industrials	14.8	15.9
Consumer Discretionary	12.9	14.1
Health Care	9.5	10.0
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Common Stocks 89.6%	Common Stocks 91.5%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 9.5%	Short-Term Investments and Net Other Assets (Liabilities) 7.6%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 89.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 1.4%
Autoliv, Inc.	328	$ 34,010
Cooper Tire & Rubber Co.	762	23,492
Dana Holding Corp.	3,540	82,234
Gentex Corp.	3,298	97,456
Mobileye NV (a)	324	14,003
Remy International, Inc.	200	4,420
Tenneco, Inc. (a)	884	56,647
Tower International, Inc. (a)	1,350	45,266
Visteon Corp. (a)	1,065	107,767
		465,295
Distributors - 0.3%
LKQ Corp. (a)	2,418	68,671
Pool Corp.	858	48,614
		117,285
Diversified Consumer Services - 0.9%
Bright Horizons Family Solutions, Inc. (a)	799	32,495
Capella Education Co.	430	27,997
Grand Canyon Education, Inc. (a)	640	27,674
H&R Block, Inc.	3,537	118,596
LifeLock, Inc. (a)	4,464	66,156
Nord Anglia Education, Inc. (a)	1,168	22,367
		295,285
Hotels, Restaurants & Leisure - 2.4%
Arcos Dorados Holdings, Inc. Class A	2,493	17,925
Choice Hotels International, Inc.	867	46,957
Chuy's Holdings, Inc. (a)	496	13,045
Diamond Resorts International, Inc. (a)	532	13,311
Domino's Pizza, Inc.	679	51,231
Dunkin' Brands Group, Inc.	762	33,177
Hyatt Hotels Corp. Class A (a)	1,940	118,515
Jack in the Box, Inc.	1,322	78,593
Marriott Vacations Worldwide Corp. (a)	240	14,302
MGM Mirage, Inc. (a)	2,825	69,128
Multimedia Games Holding Co., Inc. (a)	910	25,307
Noodles & Co. (a)	403	7,887
Norwegian Cruise Line Holdings Ltd. (a)	512	17,055
Pinnacle Entertainment, Inc. (a)	2,027	50,655
Royal Caribbean Cruises Ltd.	1,285	81,932
Sonic Corp.	1,510	31,876
The Cheesecake Factory, Inc.	959	43,107
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Wendy's Co.	7,200	$ 58,680
Zoe's Kitchen, Inc.	364	10,618
		783,301
Household Durables - 0.7%
Garmin Ltd.	425	23,090
Helen of Troy Ltd. (a)	752	43,781
M.D.C. Holdings, Inc.	3,730	108,207
Standard Pacific Corp. (a)	5,798	48,529
		223,607
Internet & Catalog Retail - 0.7%
HomeAway, Inc. (a)	2,472	82,070
MakeMyTrip Ltd. (a)	529	15,330
Orbitz Worldwide, Inc. (a)	3,475	28,495
RetailMeNot, Inc. (a)	951	17,736
Shutterfly, Inc. (a)	1,417	72,281
TripAdvisor, Inc. (a)	171	16,944
		232,856
Leisure Products - 0.2%
Brunswick Corp.	1,622	69,746
Media - 2.2%
DHX Media Ltd.	707	4,948
Gannett Co., Inc.	2,475	83,556
Gray Television, Inc. (a)	3,325	33,017
IMAX Corp. (a)	910	25,225
Live Nation Entertainment, Inc. (a)	582	12,781
News Corp. Class A (a)	9,490	167,261
Sinclair Broadcast Group, Inc. Class A	4,318	125,438
Starz Series A (a)	1,850	57,887
Tribune Media Co. Class A (a)	2,515	191,895
Tribune Publishing Co. (a)	344	6,605
		708,613
Multiline Retail - 0.1%
Burlington Stores, Inc.	582	20,760
Specialty Retail - 2.9%
American Eagle Outfitters, Inc.	1,575	22,176
Citi Trends, Inc. (a)	1,353	31,471
CST Brands, Inc.	4,050	141,102
DSW, Inc. Class A	1,371	42,419
Express, Inc. (a)	5,254	91,104
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
Five Below, Inc. (a)	668	$ 27,094
Foot Locker, Inc.	1,490	83,604
Group 1 Automotive, Inc.	646	51,783
Lithia Motors, Inc. Class A (sub. vtg.)	805	70,373
Lumber Liquidators Holdings, Inc. (a)	212	12,131
Monro Muffler Brake, Inc.	852	44,091
New York & Co., Inc. (a)	1,250	4,250
Office Depot, Inc. (a)	12,075	61,824
Outerwall, Inc. (a)	606	35,712
Pier 1 Imports, Inc.	2,754	43,403
Restoration Hardware Holdings, Inc. (a)	370	31,032
Select Comfort Corp. (a)	600	13,422
Signet Jewelers Ltd.	265	31,236
Tile Shop Holdings, Inc. (a)	1,853	21,402
Urban Outfitters, Inc. (a)	1,112	44,246
Vitamin Shoppe, Inc. (a)	618	24,219
Williams-Sonoma, Inc.	280	18,416
		946,510
Textiles, Apparel & Luxury Goods - 1.1%
Carter's, Inc.	240	19,867
Crocs, Inc. (a)	350	5,408
Deckers Outdoor Corp. (a)	700	64,568
Fossil Group, Inc. (a)	250	25,323
G-III Apparel Group Ltd. (a)	680	56,127
Hanesbrands, Inc.	450	46,206
Movado Group, Inc.	1,120	41,586
PVH Corp.	350	40,859
Steven Madden Ltd. (a)	1,491	50,679
		350,623
TOTAL CONSUMER DISCRETIONARY		4,213,881
CONSUMER STAPLES - 2.3%
Beverages - 0.0%
Cott Corp.	1,250	9,358
Food & Staples Retailing - 0.6%
Brasil Pharma SA	8,970	16,750
Brasil Pharma SA warrants (a)	1,375	55
Casey's General Stores, Inc.	461	33,049
Fairway Group Holdings Corp. (a)	1,918	8,612
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Fresh Market, Inc. (a)	1,430	$ 47,691
Rite Aid Corp. (a)	12,075	75,107
		181,264
Food Products - 1.3%
Annie's, Inc. (a)	1,986	63,334
B&G Foods, Inc. Class A	1,334	40,287
Darling International, Inc. (a)	1,110	21,401
Flowers Foods, Inc.	946	18,523
Keurig Green Mountain, Inc.	127	16,932
Lancaster Colony Corp.	604	53,400
Pinnacle Foods, Inc.	1,475	47,731
The Hain Celestial Group, Inc. (a)	1,260	123,934
WhiteWave Foods Co. (a)	870	30,467
		416,009
Household Products - 0.3%
Spectrum Brands Holdings, Inc.	1,100	95,260
Personal Products - 0.1%
Elizabeth Arden, Inc. (a)	500	8,550
Inter Parfums, Inc.	1,108	33,750
		42,300
TOTAL CONSUMER STAPLES		744,191
ENERGY - 7.1%
Energy Equipment & Services - 2.2%
Atwood Oceanics, Inc. (a)	1,572	77,673
Dresser-Rand Group, Inc. (a)	724	50,173
Dril-Quip, Inc. (a)	533	54,084
Frank's International NV	1,116	22,487
Helix Energy Solutions Group, Inc. (a)	1,300	35,516
Hornbeck Offshore Services, Inc. (a)	1,082	47,240
ION Geophysical Corp. (a)	3,950	13,628
McDermott International, Inc. (a)	1,600	11,520
Oceaneering International, Inc.	877	61,004
Patterson-UTI Energy, Inc.	1,929	66,628
Precision Drilling Corp.	9,380	119,568
SEACOR Holdings, Inc. (a)	1,701	138,802
TETRA Technologies, Inc. (a)	2,850	33,630
		731,953
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - 4.9%
Abraxas Petroleum Corp. (a)	4,400	$ 26,004
Alpha Natural Resources, Inc. (a)	2,022	7,987
Athlon Energy, Inc.	630	29,320
Bonanza Creek Energy, Inc. (a)	510	31,319
Cabot Oil & Gas Corp.	525	17,609
Carrizo Oil & Gas, Inc. (a)	1,511	94,770
Cimarex Energy Co.	880	127,741
Cloud Peak Energy, Inc. (a)	1,835	28,828
Comstock Resources, Inc.	875	21,333
CONSOL Energy, Inc.	430	17,320
Delek U.S. Holdings, Inc.	3,325	116,309
Energen Corp.	713	57,382
Foresight Energy LP	923	17,528
GasLog Ltd.	775	19,615
Gulfport Energy Corp. (a)	3,370	197,145
Laredo Petroleum Holdings, Inc. (a)	1,666	39,384
Memorial Resource Development Corp.	630	18,566
Oasis Petroleum, Inc. (a)	1,263	62,127
PBF Energy, Inc. Class A	2,600	73,866
Peabody Energy Corp.	2,171	34,475
Pioneer Natural Resources Co.	605	126,233
Range Resources Corp.	242	19,019
Resolute Energy Corp. (a)	2,489	19,987
Rice Energy, Inc.	785	22,985
Rosetta Resources, Inc. (a)	587	29,350
SemGroup Corp. Class A	289	25,354
StealthGas, Inc. (a)	1,088	10,652
Susser Pete Partners LP	553	31,565
Synergy Resources Corp. (a)	2,551	34,336
Tsakos Energy Navigation Ltd.	6,475	49,858
Ultra Petroleum Corp. (a)	2,020	53,591
Whiting Petroleum Corp. (a)	1,367	126,666
		1,588,224
TOTAL ENERGY		2,320,177
FINANCIALS - 16.9%
Banks - 5.4%
BankUnited, Inc.	1,727	54,487
CIT Group, Inc.	4,180	200,473
City National Corp.	280	21,246
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Comerica, Inc.	4,410	$ 221,999
East West Bancorp, Inc.	1,960	68,286
First Niagara Financial Group, Inc.	3,020	26,274
First Republic Bank	309	15,110
FirstMerit Corp.	1,269	21,871
Hancock Holding Co.	1,372	45,605
Hanmi Financial Corp.	1,954	40,155
Home Bancshares, Inc.	1,404	41,769
Huntington Bancshares, Inc.	14,785	145,558
Investors Bancorp, Inc.	11,614	123,225
KeyCorp	1,695	23,069
National Bank Holdings Corp.	2,498	50,759
PacWest Bancorp	1,533	64,294
PrivateBancorp, Inc.	203	5,991
Prosperity Bancshares, Inc.	1,354	81,782
SVB Financial Group (a)	715	79,594
Synovus Financial Corp.	1,127	27,217
TCF Financial Corp.	2,050	32,390
Texas Capital Bancshares, Inc. (a)	525	28,340
UMB Financial Corp.	821	47,413
Umpqua Holdings Corp.	5,132	89,656
United Community Bank, Inc.	3,925	66,568
Webster Financial Corp.	4,775	140,863
		1,763,994
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	240	50,676
American Capital Ltd. (a)	9,430	146,071
Ares Capital Corp.	2,850	48,878
Eaton Vance Corp. (non-vtg.)	2,025	79,299
FXCM, Inc. Class A	1,295	18,765
Greenhill & Co., Inc.	643	31,520
Janus Capital Group, Inc.	3,735	45,380
LPL Financial	192	9,348
New Mountain Finance Corp.	2,239	34,458
Raymond James Financial, Inc.	2,880	157,363
Stifel Financial Corp. (a)	1,404	67,224
		688,982
Consumer Finance - 0.7%
Ally Financial, Inc. (a)	4,900	120,540
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - continued
Discover Financial Services	1,285	$ 80,145
Portfolio Recovery Associates, Inc. (a)	843	47,908
		248,593
Diversified Financial Services - 0.5%
MarketAxess Holdings, Inc.	360	21,211
The NASDAQ OMX Group, Inc.	270	11,737
Voya Financial, Inc.	3,050	119,225
		152,173
Insurance - 3.5%
Allied World Assurance Co.	5,500	203,445
American Equity Investment Life Holding Co.	2,113	52,276
Amtrust Financial Services, Inc.	1,162	51,163
CNO Financial Group, Inc.	8,130	145,121
FNF Group	3,405	96,396
FNFV Group (a)	174	2,607
Genworth Financial, Inc. Class A (a)	4,200	59,598
HCC Insurance Holdings, Inc.	2,075	104,041
Lincoln National Corp.	1,500	82,560
Platinum Underwriters Holdings Ltd.	654	40,855
Protective Life Corp.	947	65,722
Reinsurance Group of America, Inc.	593	49,207
Validus Holdings Ltd.	525	20,533
White Mountains Insurance Group Ltd.	230	145,875
XL Group PLC Class A	650	22,217
		1,141,616
Real Estate Investment Trusts - 3.7%
BioMed Realty Trust, Inc.	6,325	141,996
Brandywine Realty Trust (SBI)	5,075	81,302
Campus Crest Communities, Inc.	2,748	22,589
CBL & Associates Properties, Inc.	2,325	44,175
Chesapeake Lodging Trust	1,862	57,368
Corrections Corp. of America	1,568	55,884
Cousins Properties, Inc.	2,915	36,991
DuPont Fabros Technology, Inc.	3,525	99,264
Gaming & Leisure Properties	638	21,245
Glimcher Realty Trust	3,854	43,280
iStar Financial, Inc. (a)	5,800	86,304
Kite Realty Group Trust	1,488	38,271
Liberty Property Trust (SBI)	3,575	126,627
Medical Properties Trust, Inc.	3,110	43,820
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Mid-America Apartment Communities, Inc.	533	$ 38,547
Rayonier, Inc.	1,300	44,551
Ryman Hospitality Properties, Inc.	2,370	117,908
Strategic Hotel & Resorts, Inc. (a)	5,525	65,637
Sunstone Hotel Investors, Inc.	2,950	42,982
		1,208,741
Real Estate Management & Development - 0.8%
Alexander & Baldwin, Inc.	3,980	162,782
CBRE Group, Inc. (a)	3,600	114,408
		277,190
Thrifts & Mortgage Finance - 0.2%
BofI Holding, Inc. (a)	325	25,022
Ocwen Financial Corp. (a)	779	21,765
Walker & Dunlop, Inc. (a)	1,869	26,521
		73,308
TOTAL FINANCIALS		5,554,597
HEALTH CARE - 9.5%
Biotechnology - 1.5%
Alnylam Pharmaceuticals, Inc. (a)	577	40,200
Cepheid, Inc. (a)	412	16,492
Emergent BioSolutions, Inc. (a)	1,352	33,665
Exact Sciences Corp. (a)	3,691	76,957
Incyte Corp. (a)	1,029	55,772
InterMune, Inc. (a)	1,668	122,515
KYTHERA Biopharmaceuticals, Inc. (a)	540	20,309
Ligand Pharmaceuticals, Inc. Class B (a)	580	30,183
MiMedx Group, Inc. (a)	1,439	10,131
NPS Pharmaceuticals, Inc. (a)	1,555	46,930
Seattle Genetics, Inc. (a)	1,102	48,499
		501,653
Health Care Equipment & Supplies - 2.6%
Accuray, Inc. (a)	1,000	8,140
Alere, Inc. (a)	1,661	58,882
Align Technology, Inc. (a)	322	17,536
Analogic Corp.	807	58,265
Cardiovascular Systems, Inc. (a)	699	19,915
Cyberonics, Inc. (a)	400	22,956
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
DexCom, Inc. (a)	525	$ 23,205
Genmark Diagnostics, Inc. (a)	1,420	15,265
Globus Medical, Inc. (a)	1,261	22,875
Hologic, Inc. (a)	3,100	77,097
ICU Medical, Inc. (a)	575	35,989
IDEXX Laboratories, Inc. (a)	215	26,654
Insulet Corp. (a)	1,186	42,826
Masimo Corp. (a)	480	10,771
Novadaq Technologies, Inc. (a)	312	4,075
Novadaq Technologies, Inc. (a)	525	6,857
NuVasive, Inc. (a)	2,519	88,417
Roka Bioscience, Inc. (a)	958	11,228
Sirona Dental Systems, Inc. (a)	1,290	105,148
Steris Corp.	1,075	60,512
Symmetry Medical, Inc. (a)	1,150	10,603
TearLab Corp. (a)	2,736	10,588
The Cooper Companies, Inc.	190	30,976
Thoratec Corp. (a)	1,021	25,525
Uroplasty, Inc. (a)	1,604	4,219
West Pharmaceutical Services, Inc.	1,537	66,752
		865,276
Health Care Providers & Services - 3.0%
Air Methods Corp. (a)	735	43,115
AMN Healthcare Services, Inc. (a)	1,600	24,192
Brookdale Senior Living, Inc. (a)	553	19,327
Capital Senior Living Corp. (a)	1,279	29,251
Centene Corp. (a)	1,213	94,772
Chemed Corp.	633	66,851
Community Health Systems, Inc. (a)	1,203	65,299
Community Health Systems, Inc. rights 1/27/16 (a)	5,163	201
ExamWorks Group, Inc. (a)	3,351	110,415
HealthSouth Corp.	2,879	113,404
Healthways, Inc. (a)	3,854	67,291
Kindred Healthcare, Inc.	2,750	56,788
MEDNAX, Inc. (a)	548	31,373
Premier, Inc.	580	18,316
Select Medical Holdings Corp.	3,492	48,958
Universal Health Services, Inc. Class B	1,125	128,745
VCA Antech, Inc. (a)	1,695	69,071
		987,369
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	2,010	$ 29,698
HealthStream, Inc. (a)	1,070	27,777
HMS Holdings Corp. (a)	991	22,654
		80,129
Life Sciences Tools & Services - 1.0%
Affymetrix, Inc. (a)	1,850	16,040
Cambrex Corp. (a)	530	11,618
Charles River Laboratories International, Inc. (a)	885	52,304
ICON PLC (a)	472	23,383
PAREXEL International Corp. (a)	1,012	57,117
PerkinElmer, Inc.	1,559	69,921
Techne Corp.	542	51,772
Waters Corp. (a)	436	45,095
		327,250
Pharmaceuticals - 1.1%
Aratana Therapeutics, Inc. (a)	599	6,960
Flamel Technologies SA sponsored ADR (a)	1,706	25,590
Jazz Pharmaceuticals PLC (a)	575	93,679
Mallinckrodt PLC (a)	800	65,192
MediWound Ltd. (a)	486	3,548
Pacira Pharmaceuticals, Inc. (a)	320	34,643
Salix Pharmaceuticals Ltd. (a)	771	122,674
TherapeuticsMD, Inc. (a)	2,978	16,528
		368,814
TOTAL HEALTH CARE		3,130,491
INDUSTRIALS - 14.8%
Aerospace & Defense - 2.1%
AeroVironment, Inc. (a)	250	7,885
Alliant Techsystems, Inc.	500	63,000
Astronics Corp. (a)	938	58,850
HEICO Corp. Class A	797	33,091
Hexcel Corp. (a)	2,001	82,421
Huntington Ingalls Industries, Inc.	370	37,781
KEYW Holding Corp. (a)	900	10,647
Spirit AeroSystems Holdings, Inc. Class A (a)	1,370	52,540
Teledyne Technologies, Inc. (a)	1,392	135,121
Textron, Inc.	1,140	43,320
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
TransDigm Group, Inc.	455	$ 85,535
Triumph Group, Inc.	1,028	71,312
		681,503
Air Freight & Logistics - 0.3%
Echo Global Logistics, Inc. (a)	1,605	41,666
Forward Air Corp.	1,124	52,030
		93,696
Airlines - 0.4%
Allegiant Travel Co.	355	43,615
JetBlue Airways Corp. (a)	4,700	57,481
Spirit Airlines, Inc. (a)	340	23,933
		125,029
Building Products - 0.9%
A.O. Smith Corp.	2,962	145,375
Advanced Drain Systems, Inc. Del (a)	1,091	20,696
Owens Corning	3,070	110,520
Trex Co., Inc. (a)	466	17,522
		294,113
Commercial Services & Supplies - 1.4%
Clean Harbors, Inc. (a)	1,140	69,016
Covanta Holding Corp.	1,900	39,881
Healthcare Services Group, Inc.	998	27,275
Performant Financial Corp. (a)	1,054	10,139
Pitney Bowes, Inc.	5,063	137,005
R.R. Donnelley & Sons Co.	2,725	48,151
Steelcase, Inc. Class A	2,941	46,174
Team, Inc. (a)	515	20,554
Tetra Tech, Inc.	2,425	61,838
		460,033
Construction & Engineering - 0.2%
KBR, Inc.	1,370	30,167
MasTec, Inc. (a)	1,408	42,944
		73,111
Electrical Equipment - 1.2%
Acuity Brands, Inc.	490	60,701
AZZ, Inc.	300	13,902
Encore Wire Corp.	2,195	93,178
Generac Holdings, Inc. (a)	2,263	105,275
GrafTech International Ltd. (a)	5,314	46,391
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Polypore International, Inc. (a)	385	$ 17,260
Regal-Beloit Corp.	495	35,180
Sensata Technologies Holding BV (a)	334	16,423
		388,310
Machinery - 4.8%
Actuant Corp. Class A	909	30,661
AGCO Corp.	874	42,686
Allison Transmission Holdings, Inc.	6,213	190,615
Altra Industrial Motion Corp.	1,069	35,555
Chart Industries, Inc. (a)	310	20,736
CLARCOR, Inc.	630	39,822
Crane Co.	744	51,775
Flowserve Corp.	466	35,365
Greenbrier Companies, Inc.	600	42,912
IDEX Corp.	803	61,783
ITT Corp.	4,265	204,123
Joy Global, Inc.	277	17,493
Lincoln Electric Holdings, Inc.	933	66,336
Manitowoc Co., Inc.	1,000	29,420
Meritor, Inc. (a)	1,650	22,490
Middleby Corp. (a)	572	49,324
Nordson Corp.	94	7,620
Oshkosh Truck Corp.	2,990	148,543
Proto Labs, Inc. (a)	83	6,245
Rexnord Corp. (a)	1,572	45,918
TriMas Corp. (a)	1,238	39,245
Trinity Industries, Inc.	2,301	111,322
Twin Disc, Inc.	730	23,616
WABCO Holdings, Inc. (a)	706	72,859
Wabtec Corp.	1,636	136,377
Woodward, Inc.	783	40,896
		1,573,737
Marine - 0.5%
Danaos Corp. (a)	1,200	6,936
Diana Shipping, Inc. (a)	3,412	36,304
Kirby Corp. (a)	558	66,564
Navios Maritime Holdings, Inc.	2,918	27,604
Safe Bulkers, Inc.	3,825	33,545
		170,953
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - 0.6%
Advisory Board Co. (a)	513	$ 25,445
FTI Consulting, Inc. (a)	500	18,550
Huron Consulting Group, Inc. (a)	420	25,402
Korn/Ferry International (a)	1,225	37,056
Manpower, Inc.	565	43,833
On Assignment, Inc. (a)	1,784	52,735
Paylocity Holding Corp. (a)	261	5,933
		208,954
Road & Rail - 1.3%
AMERCO	315	87,510
ArcBest Corp.	475	17,053
Con-way, Inc.	1,820	93,275
Knight Transportation, Inc.	2,268	57,494
Old Dominion Freight Lines, Inc. (a)	430	28,668
Ryder System, Inc.	430	38,846
Swift Transporation Co. (a)	4,193	88,808
		411,654
Trading Companies & Distributors - 1.1%
AerCap Holdings NV (a)	900	42,705
Air Lease Corp. Class A	250	9,475
GATX Corp.	1,735	114,978
MSC Industrial Direct Co., Inc. Class A	150	13,521
United Rentals, Inc. (a)	755	88,826
Watsco, Inc.	521	48,187
WESCO International, Inc. (a)	620	52,074
		369,766
TOTAL INDUSTRIALS		4,850,859
INFORMATION TECHNOLOGY - 17.1%
Communications Equipment - 1.5%
Arris Group, Inc. (a)	5,074	155,315
Aviat Networks, Inc. (a)	1,800	2,826
Brocade Communications Systems, Inc.	2,150	22,683
Ceragon Networks Ltd. (a)	2,350	5,758
Ciena Corp. (a)	1,500	31,035
CommScope Holding Co., Inc.	2,050	52,808
F5 Networks, Inc. (a)	420	52,160
Finisar Corp. (a)	2,757	55,995
Infinera Corp. (a)	3,370	35,655
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
JDS Uniphase Corp. (a)	1,450	$ 16,748
Riverbed Technology, Inc. (a)	1,828	34,440
Sierra Wireless, Inc. (a)	600	16,806
Ubiquiti Networks, Inc. (a)	111	5,035
		487,264
Electronic Equipment & Components - 3.6%
Cognex Corp. (a)	3,163	132,783
CTS Corp.	2,177	38,598
Dolby Laboratories, Inc. Class A (a)	470	21,893
FEI Co.	193	16,220
FLIR Systems, Inc.	2,424	81,907
II-VI, Inc. (a)	1,380	19,265
InvenSense, Inc. (a)	1,922	49,684
IPG Photonics Corp. (a)	2,293	157,483
Itron, Inc. (a)	1,065	44,964
Jabil Circuit, Inc.	650	14,027
Littelfuse, Inc.	1,016	93,381
Mercury Systems, Inc. (a)	1,150	12,846
National Instruments Corp.	1,316	43,625
Orbotech Ltd. (a)	2,577	41,799
OSI Systems, Inc. (a)	285	19,882
Plexus Corp. (a)	1,137	46,833
Rogers Corp. (a)	364	21,906
SYNNEX Corp. (a)	1,931	134,668
Tech Data Corp. (a)	1,550	104,625
Trimble Navigation Ltd. (a)	2,353	78,261
		1,174,650
Internet Software & Services - 2.2%
AOL, Inc. (a)	640	27,661
Bankrate, Inc. (a)	1,190	16,708
Benefitfocus, Inc.	290	9,576
Borderfree, Inc. (a)	777	10,886
ChannelAdvisor Corp. (a)	560	9,072
Constant Contact, Inc. (a)	2,242	69,883
Conversant, Inc. (a)	2,417	66,564
CoStar Group, Inc. (a)	777	112,471
Cvent, Inc.	1,067	26,803
DealerTrack Holdings, Inc. (a)	1,753	78,464
Demandware, Inc. (a)	408	21,685
Digital River, Inc. (a)	1,900	29,013
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
E2open, Inc. (a)	1,066	$ 16,097
GrubHub, Inc.	467	17,951
LinkedIn Corp. (a)	95	21,446
LogMeIn, Inc. (a)	1,030	43,548
Pandora Media, Inc. (a)	656	17,738
Rackspace Hosting, Inc. (a)	500	17,300
SciQuest, Inc. (a)	2,367	37,801
Shutterstock, Inc. (a)	322	22,798
Trulia, Inc. (a)	413	25,453
Xoom Corp. (a)	617	14,105
Yelp, Inc. (a)	300	24,726
		737,749
IT Services - 1.3%
Convergys Corp.	810	15,552
CoreLogic, Inc. (a)	1,680	47,494
DST Systems, Inc.	250	23,203
EPAM Systems, Inc. (a)	1,190	44,804
Euronet Worldwide, Inc. (a)	2,238	119,285
Gartner, Inc. Class A (a)	173	12,904
Heartland Payment Systems, Inc.	510	24,363
iGATE Corp. (a)	1,733	64,849
MoneyGram International, Inc. (a)	1,340	18,840
VeriFone Systems, Inc. (a)	630	22,000
WEX, Inc. (a)	200	22,730
		416,024
Semiconductors & Semiconductor Equipment - 2.9%
Atmel Corp. (a)	1,930	17,100
Cavium, Inc. (a)	956	53,708
Ceva, Inc. (a)	600	9,096
First Solar, Inc. (a)	895	62,364
FormFactor, Inc. (a)	2,200	15,488
Freescale Semiconductor, Inc. (a)	1,290	27,155
GT Advanced Technologies, Inc. (a)	4,900	87,269
Lam Research Corp.	360	25,888
Mellanox Technologies Ltd. (a)	490	20,477
Microsemi Corp. (a)	1,330	35,431
MKS Instruments, Inc.	1,121	38,047
ON Semiconductor Corp. (a)	9,125	89,060
Power Integrations, Inc.	999	59,720
Rambus, Inc. (a)	3,150	39,092
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Rubicon Technology, Inc. (a)	1,354	$ 8,449
Silicon Laboratories, Inc. (a)	1,276	57,841
Skyworks Solutions, Inc.	3,182	180,292
Spansion, Inc. Class A (a)	1,020	22,746
Teradyne, Inc.	2,551	52,525
Ultratech, Inc. (a)	1,390	35,945
Veeco Instruments, Inc. (a)	350	12,380
		950,073
Software - 4.8%
Advent Software, Inc.	1,006	32,504
Aspen Technology, Inc. (a)	1,355	55,677
BroadSoft, Inc. (a)	1,151	27,463
Cadence Design Systems, Inc. (a)	4,615	81,409
Callidus Software, Inc. (a)	2,324	26,680
CommVault Systems, Inc. (a)	603	33,249
Comverse, Inc. (a)	895	22,098
Concur Technologies, Inc. (a)	344	34,531
Covisint Corp.	1,350	6,494
Electronic Arts, Inc. (a)	1,870	70,761
Fleetmatics Group PLC (a)	725	23,795
Gigamon, Inc. (a)	800	8,704
Guidewire Software, Inc. (a)	743	33,844
Informatica Corp. (a)	1,554	52,921
Interactive Intelligence Group, Inc. (a)	881	37,716
Manhattan Associates, Inc. (a)	3,878	111,997
Mentor Graphics Corp.	2,158	47,066
MicroStrategy, Inc. Class A (a)	351	48,764
Model N, Inc. (a)	1,835	16,955
NetScout Systems, Inc. (a)	1,349	62,148
Nuance Communications, Inc. (a)	3,347	56,932
Parametric Technology Corp. (a)	1,575	60,937
PROS Holdings, Inc. (a)	576	14,740
Qlik Technologies, Inc. (a)	2,160	60,977
Qualys, Inc. (a)	1,321	32,100
Rovi Corp. (a)	2,330	53,893
SeaChange International, Inc. (a)	2,200	16,698
ServiceNow, Inc. (a)	385	23,535
SolarWinds, Inc. (a)	1,337	57,210
SS&C Technologies Holdings, Inc. (a)	227	10,274
Synchronoss Technologies, Inc. (a)	943	41,652
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
TIBCO Software, Inc. (a)	2,983	$ 62,166
TiVo, Inc. (a)	5,525	77,847
Ultimate Software Group, Inc. (a)	823	120,973
Varonis Systems, Inc.	243	5,783
Verint Systems, Inc. (a)	1,150	57,650
		1,588,143
Technology Hardware, Storage & Peripherals - 0.8%
Cray, Inc. (a)	1,840	51,906
Electronics for Imaging, Inc. (a)	1,897	83,544
NCR Corp. (a)	2,858	97,629
Quantum Corp. (a)	3,600	4,500
Stratasys Ltd. (a)	180	21,593
		259,172
TOTAL INFORMATION TECHNOLOGY		5,613,075
MATERIALS - 6.2%
Chemicals - 3.0%
Albemarle Corp.	410	26,068
Celanese Corp. Class A	505	31,583
Chemtura Corp. (a)	2,834	69,971
Cytec Industries, Inc.	615	63,370
Ferro Corp. (a)	2,208	29,764
FMC Corp.	688	45,504
Huntsman Corp.	3,550	95,460
Intrepid Potash, Inc. (a)	6,710	102,864
Koppers Holdings, Inc.	1,138	42,231
LSB Industries, Inc. (a)	2,777	111,219
Marrone Bio Innovations, Inc.	620	3,565
Methanex Corp.	1,295	86,587
PolyOne Corp.	1,622	63,615
Quaker Chemical Corp.	360	28,080
Rayonier Advanced Materials, Inc.	2,710	89,999
Rockwood Holdings, Inc.	637	51,584
Tronox Ltd. Class A	1,824	55,377
		996,841
Construction Materials - 0.2%
Eagle Materials, Inc.	251	25,579
Martin Marietta Materials, Inc.	402	52,646
		78,225
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Containers & Packaging - 1.0%
Avery Dennison Corp.	920	$ 44,280
Berry Plastics Group, Inc. (a)	3,293	79,394
Crown Holdings, Inc. (a)	970	46,822
Graphic Packaging Holding Co. (a)	4,150	53,079
Rock-Tenn Co. Class A	1,452	71,380
Sealed Air Corp.	790	28,519
		323,474
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	6,325	266,725
Carpenter Technology Corp.	716	39,187
Century Aluminum Co. (a)	1,913	47,787
Cliffs Natural Resources, Inc.	750	11,303
Globe Specialty Metals, Inc.	1,101	22,615
Horsehead Holding Corp. (a)	1,131	22,835
Iluka Resources Ltd.	3,191	26,524
Molycorp, Inc. (a)	2,912	5,212
Steel Dynamics, Inc.	1,290	29,980
Stillwater Mining Co. (a)	5,125	95,120
Walter Energy, Inc.	1,170	6,540
		573,828
Paper & Forest Products - 0.2%
P.H. Glatfelter Co.	1,933	48,190
TOTAL MATERIALS		2,020,558
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.5%
Level 3 Communications, Inc. (a)	3,920	176,243
Wireless Telecommunication Services - 0.4%
SBA Communications Corp. Class A (a)	864	95,291
Telephone & Data Systems, Inc.	400	10,536
U.S. Cellular Corp. (a)	250	9,430
		115,257
TOTAL TELECOMMUNICATION SERVICES		291,500
UTILITIES - 1.9%
Electric Utilities - 0.7%
Allete, Inc.	392	19,079
Great Plains Energy, Inc.	1,823	46,796
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
ITC Holdings Corp.	1,492	$ 55,726
Portland General Electric Co.	2,227	76,765
UIL Holdings Corp.	829	30,880
		229,246
Gas Utilities - 0.4%
Atmos Energy Corp.	2,185	110,474
Southwest Gas Corp.	610	31,848
		142,322
Independent Power and Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	930	25,603
Independent Power Producers & Energy Traders - 0.2%
Dynegy, Inc. (a)	1,100	35,948
NRG Energy, Inc.	663	20,407
		56,355
Multi-Utilities - 0.5%
Ameren Corp.	3,075	122,969
CMS Energy Corp.	1,025	31,273
		154,242
TOTAL UTILITIES		607,768
TOTAL COMMON STOCKS (Cost $22,430,516)		29,347,097
Equity Funds - 0.9%

Sector Funds - 0.9%
PowerShares S&P SmallCap Financials Portfolio ETF (Cost $274,502)	7,690	302,217
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/9/14 to 11/28/14 (c) (Cost $109,996)	$ 110,000	109,997
Money Market Funds - 9.2%
	Shares	Value
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $3,007,062)	3,007,062	$ 3,007,062
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $25,822,076)		32,766,373
NET OTHER ASSETS (LIABILITIES) - 0.0%		9,222
NET ASSETS - 100%		$ 32,775,595
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
8 CME E-mini S&P MidCap 400 Index Contracts (United States)	Sept. 2014	$ 1,149,680	$ 30,013
9 ICE Russell 2000 Index Contracts (United States)	Sept. 2014	1,056,060	37,588
TOTAL EQUITY INDEX CONTRACTS		$ 2,205,740	$ 67,601

The face value of futures purchased as a percentage of net assets is 6.7%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $2,061,095.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $109,997.
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 4,213,881	$ 4,213,881	$ -	$ -
Consumer Staples	744,191	744,136	55	-
Energy	2,320,177	2,320,177	-	-
Financials	5,554,597	5,554,597	-	-
Health Care	3,130,491	3,130,491	-	-
Industrials	4,850,859	4,850,859	-	-
Information Technology	5,613,075	5,613,075	-	-
Materials	2,020,558	2,020,558	-	-
Telecommunication Services	291,500	291,500	-	-
Utilities	607,768	607,768	-	-
Equity Funds	302,217	302,217	-	-
U.S. Treasury Obligations	109,997	-	109,997	-
Money Market Funds	3,007,062	3,007,062	-	-
Total Investments in Securities:	$ 32,766,373	$ 32,656,321	$ 110,052	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 67,601	$ 67,601	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 67,601	$ -
Total Value of Derivatives	$ 67,601	$ -

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $25,822,076)		$ 32,766,373
Receivable for investments sold		198,046
Receivable for fund shares sold		6,271
Dividends receivable		16,105
Receivable for daily variation margin for derivative instruments		10,950
Prepaid expenses		219
Other receivables		184
Total assets		32,998,148

Liabilities
Payable for investments purchased	$ 134,972
Accrued management fee	33,322
Distribution and service plan fees payable	22
Audit fee payable	21,018
Custody fee payable	29,554
Other affiliated payables	3,507
Other payables and accrued expenses	158
Total liabilities		222,553

Net Assets		$ 32,775,595
Net Assets consist of:
Paid in capital		$ 20,734,678
Accumulated net investment loss		(53,294)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		5,082,313
Net unrealized appreciation (depreciation) on investments		7,011,898
Net Assets		$ 32,775,595

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Small-Mid Cap Multi-Manager: Net Asset Value, offering price and redemption price per share ($31,557,944 ÷ 2,372,793 shares)	$ 13.30

Class F: Net Asset Value, offering price and redemption price per share ($999,662 ÷ 75,074 shares)	$ 13.32

Class L: Net Asset Value, offering price and redemption price per share ($109,102 ÷ 8,210 shares)	$ 13.29

Class N: Net Asset Value, offering price and redemption price per share ($108,887 ÷ 8,203 shares)	$ 13.27

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 223,190
Interest		4
Total income		223,194

Expenses
Management fee	$ 186,602
Transfer agent fees	22,588
Distribution and service plan fees	133
Accounting fees and expenses	9,282
Custodian fees and expenses	47,914
Independent trustees' compensation	301
Registration fees	15,749
Audit	23,049
Legal	387
Miscellaneous	745
Total expenses before reductions	306,750
Expense reductions	(30,341)	276,409
Net investment income (loss)		(53,215)
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	5,137,056
Foreign currency transactions	3,172
Futures contracts	239,484
Total net realized gain (loss)		5,379,712
Change in net unrealized appreciation (depreciation) on: Investment securities	(4,099,461)
Assets and liabilities in foreign currencies	(4,479)
Futures contracts	(107,624)
Total change in net unrealized appreciation (depreciation)		(4,211,564)
Net gain (loss)		1,168,148
Net increase (decrease) in net assets resulting from operations		$ 1,114,933

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ (53,215)	$ (98,117)
Net realized gain (loss)	5,379,712	8,234,010
Change in net unrealized appreciation (depreciation)	(4,211,564)	4,105,200
Net increase (decrease) in net assets resulting from operations	1,114,933	12,241,093
Distributions to shareholders from net realized gain	(1,789,365)	(7,534,232)
Share transactions - net increase (decrease)	(24,546,267)	8,740,968
Redemption fees	344	359
Total increase (decrease) in net assets	(25,220,355)	13,448,188

Net Assets
Beginning of period	57,995,950	44,547,762
End of period (including accumulated net investment loss of $53,294 and accumulated net investment loss of $79, respectively)	$ 32,775,595	$ 57,995,950

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Small-Mid Cap Multi-Manager

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.46	$ 12.25	$ 11.24	$ 10.00
Income from Investment Operations
Net investment income (loss) D	(.01)	(.03)	.04	- I
Net realized and unrealized gain (loss)	.27	3.24	1.30	1.25
Total from investment operations	.26	3.21	1.34	1.25
Distributions from net investment income	-	-	(.04) F	-
Distributions from net realized gain	(.42)	(2.00)	(.30) F	(.01) F
Total distributions	(.42)	(2.00)	(.33) J	(.01)
Redemption fees added to paid in capital D	- I	- I	- I	-
Net asset value, end of period	$ 13.30	$ 13.46	$ 12.25	$ 11.24
Total Return B, C	2.11%	27.21%	12.26%	12.46%
Ratios to Average Net Assets G
Expenses before reductions	1.29% A	1.25%	1.16%	1.58% A
Expenses net of fee waivers, if any	1.16% A	1.16%	1.16%	1.16% A
Expenses net of all reductions	1.16% A	1.16%	1.16%	1.16% A
Net investment income (loss)	(.22)% A	(.19)%	.35%	(.19)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 31,558	$ 57,019	$ 44,361	$ 39,375
Portfolio turnover rate H	69% A	117%	66%	11% K

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 20, 2011 (commencement of operations) to February 29, 2012.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

J Total distributions of $.33 per share is comprised of distributions from net investment income of $.036 and distributions from net realized gain of $.296 per share.

K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.25	$ 11.49
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)	.01
Net realized and unrealized gain (loss)	.28	3.24	.91
Total from investment operations	.27	3.23	.92
Distributions from net investment income	-	-	(.04) F
Distributions from net realized gain	(.42)	(2.01)	(.12) F
Total distributions	(.42)	(2.01)	(.16)
Redemption fees added to paid in capital D, I	-	-	-
Net asset value, end of period	$ 13.32	$ 13.47	$ 12.25
Total ReturnB, C	2.19%	27.40%	8.11%
Ratios to Average Net Assets G
Expenses before reductions	1.23% A	1.24%	1.11% A
Expenses net of fee waivers, if any	1.06% A	1.06%	1.06% A
Expenses net of all reductions	1.06% A	1.05%	1.06% A
Net investment income (loss)	(.12)% A	(.09)%	.38% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,000	$ 763	$ 186
Portfolio turnover rate H	69% A	117%	66%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

I Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.45	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.01)	(.01)
Net realized and unrealized gain (loss)	.27	.93
Total from investment operations	.26	.92
Distributions from net realized gain	(.42)	(1.75)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 13.29	$ 13.45
Total Return B, C	2.11%	6.84%
Ratios to Average Net Assets F
Expenses before reductions	1.32% A	1.54% A
Expenses net of fee waivers, if any	1.16% A	1.16% A
Expenses net of all reductions	1.16% A	1.16% A
Net investment income (loss)	(.22)% A	(.17)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	69% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 14.28
Income from Investment Operations
Net investment income (loss) D	(.03)	(.02)
Net realized and unrealized gain (loss)	.27	.92
Total from investment operations	.24	.90
Distributions from net realized gain	(.41)	(1.74)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 13.27	$ 13.44
Total Return B, C	2.00%	6.73%
Ratios to Average Net Assets F
Expenses before reductions	1.57% A	1.81% A
Expenses net of fee waivers, if any	1.41% A	1.41% A
Expenses net of all reductions	1.41% A	1.41% A
Net investment income (loss)	(.47)% A	(.42)% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 109	$ 107
Portfolio turnover rate G	69% A	117%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Small-Mid Cap Multi-Manager, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers, Inc. (Strategic Advisers) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

hierarchy. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, passive foreign investment companies (PFIC), deferred trustees compensation, operating losses and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 7,381,835
Gross unrealized depreciation	(505,826)
Net unrealized appreciation (depreciation) on securities	$ 6,876,009

Tax cost	$ 25,890,364

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $239,484 and a change in net unrealized appreciation (depreciation) of $(107,624) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $15,023,837 and $39,993,241, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.15% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .78% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Advisory Research, Inc. (ARI), Invesco Advisers, Inc., Kennedy Capital Management, Inc., Massachusetts Financial Services Company (MFS), Neuberger Berman Management, LLC, RS Investment Management Co. LLC and Systematic Financial Management, L.P. each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2014, the Board of Trustees approved the appointment of Fisher Investments, Inc. (Fisher Investments) and The Boston Company Asset Management, LLC (The Boston Company) as additional sub-advisers for the Fund. Subsequent to period end, Fisher Investments was allocated a portion of the Fund's assets.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 133	$ 133

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Average Net Assets*
Small-Mid Cap Multi-Manager	$ 22,482.10
Class L	53.10
Class N	53.10
	$ 22,588

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line

Semiannual Report

6. Committed Line of Credit - continued

of credit, which amounted to $48 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has voluntarily agreed to waive the Fund's management fee in an amount equal to .01% of the Fund's average net assets. During the period, this waiver reduced the fund's management fee by $2,386.

The investment adviser has also contractually agreed to reimburse Small-Mid Cap Multi-Manager, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement
Small-Mid Cap Multi-Manager	1.16%	$ 27,139
Class F	1.06%	656
Class L	1.16%	80
Class N	1.41%	80

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net realized gain
Small-Mid Cap Multi-Manager	$ 1,758,665	$ 7,432,529
Class F	24,147	77,256
Class L	3,297	12,241
Class N	3,256	12,206
Total	$ 1,789,365	$ 7,534,232

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Small-Mid Cap Multi-Manager
Shares sold	71,427	58,842	$ 938,571	$ 785,887
Reinvestment of distributions	141,599	574,917	1,758,665	7,432,529
Shares redeemed	(2,076,211)	(20,253)	(27,487,272)	(268,998)
Net increase (decrease)	(1,863,185)	613,506	$ (24,790,036)	$ 7,949,418
Class F
Shares sold	19,284	39,339	$ 250,259	$ 541,280
Reinvestment of distributions	1,943	5,950	24,147	77,256
Shares redeemed	(2,839)	(3,816)	(37,190)	(51,433)
Net increase (decrease)	18,388	41,473	$ 237,216	$ 567,103
Class L
Shares sold	-	7,003	$ -	$ 100,000
Reinvestment of distributions	266	941	3,297	12,241
Net increase (decrease)	266	7,944	$ 3,297	$ 112,241
Class N
Shares sold	-	7,003	$ -	$ 100,000
Reinvestment of distributions	262	938	3,256	12,206
Net increase (decrease)	262	7,941	$ 3,256	$ 112,206

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2013.

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were the owners of record of approximately 96% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Advisory Research, Inc.

Fisher Investments

Invesco Advisers, Inc.

Kennedy Capital Management, Inc.

Massachusetts Financial Services
Company

Neuberger Berman Management LLC

Pyramis Global Advisors, LLC

RS Investment
Management Co. LLC

Systematic Financial Management, L.P.

The Boston Company Asset
Management, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

AMM-USAN-1014
1.933022.102

Strategic Advisers®
Income Opportunities Fund
of Funds
Class F

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Income Opportunities	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 1,030.30	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	17.0	17.6
Fidelity Capital & Income Fund	15.0	14.6
BlackRock High Yield Bond Fund Institutional Class	10.7	10.7
Janus High-Yield Fund Class I Shares	10.2	10.2
Hotchkis & Wiley High Yield Fund I	10.1	8.0
Fidelity High Income Fund	8.8	10.4
Eaton Vance Income Fund of Boston Class I	7.8	7.8
Third Avenue Focused Credit Fund Institutional Class	7.6	6.0
Fidelity Advisor High Income Advantage Fund Institutional Class	6.5	5.5
MainStay High Yield Corporate Bond Fund Class I	5.7	5.9
	99.4
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
High Yield Fixed-Income Funds 100.1%	High Yield Fixed-Income Funds 99.8%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	94,540	$ 796,024
Eaton Vance Income Fund of Boston Class I	95,160	581,427
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	46,997	487,832
Fidelity Advisor High Income Fund Institutional Class (a)	6,413	54,571
Fidelity Capital & Income Fund (a)	109,260	1,117,728
Fidelity High Income Fund (a)	69,831	658,502
Hotchkis & Wiley High Yield Fund I	57,252	756,871
Janus High-Yield Fund Class I Shares	81,725	761,680
MainStay High Yield Corporate Bond Fund Class I	70,010	424,962
T. Rowe Price High Yield Fund	174,630	1,267,814
Third Avenue Focused Credit Fund Institutional Class	47,681	564,069
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,311,863)		7,471,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,511)
NET ASSETS - 100%		$ 7,462,969
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 341,810	$ 147,636	$ 7,695	$ 9,613	$ 487,832
Fidelity Advisor High Income Fund Institutional Class	46,397	8,211	-	1,201	54,571
Fidelity Capital & Income Fund	903,707	474,420	272,298	10,210	1,117,728
Fidelity High Income Fund	642,756	291,596	268,651	16,781	658,502
Total	$ 1,934,670	$ 921,863	$ 548,644	$ 37,805	$ 2,318,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,070,154)	$ 5,152,847
Affiliated issuers (cost $2,241,709)	2,318,633
Total Investments (cost $7,311,863)		$ 7,471,480
Receivable for fund shares sold		55,251
Prepaid expenses		21
Receivable from investment adviser for expense reductions		3,644
Other receivables		64
Total assets		7,530,460

Liabilities
Payable for investments purchased	$ 41,817
Payable for fund shares redeemed	11,309
Distributions payable	16
Distribution and service plan fees payable	22
Audit fee payable	10,699
Other affiliated payables	77
Other payables and accrued expenses	3,551
Total liabilities		67,491

Net Assets		$ 7,462,969
Net Assets consist of:
Paid in capital		$ 7,299,051
Undistributed net investment income		5,862
Accumulated undistributed net realized gain (loss) on investments		(1,561)
Net unrealized appreciation (depreciation) on investments		159,617
Net Assets		$ 7,462,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($6,554,844 ÷ 602,620 shares)	$ 10.88

Class F: Net Asset Value, offering price and redemption price per share ($692,945 ÷ 63,713 shares)	$ 10.88

Class L: Net Asset Value, offering price and redemption price per share ($107,698 ÷ 9,902 shares)	$ 10.88

Class N: Net Asset Value, offering price and redemption price per share ($107,482 ÷ 9,882 shares)	$ 10.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 163,396
Affiliated issuers		37,805
Total income		201,201

Expenses
Management fee	$ 10,697
Transfer agent fees	372
Distribution and service plan fees	132
Accounting fees and expenses	445
Custodian fees and expenses	6,689
Independent trustees' compensation	38
Registration fees	30,974
Audit	14,862
Legal	11
Miscellaneous	19
Total expenses before reductions	64,239
Expense reductions	(60,517)	3,722
Net investment income (loss)		197,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,080)
Affiliated issuers	(4,543)
Realized gain distributions from underlying funds: Affiliated issuers	14,212
Total net realized gain (loss)		2,589
Change in net unrealized appreciation (depreciation) on investment securities		7,328
Net gain (loss)		9,917
Net increase (decrease) in net assets resulting from operations		$ 207,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,479	$ 144,481
Net realized gain (loss)	2,589	30,972
Change in net unrealized appreciation (depreciation)	7,328	116,625
Net increase (decrease) in net assets resulting from operations	207,396	292,078
Distributions to shareholders from net investment income	(195,611)	(140,955)
Distributions to shareholders from net realized gain	(24,863)	(10,221)
Total distributions	(220,474)	(151,176)
Share transactions - net increase (decrease)	1,269,111	4,836,537
Redemption fees	1,212	2,115
Total increase (decrease) in net assets	1,257,245	4,979,554

Net Assets
Beginning of period	6,205,724	1,226,170
End of period (including undistributed net investment income of $5,862 and undistributed net investment income of $3,994, respectively)	$ 7,462,969	$ 6,205,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Opportunities

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.300	.616	.436
Net realized and unrealized gain (loss)	.036	.296	.615
Total from investment operations	.336	.912	1.051
Distributions from net investment income	(.298)	(.610)	(.431)
Distributions from net realized gain	(.040)	(.031)	(.020)
Total distributions	(.338)	(.641)	(.451)
Redemption fees added to paid in capital D	.002	.009	- E
Net asset value, end of period	$ 10.88	$ 10.88	$ 10.60
Total Return B, C	3.16%	9.02%	10.69%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	4.32%	10.12% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.50% A	5.83%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,555	$ 5,358	$ 1,042
Portfolio turnover rate H	46% A	46%	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than $.001 per share.

F For the period June 19, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.301	.617	.125
Net realized and unrealized gain (loss)	.035	.295	.096
Total from investment operations	.336	.912	.221
Distributions from net investment income	(.298)	(.610)	(.121)
Distributions from net realized gain	(.040)	(.031)	(.020)
Total distributions	(.338)	(.641)	(.141)
Redemption fees added to paid in capital D	.002	.009	- E
Net asset value, end of period	$ 10.88	$ 10.88	$ 10.60
Total Return B, C	3.16%	9.02%	2.11%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	4.16%	7.40% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.50% A	5.83%	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693	$ 639	$ 184
Portfolio turnover rate H	46% A	46%	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than $.001 per share.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.301	.186
Net realized and unrealized gain (loss)	.035	.278
Total from investment operations	.336	.464
Distributions from net investment income	(.298)	(.180)
Distributions from net realized gain	(.040)	(.027)
Total distributions	(.338)	(.207)
Redemption fees added to paid in capital D	.002	.003
Net asset value, end of period	$ 10.88	$ 10.88
Total Return B, C	3.16%	4.44%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	3.35% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.50% A	5.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 104
Portfolio turnover rate E	46% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any Underlying Funds.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.287	.178
Net realized and unrealized gain (loss)	.036	.279
Total from investment operations	.323	.457
Distributions from net investment income	(.285)	(.173)
Distributions from net realized gain	(.040)	(.027)
Total distributions	(.325)	(.200)
Redemption fees added to paid in capital D	.002	.003
Net asset value, end of period	$ 10.88	$ 10.88
Total Return B, C	3.03%	4.37%
Ratios to Average Net Assets G
Expenses before reductions	2.02% A	3.61% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	5.25% A	5.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	46% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any Underlying Funds.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,288
Gross unrealized depreciation	(10,801)
Net unrealized appreciation (depreciation) on securities	$ 153,487

Tax cost	$ 7,317,993

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,945,558 and $1,662,068, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Income Opportunities	$ 370.01
Class L	1.00
Class N	1.00
	$ 372

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $10,697.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Income Opportunities	.10%	$ 43,550
Class F	.10%	4,797
Class L	.10%	738
Class N	.35%	735

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Income Opportunities	$ 171,014	$ 119,217
Class F	18,923	18,391
Class L	2,906	1,711
Class N	2,768	1,636
Total	$ 195,611	$ 140,955
From net realized gain
Income Opportunities	$ 21,668	$ 8,322
Class F	2,423	1,389
Class L	386	255
Class N	386	255
Total	$ 24,863	$ 10,221

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Income Opportunities
Shares sold	285,713	464,657	$ 3,105,234	$ 4,944,465
Reinvestment of distributions	17,727	11,967	192,551	127,488
Shares redeemed	(193,219)	(82,508)	(2,090,069)	(878,566)
Net increase (decrease)	110,221	394,116	$ 1,207,716	$ 4,193,387
Class F
Shares sold	11,875	47,356	$ 128,982	$ 503,481
Reinvestment of distributions	1,965	1,858	21,346	19,780
Shares redeemed	(8,853)	(7,873)	(95,368)	(83,968)
Net increase (decrease)	4,987	41,341	$ 54,960	$ 439,293
Class L
Shares sold	-	9,416	$ -	$ 100,000
Reinvestment of distributions	303	183	3,281	1,966
Net increase (decrease)	303	9,599	$ 3,281	$ 101,966

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Class N
Shares sold	-	9,416	$ -	$ 100,000
Reinvestment of distributions	290	176	3,154	1,891
Net increase (decrease)	290	9,592	$ 3,154	$ 101,891

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser and its affiliates were the owners of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-F-SANN-1014
1.951508.101

Strategic Advisers®
Income Opportunities Fund of Funds -
Class L and Class N

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Income Opportunities	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 1,030.30	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	17.0	17.6
Fidelity Capital & Income Fund	15.0	14.6
BlackRock High Yield Bond Fund Institutional Class	10.7	10.7
Janus High-Yield Fund Class I Shares	10.2	10.2
Hotchkis & Wiley High Yield Fund I	10.1	8.0
Fidelity High Income Fund	8.8	10.4
Eaton Vance Income Fund of Boston Class I	7.8	7.8
Third Avenue Focused Credit Fund Institutional Class	7.6	6.0
Fidelity Advisor High Income Advantage Fund Institutional Class	6.5	5.5
MainStay High Yield Corporate Bond Fund Class I	5.7	5.9
	99.4
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
High Yield Fixed-Income Funds 100.1%	High Yield Fixed-Income Funds 99.8%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	94,540	$ 796,024
Eaton Vance Income Fund of Boston Class I	95,160	581,427
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	46,997	487,832
Fidelity Advisor High Income Fund Institutional Class (a)	6,413	54,571
Fidelity Capital & Income Fund (a)	109,260	1,117,728
Fidelity High Income Fund (a)	69,831	658,502
Hotchkis & Wiley High Yield Fund I	57,252	756,871
Janus High-Yield Fund Class I Shares	81,725	761,680
MainStay High Yield Corporate Bond Fund Class I	70,010	424,962
T. Rowe Price High Yield Fund	174,630	1,267,814
Third Avenue Focused Credit Fund Institutional Class	47,681	564,069
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,311,863)		7,471,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,511)
NET ASSETS - 100%		$ 7,462,969
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 341,810	$ 147,636	$ 7,695	$ 9,613	$ 487,832
Fidelity Advisor High Income Fund Institutional Class	46,397	8,211	-	1,201	54,571
Fidelity Capital & Income Fund	903,707	474,420	272,298	10,210	1,117,728
Fidelity High Income Fund	642,756	291,596	268,651	16,781	658,502
Total	$ 1,934,670	$ 921,863	$ 548,644	$ 37,805	$ 2,318,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,070,154)	$ 5,152,847
Affiliated issuers (cost $2,241,709)	2,318,633
Total Investments (cost $7,311,863)		$ 7,471,480
Receivable for fund shares sold		55,251
Prepaid expenses		21
Receivable from investment adviser for expense reductions		3,644
Other receivables		64
Total assets		7,530,460

Liabilities
Payable for investments purchased	$ 41,817
Payable for fund shares redeemed	11,309
Distributions payable	16
Distribution and service plan fees payable	22
Audit fee payable	10,699
Other affiliated payables	77
Other payables and accrued expenses	3,551
Total liabilities		67,491

Net Assets		$ 7,462,969
Net Assets consist of:
Paid in capital		$ 7,299,051
Undistributed net investment income		5,862
Accumulated undistributed net realized gain (loss) on investments		(1,561)
Net unrealized appreciation (depreciation) on investments		159,617
Net Assets		$ 7,462,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($6,554,844 ÷ 602,620 shares)	$ 10.88

Class F: Net Asset Value, offering price and redemption price per share ($692,945 ÷ 63,713 shares)	$ 10.88

Class L: Net Asset Value, offering price and redemption price per share ($107,698 ÷ 9,902 shares)	$ 10.88

Class N: Net Asset Value, offering price and redemption price per share ($107,482 ÷ 9,882 shares)	$ 10.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 163,396
Affiliated issuers		37,805
Total income		201,201

Expenses
Management fee	$ 10,697
Transfer agent fees	372
Distribution and service plan fees	132
Accounting fees and expenses	445
Custodian fees and expenses	6,689
Independent trustees' compensation	38
Registration fees	30,974
Audit	14,862
Legal	11
Miscellaneous	19
Total expenses before reductions	64,239
Expense reductions	(60,517)	3,722
Net investment income (loss)		197,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,080)
Affiliated issuers	(4,543)
Realized gain distributions from underlying funds: Affiliated issuers	14,212
Total net realized gain (loss)		2,589
Change in net unrealized appreciation (depreciation) on investment securities		7,328
Net gain (loss)		9,917
Net increase (decrease) in net assets resulting from operations		$ 207,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,479	$ 144,481
Net realized gain (loss)	2,589	30,972
Change in net unrealized appreciation (depreciation)	7,328	116,625
Net increase (decrease) in net assets resulting from operations	207,396	292,078
Distributions to shareholders from net investment income	(195,611)	(140,955)
Distributions to shareholders from net realized gain	(24,863)	(10,221)
Total distributions	(220,474)	(151,176)
Share transactions - net increase (decrease)	1,269,111	4,836,537
Redemption fees	1,212	2,115
Total increase (decrease) in net assets	1,257,245	4,979,554

Net Assets
Beginning of period	6,205,724	1,226,170
End of period (including undistributed net investment income of $5,862 and undistributed net investment income of $3,994, respectively)	$ 7,462,969	$ 6,205,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Opportunities

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.300	.616	.436
Net realized and unrealized gain (loss)	.036	.296	.615
Total from investment operations	.336	.912	1.051
Distributions from net investment income	(.298)	(.610)	(.431)
Distributions from net realized gain	(.040)	(.031)	(.020)
Total distributions	(.338)	(.641)	(.451)
Redemption fees added to paid in capital D	.002	.009	- E
Net asset value, end of period	$ 10.88	$ 10.88	$ 10.60
Total Return B, C	3.16%	9.02%	10.69%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	4.32%	10.12% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.50% A	5.83%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,555	$ 5,358	$ 1,042
Portfolio turnover rate H	46% A	46%	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than $.001 per share.

F For the period June 19, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.301	.617	.125
Net realized and unrealized gain (loss)	.035	.295	.096
Total from investment operations	.336	.912	.221
Distributions from net investment income	(.298)	(.610)	(.121)
Distributions from net realized gain	(.040)	(.031)	(.020)
Total distributions	(.338)	(.641)	(.141)
Redemption fees added to paid in capital D	.002	.009	- E
Net asset value, end of period	$ 10.88	$ 10.88	$ 10.60
Total Return B, C	3.16%	9.02%	2.11%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	4.16%	7.40% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.50% A	5.83%	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693	$ 639	$ 184
Portfolio turnover rate H	46% A	46%	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than $.001 per share.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.301	.186
Net realized and unrealized gain (loss)	.035	.278
Total from investment operations	.336	.464
Distributions from net investment income	(.298)	(.180)
Distributions from net realized gain	(.040)	(.027)
Total distributions	(.338)	(.207)
Redemption fees added to paid in capital D	.002	.003
Net asset value, end of period	$ 10.88	$ 10.88
Total Return B, C	3.16%	4.44%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	3.35% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.50% A	5.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 104
Portfolio turnover rate E	46% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any Underlying Funds.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.287	.178
Net realized and unrealized gain (loss)	.036	.279
Total from investment operations	.323	.457
Distributions from net investment income	(.285)	(.173)
Distributions from net realized gain	(.040)	(.027)
Total distributions	(.325)	(.200)
Redemption fees added to paid in capital D	.002	.003
Net asset value, end of period	$ 10.88	$ 10.88
Total Return B, C	3.03%	4.37%
Ratios to Average Net Assets G
Expenses before reductions	2.02% A	3.61% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	5.25% A	5.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	46% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any Underlying Funds.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,288
Gross unrealized depreciation	(10,801)
Net unrealized appreciation (depreciation) on securities	$ 153,487

Tax cost	$ 7,317,993

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,945,558 and $1,662,068, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Income Opportunities	$ 370.01
Class L	1.00
Class N	1.00
	$ 372

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $10,697.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Income Opportunities	.10%	$ 43,550
Class F	.10%	4,797
Class L	.10%	738
Class N	.35%	735

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Income Opportunities	$ 171,014	$ 119,217
Class F	18,923	18,391
Class L	2,906	1,711
Class N	2,768	1,636
Total	$ 195,611	$ 140,955
From net realized gain
Income Opportunities	$ 21,668	$ 8,322
Class F	2,423	1,389
Class L	386	255
Class N	386	255
Total	$ 24,863	$ 10,221

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Income Opportunities
Shares sold	285,713	464,657	$ 3,105,234	$ 4,944,465
Reinvestment of distributions	17,727	11,967	192,551	127,488
Shares redeemed	(193,219)	(82,508)	(2,090,069)	(878,566)
Net increase (decrease)	110,221	394,116	$ 1,207,716	$ 4,193,387
Class F
Shares sold	11,875	47,356	$ 128,982	$ 503,481
Reinvestment of distributions	1,965	1,858	21,346	19,780
Shares redeemed	(8,853)	(7,873)	(95,368)	(83,968)
Net increase (decrease)	4,987	41,341	$ 54,960	$ 439,293
Class L
Shares sold	-	9,416	$ -	$ 100,000
Reinvestment of distributions	303	183	3,281	1,966
Net increase (decrease)	303	9,599	$ 3,281	$ 101,966

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Class N
Shares sold	-	9,416	$ -	$ 100,000
Reinvestment of distributions	290	176	3,154	1,891
Net increase (decrease)	290	9,592	$ 3,154	$ 101,891

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser and its affiliates were the owners of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-L-ODF-N-SANN-1014
1.9585965.100

Strategic Advisers®
Income Opportunities Fund of Funds

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Income Opportunities	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 1,031.60	$ .51
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 1,030.30	$ 1.79
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund	17.0	17.6
Fidelity Capital & Income Fund	15.0	14.6
BlackRock High Yield Bond Fund Institutional Class	10.7	10.7
Janus High-Yield Fund Class I Shares	10.2	10.2
Hotchkis & Wiley High Yield Fund I	10.1	8.0
Fidelity High Income Fund	8.8	10.4
Eaton Vance Income Fund of Boston Class I	7.8	7.8
Third Avenue Focused Credit Fund Institutional Class	7.6	6.0
Fidelity Advisor High Income Advantage Fund Institutional Class	6.5	5.5
MainStay High Yield Corporate Bond Fund Class I	5.7	5.9
	99.4
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
High Yield Fixed-Income Funds 100.1%	High Yield Fixed-Income Funds 99.8%
Short-Term Investments and Net Other Assets (Liabilities) (0.1)%†	Short-Term Investments and Net Other Assets (Liabilities) 0.2%

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 100.1%
	Shares	Value
High Yield Fixed-Income Funds - 100.1%
BlackRock High Yield Bond Fund Institutional Class	94,540	$ 796,024
Eaton Vance Income Fund of Boston Class I	95,160	581,427
Fidelity Advisor High Income Advantage Fund Institutional Class (a)	46,997	487,832
Fidelity Advisor High Income Fund Institutional Class (a)	6,413	54,571
Fidelity Capital & Income Fund (a)	109,260	1,117,728
Fidelity High Income Fund (a)	69,831	658,502
Hotchkis & Wiley High Yield Fund I	57,252	756,871
Janus High-Yield Fund Class I Shares	81,725	761,680
MainStay High Yield Corporate Bond Fund Class I	70,010	424,962
T. Rowe Price High Yield Fund	174,630	1,267,814
Third Avenue Focused Credit Fund Institutional Class	47,681	564,069
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $7,311,863)		7,471,480
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(8,511)
NET ASSETS - 100%		$ 7,462,969
Legend
(a) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 341,810	$ 147,636	$ 7,695	$ 9,613	$ 487,832
Fidelity Advisor High Income Fund Institutional Class	46,397	8,211	-	1,201	54,571
Fidelity Capital & Income Fund	903,707	474,420	272,298	10,210	1,117,728
Fidelity High Income Fund	642,756	291,596	268,651	16,781	658,502
Total	$ 1,934,670	$ 921,863	$ 548,644	$ 37,805	$ 2,318,633
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $5,070,154)	$ 5,152,847
Affiliated issuers (cost $2,241,709)	2,318,633
Total Investments (cost $7,311,863)		$ 7,471,480
Receivable for fund shares sold		55,251
Prepaid expenses		21
Receivable from investment adviser for expense reductions		3,644
Other receivables		64
Total assets		7,530,460

Liabilities
Payable for investments purchased	$ 41,817
Payable for fund shares redeemed	11,309
Distributions payable	16
Distribution and service plan fees payable	22
Audit fee payable	10,699
Other affiliated payables	77
Other payables and accrued expenses	3,551
Total liabilities		67,491

Net Assets		$ 7,462,969
Net Assets consist of:
Paid in capital		$ 7,299,051
Undistributed net investment income		5,862
Accumulated undistributed net realized gain (loss) on investments		(1,561)
Net unrealized appreciation (depreciation) on investments		159,617
Net Assets		$ 7,462,969

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Income Opportunities: Net Asset Value, offering price and redemption price per share ($6,554,844 ÷ 602,620 shares)	$ 10.88

Class F: Net Asset Value, offering price and redemption price per share ($692,945 ÷ 63,713 shares)	$ 10.88

Class L: Net Asset Value, offering price and redemption price per share ($107,698 ÷ 9,902 shares)	$ 10.88

Class N: Net Asset Value, offering price and redemption price per share ($107,482 ÷ 9,882 shares)	$ 10.88

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 163,396
Affiliated issuers		37,805
Total income		201,201

Expenses
Management fee	$ 10,697
Transfer agent fees	372
Distribution and service plan fees	132
Accounting fees and expenses	445
Custodian fees and expenses	6,689
Independent trustees' compensation	38
Registration fees	30,974
Audit	14,862
Legal	11
Miscellaneous	19
Total expenses before reductions	64,239
Expense reductions	(60,517)	3,722
Net investment income (loss)		197,479
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(7,080)
Affiliated issuers	(4,543)
Realized gain distributions from underlying funds: Affiliated issuers	14,212
Total net realized gain (loss)		2,589
Change in net unrealized appreciation (depreciation) on investment securities		7,328
Net gain (loss)		9,917
Net increase (decrease) in net assets resulting from operations		$ 207,396

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 197,479	$ 144,481
Net realized gain (loss)	2,589	30,972
Change in net unrealized appreciation (depreciation)	7,328	116,625
Net increase (decrease) in net assets resulting from operations	207,396	292,078
Distributions to shareholders from net investment income	(195,611)	(140,955)
Distributions to shareholders from net realized gain	(24,863)	(10,221)
Total distributions	(220,474)	(151,176)
Share transactions - net increase (decrease)	1,269,111	4,836,537
Redemption fees	1,212	2,115
Total increase (decrease) in net assets	1,257,245	4,979,554

Net Assets
Beginning of period	6,205,724	1,226,170
End of period (including undistributed net investment income of $5,862 and undistributed net investment income of $3,994, respectively)	$ 7,462,969	$ 6,205,724

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Income Opportunities

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.60	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.300	.616	.436
Net realized and unrealized gain (loss)	.036	.296	.615
Total from investment operations	.336	.912	1.051
Distributions from net investment income	(.298)	(.610)	(.431)
Distributions from net realized gain	(.040)	(.031)	(.020)
Total distributions	(.338)	(.641)	(.451)
Redemption fees added to paid in capital D	.002	.009	- E
Net asset value, end of period	$ 10.88	$ 10.88	$ 10.60
Total Return B, C	3.16%	9.02%	10.69%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	4.32%	10.12% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.50% A	5.83%	6.03% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,555	$ 5,358	$ 1,042
Portfolio turnover rate H	46% A	46%	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than $.001 per share.

F For the period June 19, 2012 (commencement of operations) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.60	$ 10.52
Income from Investment Operations
Net investment income (loss) D	.301	.617	.125
Net realized and unrealized gain (loss)	.035	.295	.096
Total from investment operations	.336	.912	.221
Distributions from net investment income	(.298)	(.610)	(.121)
Distributions from net realized gain	(.040)	(.031)	(.020)
Total distributions	(.338)	(.641)	(.141)
Redemption fees added to paid in capital D	.002	.009	- E
Net asset value, end of period	$ 10.88	$ 10.88	$ 10.60
Total Return B, C	3.16%	9.02%	2.11%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	4.16%	7.40% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	5.50% A	5.83%	5.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 693	$ 639	$ 184
Portfolio turnover rate H	46% A	46%	27% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount represents less than $.001 per share.

F For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

H Amount does not include the portfolio activity of any Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.301	.186
Net realized and unrealized gain (loss)	.035	.278
Total from investment operations	.336	.464
Distributions from net investment income	(.298)	(.180)
Distributions from net realized gain	(.040)	(.027)
Total distributions	(.338)	(.207)
Redemption fees added to paid in capital D	.002	.003
Net asset value, end of period	$ 10.88	$ 10.88
Total Return B, C	3.16%	4.44%
Ratios to Average Net Assets G
Expenses before reductions	1.78% A	3.35% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10% A
Net investment income (loss)	5.50% A	5.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 104
Portfolio turnover rate E	46% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any Underlying Funds.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.88	$ 10.62
Income from Investment Operations
Net investment income (loss) D	.287	.178
Net realized and unrealized gain (loss)	.036	.279
Total from investment operations	.323	.457
Distributions from net investment income	(.285)	(.173)
Distributions from net realized gain	(.040)	(.027)
Total distributions	(.325)	(.200)
Redemption fees added to paid in capital D	.002	.003
Net asset value, end of period	$ 10.88	$ 10.88
Total Return B, C	3.03%	4.37%
Ratios to Average Net Assets G
Expenses before reductions	2.02% A	3.61% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	5.25% A	5.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 107	$ 104
Portfolio turnover rate E	46% A	46%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Amount does not include the portfolio activity of any Underlying Funds.

F For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund of Funds (the Fund) is fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Income Opportunities, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 164,288
Gross unrealized depreciation	(10,801)
Net unrealized appreciation (depreciation) on securities	$ 153,487

Tax cost	$ 7,317,993

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.00% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $2,945,558 and $1,662,068, respectively.

Semiannual Report

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .80% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 132	$ 132

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Income Opportunities	$ 370.01
Class L	1.00
Class N	1.00
	$ 372

* Annualized

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $3 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $10,697.

The investment adviser has also contractually agreed to reimburse Income Opportunities, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Income Opportunities	.10%	$ 43,550
Class F	.10%	4,797
Class L	.10%	738
Class N	.35%	735

Semiannual Report

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Income Opportunities	$ 171,014	$ 119,217
Class F	18,923	18,391
Class L	2,906	1,711
Class N	2,768	1,636
Total	$ 195,611	$ 140,955
From net realized gain
Income Opportunities	$ 21,668	$ 8,322
Class F	2,423	1,389
Class L	386	255
Class N	386	255
Total	$ 24,863	$ 10,221

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Income Opportunities
Shares sold	285,713	464,657	$ 3,105,234	$ 4,944,465
Reinvestment of distributions	17,727	11,967	192,551	127,488
Shares redeemed	(193,219)	(82,508)	(2,090,069)	(878,566)
Net increase (decrease)	110,221	394,116	$ 1,207,716	$ 4,193,387
Class F
Shares sold	11,875	47,356	$ 128,982	$ 503,481
Reinvestment of distributions	1,965	1,858	21,346	19,780
Shares redeemed	(8,853)	(7,873)	(95,368)	(83,968)
Net increase (decrease)	4,987	41,341	$ 54,960	$ 439,293
Class L
Shares sold	-	9,416	$ -	$ 100,000
Reinvestment of distributions	303	183	3,281	1,966
Net increase (decrease)	303	9,599	$ 3,281	$ 101,966

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Class N
Shares sold	-	9,416	$ -	$ 100,000
Reinvestment of distributions	290	176	3,154	1,891
Net increase (decrease)	290	9,592	$ 3,154	$ 101,891

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser and its affiliates were the owners of record of 27% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

ODF-USAN-1014
1.941261.102

Strategic Advisers® International Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2014

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.16%	$ 1,000.00	$ 1,003.40	$ .81
HypotheticalA		$ 1,000.00	$ 1,024.40	$ .82

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Harbor International Fund Institutional Class	9.3	9.6
Fidelity International Discovery Fund	6.9	7.4
Manning & Napier Fund, Inc. World Opportunities Series Class A	5.5	5.8
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	5.2	5.4
Fidelity Diversified International Fund	5.1	5.4
Oakmark International Fund Class I	4.9	5.3
Artisan International Value Fund Investor Class	3.5	3.6
Henderson International Opportunities Fund Class A	3.4	3.6
iShares MSCI Japan ETF	3.0	1.9
Fidelity Overseas Fund	2.9	2.9
	49.7
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Stocks 23.4%	Stocks 25.2%
Europe Stock Funds 4.6%	Europe Stock Funds 2.0%
Foreign Large Blend Funds 49.3%	Foreign Large Blend Funds 51.7%
Foreign Large Growth Funds 4.9%	Foreign Large Growth Funds 5.7%
Foreign Large Value Funds 1.2%	Foreign Large Value Funds 1.3%
Foreign Small Mid Growth Funds 0.6%	Foreign Small Mid Growth Funds 0.5%
Foreign Small Mid Blend Funds 1.4%	Foreign Small Mid Blend Funds 1.0%
Foreign Small Mid Value Funds 0.0%	Foreign Small Mid Value Funds 0.8%
Other 6.1%	Other 4.1%
Sector Funds 0.9%	Sector Funds 0.9%
Short-Term Investments and Net Other Assets (Liabilities) 7.6%	Short-Term Investments and Net Other Assets (Liabilities) 6.8%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 23.1%
	Shares	Value
CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Autoliv, Inc.	155,740	$ 16,148,681
Compagnie Plastic Omnium	49,571	1,307,561
Continental AG	42,261	9,023,437
DENSO Corp.	573,200	24,862,815
Valeo SA	40,095	4,845,239
		56,187,733
Automobiles - 0.6%
Bayerische Motoren Werke AG (BMW)	59,411	6,916,389
Brilliance China Automotive Holdings Ltd.	786,000	1,456,373
Daimler AG (Germany)	332,288	27,174,595
Dongfeng Motor Group Co. Ltd. (H Shares)	830,000	1,537,900
Fuji Heavy Industries Ltd.	351,200	9,976,180
Hero Motocorp Ltd.	55,050	2,369,369
Honda Motor Co. Ltd.	736,900	25,014,991
Hyundai Motor Co.	69,558	15,981,672
Kia Motors Corp.	205,280	12,388,459
Mahindra & Mahindra Ltd.	76,126	1,770,068
Maruti Suzuki India Ltd.	40,015	1,901,369
PT Astra International Tbk	6,756,700	4,378,272
Tata Motors Ltd.	741,107	6,447,624
Toyota Motor Corp.	499,300	28,489,561
		145,802,822
Diversified Consumer Services - 0.0%
Kroton Educacional SA	134,100	4,016,710
Hotels, Restaurants & Leisure - 0.5%
Carnival PLC	542,312	20,313,126
Compass Group PLC	3,586,485	58,320,440
Flight Centre Travel Group Ltd.	29,100	1,274,646
InterContinental Hotel Group PLC	66,703	2,556,868
Sands China Ltd.	1,309,200	8,530,861
TUI Travel PLC	256,100	1,583,737
Whitbread PLC	350,174	25,515,073
Yum! Brands, Inc.	115,587	8,371,966
		126,466,717
Household Durables - 0.2%
Coway Co. Ltd.	20,524	1,722,308
Nikon Corp.	1,883,400	27,342,743
Techtronic Industries Co. Ltd.	1,391,500	4,246,292
		33,311,343
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - 0.0%
Start Today Co. Ltd.	75,700	$ 1,800,735
Vipshop Holdings Ltd. ADR (a)	18,469	3,631,559
		5,432,294
Leisure Products - 0.0%
Sankyo Co. Ltd. (Gunma)	116,400	4,458,206
Yamaha Corp.	283,600	4,066,810
		8,525,016
Media - 0.6%
Fuji Media Holdings, Inc.	536,800	8,296,164
ITV PLC	2,846,135	9,979,223
Nippon Television Network Corp.	805,300	12,376,132
ProSiebenSat.1 Media AG	245,856	9,857,642
Publicis Groupe SA (a)	19,096	1,422,670
realestate.com.au Ltd.	39,987	1,789,614
Reed Elsevier NV	3,155,167	71,928,444
Telenet Group Holding NV (a)	24,065	1,406,151
UBM PLC	353,961	3,719,687
WPP PLC	685,916	14,394,611
		135,170,338
Multiline Retail - 0.1%
Dollarama, Inc.	30,274	2,577,453
Next PLC	64,559	7,604,252
Ryohin Keikaku Co. Ltd.	38,600	4,333,202
		14,514,907
Specialty Retail - 0.2%
Esprit Holdings Ltd.	9,265,900	15,040,551
Fielmann AG	21,724	1,400,952
H&M Hennes & Mauritz AB (B Shares)	77,900	3,313,613
Inditex SA	301,515	8,735,673
Kingfisher PLC	532,209	2,683,332
Nitori Holdings Co. Ltd.	49,300	2,956,721
USS Co. Ltd.	772,100	12,726,719
		46,857,561
Textiles, Apparel & Luxury Goods - 0.2%
Compagnie Financiere Richemont SA Series A	14,339	1,367,441
Gildan Activewear, Inc.	27,000	1,548,036
Global Brands Group Holding Ltd. (a)	19,700,000	4,550,035
Hermes International SCA	4,327	1,488,738
Li & Fung Ltd.	9,414,000	11,685,432
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
LVMH Moet Hennessy - Louis Vuitton SA	107,873	$ 18,716,731
Pandora A/S	21,740	1,625,256
		40,981,669
TOTAL CONSUMER DISCRETIONARY		617,267,110
CONSUMER STAPLES - 2.7%
Beverages - 0.3%
Embotelladoras Arca S.A.B. de CV	197,809	1,453,985
Heineken NV (Bearer)	334,747	25,466,783
ITO EN Ltd.	144,000	3,347,936
Pernod Ricard SA	394,596	46,528,342
		76,797,046
Food & Staples Retailing - 0.1%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	120,966	3,627,979
Lawson, Inc.	107,700	7,732,414
Sundrug Co. Ltd.	194,400	8,632,111
Tsuruha Holdings, Inc.	36,200	1,976,222
		21,968,726
Food Products - 1.0%
Danone SA	1,153,332	80,539,500
M. Dias Branco SA	197,900	8,929,149
Nestle SA	1,331,456	103,278,898
Saputo, Inc.	52,149	3,172,202
Toyo Suisan Kaisha Ltd.	219,000	6,851,314
Unilever NV (Certificaten Van Aandelen) (Bearer)	412,994	17,174,454
Unilever PLC	337,043	14,866,996
		234,812,513
Household Products - 0.3%
Reckitt Benckiser Group PLC	884,894	77,125,481
Personal Products - 0.3%
Kao Corp.	1,289,100	55,568,393
Kobayashi Pharmaceutical Co. Ltd.	169,300	10,853,294
Kose Corp.	192,700	8,408,458
L'Oreal SA	77,140	12,771,121
		87,601,266
Tobacco - 0.7%
British American Tobacco PLC (United Kingdom)	1,325,405	78,362,307
ITC Ltd. (a)	276,850	1,625,327
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Tobacco - continued
Japan Tobacco, Inc.	1,408,300	$ 48,240,484
KT&G Corp.	367,402	34,381,668
		162,609,786
TOTAL CONSUMER STAPLES		660,914,818
ENERGY - 1.5%
Energy Equipment & Services - 0.3%
Technip SA	543,483	50,344,719
Tecnicas Reunidas SA	277,254	15,160,257
		65,504,976
Oil, Gas & Consumable Fuels - 1.2%
BG Group PLC	2,341,170	46,667,898
Cairn Energy PLC (a)	2,371,500	7,070,934
Canadian Natural Resources Ltd.	199,460	8,693,470
Cenovus Energy, Inc.	178,690	5,699,411
CNOOC Ltd.	10,197,000	20,463,534
Dragon Oil PLC	257,539	2,565,320
Enbridge, Inc.	201,705	10,060,206
Galp Energia SGPS SA Class B	251,407	4,459,539
Genel Energy PLC (a)	140,189	2,023,629
Imperial Oil Ltd.	354,700	18,875,142
INPEX Corp.	1,067,200	15,283,079
Oil Search Ltd. ADR	564,040	5,104,548
Peyto Exploration & Development Corp.	66,997	2,374,133
Reliance Industries Ltd. GDR (d)	133,391	4,439,252
Repsol YPF SA	330,293	8,198,043
Royal Dutch Shell PLC Class A (United Kingdom)	2,169,903	87,819,559
Suncor Energy, Inc.	327,400	13,438,666
Total SA	551,212	36,373,663
		299,610,026
TOTAL ENERGY		365,115,002
FINANCIALS - 5.3%
Banks - 2.5%
Australia & New Zealand Banking Group Ltd.	294,385	9,191,273
Axis Bank Ltd. (a)	388,275	2,599,588
Banco Bilbao Vizcaya Argentaria SA	754,896	9,138,439
Bank of Ireland (a)	15,815,436	6,292,633
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Banks - continued
Bankinter SA	565,361	$ 4,680,736
Barclays PLC	8,847,449	32,999,494
BNP Paribas SA	876,918	59,201,393
Chiba Bank Ltd.	694,000	4,889,250
Credicorp Ltd. (United States)	24,390	3,782,157
Credit Agricole SA	403,667	5,985,544
DBS Group Holdings Ltd.	1,109,000	15,910,716
DNB ASA	1,052,654	19,633,395
Erste Group Bank AG	366,472	9,404,200
First Gulf Bank PJSC	295,187	1,466,673
HDFC Bank Ltd.	354,215	5,303,602
HDFC Bank Ltd. sponsored ADR	134,888	6,702,585
HSBC Holdings PLC:
(Hong Kong)	3,222,800	34,858,498
(United Kingdom)	5,587,279	60,393,971
Intesa Sanpaolo SpA	3,059,144	9,108,604
Joyo Bank Ltd.	980,000	5,086,261
Jyske Bank A/S (Reg.) (a)	68,068	3,710,246
Kasikornbank PCL NVDR	960,300	6,764,793
KBC Groupe SA (a)	642,297	36,606,164
Lloyds Banking Group PLC (a)	31,514,562	39,948,513
Mitsubishi UFJ Financial Group, Inc.	2,881,600	16,608,505
North Pacific Bank Ltd.	1,021,000	4,141,112
PT Bank Rakyat Indonesia Tbk	6,734,500	6,365,802
Royal Bank of Scotland Group PLC (a)	3,041,344	18,325,249
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	628,798	5,124,704
Standard Chartered PLC (United Kingdom)	722,145	14,542,281
Sumitomo Mitsui Financial Group, Inc.	1,929,200	78,034,406
Sydbank A/S (a)	137,597	4,230,654
The Hachijuni Bank Ltd.	681,000	4,110,414
The Suruga Bank Ltd.	221,000	4,197,184
The Toronto-Dominion Bank	217,613	11,458,056
UniCredit SpA	2,175,845	16,839,225
Westpac Banking Corp.	997,915	32,709,976
		610,346,296
Capital Markets - 0.6%
Azimut Holding SpA	73,355	1,909,383
Banca Generali SpA	91,311	2,481,147
Cetip SA - Mercados Organizado	103,600	1,511,074
CI Financial Corp.	133,231	4,372,006
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Credit Suisse Group AG	602,421	$ 16,995,450
Daiwa Securities Group, Inc.	925,000	7,522,154
Hargreaves Lansdown PLC	68,512	1,276,165
Julius Baer Group Ltd.	420,757	19,125,527
Partners Group Holding AG	21,852	5,764,996
Schroders PLC	54,104	2,188,034
UBS AG	4,075,058	73,134,289
		136,280,225
Consumer Finance - 0.0%
AEON Financial Service Co. Ltd.	324,200	7,521,926
Provident Financial PLC	41,517	1,474,294
		8,996,220
Diversified Financial Services - 0.3%
Century Tokyo Leasing Corp.	24,000	709,308
Fubon Financial Holding Co. Ltd.	2,526,000	4,126,014
Hong Kong Exchanges and Clearing Ltd.	102,700	2,360,097
IG Group Holdings PLC	869,861	8,765,685
ING Groep NV (Certificaten Van Aandelen) (a)	2,749,753	37,844,468
ORIX Corp.	903,100	13,627,440
		67,433,012
Insurance - 1.3%
AIA Group Ltd.	6,852,600	37,401,692
Amlin PLC	781,636	5,838,051
Aviva PLC	3,334,167	28,856,702
AXA SA	1,081,948	26,797,642
BB Seguridade Participacoes SA	492,700	7,866,472
Catlin Group Ltd.	629,024	5,367,569
Euler Hermes SA	43,864	4,991,200
Fairfax Financial Holdings Ltd. (sub. vtg.)	40,312	18,575,108
Gjensidige Forsikring ASA	81,700	1,699,131
Hiscox Ltd.	1,663,535	17,923,547
Jardine Lloyd Thompson Group PLC	496,532	8,556,417
MAPFRE SA (Reg.)	409,613	1,535,516
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	402,000	3,273,037
Prudential PLC	1,321,608	31,857,386
Sampo Oyj (A Shares)	319,912	15,733,640
Sony Financial Holdings, Inc.	992,600	15,893,811
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
St. James's Place Capital PLC	100,502	$ 1,196,303
Zurich Insurance Group AG	249,351	75,235,801
		308,599,025
Real Estate Investment Trusts - 0.1%
Capital Shopping Centres Group PLC	1,290,469	7,326,913
Derwent London PLC	30,702	1,422,571
Fibra Uno Administracion SA de CV	411,700	1,478,144
Link (REIT)	2,083,840	12,368,519
Unibail-Rodamco (a)	17,806	4,782,182
		27,378,329
Real Estate Management & Development - 0.5%
Brookfield Asset Management, Inc.	108,522	5,181,926
Cheung Kong Holdings Ltd.	190,000	3,464,107
China Vanke Co. Ltd. (H Shares) (a)	1,619,800	3,034,754
Countrywide PLC	145,488	1,243,889
Daito Trust Construction Co. Ltd.	41,600	5,143,774
Deutsche Annington Immobilien SE	534,291	16,041,423
Deutsche Wohnen AG (Bearer)	1,507,471	34,009,332
Emaar Properties PJSC (a)	845,179	2,358,553
GAGFAH SA (a)	614,521	12,031,003
LEG Immobilien AG	129,693	9,648,621
Mitsui Fudosan Co. Ltd.	381,000	12,139,123
Sumitomo Realty & Development Co. Ltd.	151,000	5,847,268
TAG Immobilien AG	595,528	6,874,992
		117,018,765
Thrifts & Mortgage Finance - 0.0%
Housing Development Finance Corp. Ltd.	238,479	4,234,066
TOTAL FINANCIALS		1,280,285,938
HEALTH CARE - 2.6%
Biotechnology - 0.1%
Actelion Ltd.	50,400	6,187,114
CSL Ltd.	106,461	7,344,839
Grifols SA	50,745	2,362,345
		15,894,298
Health Care Equipment & Supplies - 0.2%
Coloplast A/S Series B	42,410	3,520,638
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
GN Store Nordic A/S	113,820	$ 2,588,050
Nihon Kohden Corp.	159,100	8,807,881
Sonova Holding AG Class B	73,700	11,784,935
Straumann Holding AG	7,437	1,820,265
Sysmex Corp.	63,600	2,460,378
Terumo Corp.	690,700	17,379,524
		48,361,671
Health Care Providers & Services - 0.0%
Odontoprev SA	955,200	4,164,732
Ryman Healthcare Group Ltd.	188,479	1,270,685
		5,435,417
Health Care Technology - 0.0%
M3, Inc.	98,800	1,727,303
Life Sciences Tools & Services - 0.0%
Eurofins Scientific SA	7,761	2,204,204
Morphosys AG (a)	16,712	1,541,723
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	65,098	2,409,928
		6,155,855
Pharmaceuticals - 2.3%
Astellas Pharma, Inc.	635,000	9,142,486
Bayer AG	774,849	103,898,415
BTG PLC (a)	208,324	2,215,163
GlaxoSmithKline PLC	2,694,189	65,845,267
Hikma Pharmaceuticals PLC	48,337	1,385,860
Novartis AG	1,758,285	157,975,691
Novo Nordisk A/S Series B	160,080	7,342,198
Roche Holding AG (participation certificate)	304,589	88,957,646
Sanofi SA	491,570	53,872,333
Santen Pharmaceutical Co. Ltd.	634,400	36,584,170
Shire PLC	46,219	3,765,802
Sihuan Pharmaceutical Holdings Group Ltd.	2,378,000	1,592,483
Sun Pharmaceutical Industries Ltd.	479,074	6,770,126
Teva Pharmaceutical Industries Ltd. sponsored ADR	136,973	7,193,822
		546,541,462
TOTAL HEALTH CARE		624,116,006
Common Stocks - continued
	Shares	Value
INDUSTRIALS - 3.0%
Aerospace & Defense - 0.1%
Cobham PLC	4,284,219	$ 21,131,078
Zodiac Aerospace	71,845	2,343,498
		23,474,576
Air Freight & Logistics - 0.2%
Bollore	2,351	1,482,766
PostNL NV (a)	2,976,594	14,905,186
Yamato Holdings Co. Ltd.	2,249,800	46,479,361
		62,867,313
Airlines - 0.2%
easyJet PLC	289,755	6,421,841
International Consolidated Airlines Group SA CDI (a)	5,466,662	32,780,630
Ryanair Holdings PLC sponsored ADR (a)	124,100	6,813,090
		46,015,561
Building Products - 0.1%
Daikin Industries Ltd.	154,200	10,626,306
Geberit AG (Reg.)	76,356	25,908,059
		36,534,365
Commercial Services & Supplies - 0.2%
Babcock International Group PLC	415,239	7,727,715
Brambles Ltd.	3,097,119	27,479,266
Intrum Justitia AB	46,376	1,437,877
Secom Co. Ltd.	79,600	4,864,976
		41,509,834
Construction & Engineering - 0.2%
Balfour Beatty PLC	2,411,434	9,728,121
JGC Corp.	1,013,000	29,315,613
VINCI SA	109,226	7,139,996
		46,183,730
Electrical Equipment - 0.5%
Legrand SA	1,042,817	57,644,709
Nidec Corp.	60,800	3,886,007
Schneider Electric SA	681,293	57,578,295
		119,109,011
Industrial Conglomerates - 0.3%
Bidvest Group Ltd.	129,491	3,415,297
Hutchison Whampoa Ltd.	1,120,000	14,567,132
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Industrial Conglomerates - continued
SembCorp Industries Ltd.	2,754,000	$ 11,288,964
Siemens AG	431,442	54,086,021
		83,357,414
Machinery - 0.5%
Atlas Copco AB (A Shares)	1,212,259	35,296,306
Burckhardt Compression Holding AG	2,985	1,556,635
Fanuc Corp.	41,400	6,923,543
Glory Ltd.	203,900	6,163,348
IMI PLC	143,596	3,232,581
Joy Global, Inc.	218,620	13,805,853
Komatsu Ltd.	770,200	17,384,212
Kone Oyj (B Shares)	112,168	4,745,737
Minebea Ltd.	219,822	2,750,812
Schindler Holding AG (participation certificate)	150,894	21,811,049
SembCorp Marine Ltd.	3,726,000	11,812,946
SMC Corp.	18,100	4,730,929
Weichai Power Co. Ltd. (H Shares)	343,000	1,389,694
		131,603,645
Professional Services - 0.2%
Adecco SA (Reg.)	46,595	3,527,425
Capita Group PLC	456,885	9,306,766
Experian PLC	725,223	12,617,700
Michael Page International PLC	1,802,443	13,636,028
Temp Holdings Co., Ltd.	43,200	1,490,586
		40,578,505
Road & Rail - 0.1%
Canadian National Railway Co.	110,755	7,954,436
Canadian Pacific Railway Ltd.	35,906	7,192,098
		15,146,534
Trading Companies & Distributors - 0.3%
Ashtead Group PLC	132,919	2,161,418
Brenntag AG	296,679	15,700,056
Bunzl PLC	1,297,041	35,443,032
Itochu Corp.	376,500	4,785,634
Mitsubishi Corp.	464,100	9,596,916
		67,687,056
Transportation Infrastructure - 0.1%
Abertis Infraestructuras SA	164,678	3,464,222
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Transportation Infrastructure - continued
Adani Ports & Special Economic Zone	164,035	$ 766,644
China Merchants Holdings International Co. Ltd.	3,948,000	13,091,993
		17,322,859
TOTAL INDUSTRIALS		731,390,403
INFORMATION TECHNOLOGY - 1.9%
Communications Equipment - 0.2%
Telefonaktiebolaget LM Ericsson (B Shares)	3,837,303	47,818,701
Electronic Equipment & Components - 0.4%
China High Precision Automation Group Ltd. (a)	1,073,000	41,535
Delta Electronics, Inc.	435,000	3,057,638
Halma PLC	1,439,447	14,768,333
Hirose Electric Co. Ltd.	102,800	13,269,297
Hitachi Ltd.	4,002,000	30,252,035
Hoya Corp.	197,600	6,385,987
Keyence Corp.	17,400	7,446,153
Murata Manufacturing Co. Ltd.	77,200	7,370,895
OMRON Corp.	65,000	2,814,407
Spectris PLC	230,779	7,459,497
		92,865,777
Internet Software & Services - 0.1%
Baidu.com, Inc. sponsored ADR (a)	22,382	4,801,387
NAVER Corp.	3,179	2,407,526
Qihoo 360 Technology Co. Ltd. ADR (a)	16,290	1,430,751
Tencent Holdings Ltd.	436,700	7,107,679
YY, Inc. ADR (a)	22,267	1,890,246
		17,637,589
IT Services - 0.5%
Amadeus IT Holding SA Class A	851,329	31,656,486
Cielo SA	312,200	5,852,094
Cognizant Technology Solutions Corp. Class A (a)	290,394	13,279,718
Computershare Ltd.	1,599,691	18,406,467
HCL Technologies Ltd.	141,278	3,806,826
Nomura Research Institute Ltd.	905,900	28,601,869
OBIC Co. Ltd.	341,200	11,690,884
Otsuka Corp.	31,500	1,335,143
SCSK Corp.	51,600	1,473,436
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Tata Consultancy Services Ltd.	92,117	$ 3,839,248
Wirecard AG	57,009	2,129,980
		122,072,151
Semiconductors & Semiconductor Equipment - 0.4%
ASM International NV (Netherlands)	106,410	4,131,605
Infineon Technologies AG	1,984,032	23,058,197
MediaTek, Inc.	1,448,000	24,209,265
NXP Semiconductors NV (a)	111,615	7,647,860
Samsung Electronics Co. Ltd.	2,459	2,992,216
SK Hynix, Inc. (a)	75,570	3,383,175
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	1,844,917	38,632,562
		104,054,880
Software - 0.2%
Check Point Software Technologies Ltd. (a)	59,444	4,221,713
Dassault Systemes SA	346,263	22,930,602
SAP AG	247,566	19,296,356
SimCorp A/S	42,011	1,237,601
		47,686,272
Technology Hardware, Storage & Peripherals - 0.1%
Canon, Inc.	203,700	6,647,459
Lenovo Group Ltd.	3,560,000	5,438,726
Neopost SA	191,444	12,786,177
Seiko Epson Corp.	35,500	1,798,116
		26,670,478
TOTAL INFORMATION TECHNOLOGY		458,805,848
MATERIALS - 1.7%
Chemicals - 1.3%
Akzo Nobel NV	1,143,717	80,834,910
Asahi Kasei Corp.	635,000	5,092,450
Asian Paints India Ltd.	245,088	2,527,824
BASF AG	88,220	9,075,116
Clariant AG (Reg.)	1,068,664	18,811,187
Givaudan SA	27,004	44,827,728
HEXPOL AB (B Shares)	15,127	1,278,033
JSR Corp.	863,400	15,003,385
Linde AG	264,898	52,435,650
Nippon Kayaku Co. Ltd.	91,000	1,117,766
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Shin-Etsu Chemical Co., Ltd.	468,300	$ 29,058,050
Sigma Aldrich Corp.	216,556	22,521,824
Sika AG (Bearer)	394	1,489,222
Symrise AG	440,907	23,555,548
		307,628,693
Construction Materials - 0.0%
Ultratech Cemco Ltd. (a)	32,283	1,360,265
Containers & Packaging - 0.1%
Rexam PLC	1,860,481	15,659,595
Smurfit Kappa Group PLC	105,984	2,404,284
		18,063,879
Metals & Mining - 0.3%
Glencore Xstrata PLC	3,125,899	18,806,607
Iluka Resources Ltd.	1,442,472	11,990,051
Rio Tinto PLC	1,057,705	56,555,679
		87,352,337
TOTAL MATERIALS		414,405,174
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.2%
BT Group PLC	3,414,917	21,955,729
Hellenic Telecommunications Organization SA (a)	177,086	2,531,582
Koninklijke KPN NV (a)	2,093,420	6,987,939
TDC A/S	1,444,055	12,395,300
Telenor ASA	315,909	7,242,825
Telstra Corp. Ltd.	1,952,342	10,138,047
		61,251,422
Wireless Telecommunication Services - 1.1%
China Mobile Ltd.	3,188,517	39,660,099
KDDI Corp.	2,177,100	125,526,675
Mobile TeleSystems OJSC	655,728	4,994,091
Philippine Long Distance Telephone Co.	59,895	4,697,985
SK Telecom Co. Ltd.	146,592	39,607,435
Vodafone Group PLC	14,325,616	49,235,436
		263,721,721
TOTAL TELECOMMUNICATION SERVICES		324,973,143
Common Stocks - continued
	Shares	Value
UTILITIES - 0.5%
Electric Utilities - 0.1%
Energias do Brasil SA	630,476	$ 3,182,657
Korea Electric Power Corp.	468,534	19,595,194
		22,777,851
Gas Utilities - 0.1%
APA Group unit	1,003,816	7,265,733
China Resources Gas Group Ltd.	2,312,000	6,727,131
ENN Energy Holdings Ltd.	452,000	3,193,141
Tokyo Gas Co. Ltd.	2,270,000	12,891,951
		30,077,956
Independent Power Producers & Energy Traders - 0.0%
Drax Group PLC	60,070	625,776
Multi-Utilities - 0.3%
Canadian Utilities Ltd. Class A (non-vtg.)	229,660	8,267,169
Centrica PLC	1,818,683	9,643,601
GDF Suez	1,597,815	39,354,172
		57,264,942
TOTAL UTILITIES		110,746,525
TOTAL COMMON STOCKS (Cost $4,670,630,821)		5,588,019,967
Nonconvertible Preferred Stocks - 0.3%

CONSUMER STAPLES - 0.2%
Beverages - 0.1%
Ambev SA sponsored ADR	1,130,715	8,242,912
Household Products - 0.1%
Henkel AG & Co. KGaA	298,714	31,321,122
TOTAL CONSUMER STAPLES		39,564,034
FINANCIALS - 0.0%
Banks - 0.0%
Itau Unibanco Holding SA	318,340	5,739,648
MATERIALS - 0.0%
Metals & Mining - 0.0%
Gerdau SA sponsored ADR	1,046,510	6,059,293
Nonconvertible Preferred Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Telecom Italia SpA (Risparmio Shares)	7,834,642	$ 7,214,737
Telefonica Brasil SA sponsored ADR	181,658	3,887,481
		11,102,218
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $53,650,331)		62,465,193
Equity Funds - 69.0%

Europe Stock Funds - 4.6%
Henderson European Focus Fund Class A	38	1,333
iShares MSCI Italy Capped ETF	14,426,200	230,386,414
iShares MSCI Spain Capped ETF	3,425,800	138,813,416
iShares S&P Europe 350 Index ETF	6,287,300	294,245,640
Vanguard European ETF	7,651,568	442,107,599
TOTAL EUROPE STOCK FUNDS		1,105,554,402
Foreign Large Blend Funds - 49.3%
American EuroPacific Growth Fund Class F-1	4,238,936	211,056,630
Artisan International Value Fund Investor Class	21,809,183	831,366,053
Fidelity Diversified International Fund (c)	33,232,064	1,241,217,583
Fidelity International Discovery Fund (c)	41,814,636	1,673,839,867
Fidelity Overseas Fund (c)	17,380,150	703,200,849
GE Institutional International Equity Fund Service Class	5,316,377	68,634,424
Harbor International Fund Institutional Class	31,177,674	2,241,674,746
Henderson International Opportunities Fund Class A	30,302,374	815,133,854
Litman Gregory Masters International Fund Investor Class	18,935,177	344,430,874
Manning & Napier Fund, Inc. World Opportunities Series Class A	144,310,368	1,326,212,284
Morgan Stanley Institutional Fund, Inc. - International Equity Portfolio Class A	73,738,496	1,251,342,284
Oakmark International Fund Class I	45,556,221	1,186,739,566
Transamerica International Equity Fund Class A	283,768	5,272,418
TOTAL FOREIGN LARGE BLEND FUNDS		11,900,121,432
Equity Funds - continued
	Shares	Value
Foreign Large Growth Funds - 4.9%
AIM International Growth Fund Class A	3,842,267	$ 137,053,654
Fidelity Canada Fund (c)	2,042,518	133,907,491
Fidelity International Capital Appreciation Fund (c)	4,806,022	84,393,745
Oppenheimer International Growth Fund Class I (a)	11,558,514	437,720,916
Thornburg International Value Fund Class I	13,000,572	401,847,679
TOTAL FOREIGN LARGE GROWTH FUNDS		1,194,923,485
Foreign Large Value Funds - 1.2%
Pear Tree Polaris Foreign Value Fund Institutional Shares	15,303,316	291,069,076
Foreign Small Mid Blend Funds - 1.4%
Franklin International Small Cap Growth Fund Class A	56	1,263
iShares MSCI EAFE Small Cap Index ETF	6,392,932	327,765,624
TOTAL FOREIGN SMALL MID BLEND FUNDS		327,766,887
Foreign Small Mid Growth Funds - 0.6%
MFS International New Discovery Fund Class A	57	1,661
Thornburg International Growth Fund Institutional Class	1,828,142	38,153,316
Wasatch International Growth Fund Investor Class Shares	69	1,972
Westcore International Small-Cap Fund	5,167,047	105,976,129
TOTAL FOREIGN SMALL MID GROWTH FUNDS		144,133,078
Sector Funds - 0.9%
RS Global Natural Resources Fund Class A	68	2,563
SPDR DJ Wilshire International Real Estate ETF	1,525,300	68,226,669
Voya International Real Estate Fund Retail Class	15,628,590	153,316,466
TOTAL SECTOR FUNDS		221,545,698
Other - 6.1%
Fidelity Japan Fund (c)	17,378,406	204,543,844
Fidelity Japan Smaller Companies Fund (c)	6,786,041	91,679,413
iShares MSCI Australia ETF	4,731,652	128,511,668
iShares MSCI Emerging Markets Index ETF	5,605,100	252,565,806
iShares MSCI Japan ETF	61,544,900	726,229,820
Matthews Pacific Tiger Fund Class I	15,667	455,438
Equity Funds - continued
	Shares	Value
Other - continued
Wintergreen Fund Investor Class	1,984,439	$ 36,989,945
WisdomTree Japan Hedged Equity ETF	686,970	34,266,064
TOTAL OTHER		1,475,241,998
TOTAL EQUITY FUNDS (Cost $13,849,141,085)		16,660,356,056
U.S. Treasury Obligations - 0.3%
	Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.01% to 0.03% 10/2/14 to 11/6/14 (e) (Cost $71,367,454)	$ 71,370,000	71,368,058
Money Market Funds - 7.2%
	Shares
SSgA U.S. Treasury Money Market Fund, 0% (b) (Cost $1,728,231,612)	1,728,231,612	1,728,231,612
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $20,373,021,303)		24,110,440,886
NET OTHER ASSETS (LIABILITIES) - 0.1%		32,426,331
NET ASSETS - 100%		$ 24,142,867,217
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
6,629 CME Nikkei 225 Index Contracts (Japan)	Sept. 2014	$ 512,090,250	$ 7,694,629
11,062 NYSE E-mini MSCI EAFE Index Contracts (United States)	Sept. 2014	1,062,394,480	(12,881,443)
TOTAL EQUITY INDEX CONTRACTS		$ 1,574,484,730	$ (5,186,814)

The face value of futures purchased as a percentage of net assets is 6.5%
For the period, the average monthly underlying face amount at value for futures contracts in the aggregate was $1,531,714,114.
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end.
(c) Affiliated Fund

(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,439,252 or 0.0% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $63,608,275.
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Canada Fund	$ 119,834,541	$ -	$ -	$ -	$ 133,907,491
Fidelity Diversified International Fund	1,219,879,514	16,796,708	-	-	1,241,217,583
Fidelity International Capital Appreciation Fund	81,510,132	-	-	-	84,393,745
Fidelity International Discovery Fund	1,685,155,525	10,300,754	-	-	1,673,839,867
Fidelity Japan Fund	194,655,244	7,400,000	-	-	204,543,844
Fidelity Japan Smaller Companies Fund	83,874,271	2,000,000	-	-	91,679,413
Fidelity Overseas Fund	649,815,812	62,050,911	-	-	703,200,849
Total	$ 4,034,725,039	$ 98,548,373	$ -	$ -	$ 4,132,782,792
Other Information

The following is a summary of the inputs used, as of August 31, 2014, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 617,267,110	$ 518,148,960	$ 99,118,150	$ -
Consumer Staples	700,478,852	406,256,697	294,222,155	-
Energy	365,115,002	173,790,348	191,324,654	-
Financials	1,286,025,586	751,015,813	535,009,773	-
Health Care	624,116,006	246,357,069	377,758,937	-
Industrials	731,390,403	656,034,163	75,356,240	-
Information Technology	458,805,848	377,894,118	80,870,195	41,535
Materials	420,464,467	363,908,788	56,555,679	-
Telecommunication Services	336,075,361	166,716,001	169,359,360	-
Utilities	110,746,525	91,151,331	19,595,194	-
Equity Funds	16,660,356,056	16,660,356,056	-	-
U.S. Treasury Obligations	71,368,058	-	71,368,058	-
Money Market Funds	1,728,231,612	1,728,231,612	-	-
Total Investments in Securities:	$ 24,110,440,886	$ 22,139,860,956	$ 1,970,538,395	$ 41,535
Derivative Instruments:
Assets
Futures Contracts	$ 7,694,629	$ 7,694,629	$ -	$ -
Liabilities
Futures Contracts	$ (12,881,443)	$ (12,881,443)	$ -	$ -
Total Derivative Instruments:	$ (5,186,814)	$ (5,186,814)	$ -	$ -

The following is a summary of transfers between Level 1 and Level 2 for the period ended August 31, 2014. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$ 67,400,680
Level 2 to Level 1	$ 595,968,313
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of August 31, 2014. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 7,694,629	$ (12,881,443)
Total Value of Derivatives	$ 7,694,629	$ (12,881,443)

(a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. Only the period end receivable or payable for daily variation margin and net unrealized appreciation (depreciation) are presented in the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $16,927,587,857)	$ 19,977,658,094
Affiliated issuers (cost $3,445,433,446)	4,132,782,792
Total Investments (cost $20,373,021,303)		$ 24,110,440,886
Foreign currency held at value (cost $4,985,799)		4,999,082
Receivable for investments sold		19,033,322
Receivable for fund shares sold		19,910,695
Dividends receivable		16,314,012
Receivable for daily variation margin for derivative instruments		719,682
Prepaid expenses		85,821
Other receivables		237,669
Total assets		24,171,741,169

Liabilities
Payable for investments purchased	$ 15,422,673
Payable for fund shares redeemed	9,070,210
Accrued management fee	1,742,533
Other affiliated payables	1,029,389
Other payables and accrued expenses	1,609,147
Total liabilities		28,873,952

Net Assets		$ 24,142,867,217
Net Assets consist of:
Paid in capital		$ 20,018,995,006
Undistributed net investment income		138,968,531
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		254,001,207
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		3,730,902,473
Net Assets, for 2,253,153,780 shares outstanding		$ 24,142,867,217
Net Asset Value, offering price and redemption price per share ($24,142,867,217 ÷ 2,253,153,780 shares)		$ 10.72

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 166,256,775
Interest		2,033
Income before foreign taxes withheld		166,258,808
Less foreign taxes withheld		(9,299,836)
Total income		156,958,972

Expenses
Management fee	$ 39,656,360
Transfer agent fees	5,406,904
Accounting fees and expenses	1,159,214
Custodian fees and expenses	371,007
Independent trustees' compensation	131,520
Registration fees	410,680
Audit	62,383
Legal	48,386
Miscellaneous	109,063
Total expenses before reductions	47,355,517
Expense reductions	(29,592,334)	17,763,183
Net investment income (loss)		139,195,789
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers (net of foreign taxes of $43,864)	260,112,841
Foreign currency transactions	2,256,444
Futures contracts	63,571,659
Total net realized gain (loss)		325,940,944
Change in net unrealized appreciation (depreciation) on: Investment securities (net of increase in deferred foreign taxes of $521,972)	(360,122,959)
Assets and liabilities in foreign currencies	(650,631)
Futures contracts	(24,666,310)
Total change in net unrealized appreciation (depreciation)		(385,439,900)
Net gain (loss)		(59,498,956)
Net increase (decrease) in net assets resulting from operations		$ 79,696,833

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 139,195,789	$ 312,232,076
Net realized gain (loss)	325,940,944	345,011,137
Change in net unrealized appreciation (depreciation)	(385,439,900)	2,399,663,287
Net increase (decrease) in net assets resulting from operations	79,696,833	3,056,906,500
Distributions to shareholders from net investment income	(57,573,057)	(244,887,985)
Distributions to shareholders from net realized gain	(121,543,119)	(112,162,445)
Total distributions	(179,116,176)	(357,050,430)
Share transactions Proceeds from sales of shares	2,969,231,112	8,507,070,037
Reinvestment of distributions	178,745,771	356,309,251
Cost of shares redeemed	(1,712,714,737)	(2,420,257,813)
Net increase (decrease) in net assets resulting from share transactions	1,435,262,146	6,443,121,475
Total increase (decrease) in net assets	1,335,842,803	9,142,977,545

Net Assets
Beginning of period	22,807,024,414	13,664,046,869
End of period (including undistributed net investment income of $138,968,531 and undistributed net investment income of $57,345,799, respectively)	$ 24,142,867,217	$ 22,807,024,414
Other Information Shares
Sold	277,032,655	844,091,173
Issued in reinvestment of distributions	17,154,104	33,424,883
Redeemed	(159,483,692)	(240,094,181)
Net increase (decrease)	134,703,067	637,421,875

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 I	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 9.23	$ 8.52	$ 9.40	$ 7.84	$ 5.16
Income from Investment Operations
Net investment income (loss) D	.06	.18E	.16	.15	.15	.18
Net realized and unrealized gain (loss)	(.03)	1.55	.74	(.74)	1.54	2.67
Total from investment operations	.03	1.73	.90	(.59)	1.69	2.85
Distributions from net investment income	(.03)	(.13)	(.17)	(.13)	(.12)	(.12)
Distributions from net realized gain	(.06)	(.06)	(.02)	(.16)	(.02)	(.06)
Total distributions	(.08)J	(.19)	(.19)	(.29)	(.13)K	(.17)L
Net asset value, end of period	$ 10.72	$ 10.77	$ 9.23	$ 8.52	$ 9.40	$ 7.84
Total ReturnB, C	.34%	18.78%	10.65%	(6.00)%	21.66%	55.24%
Ratios to Average Net AssetsF
Expenses before reductions	.41%A	.43%	.43%	.39%	.28%	.25%
Expenses net of fee waivers, if any	.16%A	.17%	.18%	.14%	.03%	.00%
Expenses net of all reductions	.15%A	.17%	.17%	.14%	.03%	.00%
Net investment income (loss)	1.19%A	1.77%E	1.94%	1.71%	1.72%	2.32%
Supplemental Data
Net assets, end of period (000 omitted)	$ 24,142,867	$ 22,807,024	$ 13,664,047	$ 12,153,172	$ 11,328,792	$ 4,333,999
Portfolio turnover rateG	33%A	11%	25%	18%H	15%H	9%

AAnnualized BTotal returns for periods of less than one year are not annualized. CTotal returns would have been lower if certain expenses had not been reduced during the applicable periods shown. DCalculated based on average shares outstanding during the period. EInvestment income per share reflects a large, non-recurring dividend which amounted to $.02 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.54%. FExpense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds. GAmount does not include the portfolio activity of any Underlying Funds. HPortfolio turnover rate excludes securities received or delivered in-kind. IFor the year ended February 29. JTotal distributions of $.08 per share is comprised of distributions from net investment income of $.027 and distributions from net realized gain of $.057 per share. KTotal distributions of $.13 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.017 per share. LTotal distributions of $.17 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.055 per share.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® International Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Strategic Advisers Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Valuation - continued

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

(NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of August 31, 2014, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

correspondence relating to the underlying investment. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. The Fund is subject to a tax imposed on capital gains by certain countries in which it invests. An estimated deferred tax liability for net unrealized appreciation on the applicable securities is included in Other payables and accrued expenses on the Statement of Assets & Liabilities.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Semiannual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, futures contracts, foreign currency transactions, certain foreign taxes, passive foreign companies (PFIC), capital loss carryforwards and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 3,925,003,152
Gross unrealized depreciation	(223,956,464)
Net unrealized appreciation (depreciation) on securities	$ 3,701,046,688

Tax cost	$ 20,409,394,198

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

3. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin for derivative instruments in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts." The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Semiannual Report

3. Derivative Instruments - continued

Futures Contracts - continued

During the period the Fund recognized net realized gain (loss) of $63,571,659 and a change in net unrealized appreciation (depreciation) of $(24,666,310) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Underlying Fund shares), other than short-term securities, aggregated $4,689,181,789 and $3,528,169,208, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.00% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .34% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Causeway Capital Management, LLC, Massachusetts Financial Services Company (MFS) and William Blair & Company, LLC each served as a sub-adviser for the Fund during the period. Sub-advisers provide discretionary investment advisory services for their allocated portion of the Fund's assets and are paid by the investment adviser and not the Fund for providing these services.

Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, has been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Pyramis has not been allocated any portion of the Fund's assets. Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

In September 2014, the Board of Trustees approved the appointment of Thompson, Siegel & Walmsley, LLC (TS&W) as an additional sub-adviser for the Fund. Subsequent to period end, TS&W was allocated a portion of the Fund's assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding ETFs. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .05% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $63 for the period.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $2,133.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $15,404 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $29,199,412.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $392,922 for the period.

Semiannual Report

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principle investment strategies may represent a significant portion of an Underlying Fund's net assets.

At the end of the period, the Fund was the owner of record of 10% or more of the total outstanding share of the following underlying Funds:

Fidelity International Discovery Fund	14%
Fidelity Japan Fund	42%
Fidelity Japan Smaller Companies Fund	20%
Fidelity Overseas Fund	20%

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Pyramis Global Advisors, LLC

Causeway Capital Management LLC

Massachusetts Financial Services Company

Thompson, Siegel & Walmsley LLC

William Blair & Company, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.
Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SIT-USAN-1014
1.926370.103

Strategic Advisers®
Income Opportunities Fund

Offered exclusively to certain clients of Strategic Advisers, Inc. - not available for sale to the general public

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio B	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Actual	.01%	$ 1,000.00	$ 1,031.20	$ .05
Hypothetical A		$ 1,000.00	$ 1,025.16	$ .05

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
T. Rowe Price High Yield Fund Advisor Class	17.1	16.6
Fidelity Capital & Income Fund	16.4	15.7
Janus High-Yield Fund Class T	11.3	10.1
BlackRock High Yield Bond Portfolio Investor A Class	10.7	10.3
Fidelity High Income Fund	9.1	10.2
Hotchkis & Wiley High Yield Fund A	9.0	7.2
Eaton Vance Income Fund of Boston - Class A	7.8	8.0
Third Avenue Focused Credit Fund Investor Class	7.1	5.4
Fidelity Advisor High Income Advantage Fund Institutional Class	5.5	3.9
MainStay High Yield Corporate Bond Fund Class A	4.5	4.9
	98.5
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
High Yield Fixed-Income Funds 99.9%	High Yield Fixed-Income Funds 100.0%
Short-Term Investments and Net Other Assets (Liabilities) 0.1%	Short-Term Investments and Net Other Assets (Liabilities) 0.0%†

Asset allocations of fixed-income funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.
† Amount represents less than 0.1%

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Fixed-Income Funds - 99.9%
	Shares	Value
High Yield Fixed-Income Funds - 99.9%
BlackRock High Yield Bond Portfolio Investor A Class	54,000,363	$ 454,683,058
Eaton Vance Income Fund of Boston - Class A	54,023,334	330,082,570
Fidelity Advisor High Income Advantage Fund Institutional Class (b)	22,448,790	233,018,436
Fidelity Advisor High Income Fund Institutional Class (b)	6,913,987	58,838,028
Fidelity Capital & Income Fund (b)	67,912,947	694,749,450
Fidelity High Income Fund (b)	40,886,984	385,564,261
Hotchkis & Wiley High Yield Fund A	28,927,379	380,105,757
Janus High-Yield Fund Class T	51,513,840	480,108,990
MainStay High Yield Corporate Bond Fund Class A	31,854,428	193,037,835
T. Rowe Price High Yield Fund Advisor Class	100,026,118	724,189,094
Third Avenue Focused Credit Fund Investor Class	25,294,012	299,481,099
TOTAL FIXED-INCOME FUNDS (Cost $3,895,199,350)		4,233,858,578
Money Market Funds - 0.0%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $7)	7	7
TOTAL INVESTMENT PORTFOLIO - 99.9% (Cost $3,895,199,357)		4,233,858,585
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,240,212
NET ASSETS - 100%		$ 4,236,098,797
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Advisor High Income Advantage Fund Institutional Class	$ 174,465,293	$ 57,360,553	$ 1,857,522	$ 4,739,754	$ 233,018,436
Fidelity Advisor High Income Fund Institutional Class	58,907,168	-	-	1,510,691	58,838,028
Fidelity Capital & Income Fund	696,697,404	27,229,093	38,174,220	6,798,567	694,749,450
Fidelity High Income Fund	453,206,526	12,266,001	76,791,451	10,430,051	385,564,261
Total	$ 1,383,276,391	$ 96,855,647	$ 116,823,193	$ 23,479,063	$ 1,372,170,175
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $2,700,014,511)	$ 2,861,688,410
Affiliated issuers (cost $1,195,184,846)	1,372,170,175
Total Investments (cost $3,895,199,357)		$ 4,233,858,585
Receivable for fund shares sold		2,926,484
Dividends receivable		2,519,993
Prepaid expenses		17,040
Other receivables		13,115
Total assets		4,239,335,217

Liabilities
Payable for investments purchased	$ 1,890,525
Payable for fund shares redeemed	1,276,379
Distributions payable	15,941
Other affiliated payables	26,577
Other payables and accrued expenses	26,998
Total liabilities		3,236,420

Net Assets		$ 4,236,098,797
Net Assets consist of:
Paid in capital		$ 3,878,796,260
Distributions in excess of net investment income		(6,825,251)
Accumulated undistributed net realized gain (loss) on investments		25,468,560
Net unrealized appreciation (depreciation) on investments		338,659,228
Net Assets, for 406,723,084 shares outstanding		$ 4,236,098,797
Net Asset Value, offering price and redemption price per share ($4,236,098,797 ÷ 406,723,084 shares)		$ 10.42

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 99,272,133
Affiliated issuers		23,479,063
Total income		122,751,196

Expenses
Management fee	$ 5,625,081
Transfer agent fees	394
Accounting fees and expenses	167,350
Custodian fees and expenses	4,770
Independent trustees' compensation	25,889
Registration fees	69,133
Audit	19,843
Legal	9,802
Interest	183
Miscellaneous	21,582
Total expenses before reductions	5,944,027
Expense reductions	(5,625,081)	318,946
Net investment income (loss)		122,432,250
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	15,106,882
Affiliated issuers	4,120,529
Realized gain distributions from underlying funds:
Affiliated issuers	9,287,611
Total net realized gain (loss)		28,515,022
Change in net unrealized appreciation (depreciation) on underlying funds		(12,783,993)
Net gain (loss)		15,731,029
Net increase (decrease) in net assets resulting from operations		$ 138,163,279

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 122,432,250	$ 233,957,085
Net realized gain (loss)	28,515,022	43,185,322
Change in net unrealized appreciation (depreciation)	(12,783,993)	81,595,776
Net increase (decrease) in net assets resulting from operations	138,163,279	358,738,183
Distributions to shareholders from net investment income	(121,982,469)	(229,621,006)
Distributions to shareholders from net realized gain	(29,627,342)	(27,574,010)
Total distributions	(151,609,811)	(257,195,016)
Share transactions Proceeds from sales of shares	483,017,525	1,045,137,469
Reinvestment of distributions	151,469,067	256,960,361
Cost of shares redeemed	(827,885,068)	(729,820,439)
Net increase (decrease) in net assets resulting from share transactions	(193,398,476)	572,277,391
Total increase (decrease) in net assets	(206,845,008)	673,820,558

Net Assets
Beginning of period	4,442,943,805	3,769,123,247
End of period (including distributions in excess of net investment income of $6,825,251 and distributions in excess of net investment income of $7,275,032, respectively)	$ 4,236,098,797	$ 4,442,943,805
Other Information Shares
Sold	46,382,414	102,154,178
Issued in reinvestment of distributions	14,568,911	25,132,593
Redeemed	(79,301,533)	(71,291,737)
Net increase (decrease)	(18,350,208)	55,995,034

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013	2012 G	2011	2010
Selected Per-Share Data
Net asset value, beginning of period	$ 10.45	$ 10.21	$ 9.81	$ 10.10	$ 9.19	$ 6.52
Income from Investment Operations
Net investment income (loss) D	.284	.579	.595	.657	.699	.648
Net realized and unrealized gain (loss)	.036	.297	.430	(.286)	.910	2.684
Total from investment operations	.320	.876	1.025	.371	1.609	3.332
Distributions from net investment income	(.282)	(.569)	(.595)	(.653)	(.687)	(.652)
Distributions from net realized gain	(.068)	(.067)	(.030)	(.008)	(.012)	(.010)
Total distributions	(.350)	(.636)	(.625)	(.661)	(.699)	(.662)
Net asset value, end of period	$ 10.42	$ 10.45	$ 10.21	$ 9.81	$ 10.10	$ 9.19
Total Return B, C	3.12%	8.90%	10.82%	4.00%	18.17%	52.61%
Ratios to Average Net Assets E
Expenses before reductions	.26% A	.27%	.27%	.27%	.27%	.25%
Expenses net of fee waivers, if any	.01% A	.02%	.02%	.02%	.01%	.00%
Expenses net of all reductions	.01% A	.02%	.02%	.02%	.01%	.00%
Net investment income (loss)	5.40% A	5.66%	6.01%	6.82%	7.27%	7.88%
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,236,099	$ 4,442,944	$ 3,769,123	$ 2,954,875	$ 2,047,371	$ 768,753
Portfolio turnover rateF	17% A	12%	27%	2%	2%	32%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund. Fees and expenses of the Underlying Funds are not included in the Fund's annualized ratios. The Fund indirectly bears its proportionate share of the expenses of the Underlying Funds.

F Amount does not include the portfolio activity of any Underlying Funds.

G For the year ended February 29.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Income Opportunities Fund (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund currently invests in affiliated and unaffiliated mutual funds (the Underlying Funds). The Fund is offered exclusively to clients of Strategic Advisers, Inc. (Strategic Advisers), an affiliate of Fidelity Management & Research Company (FMR).

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated Underlying Fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Semiannual Report

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds that are deemed to be return of capital are recorded as a reduction of cost of investments.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 337,906,878
Gross unrealized depreciation	(1,471,076)
Net unrealized appreciation (depreciation) on securities	$ 336,435,802

Tax cost	$ 3,897,422,783

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $385,093,748 and $599,312,688, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .25% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed .75% of the Fund's average net assets. For the reporting period, the total annualized management fee rate was .25% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. The Fund does not directly pay transfer agent fees with respect to the portion of its assets invested in Underlying Funds, excluding exchange-traded funds. FIIOC pays for typesetting, printing and mailing of

Semiannual Report

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of less than .01% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $2,626 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Bank Borrowings.

The Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity requirements. The Fund has established borrowing arrangements with certain banks. The interest rate on the borrowings is the bank's base rate, as revised from time to time. The average loan balance during the period for which loans were outstanding amounted to $5,573,000. The weighted average interest rate was .59%. The interest expense amounted to $183 under the bank borrowing program. At period end, there were no bank borrowings outstanding.

7. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .25% of the Fund's average net assets until September 30, 2017. During the period, this waiver reduced the Fund's management fee by $5,625,081.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other - continued

The Fund does not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Fund within its principal investment strategies may represent a significant portion of an Underlying Fund's net assets. At the end of the period, the Fund was the owner of record of approximately 12% of the total outstanding shares of Fidelity Advisor High Income Advantage Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company
Quincy, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

SRQ-USAN-1014
1.926374.103

Strategic Advisers®
Emerging Markets Fund of Funds

Class F

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Emerging Markets	.10%
Actual		$ 1,000.00	$ 1,144.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,144.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 1,145.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 1,144.10	$ 1.89
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	16.4	15.6
Lazard Emerging Markets Equity Portfolio Institutional Class	14.8	14.0
Aberdeen Emerging Markets Fund Institutional Class	14.0	13.6
GMO Emerging Markets Fund - Class V	12.7	13.3
T. Rowe Price Emerging Markets Stock Fund	11.0	10.6
Fidelity Emerging Markets Fund	10.5	10.8
Thornburg Developing World Fund - Class I	6.4	7.5
Oppenheimer Developing Markets Fund Class Y	5.8	5.7
Eaton Vance Parametric Structured Emerging Markets Fund Class I	5.1	5.1
iShares MSCI Emerging Markets Index ETF	2.4	0.0
	99.1
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Emerging Markets Funds 100.0%	Emerging Markets Funds 99.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	109,818	$ 1,762,576
Acadian Emerging Markets Portfolio Institutional Class	100,745	2,066,270
Eaton Vance Parametric Structured Emerging Markets Fund Class I	39,308	645,045
Fidelity Emerging Markets Fund (b)	50,032	1,317,347
GMO Emerging Markets Fund - Class V	137,303	1,594,087
iShares MSCI Emerging Markets Index ETF	6,657	299,964
Lazard Emerging Markets Equity Portfolio Institutional Class	89,179	1,861,173
Oppenheimer Developing Markets Fund Class Y	17,840	729,281
SPDR S&P China ETF	1,452	117,278
T. Rowe Price Emerging Markets Stock Fund	38,258	1,378,042
Templeton Frontier Markets Fund - Advisor Class	60	1,171
Thornburg Developing World Fund - Class I	40,341	805,601
Wasatch Frontier Emerging Small Countries Fund	677	2,254
TOTAL EQUITY FUNDS (Cost $11,379,292)		12,580,089
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $13,762)	13,762	13,762
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,393,054)		12,593,851
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,973)
NET ASSETS - 100%		$ 12,585,878
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,127,009	$ 112,556	$ 50,812	$ -	$ 1,317,347
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,233,126)	$ 11,276,504
Affiliated issuers (cost $1,159,928)	1,317,347
Total Investments (cost $11,393,054)		$ 12,593,851
Receivable for fund shares sold		4,600
Prepaid expenses		40
Receivable from investment adviser for expense reductions		5,663
Other receivables		56
Total assets		12,604,210

Liabilities
Payable for investments purchased	$ 4,600
Distribution and service plan fees payable	23
Audit fee payable	10,734
Custody fee payable	2,715
Other affiliated payables	176
Other payables and accrued expenses	84
Total liabilities		18,332

Net Assets		$ 12,585,878
Net Assets consist of:
Paid in capital		$ 11,431,345
Undistributed net investment income		19,843
Accumulated undistributed net realized gain (loss) on investments		(66,107)
Net unrealized appreciation (depreciation) on investments		1,200,797
Net Assets		$ 12,585,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($11,673,046 ÷ 1,050,243 shares)	$ 11.11

Class F: Net Asset Value, offering price and redemption price per share ($689,796 ÷ 62,066 shares)	$ 11.11

Class L: Net Asset Value, offering price and redemption price per share ($111,627 ÷ 10,039 shares)	$ 11.12

Class N: Net Asset Value, offering price and redemption price per share ($111,409 ÷ 10,031 shares)	$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 27,765

Expenses
Management fee	$ 17,367
Transfer agent fees	734
Distribution and service plan fees	131
Accounting fees and expenses	722
Custodian fees and expenses	5,535
Independent trustees' compensation	63
Registration fees	27,447
Audit	18,081
Legal	24
Miscellaneous	581
Total expenses before reductions	70,685
Expense reductions	(64,880)	5,805
Net investment income (loss)		21,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,647)
Affiliated issuers	519
Total net realized gain (loss)		(39,128)
Change in net unrealized appreciation (depreciation) on investment securities		1,577,041
Net gain (loss)		1,537,913
Net increase (decrease) in net assets resulting from operations		$ 1,559,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,960	$ 130,026
Net realized gain (loss)	(39,128)	23,460
Change in net unrealized appreciation (depreciation)	1,577,041	(824,650)
Net increase (decrease) in net assets resulting from operations	1,559,873	(671,164)
Distributions to shareholders from net investment income	(18,477)	(113,674)
Distributions to shareholders from net realized gain	(30,497)	(25,374)
Total distributions	(48,974)	(139,048)
Share transactions - net increase (decrease)	581,370	1,674,301
Redemption fees	32	748
Total increase (decrease) in net assets	2,092,301	864,837

Net Assets
Beginning of period	10,493,577	9,628,740
End of period (including undistributed net investment income of $19,843 and undistributed net investment income of $16,360, respectively)	$ 12,585,878	$ 10,493,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.13	.14
Net realized and unrealized gain (loss)	1.39	(.78)	.53
Total from investment operations	1.41	(.65)	.67
Distributions from net investment income	(.02)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.05)	(.13)I	(.14)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 11.11	$ 9.75	$ 10.53
Total ReturnB, C	14.46%	(6.18)%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.22% A	1.25%	1.14% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	.38%A	1.29%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,673	$ 9,832	$ 9,475
Portfolio turnover rate G	13% A	10%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.02	.13	.10
Net realized and unrealized gain (loss)	1.39	(.78)	.14
Total from investment operations	1.41	(.65)	.24
Distributions from net investment income	(.02)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.05)	(.13) I	(.14)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 11.11	$ 9.75	$ 10.53
Total Return B, C	14.46%	(6.18)%	2.31%
Ratios to Average Net Assets F
Expenses before reductions	1.19% A	1.43%	1.14% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	.38% A	1.29%	4.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 690	$ 466	$ 154
Portfolio turnover rate G	13% A	10%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.02	.11
Net realized and unrealized gain (loss)	1.40	(.36)
Total from investment operations	1.42	(.25)
Distributions from net investment income	(.02)	(.11)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.05)	(.13)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.12	$ 9.75
Total ReturnB, C	14.56%	(2.56)%
Ratios to Average Net Assets F
Expenses before reductions	1.22% A	1.79% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10%A
Net investment income (loss)	.38% A	3.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 97
Portfolio turnover rate G	13% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	1.39	(.36)
Total from investment operations	1.40	(.26)
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.04)	(.12)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.11	$ 9.75
Total ReturnB, C	14.41%	(2.59)%
Ratios to Average Net Assets F
Expenses before reductions	1.47% A	2.05% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.13% A	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 97
Portfolio turnover rate G	13% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,188,736
Gross unrealized depreciation	(370)
Net unrealized appreciation (depreciation) on securities	$ 1,188,366

Tax cost	$ 11,405,485

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,343,246 and $764,305, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC (Acadian) and Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Acadian and Pyramis have not been allocated any portion of the Fund's assets. Acadian and Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 728.01
Class L	3.01
Class N	3.01
	$ 734

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $17,367.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory

Semiannual Report

6. Expense Reductions - continued

fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Emerging Markets	.10%	$ 43,856
Class F	.10%	2,166
Class L	.10%	423
Class N	.35%	425

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105 for the period.

In addition, an affiliate of the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $538.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Emerging Markets	$ 17,344	$ 106,936
Class F	833	4,646
Class L	170	1,066
Class N	130	1,026
Total	$ 18,477	$ 113,674
From net realized gain
Emerging Markets	$ 28,566	$ 24,190
Class F	1,371	848
Class L	280	168
Class N	280	168
Total	$ 30,497	$ 25,374

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Emerging Markets
Shares sold	83,749	179,201	$ 881,821	$ 1,826,852
Reinvestment of distributions	4,555	13,012	45,910	131,126
Shares redeemed	(46,919)	(83,302)	(498,697)	(821,441)
Net increase (decrease)	41,385	108,911	$ 429,034	$ 1,136,537
Class F
Shares sold	16,079	37,710	$ 171,212	$ 379,016
Reinvestment of distributions	219	545	2,204	5,494
Shares redeemed	(2,092)	(4,980)	(21,940)	(49,174)
Net increase (decrease)	14,206	33,275	$ 151,476	$ 335,336
Class L
Shares sold	-	9,871	$ -	$ 100,000
Reinvestment of distributions	45	123	450	1,234
Net increase (decrease)	45	9,994	$ 450	$ 101,234
Class N
Shares sold	-	9,871	$ -	$ 100,000
Reinvestment of distributions	41	119	410	1,194
Net increase (decrease)	41	9,990	$ 410	$ 101,194

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end period, the investment adviser and its affiliates were the owner of record of 86% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Adviser

Acadian Asset Management, LLC

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-F-SANN-1014
1.951488.101

Strategic Advisers®
Emerging Markets Fund of Funds -
Class L and Class N

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan participants) or 1-877-208-0098 (Advisors and Investment Professionals) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Emerging Markets	.10%
Actual		$ 1,000.00	$ 1,144.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,144.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 1,145.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 1,144.10	$ 1.89
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	16.4	15.6
Lazard Emerging Markets Equity Portfolio Institutional Class	14.8	14.0
Aberdeen Emerging Markets Fund Institutional Class	14.0	13.6
GMO Emerging Markets Fund - Class V	12.7	13.3
T. Rowe Price Emerging Markets Stock Fund	11.0	10.6
Fidelity Emerging Markets Fund	10.5	10.8
Thornburg Developing World Fund - Class I	6.4	7.5
Oppenheimer Developing Markets Fund Class Y	5.8	5.7
Eaton Vance Parametric Structured Emerging Markets Fund Class I	5.1	5.1
iShares MSCI Emerging Markets Index ETF	2.4	0.0
	99.1
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Emerging Markets Funds 100.0%	Emerging Markets Funds 99.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	109,818	$ 1,762,576
Acadian Emerging Markets Portfolio Institutional Class	100,745	2,066,270
Eaton Vance Parametric Structured Emerging Markets Fund Class I	39,308	645,045
Fidelity Emerging Markets Fund (b)	50,032	1,317,347
GMO Emerging Markets Fund - Class V	137,303	1,594,087
iShares MSCI Emerging Markets Index ETF	6,657	299,964
Lazard Emerging Markets Equity Portfolio Institutional Class	89,179	1,861,173
Oppenheimer Developing Markets Fund Class Y	17,840	729,281
SPDR S&P China ETF	1,452	117,278
T. Rowe Price Emerging Markets Stock Fund	38,258	1,378,042
Templeton Frontier Markets Fund - Advisor Class	60	1,171
Thornburg Developing World Fund - Class I	40,341	805,601
Wasatch Frontier Emerging Small Countries Fund	677	2,254
TOTAL EQUITY FUNDS (Cost $11,379,292)		12,580,089
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $13,762)	13,762	13,762
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,393,054)		12,593,851
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,973)
NET ASSETS - 100%		$ 12,585,878
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,127,009	$ 112,556	$ 50,812	$ -	$ 1,317,347
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,233,126)	$ 11,276,504
Affiliated issuers (cost $1,159,928)	1,317,347
Total Investments (cost $11,393,054)		$ 12,593,851
Receivable for fund shares sold		4,600
Prepaid expenses		40
Receivable from investment adviser for expense reductions		5,663
Other receivables		56
Total assets		12,604,210

Liabilities
Payable for investments purchased	$ 4,600
Distribution and service plan fees payable	23
Audit fee payable	10,734
Custody fee payable	2,715
Other affiliated payables	176
Other payables and accrued expenses	84
Total liabilities		18,332

Net Assets		$ 12,585,878
Net Assets consist of:
Paid in capital		$ 11,431,345
Undistributed net investment income		19,843
Accumulated undistributed net realized gain (loss) on investments		(66,107)
Net unrealized appreciation (depreciation) on investments		1,200,797
Net Assets		$ 12,585,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($11,673,046 ÷ 1,050,243 shares)	$ 11.11

Class F: Net Asset Value, offering price and redemption price per share ($689,796 ÷ 62,066 shares)	$ 11.11

Class L: Net Asset Value, offering price and redemption price per share ($111,627 ÷ 10,039 shares)	$ 11.12

Class N: Net Asset Value, offering price and redemption price per share ($111,409 ÷ 10,031 shares)	$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 27,765

Expenses
Management fee	$ 17,367
Transfer agent fees	734
Distribution and service plan fees	131
Accounting fees and expenses	722
Custodian fees and expenses	5,535
Independent trustees' compensation	63
Registration fees	27,447
Audit	18,081
Legal	24
Miscellaneous	581
Total expenses before reductions	70,685
Expense reductions	(64,880)	5,805
Net investment income (loss)		21,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,647)
Affiliated issuers	519
Total net realized gain (loss)		(39,128)
Change in net unrealized appreciation (depreciation) on investment securities		1,577,041
Net gain (loss)		1,537,913
Net increase (decrease) in net assets resulting from operations		$ 1,559,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,960	$ 130,026
Net realized gain (loss)	(39,128)	23,460
Change in net unrealized appreciation (depreciation)	1,577,041	(824,650)
Net increase (decrease) in net assets resulting from operations	1,559,873	(671,164)
Distributions to shareholders from net investment income	(18,477)	(113,674)
Distributions to shareholders from net realized gain	(30,497)	(25,374)
Total distributions	(48,974)	(139,048)
Share transactions - net increase (decrease)	581,370	1,674,301
Redemption fees	32	748
Total increase (decrease) in net assets	2,092,301	864,837

Net Assets
Beginning of period	10,493,577	9,628,740
End of period (including undistributed net investment income of $19,843 and undistributed net investment income of $16,360, respectively)	$ 12,585,878	$ 10,493,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.13	.14
Net realized and unrealized gain (loss)	1.39	(.78)	.53
Total from investment operations	1.41	(.65)	.67
Distributions from net investment income	(.02)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.05)	(.13)I	(.14)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 11.11	$ 9.75	$ 10.53
Total ReturnB, C	14.46%	(6.18)%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.22% A	1.25%	1.14% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	.38%A	1.29%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,673	$ 9,832	$ 9,475
Portfolio turnover rate G	13% A	10%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.02	.13	.10
Net realized and unrealized gain (loss)	1.39	(.78)	.14
Total from investment operations	1.41	(.65)	.24
Distributions from net investment income	(.02)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.05)	(.13) I	(.14)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 11.11	$ 9.75	$ 10.53
Total Return B, C	14.46%	(6.18)%	2.31%
Ratios to Average Net Assets F
Expenses before reductions	1.19% A	1.43%	1.14% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	.38% A	1.29%	4.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 690	$ 466	$ 154
Portfolio turnover rate G	13% A	10%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.02	.11
Net realized and unrealized gain (loss)	1.40	(.36)
Total from investment operations	1.42	(.25)
Distributions from net investment income	(.02)	(.11)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.05)	(.13)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.12	$ 9.75
Total ReturnB, C	14.56%	(2.56)%
Ratios to Average Net Assets F
Expenses before reductions	1.22% A	1.79% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10%A
Net investment income (loss)	.38% A	3.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 97
Portfolio turnover rate G	13% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	1.39	(.36)
Total from investment operations	1.40	(.26)
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.04)	(.12)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.11	$ 9.75
Total ReturnB, C	14.41%	(2.59)%
Ratios to Average Net Assets F
Expenses before reductions	1.47% A	2.05% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.13% A	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 97
Portfolio turnover rate G	13% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's

Semiannual Report

2. Significant Accounting Policies - continued

Investment Valuation - continued

fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,188,736
Gross unrealized depreciation	(370)
Net unrealized appreciation (depreciation) on securities	$ 1,188,366

Tax cost	$ 11,405,485

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,343,246 and $764,305, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC (Acadian) and Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Acadian and Pyramis have not been allocated any portion of the Fund's assets. Acadian and Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 728.01
Class L	3.01
Class N	3.01
	$ 734

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $17,367.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory

Semiannual Report

6. Expense Reductions - continued

fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Emerging Markets	.10%	$ 43,856
Class F	.10%	2,166
Class L	.10%	423
Class N	.35%	425

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105 for the period.

In addition, an affiliate of the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $538.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Emerging Markets	$ 17,344	$ 106,936
Class F	833	4,646
Class L	170	1,066
Class N	130	1,026
Total	$ 18,477	$ 113,674
From net realized gain
Emerging Markets	$ 28,566	$ 24,190
Class F	1,371	848
Class L	280	168
Class N	280	168
Total	$ 30,497	$ 25,374

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Emerging Markets
Shares sold	83,749	179,201	$ 881,821	$ 1,826,852
Reinvestment of distributions	4,555	13,012	45,910	131,126
Shares redeemed	(46,919)	(83,302)	(498,697)	(821,441)
Net increase (decrease)	41,385	108,911	$ 429,034	$ 1,136,537
Class F
Shares sold	16,079	37,710	$ 171,212	$ 379,016
Reinvestment of distributions	219	545	2,204	5,494
Shares redeemed	(2,092)	(4,980)	(21,940)	(49,174)
Net increase (decrease)	14,206	33,275	$ 151,476	$ 335,336
Class L
Shares sold	-	9,871	$ -	$ 100,000
Reinvestment of distributions	45	123	450	1,234
Net increase (decrease)	45	9,994	$ 450	$ 101,234
Class N
Shares sold	-	9,871	$ -	$ 100,000
Reinvestment of distributions	41	119	410	1,194
Net increase (decrease)	41	9,990	$ 410	$ 101,194

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end period, the investment adviser and its affiliates were the owner of record of 86% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-L-RMF-N-SANN-1014
1.9585959.100

Strategic Advisers®
Emerging Markets Fund of Funds

Semiannual Report

August 31, 2014

(Fidelity Cover Art)

Contents

Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.

To view a fund's proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5095 (plan accounts) or 1-800-544-3455 (all other accounts) to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2014 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (March 1, 2014 to August 31, 2014).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the underlying mutual funds and exchange-traded funds (ETFs) (the Underlying Funds), the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition to the direct expenses incurred by the Fund presented in the table, as a shareholder of the Underlying Funds, the Fund also indirectly bears its proportionate share of the expenses of the Underlying Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense RatioB	Beginning Account Value March 1, 2014	Ending Account Value August 31, 2014	Expenses Paid During Period* March 1, 2014 to August 31, 2014
Emerging Markets	.10%
Actual		$ 1,000.00	$ 1,144.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class F	.10%
Actual		$ 1,000.00	$ 1,144.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class L	.10%
Actual		$ 1,000.00	$ 1,145.60	$ .54
HypotheticalA		$ 1,000.00	$ 1,024.70	$ .51
Class N	.35%
Actual		$ 1,000.00	$ 1,144.10	$ 1.89
HypotheticalA		$ 1,000.00	$ 1,023.44	$ 1.79

A 5% return per year before expenses

B Annualized expense ratio reflects expenses net of applicable fee waivers.

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period). The fees and expenses of the Underlying Funds in which the Fund invests are not included in each Class' annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the direct investments of the Fund.
Top Ten Holdings as of August 31, 2014
(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Acadian Emerging Markets Portfolio Institutional Class	16.4	15.6
Lazard Emerging Markets Equity Portfolio Institutional Class	14.8	14.0
Aberdeen Emerging Markets Fund Institutional Class	14.0	13.6
GMO Emerging Markets Fund - Class V	12.7	13.3
T. Rowe Price Emerging Markets Stock Fund	11.0	10.6
Fidelity Emerging Markets Fund	10.5	10.8
Thornburg Developing World Fund - Class I	6.4	7.5
Oppenheimer Developing Markets Fund Class Y	5.8	5.7
Eaton Vance Parametric Structured Emerging Markets Fund Class I	5.1	5.1
iShares MSCI Emerging Markets Index ETF	2.4	0.0
	99.1
Asset Allocation (% of fund's net assets)
As of August 31, 2014	As of February 28, 2014
Emerging Markets Funds 100.0%	Emerging Markets Funds 99.7%
Short-Term Investments and Net Other Assets (Liabilities) 0.0%	Short-Term Investments and Net Other Assets (Liabilities) 0.3%

Asset allocations of equity funds in the pie charts reflect the categorizations of assets as defined by Morningstar as of the reporting dates indicated above.

Semiannual Report

Investments August 31, 2014 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 100.0%
	Shares	Value
Emerging Markets Funds - 100.0%
Aberdeen Emerging Markets Fund Institutional Class	109,818	$ 1,762,576
Acadian Emerging Markets Portfolio Institutional Class	100,745	2,066,270
Eaton Vance Parametric Structured Emerging Markets Fund Class I	39,308	645,045
Fidelity Emerging Markets Fund (b)	50,032	1,317,347
GMO Emerging Markets Fund - Class V	137,303	1,594,087
iShares MSCI Emerging Markets Index ETF	6,657	299,964
Lazard Emerging Markets Equity Portfolio Institutional Class	89,179	1,861,173
Oppenheimer Developing Markets Fund Class Y	17,840	729,281
SPDR S&P China ETF	1,452	117,278
T. Rowe Price Emerging Markets Stock Fund	38,258	1,378,042
Templeton Frontier Markets Fund - Advisor Class	60	1,171
Thornburg Developing World Fund - Class I	40,341	805,601
Wasatch Frontier Emerging Small Countries Fund	677	2,254
TOTAL EQUITY FUNDS (Cost $11,379,292)		12,580,089
Money Market Funds - 0.1%

SSgA U.S. Treasury Money Market Fund, 0% (a) (Cost $13,762)	13,762	13,762
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $11,393,054)		12,593,851
NET OTHER ASSETS (LIABILITIES) - (0.1)%		(7,973)
NET ASSETS - 100%		$ 12,585,878
Security Type Abbreviations
ETF	-	Exchange-Traded Fund
Legend
(a) The rate quoted is the annualized seven-day yield of the fund at period end.
(b) Affiliated Fund
Affiliated Underlying Funds
Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:
Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity Emerging Markets Fund	$ 1,127,009	$ 112,556	$ 50,812	$ -	$ 1,317,347
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	August 31, 2014 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $10,233,126)	$ 11,276,504
Affiliated issuers (cost $1,159,928)	1,317,347
Total Investments (cost $11,393,054)		$ 12,593,851
Receivable for fund shares sold		4,600
Prepaid expenses		40
Receivable from investment adviser for expense reductions		5,663
Other receivables		56
Total assets		12,604,210

Liabilities
Payable for investments purchased	$ 4,600
Distribution and service plan fees payable	23
Audit fee payable	10,734
Custody fee payable	2,715
Other affiliated payables	176
Other payables and accrued expenses	84
Total liabilities		18,332

Net Assets		$ 12,585,878
Net Assets consist of:
Paid in capital		$ 11,431,345
Undistributed net investment income		19,843
Accumulated undistributed net realized gain (loss) on investments		(66,107)
Net unrealized appreciation (depreciation) on investments		1,200,797
Net Assets		$ 12,585,878

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Assets and Liabilities - continued

August 31, 2014 (Unaudited)

Emerging Markets: Net Asset Value, offering price and redemption price per share ($11,673,046 ÷ 1,050,243 shares)	$ 11.11

Class F: Net Asset Value, offering price and redemption price per share ($689,796 ÷ 62,066 shares)	$ 11.11

Class L: Net Asset Value, offering price and redemption price per share ($111,627 ÷ 10,039 shares)	$ 11.12

Class N: Net Asset Value, offering price and redemption price per share ($111,409 ÷ 10,031 shares)	$ 11.11

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

Six months ended August 31, 2014 (Unaudited)

Investment Income
Dividends: Unaffiliated issuers		$ 27,765

Expenses
Management fee	$ 17,367
Transfer agent fees	734
Distribution and service plan fees	131
Accounting fees and expenses	722
Custodian fees and expenses	5,535
Independent trustees' compensation	63
Registration fees	27,447
Audit	18,081
Legal	24
Miscellaneous	581
Total expenses before reductions	70,685
Expense reductions	(64,880)	5,805
Net investment income (loss)		21,960
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(39,647)
Affiliated issuers	519
Total net realized gain (loss)		(39,128)
Change in net unrealized appreciation (depreciation) on investment securities		1,577,041
Net gain (loss)		1,537,913
Net increase (decrease) in net assets resulting from operations		$ 1,559,873

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

	Six months ended August 31, 2014 (Unaudited)	Year ended February 28, 2014
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 21,960	$ 130,026
Net realized gain (loss)	(39,128)	23,460
Change in net unrealized appreciation (depreciation)	1,577,041	(824,650)
Net increase (decrease) in net assets resulting from operations	1,559,873	(671,164)
Distributions to shareholders from net investment income	(18,477)	(113,674)
Distributions to shareholders from net realized gain	(30,497)	(25,374)
Total distributions	(48,974)	(139,048)
Share transactions - net increase (decrease)	581,370	1,674,301
Redemption fees	32	748
Total increase (decrease) in net assets	2,092,301	864,837

Net Assets
Beginning of period	10,493,577	9,628,740
End of period (including undistributed net investment income of $19,843 and undistributed net investment income of $16,360, respectively)	$ 12,585,878	$ 10,493,577

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Emerging Markets

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.53	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02	.13	.14
Net realized and unrealized gain (loss)	1.39	(.78)	.53
Total from investment operations	1.41	(.65)	.67
Distributions from net investment income	(.02)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.05)	(.13)I	(.14)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 11.11	$ 9.75	$ 10.53
Total ReturnB, C	14.46%	(6.18)%	6.71%
Ratios to Average Net Assets F
Expenses before reductions	1.22% A	1.25%	1.14% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	.38%A	1.29%	1.71%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,673	$ 9,832	$ 9,475
Portfolio turnover rate G	13% A	10%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period May 2, 2012 (commencement of operations) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class F

	Six months ended August 31, 2014	Years ended February 28,
	(Unaudited)	2014	2013E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.53	$ 10.43
Income from Investment Operations
Net investment income (loss) D	.02	.13	.10
Net realized and unrealized gain (loss)	1.39	(.78)	.14
Total from investment operations	1.41	(.65)	.24
Distributions from net investment income	(.02)	(.11)	(.14)
Distributions from net realized gain	(.03)	(.03)	-
Total distributions	(.05)	(.13) I	(.14)
Redemption fees added to paid in capital D, H	-	-	-
Net asset value, end of period	$ 11.11	$ 9.75	$ 10.53
Total Return B, C	14.46%	(6.18)%	2.31%
Ratios to Average Net Assets F
Expenses before reductions	1.19% A	1.43%	1.14% A
Expenses net of fee waivers, if any	.10% A	.10%	.10% A
Expenses net of all reductions	.10% A	.10%	.10% A
Net investment income (loss)	.38% A	1.29%	4.90% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 690	$ 466	$ 154
Portfolio turnover rate G	13% A	10%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period December 18, 2012 (commencement of sale of shares) to February 28, 2013.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

I Total distributions of $.13 per share is comprised of distributions from net investment income of $.108 and distributions from net realized gain of $.025 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class L

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014 E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.02	.11
Net realized and unrealized gain (loss)	1.40	(.36)
Total from investment operations	1.42	(.25)
Distributions from net investment income	(.02)	(.11)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.05)	(.13)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.12	$ 9.75
Total ReturnB, C	14.56%	(2.56)%
Ratios to Average Net Assets F
Expenses before reductions	1.22% A	1.79% A
Expenses net of fee waivers, if any	.10% A	.10% A
Expenses net of all reductions	.10% A	.10%A
Net investment income (loss)	.38% A	3.65% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 112	$ 97
Portfolio turnover rate G	13% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class N

	Six months ended August 31, 2014	Year ended February 28,
	(Unaudited)	2014E
Selected Per-Share Data
Net asset value, beginning of period	$ 9.75	$ 10.13
Income from Investment Operations
Net investment income (loss) D	.01	.10
Net realized and unrealized gain (loss)	1.39	(.36)
Total from investment operations	1.40	(.26)
Distributions from net investment income	(.01)	(.10)
Distributions from net realized gain	(.03)	(.02)
Total distributions	(.04)	(.12)
Redemption fees added to paid in capital D, H	-	-
Net asset value, end of period	$ 11.11	$ 9.75
Total ReturnB, C	14.41%	(2.59)%
Ratios to Average Net Assets F
Expenses before reductions	1.47% A	2.05% A
Expenses net of fee waivers, if any	.35% A	.35% A
Expenses net of all reductions	.35% A	.35% A
Net investment income (loss)	.13% A	3.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 97
Portfolio turnover rate G	13% A	10%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E For the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the Underlying Funds are not included in the class' annualized ratios. The class indirectly bears its proportionate share of the expenses of the Underlying Funds.

G Amount does not include the portfolio activity of any Underlying Funds.

H Amount represents less than $.01 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended August 31, 2014 (Unaudited)

1. Organization.

Strategic Advisers® Emerging Markets Fund of Funds (the Fund) is a fund of Fidelity Rutland Square Trust II (the Trust), and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The Fund is available only to certain employer-sponsored retirement plans and Fidelity brokerage or mutual fund accounts. The Fund currently invests in affiliated and unaffiliated mutual funds and exchange-traded funds (ETFs) (the Underlying Funds). The Fund commenced sale of Class L and Class N shares on November 12, 2013. The Fund offers Emerging Markets, Class F, Class L and Class N shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists each of the Underlying Funds as an investment of the Fund but does not include the underlying holdings of each Underlying Fund. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses a third party pricing vendor approved by the Board of Trustees (the Board) to value its investments. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's

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2. Significant Accounting Policies - continued

Investment Valuation - continued

fair value pricing policies and is categorized as Level 2 in the hierarchy. ETFs are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV for processing shareholder transactions includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds and distributions from ETFs, if any, are recorded on the ex-dividend date. Distributions from the Underlying Funds and ETFs that are deemed to be return of capital are recorded as a reduction of cost of investments.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Underlying Funds' expenses through the impact of these expenses on each Underlying Fund's NAV. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Strategic Advisers funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan.

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Notes to Financial Statements (Unaudited) - continued

2. Significant Accounting Policies - continued

Deferred Trustee Compensation - continued

The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred an excise tax liability on undistributed net investment income, which is included in Miscellaneous expense on the Statement of Operations. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 1,188,736
Gross unrealized depreciation	(370)
Net unrealized appreciation (depreciation) on securities	$ 1,188,366

Tax cost	$ 11,405,485

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Semiannual Report

3. Purchases and Redemptions of Underlying Fund Shares.

Purchases and redemptions of the Underlying Fund shares, aggregated $1,343,246 and $764,305, respectively.

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers (the investment adviser) provides the Fund with investment management related services. For these services, the Fund pays a monthly management fee to the investment adviser. The management fee is calculated by adding the annual management fee rate of .30% of the Fund's average net assets throughout the month payable to the investment adviser to the aggregate of the fee rates, payable monthly, to the Fund's sub-advisers. The Fund's maximum aggregate management fee will not exceed 1.25% of the Fund's average net assets. For the reporting period, the total annual management fee rate was .30% of the Fund's average net assets.

During the period, the investment adviser waived its management fee as described in the Expense Reductions note.

Sub-Advisers. Acadian Asset Management LLC (Acadian) and Pyramis Global Advisors, LLC (Pyramis), an affiliate of the investment adviser, have been retained to serve as a sub-adviser for the Fund. As of the date of this report, however, Acadian and Pyramis have not been allocated any portion of the Fund's assets. Acadian and Pyramis in the future may provide discretionary investment advisory services for an allocated portion of the Fund's assets and will be paid by the investment adviser for providing these services.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Class N pays Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class N's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Class N	.25%	$ 131	$ 131

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund, except for Class F. Each class, except for Class F, does not directly pay transfer agent fees with respect to the portion of its

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

assets invested in Underlying Funds, excluding ETFs. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Average Net Assets*
Emerging Markets	$ 728.01
Class L	3.01
Class N	3.01
	$ 734

* Annualized

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

5. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

6. Expense Reductions.

The investment adviser has contractually agreed to waive the Fund's management fee in an amount equal to .30% of the Fund's average net assets until April 30, 2015. During the period, this waiver reduced the Fund's management fee by $17,367.

The investment adviser has also contractually agreed to reimburse Emerging Markets, Class L and Class N to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. This reimbursement will remain in place through April 30, 2015. In addition, the investment adviser has voluntarily agreed to reimburse Class F to the extent that annual operating expenses exceed certain levels of average net assets as noted in the table below. Some expenses, for example sub-advisory

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6. Expense Reductions - continued

fees and interest expense, including commitment fees, are excluded from these reimbursements. The following classes of the Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement

Emerging Markets	.10%	$ 43,856
Class F	.10%	2,166
Class L	.10%	423
Class N	.35%	425

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $105 for the period.

In addition, an affiliate of the investment adviser reimbursed a portion of the Fund's operating expenses during the period in the amount of $538.

7. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended August 31, 2014	Year ended February 28, 2014 A
From net investment income
Emerging Markets	$ 17,344	$ 106,936
Class F	833	4,646
Class L	170	1,066
Class N	130	1,026
Total	$ 18,477	$ 113,674
From net realized gain
Emerging Markets	$ 28,566	$ 24,190
Class F	1,371	848
Class L	280	168
Class N	280	168
Total	$ 30,497	$ 25,374

A Distributions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended August 31, 2014	Year ended February 28, 2014 A	Six months ended August 31, 2014	Year ended February 28, 2014 A
Emerging Markets
Shares sold	83,749	179,201	$ 881,821	$ 1,826,852
Reinvestment of distributions	4,555	13,012	45,910	131,126
Shares redeemed	(46,919)	(83,302)	(498,697)	(821,441)
Net increase (decrease)	41,385	108,911	$ 429,034	$ 1,136,537
Class F
Shares sold	16,079	37,710	$ 171,212	$ 379,016
Reinvestment of distributions	219	545	2,204	5,494
Shares redeemed	(2,092)	(4,980)	(21,940)	(49,174)
Net increase (decrease)	14,206	33,275	$ 151,476	$ 335,336
Class L
Shares sold	-	9,871	$ -	$ 100,000
Reinvestment of distributions	45	123	450	1,234
Net increase (decrease)	45	9,994	$ 450	$ 101,234
Class N
Shares sold	-	9,871	$ -	$ 100,000
Reinvestment of distributions	41	119	410	1,194
Net increase (decrease)	41	9,990	$ 410	$ 101,194

A Share transactions for Class L and Class N are for the period November 12, 2013 (commencement of sale of shares) to February 28, 2014.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end period, the investment adviser and its affiliates were the owner of record of 86% of the total outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Strategic Advisers, Inc.
Boston, MA

Investment Sub-Advisers

Acadian Asset Management LLC

Pyramis Global Advisors, LLC

General Distributor

Fidelity Distributors Corporation
Smithfield, RI

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.
Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
245 Summer St., Boston, MA 02210
www.fidelity.com

RMF-USAN-1014
1.938035.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Rutland Square Trust II's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Rutland Square Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Rutland Square Trust II

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	October 27, 2014
By:	/s/Nicholas E. Steck
Nicholas E. Steck
Chief Financial Officer

Date:	October 27, 2014